Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.0%
BASIC MATERIALS - 2.7%
Chemicals - 1.8%
4,397	Air Products & Chemicals Inc.	$1,231,776
2,115	Albemarle Corp.	287,577
2,295	Celanese Corp., Class A Shares	296,812
408,881	CF Industries Holdings Inc.	15,251,261
14,737	Dow Inc.	781,208
355,893	DuPont de Nemours Inc.	22,577,852
92,952	Eastman Chemical Co.	9,053,525
4,941	Ecolab Inc.	1,097,643
2,587	FMC Corp.	300,118
2,122	International Flavors & Fragrances Inc.(a)	237,876
27,209	Linde PLC	6,976,932
5,113	LyondellBasell Industries NV, Class A Shares	435,116
223,782	Mosaic Co.	4,914,253
4,692	PPG Industries Inc.	688,645
30,755	Sherwin-Williams Co.	22,993,361
	Total Chemicals	87,123,955
Forest Products & Paper - 0.2%
183,163	International Paper Co.	9,062,905
Iron/Steel - 0.2%
167,732	Nucor Corp.	9,007,208
Mining - 0.5%
860,985	Freeport-McMoRan Inc.*	20,138,439
15,985	Newmont Corp.	940,238
	Total Mining	21,078,677
	TOTAL BASIC MATERIALS	126,272,745
COMMUNICATIONS - 18.6%
Advertising - 0.0%
7,880	Interpublic Group of Cos., Inc.	175,566
4,153	Omnicom Group Inc.	261,639
	Total Advertising	437,205
Internet - 14.8%
249,007	Alibaba Group Holding Ltd., ADR*	65,578,484
36,306	Alphabet Inc., Class A Shares*	63,695,246
21,452	Alphabet Inc., Class C Shares*	37,771,395
57,931	Amazon.com Inc.*	183,527,725
24,956	Booking Holdings Inc.*	50,621,998
2,832	CDW Corp.	369,548
13,237	eBay Inc.	667,542
73,304	Etsy Inc.*	11,779,953
2,683	Expedia Group Inc.*	334,007
1,235	F5 Networks Inc.*	201,070
426,875	Facebook Inc., Class A Shares*	118,231,569
59,057	Farfetch Ltd., Class A Shares*	3,227,465
209,622	Match Group Inc.*	29,181,479
56,277	Netflix Inc.*	27,615,124
11,496	NortonLifeLock Inc.	209,572
81,620	Proofpoint Inc.*	8,446,854
42,142	Roku Inc., Class A Shares*	12,371,627
4,358	Shopify Inc., Class A Shares*	4,751,876
388,915	Snap Inc., Class A Shares*	17,275,604
30,846	Spotify Technology SA*	8,987,599
129,800	Tencent Holdings Ltd.*	9,428,065

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - 18.6% - (continued)
Internet - 14.8% - (continued)
220,728	Twitter Inc.*	$10,266,059
364,537	Uber Technologies Inc.*	18,102,907
46,454	VeriSign Inc.*	9,324,247
8,499	Wix.com Ltd.*	2,170,900
	Total Internet	694,137,915
Media - 1.4%
2,973	Charter Communications Inc., Class A Shares*	1,938,366
538,531	Comcast Corp., Class A Shares	27,055,797
3,462	Discovery Inc., Class A Shares*(a)	93,162
5,848	Discovery Inc., Class C Shares*	140,469
5,141	DISH Network Corp., Class A Shares*	184,408
329,525	Fox Corp., Class A Shares	9,503,501
3,280	Fox Corp., Class B Shares	93,086
7,469	News Corp., Class A Shares	131,828
2,410	News Corp., Class B Shares	42,922
11,195	ViacomCBS Inc., Class B Shares	394,960
189,381	Walt Disney Co.	28,030,282
	Total Media	67,608,781
Telecommunications - 2.4%
1,119	Arista Networks Inc.*	302,913
748,326	AT&T Inc.	21,514,373
18,851	CenturyLink Inc.	196,993
541,897	Cisco Systems Inc.	23,312,409
341,120	Corning Inc.	12,764,710
6,316	Juniper Networks Inc.	137,499
166,220	Motorola Solutions Inc.	28,511,717
11,576	T-Mobile US Inc.*	1,538,913
382,141	Verizon Communications Inc.	23,085,138
	Total Telecommunications	111,364,665
	TOTAL COMMUNICATIONS	873,548,566
CONSUMER CYCLICAL - 7.1%
Airlines - 0.0%
2,561	Alaska Air Group Inc.*	130,534
10,246	American Airlines Group Inc.* (a)	144,776
12,738	Delta Air Lines Inc.*	512,704
11,763	Southwest Airlines Co.*	545,097
5,529	United Airlines Holdings Inc.*	249,081
	Total Airlines	1,582,192
Apparel - 1.5%
6,837	Hanesbrands Inc.	97,085
442,825	NIKE Inc., Class B Shares	59,648,527
54,371	PVH Corp.*	4,321,951
1,062	Ralph Lauren Corp., Class A Shares*	91,067
5,650	Tapestry Inc.*	160,008
3,383	Under Armour Inc., Class A Shares*	56,056
3,934	Under Armour Inc., Class C Shares*	57,240
57,320	VF Corp.	4,780,488
	Total Apparel	69,212,422
Auto Manufacturers - 0.9%
64,660	Cummins Inc.	14,947,452
44,500	Ferrari NV*	9,394,395
77,960	Ford Motor Co.*	707,877
407,109	General Motors Co.*	17,847,659

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - 7.1% - (continued)
Auto Manufacturers - 0.9% - (continued)
6,885	PACCAR Inc.	$599,408
	Total Auto Manufacturers	43,496,791
Auto Parts & Equipment - 0.1%
47,558	Aptiv PLC.*	5,645,135
4,384	BorgWarner Inc.	170,318
	Total Auto Parts & Equipment	5,815,453
Distribution/Wholesale - 0.0%
4,105	Copart Inc.*	473,922
11,420	Fastenal Co.	564,719
5,525	LKQ Corp.*	194,590
786	Pool Corp.	272,042
889	WW Grainger Inc.	371,869
	Total Distribution/Wholesale	1,877,142
Entertainment - 0.3%
78,576	DraftKings Inc., Class A Shares*	4,114,239
132,445	Live Nation Entertainment Inc.*	8,695,014
	Total Entertainment	12,809,253
Home Builders - 0.1%
6,578	DR Horton Inc.	490,061
57,058	Lennar Corp., Class A Shares	4,328,420
71	NVR Inc.*	283,800
5,239	PulteGroup Inc.	228,578
	Total Home Builders	5,330,859
Home Furnishings - 0.2%
81,287	Dolby Laboratories Inc., Class A Shares	7,189,835
2,719	Leggett & Platt Inc.	117,189
1,219	Whirlpool Corp.	237,230
	Total Home Furnishings	7,544,254
Housewares - 0.0%
7,569	Newell Brands Inc.	160,917
Leisure Time - 0.0%
9,981	Carnival Corp.*	199,420
5,659	Norwegian Cruise Line Holdings Ltd.*	129,421
3,499	Royal Caribbean Cruises Ltd.*	275,756
	Total Leisure Time	604,597
Lodging - 0.6%
5,521	Hilton Worldwide Holdings Inc.*	572,141
313,625	Las Vegas Sands Corp.*	17,472,049
5,293	Marriott International Inc., Class A Shares*	671,523
8,300	MGM Resorts International	234,475
89,914	Wynn Resorts Ltd.*	9,036,357
	Total Lodging	27,986,545
Retail - 3.4%
1,426	Advance Auto Parts Inc.	210,620
464	AutoZone Inc.*	527,870
4,576	Best Buy Co., Inc.	497,869
3,215	CarMax Inc.*	300,538
33,977	Carvana Co., Class A Shares*	8,501,385
6,868	Chipotle Mexican Grill Inc., Class A Shares*	8,855,805
84,932	Costco Wholesale Corp.	33,273,810
2,543	Darden Restaurants Inc.	274,593
4,951	Dollar General Corp.	1,082,190
204,557	Dollar Tree Inc.*	22,345,807

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - 7.1% - (continued)
Retail - 3.4% - (continued)
23,593	Domino's Pizza Inc.	$9,261,904
4,300	Gap Inc.	90,128
2,866	Genuine Parts Co.	281,928
21,402	Home Depot Inc.	5,937,129
4,704	L Brands Inc.*	182,562
137,125	Lowe's Cos., Inc.	21,366,817
26,112	Lululemon Athletica Inc.*	9,667,185
14,815	McDonald's Corp.	3,221,374
1,472	O'Reilly Automotive Inc.*	651,272
112,815	Ross Stores Inc*.	12,129,869
23,265	Starbucks Corp.	2,280,435
9,954	Target Corp.	1,787,042
2,147	Tiffany & Co.	282,288
23,845	TJX Cos., Inc.	1,514,396
2,310	Tractor Supply Co.	325,271
1,108	Ulta Beauty Inc.*	305,143
14,302	Walgreens Boots Alliance Inc.	543,619
27,610	Walmart Inc.	4,218,532
89,457	Yum! Brands Inc.	9,464,551
	Total Retail	159,381,932
Textiles - 0.0%
1,216	Mohawk Industries Inc.*	153,009

Toys/Games/Hobbies - 0.0%
2,613	Hasbro Inc.	243,087
	TOTAL CONSUMER CYCLICAL	336,198,453
CONSUMER NON-CYCLICAL - 24.9%
Agriculture - 1.3%
250,840	Altria Group Inc.	9,990,957
628,571	Archer-Daniels-Midland Co.	31,283,979
281,810	Philip Morris International Inc.	21,347,107
	Total Agriculture	62,622,043
Beverages - 0.8%
113,051	Brown-Forman Corp., Class B Shares	9,118,694
76,844	Coca-Cola Co.	3,965,150
3,339	Constellation Brands Inc., Class A Shares	687,300
200,965	Molson Coors Beverage Co., Class B Shares*	9,244,390
7,330	Monster Beverage Corp.*	621,437
91,078	PepsiCo Inc.	13,136,180
	Total Beverages	36,773,151
Biotechnology - 3.4%
238,066	Alexion Pharmaceuticals Inc.*	29,070,239
48,524	Amgen Inc.	10,774,269
5,630	Argenx SE, ADR*	1,614,797
45,414	Biogen Inc.*	10,907,080
416	Bio-Rad Laboratories Inc., Class A Shares*	224,016
14,872	Corteva Inc.	569,895
241,657	Exact Sciences Corp.*	29,254,996
168,640	Gilead Sciences Inc.	10,231,389
104,715	Illumina Inc.*	33,727,654
156,962	Incyte Corp.*	13,269,567
2,080	Regeneron Pharmaceuticals Inc.*	1,073,342
88,526	Vertex Pharmaceuticals Inc.*	20,161,796
	Total Biotechnology	160,879,040

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 24.9% - (continued)
Commercial Services - 4.8%
8,546	Automatic Data Processing Inc.	$1,485,978
28,878	Avalara Inc.*	4,959,796
25,309	Cintas Corp.	8,992,288
14,581	CoStar Group Inc.*	13,277,021
67,671	Equifax Inc.	11,294,290
1,671	FleetCor Technologies Inc.*	443,166
1,746	Gartner Inc.*	265,392
57,256	Global Payments Inc.	11,175,799
7,413	IHS Markit Ltd.	737,297
17,843	MarketAxess Holdings Inc.	9,620,589
3,220	Moody's Corp.	909,135
176,446	New Oriental Education & Technology Group Inc., ADR*	29,087,123
7,043	Nielsen Holdings PLC	113,885
303,997	PayPal Holdings Inc.*	65,091,838
138,929	Quanta Services Inc.	9,494,408
2,329	Robert Half International Inc.	149,475
3,009	Rollins Inc.	172,055
45,200	S&P Global Inc.	15,900,456
133,003	Square Inc., Class A Shares*	28,058,313
54,804	StoneCo Ltd., Class A Shares*	4,012,749
85,812	TransUnion	7,816,615
1,431	United Rentals Inc.*	324,808
3,230	Verisk Analytics Inc., Class A Shares	640,541
	Total Commercial Services	224,023,017
Cosmetics/Personal Care - 0.6%
17,054	Colgate-Palmolive Co.	1,460,505
79,360	Estee Lauder Cos., Inc., Class A Shares	19,468,595
49,513	Procter & Gamble Co.	6,875,870
	Total Cosmetics/Personal Care	27,804,970
Food - 1.1%
4,029	Campbell Soup Co.	201,531
518,329	Conagra Brands Inc.	18,950,108
12,157	General Mills Inc.	739,389
2,933	Hershey Co.	433,761
5,590	Hormel Foods Corp.	263,736
2,269	JM Smucker Co.	265,927
5,024	Kellogg Co.	321,084
12,880	Kraft Heinz Co.	424,267
15,476	Kroger Co.	510,708
2,965	Lamb Weston Holdings Inc.	214,607
2,470	McCormick & Co., Inc.	461,841
508,411	Mondelez International Inc., Class A Shares	29,208,212
10,115	Sysco Corp.	721,098
5,840	Tyson Foods Inc., Class A Shares	380,768
	Total Food	53,097,037
Healthcare-Products - 4.9%
35,216	Abbott Laboratories	3,811,076
104,295	ABIOMED Inc.*	28,587,259
122,677	Alcon Inc.*	7,878,317
79,454	Align Technology Inc.*	38,240,416
95,874	Avantor Inc.*	2,615,443
10,071	Baxter International Inc.	766,101
28,464	Boston Scientific Corp.*	943,582
968	Cooper Cos., Inc.*	324,493

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 24.9% - (continued)
Healthcare-Products - 4.9% - (continued)
48,061	Danaher Corp.	$10,795,942
4,461	DENTSPLY SIRONA Inc.	227,020
373,502	Edwards Lifesciences Corp.*	31,333,083
5,152	Hologic Inc.*	356,158
63,972	IDEXX Laboratories Inc.*	29,489,813
22,364	Intuitive Surgical Inc.*	16,237,382
231,792	Medtronic PLC	26,354,750
2,883	ResMed Inc.	604,277
1,657	STERIS PLC	321,143
68,987	Stryker Corp.	16,101,566
924	Teleflex Inc.	353,661
15,861	Thermo Fisher Scientific Inc.	7,375,048
52,426	Varian Medical Systems Inc.*	9,121,075
1,472	West Pharmaceutical Services Inc.	405,036
4,118	Zimmer Biomet Holdings Inc.	614,076
	Total Healthcare-Products	232,856,717
Healthcare-Services - 2.6%
49,583	Anthem Inc.	15,446,096
3,257	Catalent Inc.*	313,128
211,072	Centene Corp.*	13,012,589
79,292	DaVita Inc.*	8,710,226
56,073	HCA Healthcare Inc.*	8,417,118
30,415	Humana Inc.	12,181,816
3,807	IQVIA Holdings Inc.*	643,345
29,003	Laboratory Corp. of America Holdings*	5,795,960
2,668	Quest Diagnostics Inc.	330,779
171,088	UnitedHealth Group Inc.	57,543,738
1,587	Universal Health Services Inc., Class B Shares*	207,230
	Total Healthcare-Services	122,602,025
Household Products/Wares - 0.0%
1,704	Avery Dennison Corp.	254,475
4,930	Church & Dwight Co., Inc.	432,706
2,511	Clorox Co.	509,633
6,790	Kimberly-Clark Corp.	945,915
	Total Household Products/Wares	2,142,729
Pharmaceuticals - 5.4%
127,232	AbbVie Inc.	13,305,923
2,887	AmerisourceBergen Corp., Class A Shares	297,679
55,677	Becton Dickinson & Co.	13,075,187
667,103	Bristol-Myers Squibb Co.	41,627,227
347,424	Cardinal Health Inc.	18,965,876
158,748	Cigna Corp.	33,200,557
298,604	CVS Health Corp.	20,242,365
1,905	DexCom Inc.*	608,990
125,313	Eli Lilly & Co.	18,251,838
2,970	Henry Schein Inc.*	191,001
173,984	Johnson & Johnson	25,172,005
27,537	McKesson Corp.	4,954,182
263,614	Merck & Co., Inc.	21,191,929
2,540	Perrigo Co. PLC	122,479
358,076	Pfizer Inc.	13,717,892
124,545	Sarepta Therapeutics Inc.*	17,543,409
507,556	Viatris Inc.*	8,537,092

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 24.9% - (continued)
Pharmaceuticals - 5.4% - (continued)
9,453	Zoetis Inc., Class A Shares	$1,516,072
	Total Pharmaceuticals	252,521,703
	TOTAL CONSUMER NON-CYCLICAL	1,175,322,432
ENERGY - 1.8%
Energy-Alternate Sources - 0.2%
148,342	NextEra Energy Partners LP	9,415,267
Oil & Gas - 1.6%
6,556	Apache Corp.	84,507
301,166	Cabot Oil & Gas Corp.	5,276,428
38,300	Chevron Corp.	3,338,994
4,027	Concho Resources Inc.	231,472
673,200	ConocoPhillips	26,631,792
6,817	Devon Energy Corp.	95,370
3,320	Diamondback Energy Inc.	132,667
11,587	EOG Resources Inc.	543,198
84,115	Exxon Mobil Corp.	3,207,305
247,228	Hess Corp.	11,664,217
3,061	HollyFrontier Corp.	71,597
14,762	Marathon Oil Corp.	87,391
356,046	Marathon Petroleum Corp.	13,843,068
17,086	Occidental Petroleum Corp.	269,275
114,058	Phillips 66	6,909,634
3,231	Pioneer Natural Resources Co.	324,974
7,969	Valero Energy Corp.	428,493
	Total Oil & Gas	73,140,382
Oil & Gas Services - 0.0%
13,304	Baker Hughes Co., Class A Shares	249,051
17,201	Halliburton Co.	285,365
8,319	National Oilwell Varco Inc.*	101,991
27,306	Schlumberger NV	567,692
8,994	TechnipFMC PLC	74,740
	Total Oil & Gas Services	1,278,839
Pipelines - 0.0%
38,941	Kinder Morgan Inc.	559,972
8,582	ONEOK Inc.	307,836
24,204	Williams Cos., Inc.	507,800
	Total Pipelines	1,375,608
	TOTAL ENERGY	85,210,096
FINANCIAL - 11.2%
Banks - 3.1%
151,585	Bank of America Corp.	4,268,634
101,466	Bank of New York Mellon Corp.	3,969,350
41,372	Citigroup Inc.	2,278,356
8,282	Citizens Financial Group Inc.	270,490
2,867	Comerica Inc.	141,056
14,060	Fifth Third Bancorp	356,280
3,420	First Republic Bank	443,095
97,907	Goldman Sachs Group Inc.	22,575,396
21,064	Huntington Bancshares Inc.	254,453
349,638	JPMorgan Chase & Co.	41,215,327
19,346	KeyCorp	299,089
2,538	M&T Bank Corp.	295,652
386,394	Morgan Stanley	23,890,741

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 11.2% - (continued)
Banks - 3.1% - (continued)
4,148	Northern Trust Corp.	$386,262
8,431	PNC Financial Services Group Inc.	1,164,068
18,863	Regions Financial Corp.	288,038
7,015	State Street Corp.	494,417
1,028	SVB Financial Group*	354,516
580,893	Truist Financial Corp.	26,965,053
168,887	US Bancorp	7,297,607
241,096	Wells Fargo & Co.	6,593,976
3,426	Zions Bancorp N.A.	132,209
	Total Banks	143,934,065
Diversified Financial Services - 3.8%
208,575	Ally Financial Inc.	6,184,249
12,981	American Express Co.	1,539,417
2,396	Ameriprise Financial Inc.	443,835
282,464	Ant International Co., Ltd., Class C Shares, Private Placement*(b)(c)@	2,457,437
2,823	BlackRock Inc., Class A Shares	1,971,442
166,946	Capital One Financial Corp.	14,297,255
2,082	Cboe Global Markets Inc.	190,128
171,786	Charles Schwab Corp.	8,379,721
7,138	CME Group Inc., Class A Shares	1,249,364
239,570	Discover Financial Services	18,248,047
5,402	Franklin Resources Inc.	118,790
11,180	Intercontinental Exchange Inc.	1,179,602
6,983	Invesco Ltd.	113,334
89,759	LPL Financial Holdings Inc.	8,147,424
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(b)(c)@	22,685
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(b)(c)@	434,135
94,566	Mastercard Inc., Class A Shares	31,822,405
2,237	Nasdaq Inc.	286,314
2,329	Raymond James Financial Inc.	211,823
10,806	Synchrony Financial	329,259
4,525	T Rowe Price Group Inc.	648,930
34,622	Tradeweb Markets Inc., Class A Shares	2,065,202
357,698	Visa Inc., Class A Shares	75,241,774
8,531	Western Union Co.	192,459
56,039	XP Inc., Class A Shares*	2,298,159
	Total Diversified Financial Services	178,073,190
Equity Real Estate Investment Trusts (REITs) - 0.9%
2,330	Alexandria Real Estate Equities Inc.	381,491
8,820	American Tower Corp.	2,039,184
2,756	Apartment Investment & Management Co., Class A Shares	83,645
2,795	AvalonBay Communities Inc.	465,619
2,695	Boston Properties Inc.	264,541
8,344	Crown Castle International Corp.	1,398,204
5,348	Digital Realty Trust Inc.	720,643
7,370	Duke Realty Corp.	280,502
1,761	Equinix Inc.	1,228,808
301,709	Equity Residential	17,474,985
1,292	Essex Property Trust Inc.	317,677
2,562	Extra Space Storage Inc.	288,814
1,296	Federal Realty Investment Trust	113,037
10,710	Healthpeak Properties Inc.	309,091
14,367	Host Hotels & Resorts Inc.*	201,569
5,815	Iron Mountain Inc.	159,912

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 11.2% - (continued)
Equity Real Estate Investment Trusts (REITs) - 0.9% - (continued)
8,781	Kimco Realty Corp.	$126,798
2,267	Mid-America Apartment Communities Inc.	286,005
14,688	Prologis Inc.	1,469,534
3,021	Public Storage	678,094
6,855	Realty Income Corp.	411,094
3,215	Regency Centers Corp.	146,540
2,226	SBA Communications Corp., Class A Shares	639,263
6,080	Simon Property Group Inc.	502,026
1,610	SL Green Realty Corp.	93,219
6,046	UDR Inc.	232,590
7,367	Ventas Inc.	352,953
3,093	Vornado Realty Trust	120,349
8,291	Welltower Inc.	522,167
313,803	Weyerhaeuser Co.	9,112,839
	Total Equity Real Estate Investment Trusts (REITs)	40,421,193
Insurance - 3.4%
13,168	Aflac Inc.	578,470
189,073	Allstate Corp.	19,351,622
626,207	American International Group Inc.	24,071,397
4,609	Aon PLC, Class A Shares	944,338
3,815	Arthur J Gallagher & Co.	440,289
118,389	Assurant Inc.	15,286,388
150,740	Berkshire Hathaway Inc., Class B Shares*	34,505,893
171,359	Chubb Ltd.	25,332,001
2,944	Cincinnati Financial Corp.	224,774
131,817	Essent Group Ltd.	5,781,494
822	Everest Re Group Ltd.	186,865
1,986	Globe Life Inc.	184,897
6,910	Hartford Financial Services Group Inc.	305,422
3,786	Lincoln National Corp.	178,775
4,852	Loews Corp.	203,347
10,081	Marsh & McLennan Cos., Inc.	1,155,686
15,307	MetLife Inc.	706,724
4,876	Principal Financial Group Inc.	242,776
11,646	Progressive Corp.	1,014,483
7,829	Prudential Financial Inc.	592,029
46,828	Reinsurance Group of America Inc.	5,398,332
5,023	Travelers Cos., Inc.	651,232
4,281	Unum Group	95,167
292,460	Voya Financial Inc.	16,854,470
35,099	Willis Towers Watson PLC	7,307,261
2,658	WR Berkley Corp.	173,116
	Total Insurance	161,767,248
Real Estate - 0.0%
6,645	CBRE Group Inc., Class A Shares*	406,275
Savings & Loans - 0.0%
8,637	People's United Financial Inc.	107,099
	TOTAL FINANCIAL	524,709,070
INDUSTRIAL - 8.6%
Aerospace/Defense - 2.1%
39,598	Boeing Co.*	8,343,695
61,826	General Dynamics Corp.	9,233,713
8,035	Howmet Aerospace Inc.*	188,501

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - 8.6% - (continued)
Aerospace/Defense - 2.1% - (continued)
46,609	L3Harris Technologies Inc.	$8,948,462
28,097	Lockheed Martin Corp.	10,255,405
104,980	Northrop Grumman Corp.	31,731,255
303,034	Raytheon Technologies Corp.	21,733,599
20,105	Teledyne Technologies Inc.*	7,598,484
1,078	TransDigm Group Inc.*	624,367
	Total Aerospace/Defense	98,657,481
Building Materials - 0.9%
112,350	Builders FirstSource Inc.*	4,203,014
299,233	Carrier Global Corp.	11,391,800
2,724	Fortune Brands Home & Security Inc.	227,454
14,797	Johnson Controls International PLC	681,254
225,161	Louisiana-Pacific Corp.	7,707,261
1,238	Martin Marietta Materials Inc.	328,850
5,158	Masco Corp.	276,830
120,883	Vulcan Materials Co.	16,881,311
	Total Building Materials	41,697,774
Electrical Components & Equipment - 0.0%
4,571	AMETEK Inc.	541,801
11,886	Emerson Electric Co.	913,083
	Total Electrical Components & Equipment	1,454,884
Electronics - 1.3%
6,143	Agilent Technologies Inc.	718,117
1,759	Allegion PLC	200,596
5,938	Amphenol Corp., Class A Shares	776,750
233,809	FLIR Systems Inc.	8,940,856
102,054	Fortive Corp.*	7,157,047
2,949	Garmin Ltd.	344,325
110,560	Honeywell International Inc.	22,545,395
25,807	Hubbell Inc., Class B Shares	4,170,153
3,724	Keysight Technologies Inc.*	447,029
477	Mettler-Toledo International Inc.*	548,569
2,229	PerkinElmer Inc.	296,457
31,240	Roper Technologies Inc.	13,339,480
6,567	TE Connectivity Ltd.	748,441
2,845	Vontier Corp.*	94,369
1,230	Waters Corp.*	285,372
	Total Electronics	60,612,956
Engineering & Construction - 0.0%
2,558	Jacobs Engineering Group Inc.	275,855
Environmental Control - 0.0%
3,153	Pentair PLC	163,388
4,178	Republic Services Inc., Class A Shares	404,096
7,726	Waste Management Inc.	920,398
	Total Environmental Control	1,487,882
Hand/Machine Tools - 0.0%
1,054	Snap-on Inc.	185,346
3,174	Stanley Black & Decker Inc.	585,000
	Total Hand/Machine Tools	770,346
Machinery-Construction & Mining - 0.5%
133,658	Caterpillar Inc.	23,201,692
Machinery-Diversified - 0.4%
6,232	Deere & Co.	1,630,416
2,862	Dover Corp.	349,250

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - 8.6% - (continued)
Machinery-Diversified - 0.4% - (continued)
2,783	Flowserve Corp.	$94,845
1,504	IDEX Corp.	290,498
210,151	Ingersoll Rand Inc.*	9,303,385
97,018	Otis Worldwide Corp.	6,494,385
2,306	Rockwell Automation Inc.	589,321
3,554	Westinghouse Air Brake Technologies Corp.	260,508
3,524	Xylem Inc.	338,198
	Total Machinery-Diversified	19,350,806
Miscellaneous Manufacturers - 1.7%
11,454	3M Co.	1,978,449
159,957	AO Smith Corp.	9,007,179
171,610	Eaton Corp. PLC	20,783,687
174,027	General Electric Co.	1,771,595
5,724	Illinois Tool Works Inc.	1,208,279
28,115	Parker-Hannifin Corp.	7,514,015
197,172	Textron Inc.	8,892,457
190,802	Trane Technologies PLC	27,902,884
	Total Miscellaneous Manufacturers	79,058,545
Packaging & Containers - 0.0%
31,357	Amcor PLC	355,275
6,497	Ball Corp.	623,777
1,851	Packaging Corp. of America	240,630
3,130	Sealed Air Corp.	141,038
5,077	WestRock Co.	214,300
	Total Packaging & Containers	1,575,020
Shipbuilding - 0.2%
53,711	Huntington Ingalls Industries Inc.	8,603,965
Transportation - 1.5%
2,680	CH Robinson Worldwide Inc.	251,840
15,229	CSX Corp.	1,371,371
3,340	Expeditors International of Washington Inc.	298,496
96,117	FedEx Corp.	27,545,210
1,622	JB Hunt Transport Services Inc.	219,424
1,872	Kansas City Southern	348,510
21,113	Norfolk Southern Corp.	5,004,203
1,917	Old Dominion Freight Line Inc.	389,841
109,331	Union Pacific Corp.	22,312,270
66,803	United Parcel Service Inc., Class B Shares	11,427,989
	Total Transportation	69,169,154
	TOTAL INDUSTRIAL	405,916,360
TECHNOLOGY - 21.3%
Computers - 3.1%
12,647	Accenture PLC, Class A Shares	3,150,241
796,962	Apple Inc.*	94,878,326
402,082	Cognizant Technology Solutions Corp., Class A Shares	31,414,667
25,498	Crowdstrike Holdings Inc., Class A Shares*	3,908,333
5,444	DXC Technology Co.*	119,278
2,647	Fortinet Inc.*	326,190
25,380	Hewlett Packard Enterprise Co.	280,195
27,351	HP Inc.	599,807
17,709	International Business Machines Corp.	2,187,416
90,849	Leidos Holdings Inc.	9,148,494
4,407	NetApp Inc.	234,937

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - 21.3% - (continued)
Computers - 3.1% - (continued)
4,290	Seagate Technology PLC	$252,295
5,855	Western Digital Corp.*	262,772
	Total Computers	146,762,951
Office/Business Equipment - 0.1%
3,842	Xerox Holdings Corp.	84,101
17,790	Zebra Technologies Corp., Class A Shares*	6,732,092
	Total Office/Business Equipment	6,816,193
Semiconductors - 6.0%
272,373	Advanced Micro Devices Inc.*	25,238,082
7,359	Analog Devices Inc.	1,023,490
499,240	Applied Materials Inc.	41,177,315
30,075	ASML Holding NV, Class NY Registered Shares, ADR	13,164,730
62,902	Broadcom Inc.	25,260,185
611,308	Intel Corp.	29,556,742
730	IPG Photonics Corp.*	151,117
3,096	KLA Corp.	780,099
2,897	Lam Research Corp.	1,311,356
150,234	Marvell Technology Group Ltd.	6,954,332
5,329	Maxim Integrated Products Inc.*	442,520
54,215	Microchip Technology Inc.	7,285,954
128,417	Micron Technology Inc.*	8,230,246
109,191	NVIDIA Corp.	58,532,928
78,162	NXP Semiconductors NV	12,382,424
61,044	Qorvo Inc.*	9,564,374
185,728	QUALCOMM Inc.	27,333,590
3,332	Skyworks Solutions Inc.	470,378
67,621	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,560,589
3,240	Teradyne Inc.	357,502
18,222	Texas Instruments Inc.	2,938,298
4,859	Xilinx Inc.	707,227
	Total Semiconductors	279,423,478
Software - 12.1%
323,928	Activision Blizzard Inc.*	25,745,797
106,094	Adobe Inc.*	50,762,796
3,227	Akamai Technologies Inc.*	334,027
1,710	ANSYS Inc.*	578,083
39,594	Autodesk Inc.*	11,095,427
30,981	Black Knight Inc.*	2,838,479
62,162	Broadridge Financial Solutions Inc.	9,130,355
5,551	Cadence Design Systems Inc.*	645,581
6,083	Cerner Corp.	455,252
2,429	Citrix Systems Inc.	301,002
5,894	Coupa Software Inc.*	1,938,596
62,751	Datadog Inc., Class A Shares*	6,207,329
5,746	Electronic Arts Inc.*	734,052
2,896	Epic Games Inc., Private Placement*(b)(c)@	1,665,200
117,240	Fidelity National Information Services Inc.	17,399,588
131,139	Fiserv Inc.*	15,104,590
160,229	Intuit Inc.	56,403,813
1,520	Jack Henry & Associates Inc.	244,507
538,449	Microsoft Corp.	115,265,777
79,495	MSCI Inc., Class A Shares	32,546,843
347,954	Oracle Corp.	20,083,905
61,821	Palantir Technologies Inc., Class A Shares*(a)	1,675,967

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - 21.3% - (continued)
Software - 12.1% - (continued)
6,368	Paychex Inc.	$593,179
18,405	Paycom Software Inc.*	7,676,357
281,661	salesforce.com Inc.*	69,232,274
79,060	Sea Ltd., ADR*	14,260,052
101,631	ServiceNow Inc.*	54,326,851
154,310	Slack Technologies Inc., Class A Shares*	6,616,813
3,920	Snowflake Inc., Class A Shares*	1,277,293
1,898	Snowflake Inc., Class B Shares, Private Placement*(b)(c)@	587,522
193,564	Splunk Inc.*	39,521,898
20,012	Stripe Inc., Class B Shares, Private Placement*(b)(c)@	313,988
3,023	Synopsys Inc.*	687,733
2,276	Take-Two Interactive Software Inc.*	410,841
801	Tyler Technologies Inc.*	342,508
20,085	Workday Inc., Class A Shares*	4,514,907
	Total Software	571,519,182
	TOTAL TECHNOLOGY	1,004,521,804
UTILITIES - 1.8%
Electric - 1.8%
345,406	AES Corp.	7,060,099
4,945	Alliant Energy Corp.	260,107
4,929	Ameren Corp.	383,378
109,492	American Electric Power Co., Inc.	9,294,776
10,561	CenterPoint Energy Inc.	244,909
125,240	Clearway Energy Inc., Class C Shares	3,665,775
5,713	CMS Energy Corp.	351,578
6,649	Consolidated Edison Inc.	506,986
16,711	Dominion Energy Inc.	1,311,646
3,826	DTE Energy Co.	481,349
14,620	Duke Energy Corp.	1,354,689
305,882	Edison International	18,768,919
3,975	Entergy Corp.	432,679
4,474	Evergy Inc.	247,904
6,817	Eversource Energy	596,556
369,169	Exelon Corp.	15,161,771
10,761	FirstEnergy Corp.	285,812
38,957	NextEra Energy Inc.*	2,866,846
5,041	NRG Energy Inc.	165,093
2,329	Pinnacle West Capital Corp.	190,629
620,354	PPL Corp.	17,630,461
10,059	Public Service Enterprise Group Inc.	586,238
5,748	Sempra Energy	732,755
21,010	Southern Co.	1,257,448
6,280	WEC Energy Group Inc.	596,286
10,463	Xcel Energy Inc.	704,788
	Total Electric	85,139,477
Gas - 0.0%
2,396	Atmos Energy Corp.	229,752
7,433	NiSource Inc.	179,879
	Total Gas	409,631

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - 1.8% - (continued)
Water - 0.0%
3,611	American Water Works Co., Inc.	$553,855

	TOTAL UTILITIES	86,102,963
	TOTAL COMMON STOCKS (Cost - $3,163,254,658)	4,617,802,489
PREFERRED STOCKS - 0.3%
COMMUNICATIONS - 0.0%
Internet - 0.0%
2,858	DoorDash Inc., Series G, Private Placement*(b)(c)@	1,143,200
1,463	DoorDash Inc., Series H, Private Placement*(b)(c)@	585,200
	Total Internet	1,728,400
	TOTAL COMMUNICATIONS	1,728,400
CONSUMER CYCLICAL - 0.2%
Auto Manufacturers - 0.2%
48,210	Aurora Innovation Inc., Series B, Private Placement*(b)(c)@	445,475
213,270	Rivian Automotive Inc., Series D, Private Placement*(b)(c)@	3,386,728
348,850	Rivian Automotive Inc., Series E, Private Placement*(b)(c)@	5,403,687
9,549	Waymo LLC, Series A2, Private Placement*(b)(c)@	819,946
	Total Auto Manufacturers	10,055,836
	TOTAL CONSUMER CYCLICAL	10,055,836
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
1,020	Maplebear Inc. d/b/a Instacart*(b)(c)@	66,300
13,638	Maplebear Inc. d/b/a Instacart, Series G*(b)(c)@	886,470
	Total Diversified Financial Services	952,770
	TOTAL FINANCIAL	952,770
INDUSTRIAL - 0.0%
Electrical Components & Equipment - 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(b)(c)@	883,300

Machinery - 0.0%
72,056	Nuro Inc., Series C*(b)(c)@	940,662
	TOTAL INDUSTRIAL	1,823,962
TECHNOLOGY - 0.1%
Software - 0.1%
15,057	Magic Leap Inc., Series D, Private Placement*(b)(c)@	40,654
20,620	Rappi Inc.*(b)(c)@	1,231,963
51,900	Uipath Inc., Series D1, Private Placement*(b)(c)@	1,509,890
8,715	Uipath Inc., Series D2, Private Placement*(b)(c)@	253,539
1,878	Uipath Inc., Series E, Private Placement*(b)(c)@	54,635
	Total Software	3,090,681
	TOTAL TECHNOLOGY	3,090,681
	TOTAL PREFERRED STOCKS (Cost - $14,849,032)	17,651,649
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,178,103,690)	4,635,454,138

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.6%
TIME DEPOSITS - 1.6%
$17,971,125		ANZ National Bank - London, 0.010% due 12/1/20	$17,971,125
		Brown Brothers Harriman - Grand Cayman:
19,828	CHF	(1.420)% due 12/1/20	21,820
151,256	HKD	0.000% due 12/1/20	19,514
50,284	CAD	0.010% due 12/1/20	38,716
4	GBP	0.010% due 12/1/20	6
7,481,703		Citibank - New York, 0.010% due 12/1/20	7,481,703
2,297,949		JPMorgan Chase & Co. - New York, 0.010% due 12/1/20	2,297,949
3,812,071		Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	3,812,071
43,925,747		Sumitomo Mitsui Banking Corp. - Tokyo, 0.010% due 12/1/20	43,925,747
		TOTAL TIME DEPOSITS
		(Cost - $75,568,651)	75,568,651
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
$3,587,418		Federated Government Obligations Fund, Premier Class, 0.010%(d)
		(Cost - $3,587,418)	3,587,418
		TOTAL INVESTMENTS - 100.0%
		(Cost - $3,257,259,759)	4,714,610,207
		Liabilities in Excess of Other Assets - 0.0%	(513,331)
		TOTAL NET ASSETS - 100.0%	$4,714,096,876

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2020, amounts to approximately $23,132,616 and represents 0.49% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$2,457,437	0.05%
Aurora Innovation Inc., Series B, Private Placement	3/1/2019	445,475	445,475	0.01%
DoorDash Inc., Series G, Private Placement	11/12/2019	542,154	1,143,200	0.02%
DoorDash Inc., Series H, Private Placement	6/17/2020	335,804	585,200	0.01%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	1,665,200	0.04%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	883,300	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	40,654	0.00%*
Maplebear d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	22,685	0.00%*
Maplebear d/b/a Instacart, Private Placement	8/7/2020	309,464	434,135	0.01%
Maplebear d/b/a Instacart, Series A	11/18/2020	62,232	66,300	0.00%*
Maplebear d/b/a Instacart, Series G	7/2/2020	655,877	886,470	0.02%
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	940,662	0.02%
Rappi Inc., Series E, Private Placement	9/8/2020	1,231,963	1,231,963	0.03%
Rivian Automotive Inc., Series D, Private Placement	12/23/2019	2,291,373	3,386,728	0.07%
Rivian Automotive Inc., Series E, Private Placement	7/10/2020	5,403,687	5,403,687	0.11%
Snowflake Inc., Class B Shares, Private Placement	3/17/2020	73,617	587,522	0.01%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	313,988	0.01%
Uipath Inc., Series D1, Private Placement	4/26/2019	680,784	1,509,890	0.03%
Uipath Inc., Series D2, Private Placement	4/26/2019	114,317	253,539	0.01%
Uipath Inc., Series E, Private Placement	7/9/2020	34,919	54,635	0.00%*
Waymo LLC., Series A2, Private Placement	5/8/2020	819,946	819,946	0.02%
Total			$23,132,616	0.49%

*	Position represents less than 0.05%.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	24.9%
Technology	21.4
Communications	18.6
Financial	11.1
Industrial	8.6
Consumer Cyclical	7.3
Basic Materials	2.7
Utilities	1.9
Energy	1.8
Short-Term Investments	1.6
Money Market Fund	0.1
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Large Cap Equity Fund (continued)

At November 30, 2020, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	46	12/20	$7,748,661	$8,333,475	$584,814

At November 30, 2020, Destinations Large Cap Equity Fund had deposited cash of $552,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
GBP	—	British Pound
HKD	—	Hong Kong Dollar

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.1%
BASIC MATERIALS - 4.6%
Chemicals - 4.0%
22,900	Air Products & Chemicals Inc.	$6,415,206
91,800	Ashland Global Holdings Inc.	6,900,606
25,974	Cabot Corp.	1,075,583
50,100	Celanese Corp., Class A Shares	6,479,433
29,818	Ingevity Corp.*	1,985,283
21,194	Innospec Inc.	1,744,054
86,893	Kraton Corp.*	2,346,111
70,818	Olin Corp.	1,550,206
46,600	PPG Industries Inc.	6,839,482
15,714	Rogers Corp.*	2,308,544
15,161	Sensient Technologies Corp.	1,087,347
124,903	Valvoline Inc.	2,846,539
56,440	WR Grace & Co.	3,088,397
	Total Chemicals	44,666,791
Mining - 0.6%
111,131	Arconic Corp.*	3,057,214
195,454	Livent Corp.*	2,965,037
	Total Mining	6,022,251
	TOTAL BASIC MATERIALS	50,689,042
COMMUNICATIONS - 5.7%
Internet - 2.5%
302,691	CarParts.com Inc.*(a)	4,561,553
348,723	ChannelAdvisor Corp.*	5,143,664
24,764	Cogent Communications Holdings Inc.	1,439,779
389,653	Magnite Inc.*	7,403,407
99,385	Open Lending Corp., Class A Shares*	2,794,706
149,840	Upwork Inc.*	4,902,765
	Total Internet	26,245,874
Media - 0.8%
214,187	fuboTV Inc.*(a)	5,932,980
208,756	TEGNA Inc.	3,008,174
	Total Media	8,941,154
Telecommunications - 2.4%
159,930	Calix Inc.*	3,787,142
91,678	Cambium Networks Corp.*	2,480,807
223,661	Harmonic Inc.*	1,460,506
97,500	Motorola Solutions Inc.	16,724,175
224,234	Viavi Solutions Inc.*	3,037,250
	Total Telecommunications	27,489,880
	TOTAL COMMUNICATIONS	62,676,908
CONSUMER CYCLICAL - 12.1%
Apparel - 0.8%
15,160	Carter's Inc.	1,349,088
79,842	Crocs Inc.*	4,701,895
22,091	Oxford Industries Inc.	1,232,457
61,233	Steven Madden Ltd.	1,927,003
	Total Apparel	9,210,443
Auto Manufacturers - 0.6%
26,200	Cummins Inc.	6,056,654
Auto Parts & Equipment - 2.2%
314,200	BorgWarner Inc.	12,206,670

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - 12.1% - (continued)
Auto Parts & Equipment - 2.2% - (continued)
38,278	Fox Factory Holding Corp.*	$3,340,521
114,198	Modine Manufacturing Co.*	1,247,042
135,990	Shyft Group Inc.	3,526,221
106,838	XPEL Inc.*	4,047,023
	Total Auto Parts & Equipment	24,367,477
Entertainment - 0.8%
125,083	Bally's Corp.	5,557,438
187,562	Everi Holdings Inc.*	1,995,660
75,281	GAN Ltd.*(a)	1,223,316
	Total Entertainment	8,776,414
Home Builders - 1.1%
94,738	Century Communities Inc.*	4,215,841
32,360	Installed Building Products Inc.*	3,197,815
27,390	LGI Homes Inc.*	2,959,490
53,750	Skyline Champion Corp.*	1,651,738
	Total Home Builders	12,024,884
Home Furnishings - 1.4%
117,500	Dolby Laboratories Inc., Class A Shares	10,392,875
141,265	Purple Innovation Inc., Class A Shares*	4,212,522
102,414	VOXX International Corp., Class A Shares*	1,318,068
	Total Home Furnishings	15,923,465
Leisure Time - 1.1%
61,710	Callaway Golf Co.	1,311,337
41,974	Malibu Boats Inc., Class A Shares*	2,392,098
115,305	Nautilus Inc.*	2,432,936
72,355	OneWater Marine Inc., Class A Shares*	2,023,046
221,561	Vista Outdoor Inc.*	4,570,803
	Total Leisure Time	12,730,220
Retail - 4.1%
42,000	Advance Auto Parts Inc.	6,203,400
128,671	American Eagle Outfitters Inc.	2,314,791
71,182	Aspen Aerogels Inc.*	1,005,090
140,989	At Home Group Inc.*	2,670,332
46,270	BJ's Wholesale Club Holdings Inc.*	1,896,607
59,352	BMC Stock Holdings Inc.*	2,904,687
66,659	Boot Barn Holdings Inc.*	2,750,350
23,811	Freshpet Inc.*	3,259,250
107,904	GameStop Corp., Class A Shares*(a)	1,786,890
255,499	GrowGeneration Corp.*(a)	8,985,900
88,111	Lovesac Co.*	2,808,979
37,420	MarineMax Inc.*	1,228,873
55,294	Sonic Automotive Inc., Class A Shares	2,232,772
133,312	Sportsman's Warehouse Holdings Inc.*	1,857,036
17,916	Texas Roadhouse Inc., Class A Shares	1,358,033
	Total Retail	43,262,990
	TOTAL CONSUMER CYCLICAL	132,352,547
CONSUMER NON-CYCLICAL - 22.0%
Agriculture - 0.5%
78,755	Turning Point Brands Inc.	3,073,020
221,766	Village Farms International Inc.*(a)	2,519,262
	Total Agriculture	5,592,282
Beverages - 0.7%
204,722	Celsius Holdings Inc.*	6,602,284

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 22.0% - (continued)
Beverages - 0.7% - (continued)
35,832	MGP Ingredients Inc.	$1,562,634
	Total Beverages	8,164,918
Biotechnology - 5.1%
56,709	Apellis Pharmaceuticals Inc.*	2,673,262
77,480	Applied Therapeutics Inc.*	1,794,437
65,703	Aziyo Biologics Inc., Class A Shares*(a)	916,557
55,388	Black Diamond Therapeutics Inc.*	1,846,636
68,580	Celldex Therapeutics Inc.*	1,543,050
145,405	Crinetics Pharmaceuticals Inc.*	1,944,065
139,709	Gamida Cell Ltd.*	1,005,905
98,718	Immunovant Inc.*	4,855,938
13,753	Mirati Therapeutics Inc.*	3,271,151
75,024	NeoGenomics Inc.*	3,569,642
36,942	Olema Pharmaceuticals Inc.*	1,884,042
87,000	Relay Therapeutics Inc.*	4,637,970
110,413	SpringWorks Therapeutics Inc.*	7,225,427
182,326	Trillium Therapeutics Inc.*(a)	3,670,222
37,717	Turning Point Therapeutics Inc.*	4,016,860
61,754	Twist Bioscience Corp.*	6,900,392
67,235	Xenon Pharmaceuticals Inc.*	799,424
54,756	Y-mAbs Therapeutics Inc.*	2,785,438
	Total Biotechnology	55,340,418
Commercial Services - 1.8%
140,025	Aspen Group Inc.*	1,701,304
48,900	Global Payments Inc.	9,544,791
52,367	Huron Consulting Group Inc.*	2,307,814
58,846	Kelly Services Inc., Class A Shares	1,203,989
57,758	Korn Ferry	2,312,630
62,697	Repay Holdings Corp., Class A Shares*	1,512,879
174,152	Team Inc.*	1,516,864
	Total Commercial Services	20,100,271
Food - 2.6%
41,808	Cal-Maine Foods Inc.*	1,635,947
56,033	Hain Celestial Group Inc.*	2,157,270
202,467	Hostess Brands Inc., Class A Shares*	2,743,428
42,434	Ingredion Inc.	3,273,783
39,798	Laird Superfood Inc.*(a)	1,926,621
21,646	Sanderson Farms Inc.	2,959,658
261,034	SunOpta Inc.*	2,654,716
84,200	Sysco Corp.	6,002,618
104,550	TreeHouse Foods Inc.*	4,300,141
	Total Food	27,654,182
Healthcare-Products - 6.5%
342,876	Alphatec Holdings Inc.*	3,600,198
62,276	Axonics Modulation Technologies Inc.*	2,733,294
79,035	Castle Biosciences Inc.*	3,758,905
14,400	Cooper Cos., Inc.	4,827,168
109,221	Envista Holdings Corp.*	3,247,140
136,481	GenMark Diagnostics Inc.*	1,824,751
20,443	Inari Medical Inc.*(a)	1,411,998
41,799	Inspire Medical Systems Inc.*	7,763,746
51,661	Integra LifeSciences Holdings Corp.*	2,827,407
90,567	Natera Inc.*	7,994,349
34,591	NuVasive Inc.*	1,602,255

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 22.0% - (continued)
Healthcare-Products - 6.5% - (continued)
83,257	OrthoPediatrics Corp.*	$3,809,840
45,879	Pulmonx Corp.*	2,486,642
86,567	Quanterix Corp.*	3,738,829
142,294	SeaSpine Holdings Corp.*	2,023,421
361,433	Sientra Inc.*	1,868,609
28,138	Tandem Diabetes Care Inc.*	2,641,595
15,700	Teleflex Inc.	6,009,175
69,500	Zimmer Biomet Holdings Inc.	10,363,840
	Total Healthcare-Products	74,533,162
Healthcare-Services - 1.7%
50,090	Fulgent Genetics Inc.*(a)	2,250,043
20,900	Humana Inc.	8,370,868
33,100	Quest Diagnostics Inc.	4,103,738
121,851	SI-BONE Inc.*	2,822,069
	Total Healthcare-Services	17,546,718
Household Products/Wares - 0.2%
28,405	Spectrum Brands Holdings Inc.	1,898,306
Pharmaceuticals - 2.9%
113,160	AdaptHealth Corp., Class A Shares*	3,378,958
48,359	Aeglea BioTherapeutics Inc.*	413,953
287,593	Cytokinetics Inc.*	4,831,562
34,300	McKesson Corp.	6,170,913
111,477	Merus NV*	1,909,601
209,809	Ocular Therapeutix Inc.*	3,671,657
113,115	Odonate Therapeutics Inc.*	1,698,987
88,730	Owens & Minor Inc.	2,285,685
46,312	PMV Pharmaceuticals Inc.*	1,632,035
76,813	Prestige Consumer Healthcare Inc.*	2,732,238
45,251	Revance Therapeutics Inc.*	1,092,359
75,573	scPharmaceuticals Inc.*	696,783
	Total Pharmaceuticals	30,514,731
	TOTAL CONSUMER NON-CYCLICAL	241,344,988
ENERGY - 2.7%
Energy-Alternate Sources - 1.2%
176,022	Plug Power Inc.*	4,645,221
122,980	Sunnova Energy International Inc.*	4,981,920
91,526	TPI Composites Inc.*	3,682,091
	Total Energy-Alternate Sources	13,309,232
Oil & Gas - 1.3%
119,800	ConocoPhillips	4,739,288
39,377	Murphy USA Inc.	5,048,131
121,829	Parsley Energy Inc., Class A Shares	1,526,517
67,534	PDC Energy Inc.*	1,129,168
17,300	Phillips 66	1,048,034
	Total Oil & Gas	13,491,138
Oil & Gas Services - 0.2%
59,552	DMC Global Inc.	2,432,699
87,620	Select Energy Services Inc., Class A Shares*	370,633
	Total Oil & Gas Services	2,803,332
	TOTAL ENERGY	29,603,702
FINANCIAL - 15.7%
Banks - 3.6%
121,626	Bank of NT Butterfield & Son Ltd.	3,850,679

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 15.7% - (continued)
Banks - 3.6% - (continued)
145,814	BankUnited Inc.	$4,157,157
420,929	First Horizon Corp.	5,143,752
381,176	FNB Corp.	3,365,784
110,467	Live Oak Bancshares Inc.	4,542,403
59,469	Meta Financial Group Inc.	1,968,424
79,740	Pinnacle Financial Partners Inc.	4,318,718
34,103	Silvergate Capital Corp., Class A Shares*	1,213,726
72,583	Triumph Bancorp Inc.*	3,298,172
163,841	Umpqua Holdings Corp.	2,275,751
98,974	Univest Financial Corp.	1,812,214
71,855	Western Alliance Bancorp	3,684,006
	Total Banks	39,630,786
Diversified Financial Services - 2.8%
222,800	Capital One Financial Corp.	19,080,592
93,320	Cowen Inc., Class A Shares	2,235,947
330,100	Synchrony Financial	10,058,147
	Total Diversified Financial Services	31,374,686
Equity Real Estate Investment Trusts (REITs) - 2.8%
53,506	American Campus Communities Inc.	2,129,539
287,900	American Homes 4 Rent, Class A Shares	8,268,488
112,703	Blackstone Mortgage Trust Inc., Class A Shares	2,928,024
152,341	Columbia Property Trust Inc.	2,129,727
68,787	Corporate Office Properties Trust	1,831,798
89,027	Dynex Capital Inc.	1,567,765
12,800	Federal Realty Investment Trust	1,116,416
148,420	Lexington Realty Trust	1,515,368
29,500	SBA Communications Corp., Class A Shares	8,471,810
	Total Equity Real Estate Investment Trusts (REITs)	29,958,935
Insurance - 5.1%
176,373	BRP Group Inc., Class A Shares*	5,194,185
40,289	Goosehead Insurance Inc., Class A Shares	4,959,979
34,031	Hanover Insurance Group Inc.	3,823,383
157,900	Hartford Financial Services Group Inc.	6,979,180
68,779	James River Group Holdings Ltd.	3,134,947
30,225	Kemper Corp.	2,265,364
10,034	Kinsale Capital Group Inc.	2,409,765
367,475	MGIC Investment Corp.	4,395,001
172,689	NMI Holdings Inc., Class A Shares*	3,783,616
32,204	Palomar Holdings Inc.*	2,128,684
98,200	Progressive Corp.	8,554,202
97,654	Trean Insurance Group Inc.*	1,391,570
34,500	Willis Towers Watson PLC	7,182,555
	Total Insurance	56,202,431
Investment Companies - 0.2%
174,022	Grid Dynamics Holdings Inc.*	1,877,697
Private Equity - 0.3%
254,675	Hercules Capital Inc.	3,397,365
Real Estate - 0.5%
55,423	eXp World Holdings Inc.*	2,955,709
352,642	Newmark Group Inc., Class A Shares	2,475,547
	Total Real Estate	5,431,256

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 15.7% - (continued)
Savings & Loans - 0.4%
265,812	Sterling Bancorp	$4,247,676
	TOTAL FINANCIAL	172,120,832
INDUSTRIAL - 18.9%
Aerospace/Defense - 1.2%
43,518	Hexcel Corp.	2,155,011
55,600	L3Harris Technologies Inc.	10,674,644
	Total Aerospace/Defense	12,829,655
Building Materials - 1.3%
130,700	Carrier Global Corp.	4,975,749
189,273	Forterra Inc.*	3,511,014
9,300	Martin Marietta Materials Inc.	2,470,359
35,777	Masonite International Corp.*	3,579,489
	Total Building Materials	14,536,611
Electrical Components & Equipment - 2.9%
69,600	AMETEK Inc.	8,249,688
21,996	Belden Inc.	846,406
94,700	Emerson Electric Co.	7,274,854
190,058	Energizer Holdings Inc.	7,961,530
133,113	nLight Inc.*	3,996,052
31,331	Vicor Corp.*	2,567,889
	Total Electrical Components & Equipment	30,896,419
Electronics - 4.3%
72,100	Agilent Technologies Inc.	8,428,490
51,005	Camtek Ltd.*	961,444
195,200	FLIR Systems Inc.	7,464,448
45,900	Hubbell Inc., Class B Shares	7,416,981
131,300	PerkinElmer Inc.	17,462,900
42,000	Woodward Inc.	4,696,860
	Total Electronics	46,431,123
Engineering & Construction - 0.1%
17,553	EMCOR Group Inc.	1,512,718
Environmental Control - 1.2%
49,694	Clean Harbors Inc.*	3,596,355
114,771	Harsco Corp.*	1,945,368
129,425	Montrose Environmental Group Inc.*	3,544,951
46,100	Republic Services Inc., Class A Shares	4,458,792
	Total Environmental Control	13,545,466
Hand/Machine Tools - 1.1%
23,313	Regal Beloit Corp.	2,775,179
48,900	Stanley Black & Decker Inc.	9,012,759
	Total Hand/Machine Tools	11,787,938
Machinery-Construction & Mining - 1.3%
165,438	Bloom Energy Corp., Class A Shares*	4,056,540
54,525	BWX Technologies Inc.	3,101,382
60,900	Oshkosh Corp.	4,902,450
56,383	Terex Corp.	1,747,873
	Total Machinery-Construction & Mining	13,808,245
Machinery-Diversified - 2.9%
58,623	Altra Industrial Motion Corp.	3,327,441
58,113	Chart Industries Inc.*	6,006,560
50,108	CIRCOR International Inc.*	1,657,072
43,900	Dover Corp.	5,357,117
45,700	Nordson Corp.	9,314,117

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - 18.9% - (continued)
Machinery-Diversified - 2.9% - (continued)
91,300	Otis Worldwide Corp.	$6,111,622
24,503	SPX FLOW Inc.*	1,312,871
	Total Machinery-Diversified	33,086,800
Metal Fabricate/Hardware - 0.2%
32,262	Standex International Corp.	2,434,491
Miscellaneous Manufacturers - 0.8%
73,389	Enerpac Tool Group Corp., Class A Shares	1,643,180
32,663	EnPro Industries Inc.	2,312,867
31,803	Hillenbrand Inc.	1,191,658
54,308	ITT Inc.	3,944,390
	Total Miscellaneous Manufacturers	9,092,095
Packaging & Containers - 0.3%
181,916	O-I Glass Inc.	2,059,289
45,837	Silgan Holdings Inc.	1,549,291
	Total Packaging & Containers	3,608,580
Transportation - 1.3%
46,511	ArcBest Corp.	1,949,276
62,950	CryoPort Inc.*	3,062,517
60,908	Echo Global Logistics Inc.*	1,729,178
48,300	JB Hunt Transport Services Inc.	6,534,024
	Total Transportation	13,274,995
	TOTAL INDUSTRIAL	206,845,136
TECHNOLOGY - 10.9%
Computers - 1.0%
12,379	CACI International Inc., Class A Shares*	2,937,413
66,709	Endava PLC, ADR*	4,188,658
36,698	ExlService Holdings Inc.*	3,055,476
	Total Computers	10,181,547
Semiconductors - 5.8%
61,238	FormFactor Inc.*	2,510,758
41,800	KLA Corp.	10,532,346
53,201	MACOM Technology Solutions Holdings Inc.*	2,377,021
437,100	Marvell Technology Group Ltd.	20,233,359
89,300	NXP Semiconductors NV	14,146,906
103,602	SiTime Corp.*	9,010,266
189,051	Ultra Clean Holdings Inc.*	5,981,574
	Total Semiconductors	64,792,230
Software - 4.1%
155,650	Avaya Holdings Corp.*	2,896,647
34,536	Bandwidth Inc., Class A Shares*	5,241,874
34,378	Cardlytics Inc.*	4,079,981
78,700	Citrix Systems Inc.	9,752,504
85,277	Digital Turbine Inc.*	3,835,759
102,355	Domo Inc., Class B Shares*	3,888,466
13,742	Five9 Inc.*	2,132,758
25,611	ManTech International Corp., Class A Shares	1,971,279
129,840	NEOGAMES SA*	2,846,093
76,088	Phreesia Inc.*	3,360,046
32,559	Schrodinger Inc.*	2,265,455

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - 10.9% - (continued)
Software - 4.1% - (continued)
43,143	Upland Software Inc.*	$1,973,792
	Total Software	44,244,654
	TOTAL TECHNOLOGY	119,218,431
UTILITIES - 1.5%
Electric - 1.3%
38,219	Ameresco Inc., Class A Shares*	1,702,656
32,077	Black Hills Corp.	1,951,244
30,556	Hawaiian Electric Industries Inc.	1,094,822
33,426	IDACORP Inc.	3,027,727
163,358	Portland General Electric Co.	6,759,754
	Total Electric	14,536,203
Gas - 0.2%
36,449	Spire Inc.	2,331,278
	TOTAL UTILITIES	16,867,481
	TOTAL COMMON STOCKS (Cost - $769,106,369)	1,031,719,067
EXCHANGE TRADED FUNDS (ETFs) - 3.3%
101,622	iShares Russell 2000(a)	18,395,614
265,107	iShares Russell Mid-Capital	17,420,181
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $29,999,922)	35,815,795
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $799,106,291)	1,067,534,862

Face Amount
SHORT-TERM INVESTMENTS - 2.9%
TIME DEPOSITS - 2.9%
$7,127,423	BNP Paribas - Paris, 0.010% due 12/1/20	7,127,423
23,884,308	Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	23,884,308
	TOTAL TIME DEPOSITS (Cost - $31,011,731)	31,011,731
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.3%
MONEY MARKET FUND - 3.3%
36,438,919	Federated Government Obligations Fund, Premier Class, 0.010%(b)
	(Cost - $36,438,919)	36,438,919
	TOTAL INVESTMENTS - 103.6% (Cost - $866,556,941)	1,134,985,512
	Liabilities in Excess of Other Assets - (3.6)%	(39,930,137)
	TOTAL NET ASSETS - 100.0%	$1,095,055,375

*	Non-income producing security.
(a)	All or a portion of this security is on loan .
(b)	Represents investment of collateral received from securities lending transactions.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.3%
Industrial	18.2
Financial	15.2
Consumer Cyclical	11.7
Technology	10.5
Communications	5.5
Basic Materials	4.4
Energy	2.6
Utilities	1.5
Exchange Traded Funds (ETFs)	3.2
Short-Term Investments	2.7
Money Market Fund	3.2
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 86.7%
BASIC MATERIALS - 1.2%
Chemicals - 1.2%
32,080	DuPont de Nemours Inc.	$2,035,155
52,880	Nutrien Ltd.	2,609,800
	Total Chemicals	4,644,955
	TOTAL BASIC MATERIALS	4,644,955
COMMUNICATIONS - 13.9%
Media - 0.7%
56,120	Comcast Corp., Class A Shares	2,819,469
Telecommunications - 13.2%
384,047	AT&T Inc.	11,041,351
183,850	BCE Inc.	7,969,476
210,686	Cisco Systems Inc.	9,063,712
71,685	Nippon Telegraph & Telephone Corp.	1,692,562
109,140	SK Telecom Co., Ltd., ADR	2,565,881
170,726	Verizon Communications Inc.	10,313,558
5,455,268	Vodafone Group PLC	8,993,851
	Total Telecommunications	51,640,391
	TOTAL COMMUNICATIONS	54,459,860
CONSUMER CYCLICAL - 4.7%
Apparel - 0.4%
1,154,000	Topsports International Holdings Ltd.(a)	1,718,111
Auto Manufacturers - 0.5%
42,211	General Motors Co.	1,850,530
Distribution/Wholesale - 0.8%
177,100	Mitsui & Co., Ltd.	3,019,521
Home Builders - 0.9%
39,098	PulteGroup Inc.	1,705,846
931,694	Taylor Wimpey PLC	1,911,979
	Total Home Builders	3,617,825
Retail - 1.3%
16,291	Darden Restaurants Inc.	1,759,102
18,200	Genuine Parts Co.	1,790,334
10,045	Lowe's Cos., Inc.	1,565,212
	Total Retail	5,114,648
Toys/Games/Hobbies - 0.8%
5,267	Nintendo Co., Ltd.	2,989,678
	TOTAL CONSUMER CYCLICAL	18,310,313
CONSUMER NON-CYCLICAL - 26.3%
Agriculture - 5.2%
221,250	British American Tobacco PLC	7,784,578
165,818	Philip Morris International Inc.	12,560,713
	Total Agriculture	20,345,291
Beverages - 2.2%
55,561	Coca-Cola Co.	2,866,948
38,585	PepsiCo Inc.	5,565,115
	Total Beverages	8,432,063
Biotechnology - 2.4%
8,300	Amgen Inc.	1,842,932
125,500	Gilead Sciences Inc.	7,614,085
	Total Biotechnology	9,457,017

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - 26.3% - (continued)
Cosmetics/Personal Care - 1.6%
105,550	Unilever PLC	$6,431,312
Food - 1.9%
57,550	General Mills Inc.	3,500,191
72,700	Seven & i Holdings Co., Ltd.	2,307,041
904,000	Tingyi Cayman Islands Holding Corp.	1,525,512
	Total Food	7,332,744
Healthcare-Products - 0.4%
14,909	Medtronic PLC	1,695,153
Healthcare-Services - 1.2%
10,117	Anthem Inc.	3,151,648
19,611	Fresenius Medical Care AG & Co. KGaA	1,649,136
	Total Healthcare-Services	4,800,784
Household Products/Wares - 0.6%
16,675	Kimberly-Clark Corp.	2,322,994
Pharmaceuticals - 10.8%
116,201	AbbVie Inc.	12,152,301
14,978	AstraZeneca PLC	1,558,321
103,134	Bristol-Myers Squibb Co.	6,435,562
180,798	GlaxoSmithKline PLC	3,301,751
89,300	Merck & Co., Inc.	7,178,827
268,125	Pfizer Inc.	10,271,869
4,541	Roche Holding AG	1,494,427
	Total Pharmaceuticals	42,393,058
	TOTAL CONSUMER NON-CYCLICAL	103,210,416
ENERGY - 7.8%
Oil & Gas - 4.7%
133,347	Chevron Corp.	11,625,191
175,350	Exxon Mobil Corp.	6,686,095
	Total Oil & Gas	18,311,286
Pipelines - 3.1%
195,100	Enbridge Inc.	6,092,744
145,739	Enterprise Products Partners LP	2,827,337
72,450	TC Energy Corp.	3,186,841
	Total Pipelines	12,106,922
	TOTAL ENERGY	30,418,208
FINANCIAL - 12.5%
Banks - 9.3%
61,127	Bank of America Corp.	1,721,336
97,075	Canadian Imperial Bank of Commerce	8,182,762
52,030	Citigroup Inc.	2,865,292
215,147	ING Groep NV	2,097,929
55,438	JPMorgan Chase & Co.	6,535,031
288,675	KeyCorp	4,462,916
241,397	Oversea-Chinese Banking Corp., Ltd.	1,814,325
39,775	PNC Financial Services Group Inc.	5,491,734
207,900	Regions Financial Corp.	3,174,633
	Total Banks	36,345,958
Diversified Financial Services - 0.9%
11,221	Deutsche Boerse AG	1,870,471
77,075	Western Union Co.	1,738,812
	Total Diversified Financial Services	3,609,283

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - 12.5% - (continued)
Equity Real Estate Investment Trusts (REITs) - 0.6%
61,375	National Retail Properties Inc.	$2,313,838
Insurance - 1.7%
54,955	Ageas SA/NV	2,701,984
9,230	Allianz SE, Class Registered Shares	2,176,146
7,937	Everest Re Group Ltd.	1,804,318
	Total Insurance	6,682,448
	TOTAL FINANCIAL	48,951,527
INDUSTRIAL - 4.4%
Aerospace/Defense - 1.0%
16,585	General Dynamics Corp.	2,476,970
18,094	Thales SA	1,663,149
	Total Aerospace/Defense	4,140,119
Engineering & Construction - 0.5%
46,678	Bouygues SA	1,858,516
Miscellaneous Manufacturers - 2.0%
20,100	3M Co.	3,471,873
16,549	Eaton Corp. PLC	2,004,249
17,612	Siemens AG, Class Registered Shares	2,352,850
	Total Miscellaneous Manufacturers	7,828,972
Transportation - 0.9%
73,329	Deutsche Post AG, Class Registered Shares	3,542,407
	TOTAL INDUSTRIAL	17,370,014
TECHNOLOGY - 5.6%
Computers - 1.4%
25,582	Amdocs Ltd.	1,683,552
32,400	International Business Machines Corp.	4,002,048
	Total Computers	5,685,600
Semiconductors - 2.8%
10,012	Broadcom Inc.	4,020,619
44,417	Infineon Technologies AG	1,563,987
56,708	Samsung Electronics Co., Ltd.,	3,125,662
13,025	Texas Instruments Inc.	2,100,281
	Total Semiconductors	10,810,549
Software - 1.4%
15,103	Microsoft Corp.	3,233,099
41,294	Oracle Corp.	2,383,490
	Total Software	5,616,589
	TOTAL TECHNOLOGY	22,112,738
UTILITIES - 10.3%
Electric - 10.3%
60,375	Dominion Energy Inc.	4,738,834
82,380	Duke Energy Corp.	7,633,331
62,882	Evergy Inc.	3,484,292
624,798	National Grid PLC	7,065,948
214,725	PPL Corp.	6,102,484
47,475	Public Service Enterprise Group Inc.	2,766,843
140,160	Southern Co.	8,388,576
	Total Electric	40,180,308
	TOTAL UTILITIES	40,180,308
	TOTAL COMMON STOCKS
	(Cost - $320,668,922)	339,658,339

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) - 9.5%
750,377	iShares Core Dividend Growth(b)	$32,783,971
51,729	iShares Core High Dividend(b)	4,486,456
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $30,244,459)	37,270,427
CONVERTIBLE PREFERRED STOCKS - 1.3%
CONSUMER NON-CYCLICAL - 0.4%
Healthcare-Products - 0.4%
16,940	Avantor Inc., 6.250%	1,462,600
TECHNOLOGY - 0.9%
Semiconductors - 0.6%
1,750	Broadcom Inc., 8.000%	2,328,742
Software - 0.3%
23,640	Change Healthcare Inc., 6.000%	1,451,496
	TOTAL TECHNOLOGY	3,780,238
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost - $4,427,902)	5,242,838
EQUITY LINKED NOTES - 0.6%
FINANCIAL - 0.6%
Diversified Financial Services - 0.6%
6,600	Citigroup Global Markets Holdings Inc.*(a)(c)	934,835
22,825	Merrill Lynch International & Co. CV*(a)(c)	1,260,408
	Total Diversified Financial Services	2,195,243
	TOTAL FINANCIAL	2,195,243
	TOTAL EQUITY LINKED NOTES
	(Cost - $2,134,017)	2,195,243
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $357,475,300)	384,366,847

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Equity Income Fund (continued)

Face Amount†
SHORT-TERM INVESTMENTS - 1.5%
TIME DEPOSITS - 1.5%
$2,865,620		ANZ National Bank - London, 0.010% due 12/1/20	$2,865,620
9,776	EUR	Brown Brothers Harriman - Grand Cayman, (0.690)% due 12/1/20	11,661
1,778,385		Citibank - New York, 0.010% due 12/1/20	1,778,385
1,244,704		Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	1,244,704
		TOTAL TIME DEPOSITS
		(Cost - $5,900,370)	5,900,370
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.8%
MONEY MARKET FUND - 1.8%
7,232,565		Federated Government Obligations Fund, Premier Class, 0.010%(d)
		(Cost - $7,232,565)	7,232,565
		TOTAL INVESTMENTS - 101.4%
		(Cost - $370,608,235)	397,499,782
		Liabilities in Excess of Other Assets - (1.4)%	(5,615,138)
		TOTAL NET ASSETS - 100.0%	$391,884,644

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Equity Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to approximately $3,913,354 and represents 1.00% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LP	—	Limited Partnership
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	26.3%
Communications	13.7
Financial	12.9
Utilities	10.1
Energy	7.6
Technology	6.5
Consumer Cyclical	4.6
Industrial	4.4
Basic Materials	1.2
Exchange Traded Funds (ETFs)	9.4
Short-Term Investments	1.5
Money Market Fund	1.8
100.0%

^ As a percentage of total investments.

Currency Abbreviations used in this schedule:
EUR	—	Euro

Schedules of Investments
November 30, 2020 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.7%
Australia - 0.8%
177,488	Appen Ltd.	$4,115,233
774,413	Elmo Software Ltd.*(a)	3,664,463
690,912	Nanosonics Ltd.*(a)	3,387,612
305,250	Pro Medicus Ltd.(a)	6,624,995
174,272	South32 Ltd.	307,259
	Total Australia	18,099,562
Austria - 0.2%
167,641	Erste Group Bank AG*	4,808,915
Belgium - 0.1%
16,379	Galapagos NV*	2,010,194
34,861	Unifiedpost Group SA*	887,124
	Total Belgium	2,897,318
Bermuda - 0.3%
208,477	Golar LNG Ltd.*	1,897,141
378,499	Hiscox Ltd.*	5,450,050
	Total Bermuda	7,347,191
Brazil - 2.4%
1,381,142	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA*	1,714,231
96,026	Afya Ltd., Class A Shares*	2,546,610
412,907	B3 SA - Brasil Bolsa Balcao	4,325,704
718,655	Itau Unibanco Holding SA, ADR	3,844,804
450,845	Localiza Rent a Car SA	5,656,336
394,600	Magazine Luiza SA	1,721,912
383,631	Notre Dame Intermedica Participacoes SA	4,904,714
101,427	Pagseguro Digital Ltd., Class A Shares*	4,803,583
780,778	Rumo SA*	2,762,965
97,385	StoneCo Ltd., Class A Shares*	7,130,530
595,841	Suzano SA*	6,283,307
166,428	XP Inc., Class A Shares*	6,825,212
	Total Brazil	52,519,908
Canada - 1.7%
53,815	Agnico Eagle Mines Ltd.	3,526,482
29,779	Descartes Systems Group Inc.*	1,765,692
82,032	Equitable Group Inc.(a)	6,005,869
57,720	Franco-Nevada Corp.	7,682,520
31,696	Lightspeed POS Inc.*	1,648,006
281,321	Lundin Mining Corp.	2,248,315
82,855	Magna International Inc.	5,088,954
732,769	Seven Generations Energy Ltd., Class A Shares*	3,046,622
61,385	TMX Group Ltd.	6,039,721
30,576	Wheaton Precious Metals Corp.	1,180,147
	Total Canada	38,232,328
China - 10.4%
3,178,000	AK Medical Holdings Ltd.(a)	4,995,962
145,312	Alibaba Group Holding Ltd., ADR*	38,269,368
35,448	Baidu Inc., ADR*	4,926,918
653,442	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares(b)	3,400,893
651,200	BTG Hotels Group Co., Ltd., Class A Shares(b)	2,293,345
1,407,636	China Conch Venture Holdings Ltd.	6,622,239
228,345	China Literature Ltd.*(a)(c)	1,738,654
1,690,311	China Mengniu Dairy Co., Ltd.*	8,562,444
802,244	China Molybdenum Co., Ltd., Class A Shares(b)	560,409
161,700	China Tourism Group Duty Free Corp., Ltd, Class A Shares(b)	4,754,451

Schedules of Investments
November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China - 10.4% - (continued)
71,089	GDS Holdings Ltd., ADR*(a)	$6,400,143
146,451	GDS Holdings Ltd., Class A Shares*	1,662,702
400,975	Glodon Co., Ltd., Class A Shares(b)	4,075,510
618,300	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(b)	6,271,828
765,546	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares(b)	5,326,917
182,518	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares(b)	3,169,790
635,606	Han's Laser Technology Industry Group Co., Ltd., Class A Shares(b)	3,826,323
813,912	Hua Hong Semiconductor Ltd.*(a)(c)	4,068,587
1,573,407	Kingdee International Software Group Co., Ltd.*	5,509,074
925,117	Kingsoft Corp., Ltd	4,663,090
19,265	Kweichow Moutai Co., Ltd., Class A Shares(b)	5,005,775
168,744	LexinFintech Holdings Ltd., ADR*	1,260,518
46,914	Li Auto Inc., ADR*(a)	1,688,435
260,530	Lufax Holding Ltd., ADR*(a)	4,290,929
143,911	Meituan, Class B Shares*	5,400,819
523,044	Midea Group Co., Ltd., Class A Shares(b)	6,909,778
23,356	New Oriental Education & Technology Group Inc., ADR*	3,850,237
451,275	Ping An Insurance Group Co. of China Ltd., Class H Shares(d)	5,285,917
328,619	SF Holding Co., Ltd., Class A Shares(b)	4,001,123
261,480	Shanghai Henlius Biotech Inc., Class H Shares*(a)(c)(d)	1,438,673
654,527	Shanghai Kindly Medical Instruments Co., Ltd., Class H Shares(d)	3,277,889
81,291	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(b)	4,152,697
279,035	Shenzhou International Group Holdings Ltd.	4,597,767
3,822,019	Sino Biopharmaceutical Ltd.	3,797,917
348,189	Tencent Holdings Ltd.	25,344,993
10,990	Tencent Holdings Ltd., ADR	802,270
345,620	Venustech Group Inc., Class A Shares(b)	1,552,826
551,795	Winning Health Technology Group Co., Ltd., Class A Shares(b)	1,327,360
336,000	Yihai International Holding Ltd.*	3,947,260
74,132	Yum China Holdings Inc.	4,212,987
251,494	Yunnan Baiyao Group Co., Ltd., Class A Shares(b)	3,647,547
91,229	Zai Lab Ltd., ADR*	10,106,349
103,402	ZTO Express Cayman Inc., ADR	2,920,072
	Total China	229,918,785
Cyprus - 0.1%
44,592	Ozon Holdings PLC, ADR*	1,784,572
Denmark - 0.6%
28,953	Jyske Bank AS, Class Registered Shares*	1,084,164
120,354	Novozymes AS, Class B Shares	6,882,056
33,694	Royal Unibrew AS	3,528,834
38,390	Sydbank AS*	795,317
	Total Denmark	12,290,371
Egypt - 0.6%
18,181,040	Cleopatra Hospital*	5,353,608
3,934,533	Fawry for Banking & Payment Technology Services SAE*	7,581,207
	Total Egypt	12,934,815
Finland - 0.3%
112,009	Musti Group OYJ*	2,909,746
136,358	Talenom OYJ	2,098,938
88,158	Wartsila OYJ Abp	826,966
	Total Finland	5,835,650
France - 6.2%
20,190	Air Liquide SA	3,305,785

Schedules of Investments
November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France - 6.2% - (continued)
75,851	Aubay	$3,044,927
16,756	Cie Generale des Etablissements Michelin SCA	2,080,177
96,530	Danone SA	6,182,287
6,037	Dassault Aviation SA*	6,205,069
29,241	Dassault Systemes SE	5,391,735
68,304	Esker SA	12,769,021
78,418	EssilorLuxottica SA*	11,314,278
134,095	Legrand SA	11,317,258
41,230	L'Oreal SA	15,049,007
8,525	LVMH Moet Hennessy Louis Vuitton SE	4,890,996
81,156	Pernod Ricard SA	15,447,601
76,910	Sanofi	7,738,213
137,681	Schneider Electric SE	19,098,828
153,253	Thales SA	14,026,150
	Total France	137,861,332
Germany - 5.4%
65,547	Atoss Software AG	9,954,945
71,500	Bayer AG, Class Registered Shares	4,113,468
168,114	Deutsche Wohnen SE	8,423,604
183,993	Elmos Semiconductor SE	5,890,611
135,172	Evotec SE*(a)	4,117,026
167,186	Exasol AG*	4,273,990
114,832	GEA Group AG	3,930,300
137,849	Henkel AG & Co. KGaA	14,834,979
18,311	Hypoport SE*	9,618,998
28,448	Infineon Technologies AG	999,937
47,915	Knorr-Bremse AG	6,126,022
19,461	LEG Immobilien AG	2,771,313
62,704	Mensch und Maschine Software SE	4,365,808
7,438	Merck KGaA	1,186,538
31,675	MorphoSys AG*	3,552,694
117,238	Nexus AG	6,986,033
66,937	SAP SE	8,123,630
2,209	Sartorius AG	1,004,536
57,066	Symrise AG, Class A Shares	7,141,642
99,033	TAG Immobilien AG*	2,959,885
54,310	TeamViewer AG*(c)	2,585,318
78,119	Vonovia SE	5,354,897
16,646	Zalando SE*(c)	1,681,823
	Total Germany	119,997,997
Greece - 0.2%
475,568	Sarantis SA	5,282,812
Hong Kong - 1.4%
1,040,000	AIA Group Ltd.	11,359,968
235,000	CK Hutchison Holdings Ltd.	1,695,141
428,732	Galaxy Entertainment Group Ltd.	3,261,064
42,992	Hong Kong Exchanges & Clearing Ltd.	2,138,268
161,619	New Frontier Health Corp.*(a)	1,440,025
452,211	Techtronic Industries Co., Ltd.	5,807,704
1,520,000	Vitasoy International Holdings Ltd.	6,261,574
	Total Hong Kong	31,963,744
Hungary - 0.1%
64,121	OTP Bank Nyrt*	2,536,396

Schedules of Investments
November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India - 8.0%
411,927	Aavas Financiers Ltd.*	$8,916,083
520,991	Amara Raja Batteries Ltd.	6,534,396
112,968	Asian Paints Ltd.	3,337,053
651,906	Axis Bank Ltd.*	5,266,659
138,944	Bajaj Finance Ltd.	9,060,310
707,156	Berger Paints India Ltd.	6,125,208
439,937	Bharti Airtel Ltd.	2,762,879
48,078	Britannia Industries Ltd.	2,295,140
3,201,774	City Union Bank Ltd.	8,021,708
121,741	Divi's Laboratories Ltd.	5,859,084
208,784	Dr Lal PathLabs Ltd.	6,446,944
61,102	Dr Reddy's Laboratories Ltd.	3,967,176
22,348	Dr Reddy's Laboratories Ltd., ADR	1,465,805
1,694,301	Edelweiss Financial Services Ltd.*	1,590,211
588,083	Gulf Oil Lubricants India Ltd.	6,251,896
259,205	HDFC Bank Ltd.*	4,992,996
239,544	Hemisphere Properties India Ltd.*	203,936
100,318	Hindustan Unilever Ltd.	2,900,530
516,491	Housing Development Finance Corp., Ltd	15,654,728
154,371	ICICI Lombard General Insurance Co., Ltd.*	3,052,323
2,485,229	JM Financial Ltd.	2,734,130
277,371	Kotak Mahindra Bank Ltd.*	7,063,041
33,848	Maruti Suzuki India Ltd.	3,160,992
605,205	Max Financial Services Ltd.*	5,247,630
484,609	Metropolis Healthcare Ltd.	14,569,253
208,472	Muthoot Finance Ltd.	3,222,146
696,130	Nippon Life India Asset Management Ltd.(c)	2,726,944
4,020,770	NTPC Ltd.	5,039,759
405,576	Reliance Industries Ltd.	10,318,761
313,675	SBI Life Insurance Co., Ltd.*(c)	3,579,769
207,571	Supreme Industries Ltd.	4,849,119
303,218	Tata Communications Ltd.	4,305,887
473,520	Tata Consumer Products Ltd.	3,433,948
154,692	Titan Co., Ltd.	2,786,791
	Total India	177,743,235
Indonesia - 1.0%
32,614,500	Ace Hardware Indonesia Tbk PT	3,663,397
25,404,900	Bank BTPN Syariah Tbk PT	7,438,177
2,966,300	Bank Central Asia Tbk PT	6,499,026
55,865,700	Sarana Menara Nusantara Tbk PT@	4,333,891
	Total Indonesia	21,934,491
Ireland - 0.8%
191,180	Experian PLC	6,750,413
36,377	Kerry Group PLC, Class A Shares	5,086,050
45,662	Ryanair Holdings PLC, ADR*	4,738,346
	Total Ireland	16,574,809
Israel - 0.4%
57,722	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,840,444
15,974	Wix.com Ltd.*	4,080,239
	Total Israel	7,920,683
Italy - 0.8%
443,421	Banca Mediolanum SpA	4,014,355
143,209	Carel Industries SpA	2,987,898

Schedules of Investments
November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Italy - 0.8% - (continued)
17,891	DiaSorin SpA	$3,773,114
177,235	Gruppo MutuiOnline SpA	6,269,642
160,113	Terna Rete Elettrica Nazionale SpA	1,193,444
	Total Italy	18,238,453
Japan - 16.7%
90,626	Atrae Inc.*	2,651,481
718,667	Avant Corp.	7,568,959
114,494	BASE Inc.*(a)	10,522,381
232,500	Chiba Bank Ltd.	1,316,184
104,700	Cybozu Inc.	2,881,638
81,000	Daiichi Sankyo Co., Ltd.	2,857,531
15,600	Disco Corp.	4,974,850
205,800	eGuarantee Inc.	4,062,816
31,400	en-japan Inc.	970,439
67,700	Ezaki Glico Co., Ltd.	2,809,826
97,300	Freee KK*	8,571,513
195,600	Fujitsu General Ltd.	5,935,888
228,100	Hachijuni Bank Ltd.	808,204
85,389	Hennge KK*(a)	5,750,656
56,710	Hirose Electric Co., Ltd.	8,039,429
32,500	Hoshizaki Corp.	3,200,160
780,130	Infomart Corp.	8,012,021
86,100	IR Japan Holdings Ltd.	13,757,281
147,100	Ito En Ltd.	11,319,401
261,900	Japan Elevator Service Holdings Co., Ltd.	12,217,547
222,668	Japan Material Co., Ltd.	3,099,590
209,900	Kansai Paint Co., Ltd.	6,359,065
194,200	Kao Corp.	14,470,207
8,033	Keyence Corp.	4,082,865
88,600	Kobayashi Pharmaceutical Co., Ltd.	10,625,812
8,100	Kose Corp.	1,248,447
38,800	Kusuri no Aoki Holdings Co., Ltd.	3,229,379
72,100	Lion Corp.	1,701,408
384,100	Mebuki Financial Group Inc.	789,141
129,500	Medley Inc.*(a)	6,558,077
125,259	Miroku Jyoho Service Co., Ltd.	2,439,308
88,300	Murata Manufacturing Co., Ltd.	7,743,837
161,700	Nihon Kohden Corp.	5,123,540
402,300	Nippon Telegraph & Telephone Corp.	9,476,950
22,900	Nissin Foods Holdings Co., Ltd.	1,891,835
175,900	Nomura Research Institute Ltd.	5,927,981
341,900	North Pacific Bank Ltd.	759,220
32,300	Obic Co., Ltd.	7,269,561
74,900	Omron Corp.	6,736,065
79,800	ORIX Corp.	1,175,720
200,000	Otsuka Holdings Co., Ltd.	8,084,025
215,400	Outsourcing Inc.	2,927,468
134,500	Pan Pacific International Holdings Corp.	3,185,854
237,400	Persol Holdings Co., Ltd.	4,309,351
1,124,106	Prestige International Inc.	10,316,709
564,504	Rakus Co., Ltd.(a)	13,191,846
164,900	Rohto Pharmaceutical Co., Ltd.	5,382,410
399,100	Santen Pharmaceutical Co., Ltd.	6,609,790
92,000	Secom Co., Ltd.	9,117,648

Schedules of Investments
November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan - 16.7% - (continued)
130,000	Seven & i Holdings Co., Ltd.	$4,104,174
235,200	Shimadzu Corp.	8,402,193
12,300	SMC Corp.	7,811,422
137,838	SMS Co., Ltd.	4,979,417
49,700	Sohgo Security Services Co., Ltd.	2,650,362
36,000	Sony Corp.	3,347,542
132,800	Stanley Electric Co., Ltd.	3,884,167
55,400	Suzuki Motor Corp.	2,949,564
505,700	Systena Corp.	10,373,131
249,240	Takeda Pharmaceutical Co., Ltd.	8,876,402
176,600	Terumo Corp.	6,987,172
157,300	Toyo Suisan Kaisha Ltd.	7,721,551
166,890	YAKUODO Holdings Co., Ltd.	3,834,297
134,700	Yokogawa Electric Corp.	2,361,542
1,436,200	Z Holdings Corp.	9,056,692
	Total Japan	369,400,942
Jersey, Channel Islands - 0.2%
719,248	JTC PLC(c)	5,393,708
Mexico - 1.1%
33,712	Fomento Economico Mexicano SAB de CV, ADR	2,432,321
190,799	Gruma SAB de CV, Class B Shares	2,108,672
1,341,497	Grupo Mexico SAB de CV, Class B Shares	4,878,050
2,284,208	Qualitas Controladora SAB de CV	11,093,885
1,324,279	Wal-Mart de Mexico SAB de CV	3,485,462
	Total Mexico	23,998,390
Netherlands - 2.8%
1,118	Adyen NV*(c)	2,132,539
64,023	Akzo Nobel NV	6,806,007
21,698	ASML Holding NV	9,395,825
32,010	Core Laboratories NV	703,260
29,018	Euronext NV(c)	3,075,651
78,244	Heineken NV	8,243,223
194,601	Koninklijke Philips NV	10,050,474
58,729	NXP Semiconductors NV	9,303,848
107,620	Prosus NV*	11,623,888
	Total Netherlands	61,334,715
Norway - 0.6%
716,462	LINK Mobility Group Holding ASA*	4,026,561
139,297	Medistim ASA(a)	3,397,925
921,092	Pexip Holding ASA*	6,158,184
	Total Norway	13,582,670
Peru - 0.1%
21,014	Credicorp Ltd.	3,234,265
Philippines - 0.6%
3,676,282	Ayala Land Inc.	2,903,161
1,049,454	BDO Unibank Inc.	2,258,767
2,885,928	Philippine Seven Corp.	6,505,858
101,335	SM Investments Corp.	2,045,479
	Total Philippines	13,713,265
Poland - 0.2%
506,288	Powszechny Zaklad Ubezpieczen SA*	3,378,953

Schedules of Investments

November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Portugal - 0.6%
719,461	Galp Energia SGPS SA	$7,695,563
378,885	Jeronimo Martins SGPS SA	6,486,755
	Total Portugal	14,182,318
Russia - 0.9%
121,811	HeadHunter Group PLC, ADR(a)	2,973,407
31,049	Novatek PJSC, GDR	4,816,836
2,468	Polyus PJSC	469,871
2,146	Polyus PJSC, GDR(b)	202,797
678,701	Sberbank of Russia PJSC, ADR	9,040,435
48,953	Yandex NV, Class A Shares*	3,375,799
	Total Russia	20,879,145
Singapore - 0.2%
3,536,400	Sheng Siong Group Ltd.	4,107,179
South Africa - 1.0%
115,447	Bid Corp., Ltd	2,077,995
171,724	Bidvest Group Ltd.	1,809,829
29,486	Capitec Bank Holdings Ltd.*	2,462,795
76,888	Naspers Ltd., Class N Shares	15,485,459
	Total South Africa	21,836,078
South Korea - 4.0%
51,885	KINX Inc.	3,407,829
50,333	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	4,721,817
101,285	LEENO Industrial Inc.	11,190,897
3,030	LG Household & Health Care Ltd.	4,139,483
53,097	NAVER Corp.	13,329,602
506,366	NICE Information Service Co., Ltd.	9,798,691
687,980	Samsung Electronics Co., Ltd.	41,487,253
	Total South Korea	88,075,572
Spain - 0.6%
199,435	Amadeus IT Group SA	13,582,819
Sweden - 1.9%
77,437	Assa Abloy AB, Class B Shares	1,838,879
266,062	Biotage AB	4,451,088
125,939	Cellavision AB	4,270,392
152,563	Epiroc AB, Class A Shares	2,530,390
87,662	Essity AB, Class B Shares	2,767,974
353,289	Fortnox AB	15,151,564
78,009	Svenska Handelsbanken AB, Class A Shares*	790,700
284,840	Swedbank AB, Class A Shares	5,145,569
166,440	Vitec Software Group AB, Class B Shares	5,896,901
	Total Sweden	42,843,457
Switzerland - 5.3%
47,444	Alcon Inc.*	3,039,951
72	Chocoladefabriken Lindt & Spruengli AG	614,023
48,204	Cie Financiere Richemont SA, Class Registered Shares	3,990,494
6,898	Geberit AG, Class Registered Shares	4,145,801
4,858	Givaudan SA, Class Registered Shares	19,783,237
482,964	Glencore PLC*	1,359,229
179,429	Julius Baer Group Ltd.	10,339,051
16,769	Lonza Group AG, Class Registered Shares	10,499,342
304,389	Nestle SA, Class Registered Shares	33,968,041
17,266	Roche Holding AG	5,674,839
12,817	Schindler Holding AG	3,500,329

Schedules of Investments

November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Switzerland - 5.3% - (continued)
3,333	SGS SA, Class Registered Shares	$9,502,230
17,653	Sika AG, Class Registered Shares	4,498,004
20,893	Temenos AG, Class Registered Shares	2,631,495
217,938	UBS Group AG, Class Registered Shares	3,086,622
	Total Switzerland	116,632,688
Taiwan - 4.1%
1,183,000	Bioteque Corp.	5,634,560
627,000	Chief Telecom Inc.	8,346,155
761,000	Delta Electronics Inc.	5,992,659
299,820	Poya International Co., Ltd.	6,278,044
1,132,000	Taiwan Semiconductor Manufacturing Co., Ltd.	19,074,440
394,577	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	38,281,861
260,981	Voltronic Power Technology Corp.	7,992,391
	Total Taiwan	91,600,110
Thailand - 0.7%
2,668,786	CP ALL PCL, Class F Shares@	5,330,523
2,199,400	TQM Corp. PCL, Class F Shares	9,076,428
	Total Thailand	14,406,951
United Arab Emirates - 0.2%
1,340,621	Network International Holdings PLC(c)	4,831,727
United Kingdom - 7.9%
375,551	Amcor PLC	4,185,609
1,089,956	Arrow Global Group PLC*	2,495,413
243,777	Avon Rubber PLC	14,411,522
631,417	boohoo Group PLC*	2,651,002
161,363	Burberry Group PLC	3,709,393
214,428	CNH Industrial NV	2,354,093
225,215	Compass Group PLC	3,962,158
26,178	Croda International PLC	2,079,244
307,582	Diageo PLC	11,779,891
751,111	dotdigital group PLC(a)	1,391,610
46,482	Farfetch Ltd., Class A Shares*	2,540,241
293,105	FDM Group Holdings PLC	3,997,410
438,499	Future PLC	9,910,294
487,830	GB Group PLC*	5,492,942
184,384	Halma PLC	5,438,166
229,752	HomeServe PLC	3,193,059
374,119	IMI PLC	5,603,278
82,360	Intertek Group PLC	6,051,391
4,801,999	Johnson Service Group PLC*	8,703,387
32,291	Linde PLC	8,236,680
68,289	London Stock Exchange Group PLC	7,367,688
309,651	Patisserie Holdings PLC*(b)(e)	4,128
141,183	Reckitt Benckiser Group PLC	12,395,149
220,101	Smith & Nephew PLC	4,284,083
103,465	Spectris PLC	3,662,089
59,326	Spirax-Sarco Engineering PLC	8,838,885
1,394,726	Strix Group PLC	4,368,515
110,174	THG Holdings PLC*	924,566
215,532	Unilever PLC(b)	13,065,139
961,490	YouGov PLC	11,465,039
	Total United Kingdom	174,562,064

Schedules of Investments

November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States - 3.2%
2,016	Alphabet Inc., Class A Shares*	$3,536,870
51,429	Analog Devices Inc.	7,152,745
29,882	ANSYS Inc.*	10,101,909
154,950	Cadence Design Systems Inc.*	18,020,685
91,885	Colgate-Palmolive Co.	7,869,031
17,866	Nordson Corp.	3,641,270
136,802	Philip Morris International Inc.	10,362,752
15,992	Texas Instruments Inc.	2,578,710
18,000	Visa Inc., Class A Shares	3,786,300
32,259	Waste Connections Inc.	3,354,291
	Total United States	70,404,563
	TOTAL COMMON STOCKS
	(Cost - $1,436,501,584)	2,098,704,946
EXCHANGE TRADED FUNDS (ETFs) - 2.6%
United States - 2.6%
329,453	iShares Core MSCI EAFE	21,822,967
589,637	iShares Core MSCI Emerging Markets	34,564,521
	Total United States	56,387,488
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $48,486,947)	56,387,488
PREFERRED STOCK - 0.0%
United Kingdom - 0.0%
1,899	Roofoods Ltd. Series G*(b)(e)@	793,594
	(Cost - $793,594)
WARRANT - 0.0%
Switzerland - 0.0%
96,408	Cie Financiere Richemont SA*	19,097
	(Cost - $0)
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,485,782,125)	2,155,905,125

Schedules of Investments

November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 2.9%
TIME DEPOSITS - 2.9%
$9,834,096		Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.010% due 12/1/20	$9,834,096
14,222,837		BNP Paribas - Paris, 0.010% due 12/1/20	14,222,837
		Brown Brothers Harriman - Grand Cayman:
150,326	CHF	(1.420)% due 12/1/20	165,430
459	DKK	(0.650)% due 12/1/20	74
20	NOK	(0.250)% due 12/1/20	2
95,281	AUD	(0.160)% due 12/1/20	69,941
5,406	HKD	0.000% due 12/1/20	697
4	NZD	0.000% due 12/1/20	3
25,496	CAD	0.010% due 12/1/20	19,630
149	GBP	0.010% due 12/1/20	199
772	SGD	0.020% due 12/1/20	576
398,286	ZAR	3.250% due 12/1/20	25,723
		Citibank - London:
268,759	EUR	(0.690)% due 12/1/20	320,576
15,778	GBP	0.010% due 12/1/20	21,031
17,661,717		Citibank - New York, 0.010% due 12/1/20	17,661,717
964,225	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.000% due 12/1/20	124,399
		Skandinaviska Enskilda Banken AB - Stockholm:
467,324	SEK	(0.280)% due 12/1/20	54,482
20,457,554		0.010% due 12/1/20	20,457,554
36,918,112	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.260)% due 12/1/20	353,622
		TOTAL TIME DEPOSITS
		(Cost - $63,332,589)	63,332,589
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.5%
MONEY MARKET FUND - 2.5%
56,256,943		Federated Government Obligations Fund, Premier Class, 0.010%(f)
		(Cost - $56,256,943)	56,256,943
		TOTAL INVESTMENTS - 102.7%
		(Cost - $1,605,371,657)	2,275,494,657
		Liabilities in Excess of Other Assets - (2.7)%	(59,589,660)
		TOTAL NET ASSETS - 100.0%	$2,215,904,997

Schedules of Investments

November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2020, amounts to approximately $74,342,230 and represents 3.35% of net assets.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to approximately $33,253,393 and represents 1.50% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
CP ALL PCL, Class F Shares	3/23/2020	$30,091	$5,330,523	0.24%
Roofoods Ltd. Series G	5/16/19	793,594	793,594	0.04%
Sarana Menara Nusantara Tbk PT	4/3/17	1,400	4,333,891	0.20%
Total			$10,458,008	0.48%

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	28.2%
Technology	16.4
Financial	12.8
Industrial	12.8
Communications	10.0
Consumer Cyclical	6.1
Basic Materials	4.3
Energy	1.2
Utilities	0.3
Diversified	0.1
Exchange Traded Funds (ETFs)	2.5
Short-Term Investments	2.8
Money Market Fund	2.5
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations International Equity Fund (continued)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
15	$37,650	iShares U.S. Aerospace & Defense	BBH	12/18/20	$178.00	$13,425
31	$218,116	JFrog Ltd	BBH	12/18/20	$85.00	5,425
11	$174,262	NXP Semiconductors NV	BBH	1/15/21	$140.00	22,358
11	$174,262	NXP Semiconductors NV	BBH	1/15/21	$145.00	17,050
50	$792,100	NXP Semiconductors NV	JPM	1/15/21	$150.00	65,500
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $64,784)				$123,758

At November 30, 2020, Destinations International Equity Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:

							Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Appreciation/ (Depreciation)
Contracts to Sell:
Japanese Yen	1,563,100,000	HSBC	$14,993,145	2/19/21	$–	$(197,913)	$(197,913)
Japanese Yen	795,000,000	MSC	7,625,584	2/19/21	–	(101,450)	(101,450)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$–	$(299,363)	$(299,363)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MSC	—	Morgan Stanley

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Real Assets Fund

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) - 106.8%
United States - 106.8%
87	iShares Core US REIT	$4,117
103	iShares Global Infrastructure	4,429
237	iShares North American Natural Resources	5,356
	Total United States	13,902

	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $13,803)	13,902
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $13,803)	13,902
Face Amount
SHORT-TERM INVESTMENTS - 121.5%
TIME DEPOSIT - 121.5%
$15,815	Brown Brothers Harriman - Grand Cayman, 0.010% due 12/1/20
	(Cost - $15,815)	15,815
	TOTAL INVESTMENTS - 228.3%
	(Cost - $29,618)	29,717
	Liabilities in Excess of Other Assets - (128.3)%	(16,698)
	TOTAL NET ASSETS - 100.0%	$13,019

Abbreviations used in this schedule:
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Exchange Traded Funds (ETFs)	46.8%
Short-Term Investments	53.2
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 21.9%
U.S. GOVERNMENT OBLIGATIONS - 21.4%
	U.S. Treasury Bonds:
$1,000,000	5.250% due 11/15/28	$1,354,844
500,000	6.250% due 5/15/30	750,625
600,000	5.375% due 2/15/31	868,664
2,050,000	4.500% due 5/15/38	3,134,418
300,000	4.375% due 11/15/39	459,398
1,960,000	1.125% due 8/15/40	1,878,231
2,850,000	3.875% due 8/15/40	4,136,619
3,000,000	4.375% due 5/15/41	4,656,562
2,500,000	3.125% due 11/15/41	3,311,230
950,000	3.000% due 5/15/42	1,237,561
3,500,000	2.750% due 8/15/42	4,393,457
1,000,000	2.750% due 11/15/42	1,254,570
3,500,000	2.875% due 5/15/43	4,480,410
300,000	3.750% due 11/15/43	437,180
3,000,000	3.125% due 8/15/44	4,005,352
1,475,000	2.500% due 2/15/45	1,780,544
600,000	2.875% due 8/15/45	772,641
1,000,000	2.500% due 2/15/46	1,209,766
2,500,000	2.500% due 5/15/46	3,024,707
1,700,000	2.875% due 11/15/46	2,199,242
3,500,000	3.000% due 2/15/47	4,633,945
1,000,000	3.000% due 5/15/47	1,325,703
1,100,000	2.750% due 8/15/47	1,397,086
550,000	2.750% due 11/15/47	699,424
500,000	3.000% due 8/15/48	666,406
300,000	2.250% due 8/15/49	348,187
12,450,000	2.000% due 2/15/50	13,718,830
19,700,000	1.250% due 5/15/50	18,139,391
1,300,000	1.625% due 11/15/50	1,313,609
	U.S. Treasury Notes:
30,300,000	1.500% due 8/31/21	30,611,285
2,051,400	1.875% due 1/31/22	2,093,229
500,000	1.750% due 2/28/22	510,156
2,700,000	1.875% due 2/28/22	2,759,062
6,000,000	1.875% due 3/31/22	6,138,984
800,000	1.750% due 4/30/22	818,344
10,000,000	0.125% due 6/30/22	9,998,437
4,000,000	1.750% due 6/30/22	4,101,719
3,000,000	1.875% due 7/31/22	3,086,367
1,500,000	1.625% due 8/15/22	1,537,852
1,000,000	1.625% due 8/31/22	1,025,703
2,000,000	1.375% due 10/15/22	2,045,781
1,700,000	1.875% due 10/31/22	1,755,848
2,500,000	1.625% due 11/15/22	2,571,777
1,250,000	2.000% due 11/30/22	1,296,045
2,500,000	1.500% due 1/15/23	2,571,094
2,500,000	1.750% due 1/31/23	2,586,426
5,000,000	1.500% due 3/31/23	5,155,664
5,000,000	1.625% due 5/31/23	5,181,055
4,000,000	1.375% due 8/31/23	4,130,625
2,500,000	2.875% due 10/31/23	2,695,508
9,000,000	2.250% due 12/31/23	9,567,070

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 21.4% (continued)
$5,000,000	2.750% due 2/15/24	$5,407,227
23,000,000	2.125% due 2/29/24	24,419,531
9,500,000	2.125% due 3/31/24	10,099,687
2,600,000	2.000% due 4/30/24	2,756,812
2,000,000	2.500% due 5/15/24	2,156,016
900,000	2.000% due 5/31/24	955,512
4,500,000	1.750% due 6/30/24	4,742,227
4,000,000	2.000% due 6/30/24	4,251,250
23,000,000	2.125% due 7/31/24	24,574,961
1,000,000	1.875% due 8/31/24	1,060,352
1,400,000	1.500% due 9/30/24	1,465,953
1,400,000	2.125% due 9/30/24	1,499,258
1,600,000	1.500% due 10/31/24	1,676,437
4,000,000	2.250% due 11/15/24	4,309,844
4,000,000	2.125% due 11/30/24	4,293,125
2,400,000	2.250% due 12/31/24	2,591,156
2,500,000	2.000% due 2/15/25	2,677,637
1,200,000	0.500% due 3/31/25	1,209,844
7,000,000	0.375% due 4/30/25	7,018,047
1,900,000	2.125% due 5/15/25	2,051,406
1,500,000	0.250% due 6/30/25	1,494,316
2,000,000	0.250% due 7/31/25	1,991,875
2,000,000	2.875% due 7/31/25	2,234,766
3,200,000	2.000% due 8/15/25	3,447,875
2,000,000	2.750% due 8/31/25	2,225,937
3,000,000	0.250% due 9/30/25	2,985,234
2,913,900	0.250% due 10/31/25	2,898,648
25,300,000	2.250% due 11/15/25	27,633,332
3,000,000	0.375% due 11/30/25	3,001,641
5,000,000	1.625% due 2/15/26	5,316,211
2,000,000	2.500% due 2/28/26	2,218,047
21,050,000	1.625% due 5/15/26	22,405,916
2,500,000	1.875% due 6/30/26	2,696,973
2,250,000	1.625% due 10/31/26	2,399,062
2,100,000	2.250% due 2/15/27	2,322,059
4,000,000	0.500% due 4/30/27	3,985,469
400,000	2.375% due 5/15/27	446,500
16,400,000	0.500% due 6/30/27	16,320,562
1,100,000	0.375% due 7/31/27	1,085,133
2,000,000	2.250% due 8/15/27	2,220,469
1,000,000	0.375% due 9/30/27	984,687
4,220,000	2.250% due 11/15/27	4,695,245
5,000,000	2.750% due 2/15/28	5,749,023
1,000,000	2.875% due 8/15/28	1,165,078
1,500,000	3.125% due 11/15/28	1,781,602
1,000,000	2.625% due 2/15/29	1,151,719
500,000	2.375% due 5/15/29	566,953
1,000,000	1.625% due 8/15/29	1,073,594
16,000,000	1.500% due 2/15/30	17,005,000
10,300,000	0.625% due 5/15/30	10,118,141
7,700,000	0.625% due 8/15/30	7,544,797
800,000	0.875% due 11/15/30	801,875
	TOTAL U.S. GOVERNMENT OBLIGATIONS	461,010,654

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value

U.S. GOVERNMENT AGENCIES - 0.5%
	Federal Home Loan Banks (FHLB):
$1,000,000	1.375% due 2/18/21	$1,002,524
2,000,000	3.625% due 6/11/21	2,036,875
250,000	0.500% due 4/14/25	251,141
555,000	3.125% due 6/13/25	622,704
	Federal Home Loan Mortgage Corp. (FHLMC):
1,645,000	2.375% due 1/13/22	1,686,215
95,000	0.125% due 7/25/22	94,945
500,000	2.750% due 6/19/23	532,126
100,000	0.375% due 7/21/25	99,702
1,300,000	6.250% due 7/15/32	2,014,057
	Federal National Mortgage Association (FNMA):
350,000	2.625% due 1/11/22	359,697
1,000,000	1.875% due 4/5/22	1,023,319
150,000	7.250% due 5/15/30	233,648
10,000	0.875% due 8/5/30	9,790
425,000	6.625% due 11/15/30	645,253
	TOTAL U.S. GOVERNMENT AGENCIES	10,611,996
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
	(Cost - $445,416,541)	471,622,650

MORTGAGE-BACKED SECURITIES - 21.7%
FHLMC - 5.5%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
22,073,881	2.000% due 10/1/50	22,640,022
2,458,272	2.500% due 2/1/32	2,563,485
20,239,662	3.000% due 3/1/32 - 4/1/50	21,444,285
3,939,293	3.030% due 1/1/50	4,210,481
25,185,454	3.500% due 6/1/33 - 2/1/48	27,607,634
4,374,894	4.000% due 5/1/46 - 1/1/49	4,801,625
2,327,081	4.500% due 9/1/46 - 3/1/49	2,551,244
52,080	5.000% due 10/1/48	57,687
	Federal Home Loan Mortgage Corp. (FHLMC), Gold UMBS:
9,900,000	1.500% due 12/1/40	10,090,179
9,915,902	2.000% due 10/1/50	10,302,090
3,517,791	2.500% due 7/1/35 - 12/1/50	3,710,806
4,697,467	3.000% due 8/1/34 - 9/1/50	4,928,854
1,883,832	3.500% due 6/1/33 - 5/1/50	1,993,025
910,646	4.000% due 7/1/29 - 5/1/50	979,762
656,815	4.500% due 7/1/48 - 4/1/49	717,517
	TOTAL FHLMC	118,598,696

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - 14.0%
	Federal National Mortgage Association (FNMA), UMBS:
$1,975,000	1.500% due 12/1/35 - 12/1/50(a)	$2,010,524
13,600,000	1.500% due 12/1/35	13,950,012
18,800,000	2.000% due 12/1/35 - 12/1/50(a)	19,541,351
9,537,882	2.000% due 6/1/50	9,919,194
23,220,364	2.500% due 1/1/32 - 12/1/50	24,418,838
6,417,000	2.500% due 12/1/35 - 12/1/50(a)	6,714,584
45,153,243	3.000% due 2/1/32 - 7/1/50	47,770,625
6,217,000	3.000% due 12/1/35 - 12/1/50(a)	6,496,745
50,273,222	3.500% due 7/1/26 - 7/1/50	54,452,509
767,000	3.500% due 12/1/35 - 12/1/50(a)	809,674
12,860,934	4.000% due 7/1/26 - 5/1/50	13,962,293
10,000	4.000% due 12/1/35 (a)	10,611
2,859,116	4.500% due 5/1/48 - 6/1/49	3,111,145
1,360,000	4.500% due 12/1/50 (a)	1,473,528
4,366,281	5.000% due 4/1/40 - 1/1/49	5,067,335
	Federal National Mortgage Association (FNMA):
7,947,274	2.000% due 10/1/50	8,150,034
12,100,000	2.220% due 12/1/29	12,973,929
3,700,000	2.310% due 12/1/29	3,994,481
3,000,000	2.315% due 12/1/29	3,241,111
10,000,000	2.410% due 10/1/29	10,923,920
1,700,000	2.490% due 9/1/28	1,852,482
12,088,188	2.690% due 8/1/30	13,325,651
4,275,031	2.699% due 5/1/44 (b)	4,457,209
4,443,000	2.760% due 9/1/31	4,936,773
10,900,000	2.960% due 9/1/34	12,216,291
5,959,814	3.000% due 4/1/53	6,414,235
8,500,000	3.710% due 8/1/30	10,040,780
	TOTAL FNMA	302,235,864
GNMA - 2.2%
	Government National Mortgage Association (GNMA):
2,488,000	2.500% due 12/1/50 (a)	2,621,068
1,267,000	3.000% due 12/1/50 (a)	1,322,456
2,241,500	3.500% due 12/1/50 (a)	2,366,709
875,000	4.000% due 12/1/50 (a)	929,910
550,000	4.500% due 12/1/50 (a)	590,068
275,000	5.000% due 12/1/50 (a)	300,674
	Government National Mortgage Association (GNMA) II:
1,755,755	2.500% due 12/20/46 - 9/20/50	1,854,031
12,525,540	3.000% due 7/20/45 - 8/20/50	13,227,412
12,760,795	3.500% due 5/20/43 - 8/20/50	13,648,521
5,624,149	4.000% due 9/20/45 - 11/20/48	6,099,723
2,295,051	4.500% due 2/20/47 - 8/20/49	2,492,767
671,358	5.000% due 3/20/48 - 4/20/49	735,875
	TOTAL GNMA	46,189,214
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $449,301,596)	467,023,774
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.7%
	20 Times Square Trust:
370,000	Series 2018-20TS, Class F, 3.203% due 5/15/35(b)(c)	343,277
353,000	Series 2018-20TS, Class G, 3.203% due 5/15/35(b)(c)	315,675
	Alternative Loan Trust:
931,438	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	922,689

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.7% (continued)
$7,039,773	Series 2005-7CB, Class 2A2, 4.900% (1-Month USD-LIBOR + 5.050%) due 3/1/38(b)(d)	$838,302
7,039,773	Series 2005-7CB, Class 2A5, 0.600% (1-Month USD-LIBOR + 0.450%) due 3/1/38(b)	5,786,629
	Angel Oak Mortgage Trust I LLC:
667,727	Series 2018-3, Class A1, 3.649% due 9/25/48(b)(c)	681,088
877,457	Series 2018-3, Class A2, 3.751% due 9/25/48(b)(c)	881,899
837,907	Series 2018-3, Class A3, 3.853% due 9/25/48(b)(c)	841,051
744,246	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 1.041% (1-Month USD-LIBOR + 0.900%) due 4/15/35(b)(c)	711,737
8,236,136	Banc of America Funding Trust, Series 2007-1, Class TA2, 0.280% (1-Month USD-LIBOR + 0.130%) due 1/25/37(b)	7,156,122
	BANK:
12,177,299	Series 2017-BNK4, Class XA, 1.564% due 5/15/50(b)(d)	782,697
16,157,984	Series 2018-BN10, Class XA, 0.877% due 2/15/61(b)(d)	708,460
16,073,956	Series 2019-BN16, Class XA, 1.123% due 2/15/52(b)(d)	996,717
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 1.341% (1-Month USD-LIBOR + 1.200%) due 8/15/36(b)(c)	169,526
203,000	Series 2017-DELC, Class D, 1.841% (1-Month USD-LIBOR + 1.700%) due 8/15/36(b)(c)	189,268
408,000	Series 2017-DELC, Class E, 2.641% (1-Month USD-LIBOR + 2.500%) due 8/15/36(b)(c)	375,291
407,000	Series 2017-DELC, Class F, 3.641% (1-Month USD-LIBOR + 3.500%) due 8/15/36(b)(c)	367,595
1,236,000	Series 2018-TALL, Class F, 3.376% (1-Month USD-LIBOR + 3.235%) due 3/15/37(b)(c)	1,061,352
	BBCMS Trust:
103,488	Series 2018-BXH, Class A, 1.141% (1-Month USD-LIBOR + 1.000%) due 10/15/37(b)(c)	98,400
1,083,000	Series 2018-CBM, Class A, 1.141% (1-Month USD-LIBOR + 1.000%) due 7/15/37(b)(c)	1,039,600
3,706,923	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.185% due 2/25/36(b)	3,113,642
	Benchmark Mortgage Trust:
198,791	Series 2018-B4, Class A2, 3.976% due 7/15/51	211,608
600,000	Series 2018-B5, Class A4, 4.208% due 7/15/51	716,479
35,511,161	Series 2018-B7, Class XA, 0.599% due 5/15/53(b)(d)	942,729
750,000	Series 2019-B11, Class A4, 3.281% due 5/15/52	850,628
35,562,840	Series 2019-B9, Class XA, 1.211% due 3/15/52(b)(d)	2,486,671
6,150,390	Series 2020-B18, Class XA, 1.919% due 7/15/53(b)(d)	747,939
9,483,728	Series 2020-B19, Class XA, 1.893% due 9/15/53(b)(d)	1,135,645
300,000	Series 2020-B21, Class A4, 1.704% due 12/15/53(c)	303,089
200,000	Series 2020-B21, Class A5, 1.978% due 12/15/53	206,185
997,000	BHMS, Series 2018-ATLS, Class A, 1.391% (1-Month USD-LIBOR + 1.250%) due 7/15/35(b)(c)	965,429
	BX Commercial Mortgage Trust:
984,000	Series 2018-BIOA, Class D, 1.462% (1-Month USD-LIBOR + 1.321%) due 3/15/37(b)(c)	977,877
445,724	Series 2018-IND, Class A, 0.891% (1-Month USD-LIBOR + 0.750%) due 11/15/35(b)(c)	445,457
	BX Trust:
193,395	Series 2017-SLCT, Class D, 2.191% (1-Month USD-LIBOR + 2.050%) due 7/15/34(b)(c)	190,971
474,300	Series 2017-SLCT, Class E, 3.291% (1-Month USD-LIBOR + 3.150%) due 7/15/34(b)(c)	467,167

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.7% (continued)
$112,516	Series 2018-EXCL, Class A, 1.229% (1-Month USD-LIBOR + 1.088%) due 9/15/37(b)(c)	$104,070
903,000	Series 2018-GW, Class A, 0.941% (1-Month USD-LIBOR + 0.800%) due 5/15/35(b)(c)	876,984
100,000	Series 2018-GW, Class D, 1.911% (1-Month USD-LIBOR + 1.770%) due 5/15/35(b)(c)	94,615
1,600,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(b)(c)	1,473,408
1,145,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 1.211% (1-Month USD-LIBOR + 1.070%) due 12/15/37(b)(c)	1,144,275
	CD Mortgage Trust:
400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	451,373
19,896,308	Series 2017-CD4, Class XA, 1.449% due 5/10/50(b)(d)	1,175,846
15,998,013	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.767% due 6/15/50(b)(d)	1,136,174
6,920,324	CIM Trust, Series 2017-6, Class A1, 3.015% due 6/25/57(b)(c)	6,928,570
	Citigroup Commercial Mortgage Trust:
34,259,071	Series 2015-GC35, Class XA, 0.958% due 11/10/48(b)(d)	994,986
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,376,281
1,180,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	1,315,524
	Citigroup Mortgage Loan Trust:
6,121,630	Series 2018-A, Class A1, 4.000% due 1/25/68(b)(c)	6,149,126
2,628,181	Series 2019-B, Class A1, 3.258% due 4/25/66(b)(c)	2,670,102
	Commercial Mortgage Trust:
237,917,432	Series 2013-CR9, Class XA, 0.138% due 7/10/45(b)(d)	451,091
1,127,000	Series 2016-GCT, Class F, 3.577% due 8/10/29(b)(c)	1,112,997
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(c)	703,472
848,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(b)(c)	826,299
1,246,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(b)(c)	1,198,949
69,653,000	Series 2017-LSTK, Class XACP, 0.000% due 4/5/33(b)(c)(d)	697
25,355,000	Series 2017-LSTK, Class XBCP, 0.000% due 4/5/33(b)(c)(d)	254
4,411,360	Series 2019-RPL2, Class A1, 3.845% due 11/25/58(b)(c)	4,536,271
1,205,000	CSAIL Commercial Mortgage Trust, Series 2018-C14, Class C, 5.054% due 11/15/51(b)	1,307,021
2,318,979	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	1,901,841
1,155,000	CSMC, Series 2020-NET, Class A, 2.257% due 8/15/37(c)	1,191,236
663,260	CSWF, Series 2018-TOP, Class A, 1.141% (1-Month USD-LIBOR + 1.000%) due 8/15/35(b)(c)	648,307
920,714	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 0.944% (1-Month USD-LIBOR + 0.803%) due 5/15/35(b)(c)	920,428
21,195,000	DBJPM 17-C6 Mortgage Trust, Series 2017-C6, Class XB, 0.389% due 6/10/50(b)(d)	403,756
688,132	Exantas Capital Corp., Ltd., Series 2019-RSO7, Class A, 1.144% (1-Month USD-LIBOR + 1.000%) due 4/15/36(b)(c)	679,323
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
2,209,005	Series 4116, Class AP, 1.350% due 8/15/42	2,217,158
7,885,707	Series 4223, Class SB, 5.251% (1-Month USD-LIBOR + 5.431%) due 7/15/43(b)	8,707,703
3,129,554	Series 4610, Class LA, 2.500% due 1/15/41	3,188,319
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,630,129
8,137,199	Series 4653, Class Z, 3.000% due 2/15/47	8,492,893
8,630,193	Series 4655, Class CZ, 3.000% due 2/15/47	9,020,091
4,104,620	Series 4664, Class TC, 3.000% due 6/15/41	4,130,231
20,048,039	Series 4726, Class Z, 3.500% due 10/15/47	22,250,320
6,824,889	Series 4745, Class EC, 3.000% due 12/15/44	7,038,941
8,000,000	Series 4749, Class LV, 3.500% due 4/15/38	8,305,924

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.7% (continued)
$9,238,085	Series 4750, Class PA, 3.000% due 7/15/46	$9,591,288
7,749,093	Series 4892, Class ES, 6.000% (1-Month USD-LIBOR + 6.150%) due 7/25/45(b)(d)	1,911,156
	Federal National Mortgage Association (FNMA), REMICS:
3,195,764	Series 2014-11, Class KZ, 2.500% due 10/25/41	3,287,656
3,130,248	Series 2015-55, Class PD, 2.500% due 3/25/43	3,192,194
7,188,337	Series 2017-107, Class GA, 3.000% due 8/25/45	7,311,954
11,771,223	Series 2017-12, Class TA, 3.000% due 4/25/42	11,886,532
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	8,590,287
7,021,672	Series 2017-32, Class CA, 3.000% due 10/25/42	7,090,962
9,466,306	Series 2018-33, Class C, 3.000% due 5/25/48	9,909,605
4,250,749	Series 2018-38, Class LA, 3.000% due 6/25/48	4,466,511
4,000,000	FMC GMSR Issuer Trust, Series 2019-GT2, Class A, 4.230% due 9/25/24(b)(c)	3,919,938
	Freddie Mac Multifamily Structured Pass-Through Certificates:
1,750,000	Series K020, Class A2, 2.373% due 5/25/22	1,793,107
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,769,659
300,000	Series K078, Class A2, 3.854% due 6/25/28	357,563
2,176,237	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(b)(c)	2,186,739
2,776,396	Government National Mortgage Association (GNMA), Series 2012-32, Class Z, 3.500% due 3/20/42	2,995,769
1,180,000	Grace Trust, Series 2020-GRCE, Class D, 2.680% due 12/10/40(b)(c)	1,125,726
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 2.873% (1-Month USD-LIBOR + 2.732%) due 12/15/36(b)(c)	447,403
500,000	Series 2019-WOLF, Class F, 3.272% (1-Month USD-LIBOR + 3.131%) due 12/15/36(b)(c)	436,134
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class A, 1.041% (1-Month USD-LIBOR + 0.900%) due 7/15/31(b)(c)	386,958
400,000	Series 2018-TWR, Class D, 1.741% (1-Month USD-LIBOR + 1.600%) due 7/15/31(b)(c)	376,151
400,000	Series 2018-TWR, Class E, 2.241% (1-Month USD-LIBOR + 2.100%) due 7/15/31(b)(c)	372,275
400,000	Series 2018-TWR, Class F, 2.941% (1-Month USD-LIBOR + 2.800%) due 7/15/31(b)(c)	364,672
400,000	Series 2018-TWR, Class G, 4.066% (1-Month USD-LIBOR + 3.925%) due 7/15/31(b)(c)	352,791
1,250,000	Series 2019-SOHO, Class E, 2.016% (1-Month USD-LIBOR + 1.875%) due 6/15/36(b)(c)	1,163,444
	GS Mortgage Securities Trust:
10,453,404	Series 2017-GS7, Class XA, 1.269% due 8/10/50(b)(d)	588,533
1,200,000	Series 2018-GS9, Class C, 4.508% due 3/10/51(b)	1,233,424
14,783,517	Series 2020-GC45, Class XA, 0.790% due 2/13/53(b)(d)	728,946
7,329,527	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.300% (1-Month USD-LIBOR + 0.150%) due 1/25/47(b)	6,667,744
1,011,224	HPLY Trust, Series 2019-HIT, Class F, 3.291% (1-Month USD-LIBOR + 3.150%) due 11/15/36(b)(c)	892,187
33,247	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class D, 2.041% (1-Month USD-LIBOR + 1.900%) due 6/15/32(b)(c)	32,080
	JP Morgan Chase Commercial Mortgage Securities Trust:
725,982	Series 2012-C8, Class A3, 2.829% due 10/15/45	746,372
656,143	Series 2018-LAQ, Class A, 1.141% (1-Month USD-LIBOR + 1.000%) due 6/15/32(b)(c)	635,629
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(b)(c)	766,389
1,000,000	Series 2019-MFP, Class D, 1.801% (1-Month USD-LIBOR + 1.660%) due 7/15/36(b)(c)	947,998

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.7% (continued)
$823,000	Series 2020-ACE, Class C, 3.817% due 1/10/37(b)(c)	$710,746
805,000	Series 2020-LOOP, Class E, 3.990% due 12/5/38(b)(c)	724,990
	JP Morgan Mortgage Trust:
3,702,816	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	4,093,904
7,900,270	Series 2006-S4, Class A7, 6.000% due 1/25/37	5,179,274
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.444% due 2/15/48(b)	1,682,779
1,205,000	Series 2015-C28, Class C, 4.290% due 10/15/48(b)	1,127,944
	JPMDB Commercial Mortgage Securities Trust:
1,123,000	Series 2020-COR7, Class B, 3.294% due 5/13/53(b)	1,230,227
9,660,762	Series 2020-COR7, Class XA, 1.785% due 5/13/53(b)(d)	1,067,009
1,322,556	Legacy Mortgage Asset Trust, Series 2019-SL3, Class A, step bond to yield, 3.474% due 11/25/61(c)	1,326,352
5,147,158	Lehman XS Trust, Series 2007-4N, Class 1A3, 0.389% (1-Month USD-LIBOR + 0.240%) due 3/25/47(b)	4,661,266
	Manhattan West:
1,158,000	Series 2020-1MW, Class C, 2.413% due 9/10/39(b)(c)	1,170,456
1,158,000	Series 2020-1MW, Class D, 2.413% due 9/10/39(b)(c)	1,124,287
7,435,915	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	4,524,438
1,107,000	MF1 Ltd., Series 2020-FL3, Class A, 2.191% (1-Month USD-LIBOR + 2.050%) due 7/15/35(b)(c)	1,112,190
	Morgan Stanley Bank of America Merrill Lynch Trust:
421,194	Series 2014-C15, Class A3, 3.773% due 4/15/47	455,038
2,000,000	Series 2014-C17, Class C, 4.637% due 8/15/47(b)	2,044,997
18,030,794	Series 2014-C19, Class XA, 1.150% due 12/15/47(b)(d)	552,757
852,000	Series 2016-C31, Class C, 4.454% due 11/15/49(b)	763,793
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.795% due 9/15/47(b)(c)	1,970,963
16,646,366	Series 2016-UB11, Class XA, 1.686% due 8/15/49(b)(d)	1,021,737
14,130,213	Series 2016-UB12, Class XA, 0.888% due 12/15/49(b)(d)	441,869
1,083,000	Series 2018-SUN, Class A, 1.041% (1-Month USD-LIBOR + 0.900%) due 7/15/35(b)(c)	1,054,569
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,501,038
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	612,991
22,114,890	Series 2019-L3, Class XA, 0.765% due 11/15/52(b)(d)	1,067,512
7,802,155	Series 2020-HR8, Class XA, 1.973% due 7/15/53(b)(d)	1,138,680
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	841,101
3,147,940	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(b)(c)(e)	3,155,344
	MRCD Mortgage Trust:
315,000	Series 2019-PARK, Class F, 2.718% due 12/15/36(c)	300,782
1,877,000	Series 2019-PARK, Class G, 2.718% due 12/15/36(c)	1,732,217
1,122,000	MSCG Trust, Series 2018-SELF, Class A, 1.041% (1-Month USD-LIBOR + 0.900%) due 10/15/37(b)(c)	1,122,022
	New Residential Mortgage Loan Trust:
2,392,870	Series 2020-NPL1, Class A1, step bond to yield, 4.335% due 7/25/60(c)	2,397,199
1,368,570	Series 2020-RPL2, Class A1, 3.578% due 8/25/25(b)(c)	1,369,666
	PMT Credit Risk Transfer Trust:
2,063,398	Series 2019-2R, Class A, 2.897% (1-Month USD-LIBOR + 2.750%) due 5/27/23(b)(c)(e)	1,990,752
1,591,558	Series 2019-3R, Class A, 2.847% (1-Month USD-LIBOR + 2.700%) due 10/27/22(b)(c)	1,537,911
9,028,705	PRPM, Series 2019-GS1, Class A1, 3.500% due 10/25/24(b)(c)	9,078,113
10,144,492	PRPM LLC, Series 2020-3, Class A1, step bond to yield, 2.857% due 9/25/25(c)	10,151,985

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.7% (continued)
	Rali Trust:
$1,853,609	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	$1,759,942
22,308,581	Series 2007-QH5, Class AII, 0.380% (1-Month USD-LIBOR + 0.230%) due 6/25/37(b)	11,261,104
4,825,356	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	4,084,676
3,100,000	Residential Mortgage Loan Trust, Series 2020-1, Class M1, 3.242% due 2/25/24(b)(c)	3,011,114
	Rosslyn Portfolio Trust:
366,007	Series 2017-ROSS, Class A, 1.939% (1-Month USD-LIBOR + 0.950%) due 6/15/33(b)(c)	365,480
366,007	Series 2017-ROSS, Class B, 2.239% (1-Month USD-LIBOR + 1.250%) due 6/15/33(b)(c)	363,934
	Seasoned Credit Risk Transfer Trust:
5,995,450	Series 2019-4, Class MV, 3.000% due 2/25/59	6,506,737
9,451,894	Series 2020-2, Class MT, 2.000% due 11/25/59	9,655,232
10,000,000	Series 2020-3, Class M5TW, 3.000% due 5/25/60	10,709,870
5,649,694	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.707% due 6/15/50(b)(d)	411,099
4,227,077	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.075% due 3/10/46(b)(c)(d)	66,119
6,400,000	Verus Securitization Trust, Series 2019-INV2, Class M1, 3.499% due 7/25/59(b)(c)	6,544,900
	Wells Fargo Commercial Mortgage Trust:
275,000	Series 2015-C31, Class A4, 3.695% due 11/15/48	308,456
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	1,020,631
10,233,246	Series 2017-C38, Class XA, 1.191% due 7/15/50(b)(d)	536,462
1,200,000	Series 2017-C42, Class A4, 3.589% due 12/15/50	1,371,147
1,000,000	Series 2017-RC1, Class A4, 3.631% due 1/15/60	1,135,196
1,000,000	Series 2018-C44, Class A5, 4.212% due 5/15/51	1,171,883
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	868,311
7,674,633	Series 2020-C57, Class XA, 2.236% due 8/15/53(b)(d)	1,186,980
1,424,989	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,442,444
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $411,063,724)	404,130,267
CORPORATE BONDS & NOTES - 18.8%
Basic Materials - 0.7%
100,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 2.050% due 5/15/30	106,718
400,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(c)	441,500
	Arconic Corp.:
210,000	Secured Notes, 6.125% due 2/15/28(c)	227,850
60,000	Senior Secured Notes, 6.000% due 5/15/25(c)	64,650
300,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Company Guaranteed Notes, 4.750% due 6/15/27(c)	316,500
100,000	Barrick North America Finance LLC, Company Guaranteed Notes, 5.750% due 5/1/43	147,693
200,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	257,963
400,000	Braskem Idesa SAPI, Senior Secured Notes, 7.450% due 11/15/29(c)	401,200
700,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(b)(c)	770,700
800,000	CSN Islands XII Corp., Company Guaranteed Notes, 7.000% (f)	760,000
200,000	CSN Resources SA, Company Guaranteed Notes, 7.625% due 4/17/26(c)	215,500
250,000	Dow Chemical Co., Senior Unsecured Notes, 4.625% due 10/1/44	309,478
	DuPont de Nemours Inc., Senior Unsecured Notes:
300,000	2.169% due 5/1/23	304,922
375,000	5.419% due 11/15/48	540,268
150,000	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	165,546
100,000	Ecolab Inc., Senior Unsecured Notes, 4.800% due 3/24/30	127,884
560,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(c)	624,131

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Basic Materials - 0.7% - (continued)
$95,000	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(c)	$101,887
130,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(c)	144,625
90,000	Ingevity Corp., Company Guaranteed Notes, 3.875% due 11/1/28(c)	91,125
	International Paper Co., Senior Unsecured Notes:
100,000	7.300% due 11/15/39	160,721
100,000	4.400% due 8/15/47	130,938
600,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.750% due 9/15/24	659,361
160,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 7.000% due 4/15/25(c)	165,200
100,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	111,709
	LYB International Finance III LLC, Company Guaranteed Notes:
100,000	4.200% due 10/15/49	116,635
100,000	4.200% due 5/1/50	115,909
600,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(c)	665,532
100,000	Mosaic Co., Senior Unsecured Notes, 4.050% due 11/15/27	112,465
250,000	Newmont Corp., Company Guaranteed Notes, 2.800% due 10/1/29	273,880
85,000	Novelis Corp., Company Guaranteed Notes, 4.750% due 1/30/30(c)	90,226
100,000	Nucor Corp., Senior Unsecured Notes, 5.200% due 8/1/43	139,513
150,000	Nutrien Ltd., Senior Unsecured Notes, 6.125% due 1/15/41	215,495
	POSCO, Senior Unsecured Notes:
200,000	2.375% due 11/12/22	205,531
600,000	2.375% due 1/17/23	615,648
300,000	2.750% due 7/15/24	314,619
100,000	PPG Industries Inc., Senior Unsecured Notes, 2.800% due 8/15/29	109,197
200,000	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 5.200% due 11/2/40	290,429
160,000	Schweitzer-Mauduit International Inc., Company Guaranteed Notes, 6.875% due 10/1/26(c)	170,400
100,000	Sherwin-Williams Co., Senior Unsecured Notes, 4.500% due 6/1/47	132,890
200,000	Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 4.375% due 1/28/25	219,702
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	139,179
125,000	6.750% due 4/16/40	185,424
800,000	Syngenta Finance NV, Company Guaranteed Notes, 5.676% due 4/24/48	846,029
100,000	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	120,576
1,100,000	UPL Corp., Ltd., Senior Unsecured Notes, 3.250% due 10/13/21	1,114,544
	Vale Overseas Ltd., Company Guaranteed Notes:
100,000	6.250% due 8/10/26	123,220
125,000	6.875% due 11/21/36	177,225
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(c)	256,500
1,600,000	Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	976,225
100,000	Westlake Chemical Corp., Company Guaranteed Notes, 5.000% due 8/15/46	124,667
255,000	WR Grace & Co.-Conn, Company Guaranteed Notes, 4.875% due 6/15/27(c)	267,112
	Total Basic Materials	15,466,841
Communications - 2.0%
	Alibaba Group Holding Ltd., Senior Unsecured Notes:
200,000	3.600% due 11/28/24	220,575
200,000	4.000% due 12/6/37	239,806
	Alphabet Inc., Senior Unsecured Notes:
200,000	1.900% due 8/15/40	197,846
800,000	2.250% due 8/15/60	792,564
255,000	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(c)	267,750

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - 2.0% - (continued)
	Amazon.com Inc., Senior Unsecured Notes:
$845,000	2.800% due 8/22/24	$914,632
215,000	3.800% due 12/5/24	241,289
250,000	3.150% due 8/22/27	284,075
100,000	4.050% due 8/22/47	133,701
300,000	2.500% due 6/3/50	316,577
100,000	4.250% due 8/22/57	141,951
250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	316,154
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(c)	50,125
	AT&T Inc., Senior Unsecured Notes:
250,000	4.250% due 3/1/27	293,189
100,000	4.300% due 2/15/30	119,396
100,000	2.750% due 6/1/31	106,231
960,000	2.250% due 2/1/32	971,348
100,000	3.500% due 6/1/41	107,694
200,000	3.650% due 6/1/51	211,212
400,000	3.300% due 2/1/52	397,480
613,000	3.500% due 9/15/53(c)	627,797
476,000	3.550% due 9/15/55(c)	487,153
383,000	3.650% due 9/15/59(c)	390,210
100,000	3.850% due 6/1/60	105,736
150,000	Avaya Inc., Senior Secured Notes, 6.125% due 9/15/28(c)	158,250
	Baidu Inc., Senior Unsecured Notes:
200,000	1.720% due 4/9/26	201,776
200,000	4.875% due 11/14/28	240,219
200,000	3.425% due 4/7/30	222,540
50,000	Bell Canada, Company Guaranteed Notes, 4.464% due 4/1/48	65,778
100,000	Booking Holdings Inc., Senior Unsecured Notes, 4.625% due 4/13/30	122,812
100,000	British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	163,190
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
740,000	5.750% due 2/15/26(c)	767,091
265,000	4.750% due 3/1/30(c)	280,635
125,000	4.500% due 8/15/30(c)	131,797
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(c)	115,937
	CenturyLink Inc.:
125,000	Senior Secured Notes, 4.000% due 2/15/27(c)	129,219
135,000	Senior Unsecured Notes, 5.125% due 12/15/26(c)	140,378
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
250,000	4.908% due 7/23/25	289,383
350,000	5.050% due 3/30/29	423,824
1,070,000	2.300% due 2/1/32	1,072,332
250,000	6.484% due 10/23/45	356,459
100,000	4.800% due 3/1/50	119,858
50,000	3.700% due 4/1/51	52,344
175,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(c)	180,910
	Cisco Systems Inc., Senior Unsecured Notes:
150,000	2.200% due 9/20/23	157,162
100,000	3.625% due 3/4/24	110,229
100,000	5.500% due 1/15/40	151,136
91,000	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/24	90,886

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - 2.0% - (continued)
	Comcast Corp., Company Guaranteed Notes:
$250,000	3.000% due 2/1/24	$269,027
250,000	3.300% due 2/1/27	282,214
500,000	4.150% due 10/15/28	601,662
150,000	4.400% due 8/15/35	192,297
400,000	3.400% due 7/15/46	464,159
200,000	3.969% due 11/1/47	251,306
970,000	4.700% due 10/15/48	1,368,108
100,000	3.999% due 11/1/49	127,506
150,000	4.950% due 10/15/58	229,934
	CommScope Inc., Senior Secured Notes:
105,000	5.500% due 3/1/24(c)	107,887
100,000	6.000% due 3/1/26(c)	105,500
85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(c)	84,575
	Corning Inc., Senior Unsecured Notes:
100,000	3.900% due 11/15/49	121,540
50,000	5.450% due 11/15/79	69,484
	CSC Holdings LLC, Senior Unsecured Notes:
295,000	5.750% due 1/15/30(c)	318,302
200,000	4.625% due 12/1/30(c)	204,740
100,000	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 8.750% due 6/15/30	158,841
140,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(c)	108,500
	Digicel Group 0.5 Ltd.:
52,337	Senior Unsecured Notes, 8.000% due 4/1/25(c)(g)	19,430
78,040	Subordinated Notes, 7.000% (c)(f)(g)	15,608
	Discovery Communications LLC, Company Guaranteed Notes:
400,000	3.800% due 3/13/24	435,278
350,000	4.125% due 5/15/29	409,877
100,000	4.650% due 5/15/50	122,719
160,000	DISH DBS Corp., Company Guaranteed Notes, 5.875% due 11/15/24	170,166
100,000	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	115,044
130,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	156,156
	Expedia Group Inc., Company Guaranteed Notes:
1,000,000	3.800% due 2/15/28	1,049,265
65,000	3.250% due 2/15/30	65,877
	Fox Corp., Senior Unsecured Notes:
200,000	4.709% due 1/25/29	241,814
50,000	5.576% due 1/25/49	73,058
	Frontier Communications Corp.:
	Senior Secured Notes:
45,000	5.875% due 10/15/27(c)	47,306
90,000	5.000% due 5/1/28(c)	91,350
	Senior Unsecured Notes:
45,000	8.500% due 4/15/20(h)	20,700
100,000	7.125% due 1/15/23(h)	46,000
60,000	Secured Notes, 6.750% due 5/1/29(c)	62,100
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(c)	141,947
400,000	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 1/22/30(c)	416,204
185,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., Senior Secured Notes, 9.875% due 5/1/24(c)	196,794
190,000	Gray Television Inc., Company Guaranteed Notes, 7.000% due 5/15/27(c)	209,475
80,000	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(c)	83,800

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - 2.0% - (continued)
$250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	$284,850
120,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(c)	43,368
	iHeartCommunications Inc.:
25,000	Company Guaranteed Notes, 8.375% due 5/1/27	26,562
105,000	Senior Secured Notes, 5.250% due 8/15/27(c)	107,625
	Intelsat Jackson Holdings SA, Company Guaranteed Notes:
110,000	5.500% due 8/1/23(h)	73,975
190,000	8.500% due 10/15/24(c)(h)	133,969
100,000	Interpublic Group of Cos., Inc., Senior Unsecured Notes, 4.750% due 3/30/30	122,396
800,000	JD.com Inc., Senior Unsecured Notes, 3.375% due 1/14/30	871,954
	Level 3 Financing Inc., Company Guaranteed Notes:
160,000	4.625% due 9/15/27(c)	166,896
120,000	4.250% due 7/1/28(c)	123,900
65,000	LogMeIn Inc., Senior Secured Notes, 5.500% due 9/1/27(c)	67,437
	Match Group Holdings II LLC, Senior Unsecured Notes:
255,000	5.000% due 12/15/27(c)	269,662
65,000	4.625% due 6/1/28(c)	68,250
200,000	Motorola Solutions Inc., Senior Unsecured Notes, 4.600% due 5/23/29	237,921
	Netflix Inc., Senior Unsecured Notes:
140,000	5.875% due 2/15/25	159,775
75,000	5.375% due 11/15/29(c)	89,554
200,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.277%) (b)(c)(f)	209,440
110,000	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 7/15/27(c)	117,287
690,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	733,132
100,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	113,398
800,000	Ooredoo International Finance Ltd., Company Guaranteed Notes, 3.250% due 2/21/23	835,936
250,000	Orange SA, Senior Unsecured Notes, 9.000% due 3/1/31	412,342
	Radiate Holdco LLC/Radiate Finance Inc.:
110,000	Senior Secured Notes, 4.500% due 9/15/26(c)	114,400
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(c)	42,496
150,000	Rogers Communications Inc., Company Guaranteed Notes, 5.000% due 3/15/44	203,655
125,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(c)	125,937
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	617,394
	Sirius XM Radio Inc., Company Guaranteed Notes:
145,000	5.375% due 7/15/26(c)	150,800
110,000	5.500% due 7/1/29(c)	120,450
190,000	4.125% due 7/1/30(c)	199,072
415,000	Sprint Capital Corp., Company Guaranteed Notes, 6.875% due 11/15/28	538,961
395,000	Sprint Corp., Company Guaranteed Notes, 7.125% due 6/15/24	459,681
80,000	Switch Ltd., Company Guaranteed Notes, 3.750% due 9/15/28(c)	81,167
100,000	TD Ameritrade Holding Corp., Senior Unsecured Notes, 2.750% due 10/1/29	110,024
200,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	210,300
	Telefonica Emisiones SA, Company Guaranteed Notes:
200,000	4.103% due 3/8/27	229,868
200,000	5.213% due 3/8/47	255,605
	Telesat Canada/Telesat LLC:
130,000	Company Guaranteed Notes, 6.500% due 10/15/27(c)	133,900
130,000	Senior Secured Notes, 4.875% due 6/1/27(c)	132,275
100,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	113,642
900,000	Tencent Holdings Ltd., Senior Unsecured Notes, 2.390% due 6/3/30(c)	921,606
55,000	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(c)	59,400

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - 2.0% - (continued)
	Time Warner Cable LLC, Senior Secured Notes:
$150,000	7.300% due 7/1/38	$220,049
150,000	4.500% due 9/15/42	172,831
	T-Mobile USA Inc., Senior Secured Notes:
200,000	3.500% due 4/15/25(c)	221,176
200,000	3.750% due 4/15/27(c)	226,420
1,370,000	3.875% due 4/15/30(c)	1,571,239
200,000	2.550% due 2/15/31(c)	208,790
50,000	4.375% due 4/15/40(c)	61,065
100,000	4.500% due 4/15/50(c)	124,955
100,000	3.600% due 11/15/60(c)	106,619
	TWDC Enterprises 18 Corp., Company Guaranteed Notes:
150,000	2.450% due 3/4/22	153,896
125,000	3.150% due 9/17/25	138,798
	Uber Technologies Inc., Company Guaranteed Notes:
130,000	8.000% due 11/1/26(c)	140,075
70,000	7.500% due 9/15/27(c)	76,388
135,000	Univision Communications Inc., Senior Secured Notes, 6.625% due 6/1/27(c)	144,113
	Verizon Communications Inc., Senior Unsecured Notes:
400,000	5.150% due 9/15/23	451,799
493,000	4.329% due 9/21/28	598,067
300,000	4.016% due 12/3/29	356,795
1,335,000	1.750% due 1/20/31	1,342,226
100,000	4.522% due 9/15/48	132,860
35,000	5.012% due 4/15/49	49,556
685,635	2.987% due 10/30/56(c)	725,194
	ViacomCBS Inc., Senior Unsecured Notes:
100,000	4.950% due 1/15/31	124,054
100,000	5.900% due 10/15/40	131,791
100,000	5.850% due 9/1/43	137,535
50,000	4.950% due 5/19/50	63,758
165,000	ViaSat Inc., Senior Unsecured Notes, 6.500% due 7/15/28(c)	173,663
200,000	Virgin Media Finance PLC, Senior Unsecured Notes, 5.000% due 7/15/30(c)	209,300
	Vodafone Group PLC, Senior Unsecured Notes:
350,000	4.375% due 5/30/28	420,300
250,000	4.375% due 2/19/43	309,613
100,000	5.250% due 5/30/48	136,048
	Walt Disney Co., Company Guaranteed Notes:
250,000	3.375% due 11/15/26	282,876
100,000	2.000% due 9/1/29	103,669
150,000	4.750% due 11/15/46	202,507
50,000	2.750% due 9/1/49	51,523
150,000	4.700% due 3/23/50	209,195
100,000	3.600% due 1/13/51	118,377
100,000	3.800% due 5/13/60	123,735
	Zayo Group Holdings Inc.:
160,000	Senior Secured Notes, 4.000% due 3/1/27(c)	159,182
65,000	Senior Unsecured Notes, 6.125% due 3/1/28(c)	68,738
	Total Communications	43,273,223
Consumer Cyclical - 1.4%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(c)	144,200
130,000	Allison Transmission Inc., Company Guaranteed Notes, 3.750% due 1/30/31(c)	130,975
96,523	American Airlines 2019-1 Class AA Pass-Through Trust, Pass-Thru Certificates, 3.150% due 2/15/32	91,601
115,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.250% due 3/15/26	117,875

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - 1.4% - (continued)
	American Honda Finance Corp., Senior Unsecured Notes:
$225,000	2.050% due 1/10/23	$232,660
150,000	2.900% due 2/16/24	160,699
170,000	Aramark Services Inc., Company Guaranteed Notes, 6.375% due 5/1/25(c)	181,050
	Asbury Automotive Group Inc., Company Guaranteed Notes:
38,000	4.500% due 3/1/28	39,282
38,000	4.750% due 3/1/30	39,995
250,000	AutoZone Inc., Senior Unsecured Notes, 3.125% due 4/18/24	269,282
265,000	Bally's Corp., Company Guaranteed Notes, 6.750% due 6/1/27(c)	276,925
215,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(c)	217,902
215,000	Boyd Gaming Corp., Company Guaranteed Notes, 4.750% due 12/1/27	218,483
370,000	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(c)	390,222
165,000	Caesars Entertainment Inc., Senior Secured Notes, 6.250% due 7/1/25(c)	175,971
200,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(c)	200,000
65,000	Carnival Corp., Senior Secured Notes, 11.500% due 4/1/23(c)	74,019
65,000	Carvana Co., Company Guaranteed Notes, 5.625% due 10/1/25(c)	65,325
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	287,000
115,000	Century Communities Inc., Company Guaranteed Notes, 6.750% due 6/1/27	123,337
500,000	CK Hutchison International 20 Ltd., Company Guaranteed Notes, 2.500% due 5/8/30(c)	525,044
	Clarios Global LP/Clarios US Finance Co.:
80,000	Company Guaranteed Notes, 8.500% due 5/15/27(c)	86,100
150,000	Senior Secured Notes, 6.250% due 5/15/26(c)	159,375
140,000	Constellation Merger Sub Inc., Senior Unsecured Notes, 8.500% due 9/15/25(c)	122,150
300,000	Costco Wholesale Corp., Senior Unsecured Notes, 2.300% due 5/18/22	308,405
235,000	Dana Financing Luxembourg SARL, Company Guaranteed Notes, 5.750% due 4/15/25(c)	244,988
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	47,869
110,000	5.625% due 6/15/28	118,715
60,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(c)	61,650
50,000	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(c)	57,112
85,000	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(c)	91,501
775,000	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	891,062
720,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	812,381
215,000	eG Global Finance PLC, Senior Secured Notes, 8.500% due 10/30/25(c)	231,652
200,000	Falabella SA, Senior Unsecured Notes, 3.750% due 4/30/23	208,729
	Ford Motor Co., Senior Unsecured Notes:
70,000	9.000% due 4/22/25	85,066
170,000	7.450% due 7/16/31	213,350
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000	3.375% due 11/13/25	200,690
400,000	4.389% due 1/8/26	416,000
	General Motors Co., Senior Unsecured Notes:
200,000	6.125% due 10/1/25	240,868
75,000	6.250% due 10/2/43	101,292
100,000	5.400% due 4/1/48	126,128
50,000	5.950% due 4/1/49	67,461
	General Motors Financial Co., Inc.:
	Company Guaranteed Notes:
500,000	3.450% due 1/14/22	513,725
860,000	1.224% (3-Month USD-LIBOR + 0.990%) due 1/5/23(b)	856,426
415,000	3.950% due 4/13/24	450,647
100,000	4.350% due 1/17/27	113,631

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - 1.4% - (continued)
	Senior Unsecured Notes:
$250,000	5.100% due 1/17/24	$279,421
150,000	5.650% due 1/17/29	185,190
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(c)	108,675
	Golden Nugget Inc.:
50,000	Company Guaranteed Notes, 8.750% due 10/1/25(c)	50,375
280,000	Senior Unsecured Notes, 6.750% due 10/15/24(c)	273,700
50,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(c)	51,164
100,000	Hasbro Inc., Senior Unsecured Notes, 3.900% due 11/19/29	111,853
	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
10,000	5.375% due 5/1/25(c)	10,588
10,000	5.750% due 5/1/28(c)	10,763
	Home Depot Inc., Senior Unsecured Notes:
250,000	2.625% due 6/1/22	258,389
100,000	2.500% due 4/15/27	109,250
200,000	2.950% due 6/15/29	226,323
100,000	2.700% due 4/15/30	110,852
100,000	3.300% due 4/15/40	118,220
700,000	3.900% due 6/15/47	896,961
100,000	3.350% due 4/15/50	118,873
250,000	3.500% due 9/15/56	306,898
830,000	Hyundai Capital America, Senior Unsecured Notes, 3.000% due 2/10/27(c)	876,713
210,000	IAA Inc., Senior Unsecured Notes, 5.500% due 6/15/27(c)	221,550
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(c)	164,300
	IRB Holding Corp.:
230,000	Company Guaranteed Notes, 6.750% due 2/15/26(c)	238,050
100,000	Senior Secured Notes, 7.000% due 6/15/25(c)	109,258
255,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(c)	262,892
100,000	Kohl's Corp., Senior Unsecured Notes, 9.500% due 5/15/25	125,569
150,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	157,666
	Latam Finance Ltd., Company Guaranteed Notes:
400,000	6.875% due 4/11/24(e)(h)	174,408
600,000	7.000% due 3/1/26(c)(h)	260,700
165,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 6.375% due 2/1/24(c)	169,556
	Live Nation Entertainment Inc.:
310,000	Company Guaranteed Notes, 5.625% due 3/15/26(c)	313,488
75,000	Senior Secured Notes, 6.500% due 5/15/27(c)	83,063
	Lowe's Cos., Inc., Senior Unsecured Notes:
250,000	2.500% due 4/15/26	271,083
250,000	3.700% due 4/15/46	294,388
205,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(c)	195,263
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	136,825
250,000	Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	264,360
210,000	Marriott Ownership Resorts Inc./ILG LLC, Company Guaranteed Notes, 6.500% due 9/15/26	220,500
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(c)	147,603
	McDonald's Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	285,293
100,000	3.500% due 7/1/27	114,362
200,000	2.125% due 3/1/30	210,269
100,000	3.600% due 7/1/30	117,284
75,000	4.875% due 12/9/45	102,437
150,000	4.450% due 3/1/47	194,869

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - 1.4% - (continued)
	MGM Resorts International, Company Guaranteed Notes:
$165,000	6.750% due 5/1/25	$177,272
76,000	5.750% due 6/15/25	82,175
160,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(c)	173,500
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	127,500
220,000	NCL Corp., Ltd., Senior Unsecured Notes, 3.625% due 12/15/24(c)	196,515
65,000	Newell Brands Inc., Senior Unsecured Notes, 4.875% due 6/1/25	71,825
	NIKE Inc., Senior Unsecured Notes:
200,000	2.850% due 3/27/30	226,444
100,000	3.375% due 3/27/50	120,668
230,000	Penn National Gaming Inc., Senior Unsecured Notes, 5.625% due 1/15/27(c)	239,200
200,000	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(c)	212,750
	PetSmart Inc.:
140,000	Company Guaranteed Notes, 7.125% due 3/15/23(c)	138,243
106,000	Senior Secured Notes, 5.875% due 6/1/25(c)	107,219
220,000	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(c)	228,800
200,000	Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	228,602
	Scientific Games International Inc.:
80,000	Company Guaranteed Notes, 8.250% due 3/15/26(c)	85,808
200,000	Senior Secured Notes, 5.000% due 10/15/25(c)	205,750
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	165,463
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(c)	278,947
95,000	Six Flags Theme Parks Inc., Senior Secured Notes, 7.000% due 7/1/25(c)	102,987
100,000	Southwest Airlines Co., Senior Unsecured Notes, 2.625% due 2/10/30	98,928
	Staples Inc.:
130,000	Senior Secured Notes, 7.500% due 4/15/26(c)	130,975
55,000	Senior Unsecured Notes, 10.750% due 4/15/27(c)	51,700
	Starbucks Corp., Senior Unsecured Notes:
250,000	3.100% due 3/1/23	264,617
150,000	3.550% due 8/15/29	174,892
75,000	4.450% due 8/15/49	97,357
100,000	3.500% due 11/15/50	114,536
235,000	Stars Group Holdings BV/Stars Group US Co.-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(c)	248,513
225,000	Superior Plus LP/Superior General Partner Inc., Senior Unsecured Notes, 7.000% due 7/15/26(c)	241,313
	Target Corp., Senior Unsecured Notes:
100,000	2.900% due 1/15/22	103,032
125,000	3.500% due 7/1/24	138,696
200,000	3.375% due 4/15/29	234,386
100,000	3.900% due 11/15/47	133,643
320,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.500% due 6/15/26	333,328
100,000	TJX Cos., Inc., Senior Unsecured Notes, 4.500% due 4/15/50	142,927
750,000	Toyota Motor Corp., Senior Unsecured Notes, 3.419% due 7/20/23	807,914
300,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.150% due 8/13/27	299,650
155,000	TRI Pointe Group Inc., Company Guaranteed Notes, 5.700% due 6/15/28	176,159
98,523	United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Thru Certificates, 2.700% due 5/1/32	92,920
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(c)	341,100
50,000	Senior Secured Notes, 13.000% due 5/15/25(c)	58,750

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - 1.4% - (continued)
	Walgreens Boots Alliance Inc., Senior Unsecured Notes:
$150,000	3.450% due 6/1/26	$166,271
75,000	4.800% due 11/18/44	86,136
75,000	4.100% due 4/15/50	79,930
	Walmart Inc., Senior Unsecured Notes:
250,000	2.550% due 4/11/23	261,705
250,000	3.300% due 4/22/24	272,014
200,000	3.250% due 7/8/29	233,150
250,000	4.300% due 4/22/44	338,263
150,000	4.050% due 6/29/48	206,397
100,000	Whirlpool Corp., Senior Unsecured Notes, 4.600% due 5/15/50	132,465
245,000	William Carter Co., Company Guaranteed Notes, 5.625% due 3/15/27(c)	258,169
115,000	Wolverine Escrow LLC, Senior Secured Notes, 9.000% due 11/15/26(c)	96,600
100,000	WW Grainger Inc., Senior Unsecured Notes, 4.200% due 5/15/47	125,869
140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(c)	143,185
	Yum! Brands Inc., Senior Unsecured Notes:
65,000	7.750% due 4/1/25(c)	71,988
130,000	4.750% due 1/15/30(c)	140,537
130,000	3.625% due 3/15/31	129,675
	Total Consumer Cyclical	29,925,422
Consumer Non-cyclical - 3.0%
	Abbott Laboratories, Senior Unsecured Notes:
140,000	3.750% due 11/30/26	163,364
200,000	4.900% due 11/30/46	298,008
	AbbVie Inc., Senior Unsecured Notes:
100,000	3.250% due 10/1/22	104,401
350,000	2.850% due 5/14/23	367,829
300,000	3.750% due 11/14/23	328,065
450,000	3.850% due 6/15/24	495,382
405,000	3.800% due 3/15/25	452,469
250,000	3.200% due 11/21/29	283,455
100,000	4.550% due 3/15/35	127,315
84,000	4.750% due 3/15/45	109,804
475,000	4.450% due 5/14/46	598,701
200,000	4.250% due 11/21/49	252,768
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.950% due 1/19/22	204,562
100,000	Aetna Inc., Senior Unsecured Notes, 3.875% due 8/15/47	119,207
120,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(c)	100,200
	Albertsons Cos., Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
135,000	4.625% due 1/15/27(c)	142,309
140,000	3.500% due 3/15/29(c)	139,650
125,000	4.875% due 2/15/30(c)	136,712
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(c)	139,750
255,000	Senior Unsecured Notes, 9.750% due 7/15/27(c)	282,800
	Altria Group Inc., Company Guaranteed Notes:
75,000	4.000% due 1/31/24	82,368
250,000	4.800% due 2/14/29	299,275
150,000	5.375% due 1/31/44	194,827
250,000	3.875% due 9/16/46	269,095
100,000	AmerisourceBergen Corp., Senior Unsecured Notes, 2.800% due 5/15/30	108,434

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	Amgen Inc., Senior Unsecured Notes:
$300,000	2.650% due 5/11/22	$309,292
150,000	2.600% due 8/19/26	162,712
700,000	2.450% due 2/21/30	750,832
150,000	4.950% due 10/1/41	203,777
100,000	4.400% due 5/1/45	127,292
100,000	4.563% due 6/15/48	131,596
100,000	4.663% due 6/15/51	135,017
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
63,000	3.650% due 2/1/26	71,177
450,000	4.700% due 2/1/36	574,855
150,000	4.900% due 2/1/46	195,621
134,000	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	141,477
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	4.000% due 4/13/28	234,353
250,000	4.950% due 1/15/42	325,398
200,000	3.750% due 7/15/42	228,650
250,000	4.600% due 4/15/48	318,363
645,000	5.550% due 1/23/49	925,865
100,000	4.500% due 6/1/50	125,232
	Anthem Inc., Senior Unsecured Notes:
1,185,000	3.300% due 1/15/23	1,255,004
35,000	2.375% due 1/15/25	37,195
200,000	3.650% due 12/1/27	229,703
100,000	4.650% due 1/15/43	132,128
150,000	4.375% due 12/1/47	196,927
	Archer-Daniels-Midland Co., Senior Unsecured Notes:
100,000	3.250% due 3/27/30	116,147
100,000	3.750% due 9/15/47	126,744
110,000	ASGN Inc., Company Guaranteed Notes, 4.625% due 5/15/28(c)	114,400
	AstraZeneca PLC, Senior Unsecured Notes:
350,000	3.375% due 11/16/25	392,953
200,000	1.375% due 8/6/30	197,440
100,000	4.375% due 11/16/45	134,023
265,000	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(c)	278,912
	B&G Foods Inc., Company Guaranteed Notes:
105,000	5.250% due 4/1/25	108,928
85,000	5.250% due 9/15/27	88,878
52,000	Banner Health, Unsecured Notes, 3.181% due 1/1/50	56,047
	BAT Capital Corp., Company Guaranteed Notes:
100,000	3.222% due 8/15/24	108,195
200,000	3.557% due 8/15/27	222,218
1,655,000	2.726% due 3/25/31	1,701,604
100,000	4.390% due 8/15/37	112,676
100,000	3.984% due 9/25/50	104,795
	Bausch Health Cos., Inc.:
	Company Guaranteed Notes:
235,000	7.000% due 1/15/28(c)	253,064
120,000	6.250% due 2/15/29(c)	127,200
135,000	5.250% due 1/30/30(c)	138,012
65,000	Senior Secured Notes, 7.000% due 3/15/24(c)	67,031

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	Becton Dickinson & Co., Senior Unsecured Notes:
$1,280,000	2.894% due 6/6/22	$1,323,883
200,000	3.363% due 6/6/24	216,294
163,000	3.700% due 6/6/27	187,082
100,000	4.685% due 12/15/44	129,721
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	134,971
	Boston Scientific Corp., Senior Unsecured Notes:
150,000	4.000% due 3/1/29	176,159
100,000	4.700% due 3/1/49	136,198
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
100,000	2.750% due 2/15/23	104,893
500,000	3.875% due 8/15/25	568,816
250,000	3.250% due 2/27/27	284,244
400,000	3.400% due 7/26/29	466,836
100,000	5.000% due 8/15/45	145,164
1,180,000	4.350% due 11/15/47	1,606,251
150,000	4.250% due 10/26/49	203,017
150,000	2.550% due 11/13/50	154,687
250,000	Campbell Soup Co., Senior Unsecured Notes, 3.950% due 3/15/25	281,544
100,000	Cardinal Health Inc., Senior Unsecured Notes, 4.368% due 6/15/47	117,148
230,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 5.000% due 7/15/27(c)	242,075
	Centene Corp., Senior Unsecured Notes:
285,000	5.375% due 8/15/26(c)	301,031
160,000	4.250% due 12/15/27	170,298
80,000	3.000% due 10/15/30	84,212
130,000	Charles River Laboratories International Inc., Company Guaranteed Notes, 4.250% due 5/1/28(c)	136,987
100,000	Children's Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	123,054
	Cigna Corp., Company Guaranteed Notes:
660,000	1.127% (3-Month USD-LIBOR + 0.890%) due 7/15/23(b)	667,570
100,000	4.800% due 8/15/38	130,329
150,000	4.800% due 7/15/46	199,708
675,000	4.900% due 12/15/48	929,983
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	309,755
	Coca-Cola Co., Senior Unsecured Notes:
200,000	3.200% due 11/1/23	217,637
100,000	1.750% due 9/6/24	104,703
100,000	2.125% due 9/6/29	107,064
150,000	2.600% due 6/1/50	158,932
	CommonSpirit Health, Senior Secured Notes:
46,000	2.782% due 10/1/30	47,460
36,000	3.817% due 10/1/49	39,752
13,000	4.187% due 10/1/49	14,382
250,000	Conagra Brands Inc., Senior Unsecured Notes, 4.850% due 11/1/28	310,785
	Constellation Brands Inc.:
	Company Guaranteed Notes:
350,000	2.700% due 5/9/22	360,589
580,000	3.150% due 8/1/29	643,607
50,000	5.250% due 11/15/48	70,968
	Senior Unsecured Notes:
160,000	2.875% due 5/1/30	175,286
100,000	3.750% due 5/1/50	117,300

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	CVS Health Corp., Senior Unsecured Notes:
$100,000	3.500% due 7/20/22	$104,523
752,000	3.700% due 3/9/23	804,467
37,000	4.100% due 3/25/25	41,902
300,000	3.875% due 7/20/25	338,730
350,000	2.875% due 6/1/26	382,724
250,000	4.300% due 3/25/28	294,018
100,000	3.750% due 4/1/30	115,639
250,000	4.780% due 3/25/38	316,860
100,000	5.125% due 7/20/45	134,185
300,000	5.050% due 3/25/48	405,317
85,000	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(c)	89,356
	DH Europe Finance II SARL, Company Guaranteed Notes:
25,000	2.600% due 11/15/29	27,548
50,000	3.250% due 11/15/39	57,636
210,000	Diageo Capital PLC, Company Guaranteed Notes, 2.375% due 10/24/29	226,330
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	173,129
	Eli Lilly & Co., Senior Unsecured Notes:
200,000	3.375% due 3/15/29	232,533
125,000	3.950% due 3/15/49	164,659
60,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(c)	60,675
418,813	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	424,053
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	68,019
20,000	4.750% due 2/1/30	21,282
165,000	4.625% due 4/1/31	175,964
85,000	Envision Healthcare Corp., Company Guaranteed Notes, 8.750% due 10/15/26(c)	50,395
100,000	Estee Lauder Cos., Inc., Senior Unsecured Notes, 4.150% due 3/15/47	132,052
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(c)	220,550
200,000	Senior Unsecured Notes, 8.750% due 5/15/25(c)	204,500
100,000	General Mills Inc., Senior Unsecured Notes, 4.700% due 4/17/48	139,825
	Gilead Sciences Inc., Senior Unsecured Notes:
275,000	2.950% due 3/1/27	303,897
300,000	1.650% due 10/1/30	298,652
250,000	4.150% due 3/1/47	307,192
	GlaxoSmithKline Capital Inc., Company Guaranteed Notes:
500,000	3.625% due 5/15/25	564,145
50,000	4.200% due 3/18/43	64,663
300,000	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 3.375% due 6/1/29	347,169
	Global Payments Inc., Senior Unsecured Notes:
125,000	4.800% due 4/1/26	147,868
100,000	4.150% due 8/15/49	124,609
	HCA Inc.:
	Company Guaranteed Notes:
340,000	5.375% due 9/1/26	386,325
215,000	3.500% due 9/1/30	222,377
	Senior Secured Notes:
625,000	4.125% due 6/15/29	721,822
100,000	5.250% due 6/15/49	131,785
100,000	Hershey Co., Senior Unsecured Notes, 2.450% due 11/15/29	110,317
160,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(c)	164,312
105,000	Hill-Rom Holdings Inc., Company Guaranteed Notes, 4.375% due 9/15/27(c)	109,462
200,000	Horizon Therapeutics USA Inc., Company Guaranteed Notes, 5.500% due 8/1/27(c)	211,250

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
$100,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	$135,707
70,000	Jaguar Holding Co. II/PPD Development LP, Company Guaranteed Notes, 5.000% due 6/15/28(c)	74,771
	JBS USA LUX SA/JBS USA Finance Inc., Company Guaranteed Notes:
30,000	5.750% due 6/15/25(c)	30,938
175,000	6.750% due 2/15/28(c)	194,688
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
125,000	Company Guaranteed Notes, 6.500% due 4/15/29(c)	143,126
90,000	Senior Unsecured Notes, 5.500% due 1/15/30(c)	101,169
100,000	JM Smucker Co., Senior Unsecured Notes, 3.550% due 3/15/50	114,008
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	256,004
150,000	2.950% due 3/3/27	168,306
250,000	3.625% due 3/3/37	307,628
100,000	3.700% due 3/1/46	128,275
100,000	2.450% due 9/1/60	104,792
81,000	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.266% due 11/1/49	91,507
50,000	Kellogg Co., Senior Unsecured Notes, 4.500% due 4/1/46	64,757
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
250,000	4.597% due 5/25/28	302,419
100,000	5.085% due 5/25/48	140,451
	Kimberly-Clark Corp., Senior Unsecured Notes:
100,000	3.200% due 7/30/46	118,492
50,000	2.875% due 2/7/50	57,213
	Kraft Heinz Foods Co., Company Guaranteed Notes:
150,000	5.000% due 7/15/35	176,703
420,000	5.200% due 7/15/45	495,111
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	255,528
175,000	Kronos Acquisition Holdings Inc., Company Guaranteed Notes, 9.000% due 8/15/23(c)	178,500
1,740,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	1,925,113
145,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(c)	145,725
105,000	LifePoint Health Inc., Senior Unsecured Notes, 5.375% due 1/15/29(c)(i)	105,919
100,000	McKesson Corp., Senior Unsecured Notes, 4.883% due 3/15/44	123,634
250,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	282,563
75,000	Medtronic Inc., Company Guaranteed Notes, 4.625% due 3/15/45	106,610
21,000	Memorial Sloan-Kettering Cancer Center, Unsecured Notes, 2.955% due 1/1/50	22,566
	Merck & Co., Inc., Senior Unsecured Notes:
300,000	2.900% due 3/7/24	322,800
300,000	1.450% due 6/24/30	304,549
250,000	3.700% due 2/10/45	314,489
150,000	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	173,113
200,000	Mondelez International Inc., Senior Unsecured Notes, 2.750% due 4/13/30	218,987
100,000	Moody's Corp., Senior Unsecured Notes, 2.550% due 8/18/60	94,802
240,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(c)	235,200
10,000	Northwell Healthcare Inc., Secured Notes, 4.260% due 11/1/47	11,575
	Novartis Capital Corp., Company Guaranteed Notes:
250,000	2.400% due 5/17/22	257,533
150,000	3.100% due 5/17/27	168,422
200,000	2.200% due 8/14/30	216,028
50,000	4.400% due 5/6/44	69,225
50,000	2.750% due 8/14/50	54,782
	Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, Senior Unsecured Notes:
25,000	7.375% due 6/1/25(c)	26,750
215,000	7.250% due 2/1/28(c)	228,978

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	PayPal Holdings Inc., Senior Unsecured Notes:
$35,000	2.400% due 10/1/24	$37,215
70,000	2.850% due 10/1/29	77,825
200,000	2.300% due 6/1/30	214,062
	PepsiCo Inc., Senior Unsecured Notes:
500,000	2.750% due 3/5/22	515,737
100,000	2.250% due 3/19/25	106,855
150,000	2.375% due 10/6/26	163,558
100,000	2.750% due 3/19/30	112,096
250,000	3.450% due 10/6/46	303,569
200,000	3.625% due 3/19/50	252,841
	Pfizer Inc., Senior Unsecured Notes:
500,000	2.800% due 3/11/22	515,936
250,000	4.000% due 12/15/36	318,927
150,000	4.125% due 12/15/46	197,737
100,000	4.000% due 3/15/49	130,951
100,000	2.700% due 5/28/50	106,715
	Philip Morris International Inc., Senior Unsecured Notes:
500,000	2.625% due 2/18/22	513,039
250,000	3.375% due 8/15/29	286,120
200,000	2.100% due 5/1/30	206,705
100,000	4.125% due 3/4/43	122,500
165,000	Pilgrim's Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(c)	177,375
	Post Holdings Inc., Company Guaranteed Notes:
45,000	5.500% due 12/15/29(c)	48,825
190,000	4.625% due 4/15/30(c)	198,360
	Prime Security Services Borrower LLC/Prime Finance Inc.:
115,000	Secured Notes, 6.250% due 1/15/28(c)	120,886
85,000	Senior Secured Notes, 3.375% due 8/31/27(c)	83,938
	Procter & Gamble Co., Senior Unsecured Notes:
300,000	2.150% due 8/11/22	309,683
200,000	3.000% due 3/25/30	231,471
95,000	Providence Service Corp., Senior Unsecured Notes, 5.875% due 11/15/25(c)	100,830
8,000	Providence St Joseph Health Obligated Group, Unsecured Notes, 3.930% due 10/1/48	9,581
400,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.125% due 9/5/29	417,823
160,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(c)	174,400
165,000	Refinitiv US Holdings Inc., Company Guaranteed Notes, 8.250% due 11/15/26(c)	179,850
250,000	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	319,423
	Royalty Pharma PLC, Company Guaranteed Notes:
300,000	2.200% due 9/2/30(c)	303,274
845,000	3.300% due 9/2/40(c)	882,837
75,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(c)	87,713
220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(c)	230,450
305,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(c)	325,588
125,000	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.875% due 9/23/23	132,666
650,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(c)	720,477
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(c)	140,400
7,000	Stanford Health Care, Unsecured Notes, 3.795% due 11/15/48	8,747
	Stryker Corp., Senior Unsecured Notes:
350,000	3.375% due 11/1/25	390,577
100,000	2.900% due 6/15/50	106,404

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 3.0% - (continued)
	Sysco Corp., Company Guaranteed Notes:
$350,000	3.550% due 3/15/25	$384,823
360,000	3.250% due 7/15/27	397,517
425,000	3.300% due 2/15/50	448,273
100,000	6.600% due 4/1/50	155,074
	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes:
250,000	5.000% due 11/26/28	310,948
200,000	3.175% due 7/9/50	213,750
	Tenet Healthcare Corp.:
	Senior Secured Notes:
190,000	4.875% due 1/1/26(c)	195,700
80,000	5.125% due 11/1/27(c)	83,400
255,000	Company Guaranteed Notes, 6.125% due 10/1/28(c)	258,506
200,000	Secured Notes, 6.250% due 2/1/27(c)	209,500
150,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.100% due 8/15/47	199,927
150,000	Tyson Foods Inc., Senior Unsecured Notes, 4.550% due 6/2/47	199,585
500,000	Unilever Capital Corp., Company Guaranteed Notes, 3.125% due 3/22/23	530,963
135,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(c)	140,063
	United Rentals North America Inc., Company Guaranteed Notes:
15,000	5.250% due 1/15/30	16,763
150,000	4.000% due 7/15/30	158,438
25,000	3.875% due 2/15/31	26,125
	UnitedHealth Group Inc., Senior Unsecured Notes:
100,000	1.250% due 1/15/26	102,834
350,000	3.850% due 6/15/28	416,627
200,000	2.000% due 5/15/30	212,555
100,000	4.750% due 7/15/45	142,994
250,000	4.250% due 4/15/47	333,765
150,000	3.700% due 8/15/49	189,623
15,000	US Foods Inc., Senior Secured Notes, 6.250% due 4/15/25(c)	15,953
125,000	Utah Acquisition Sub Inc., Company Guaranteed Notes, 5.250% due 6/15/46	165,557
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	132,557
253,000	Verscend Escrow Corp., Senior Unsecured Notes, 9.750% due 8/15/26(c)	274,821
	Viatris Inc., Company Guaranteed Notes:
230,000	1.650% due 6/22/25(c)	236,879
100,000	4.000% due 6/22/50(c)	113,921
145,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(c)	154,606
245,000	West Street Merger Sub Inc., Senior Unsecured Notes, 6.375% due 9/1/25(c)	251,431
17,000	Yale University, Unsecured Notes, 2.402% due 4/15/50	17,342
100,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.550% due 3/20/30	113,475
100,000	Zoetis Inc., Senior Unsecured Notes, 3.950% due 9/12/47	127,222
	Total Consumer Non-cyclical	64,450,513
Energy - 1.9%
150,000	Aker BP ASA, Senior Unsecured Notes, 4.750% due 6/15/24(c)	155,008
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(c)	95,681
	Apache Corp., Senior Unsecured Notes:
70,000	4.625% due 11/15/25	72,779
135,000	4.375% due 10/15/28	137,448
	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor Inc., Senior Unsecured Notes:
145,000	3.337% due 12/15/27	159,751
35,000	3.138% due 11/7/29	37,972
100,000	4.486% due 5/1/30	119,394

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 1.9% - (continued)
	BP Capital Markets America Inc., Company Guaranteed Notes:
$100,000	2.520% due 9/19/22	$103,704
350,000	3.224% due 4/14/24	377,847
150,000	3.000% due 2/24/50	154,934
300,000	BP Capital Markets PLC, Company Guaranteed Notes, 3.994% due 9/26/23	329,344
600,000	Canacol Energy Ltd., Company Guaranteed Notes, 7.250% due 5/3/25	637,650
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
1,045,000	2.950% due 1/15/23	1,087,062
125,000	5.850% due 2/1/35	152,442
135,000	Cenovus Energy Inc., Senior Unsecured Notes, 5.375% due 7/15/25	148,874
150,000	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	173,962
	Cheniere Energy Partners LP:
185,000	Company Guaranteed Notes, 5.625% due 10/1/26	193,094
285,000	Senior Secured Notes, 5.250% due 10/1/25	292,481
	Chevron Corp., Senior Unsecured Notes:
250,000	2.498% due 3/3/22	256,377
300,000	3.191% due 6/24/23	319,835
100,000	2.236% due 5/11/30	107,447
200,000	CNOOC Finance 2013 Ltd., Company Guaranteed Notes, 3.000% due 5/9/23	209,325
750,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	810,815
	CNPC Global Capital Ltd., Company Guaranteed Notes:
800,000	1.125% due 6/23/23	799,435
200,000	1.350% due 6/23/25	199,399
180,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(c)	182,700
100,000	Concho Resources Inc., Company Guaranteed Notes, 3.750% due 10/1/27	113,681
	ConocoPhillips Co., Company Guaranteed Notes:
150,000	4.950% due 3/15/26	180,115
200,000	5.950% due 3/15/46	304,500
255,000	CSI Compressco LP/CSI Compressco Finance Inc., Senior Secured Notes, 7.500% due 4/1/25(c)	228,597
	Delek & Avner Tamar Bond Ltd., Senior Secured Notes:
200,000	5.082% due 12/30/23(c)	205,031
300,000	5.412% due 12/30/25(c)	310,955
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	87,764
50,000	5.000% due 6/15/45	56,140
100,000	Diamondback Energy Inc., Company Guaranteed Notes, 3.500% due 12/1/29	104,761
	Ecopetrol SA, Senior Unsecured Notes:
300,000	5.375% due 6/26/26	344,850
100,000	6.875% due 4/29/30	126,550
180,560	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	184,848
100,000	Enable Midstream Partners LP, Senior Unsecured Notes, 4.150% due 9/15/29	92,912
150,000	Enbridge Energy Partners LP, Company Guaranteed Notes, 5.500% due 9/15/40	184,377
100,000	Enbridge Inc., Company Guaranteed Notes, 4.000% due 10/1/23	108,329
90,000	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 6.625% due 7/15/25(c)	95,929
	Energy Transfer Operating LP, Company Guaranteed Notes:
500,000	5.875% due 1/15/24	554,976
420,000	4.750% due 1/15/26	466,134
100,000	6.125% due 12/15/45	112,727
200,000	5.300% due 4/15/47	210,715
150,000	6.000% due 6/15/48	168,631
75,000	5.000% due 5/15/50	79,552

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 1.9% - (continued)
	Enterprise Products Operating LLC, Company Guaranteed Notes:
$770,000	3.750% due 2/15/25	$857,781
200,000	3.125% due 7/31/29	221,585
150,000	2.800% due 1/31/30	162,414
250,000	4.900% due 5/15/46	311,795
200,000	4.200% due 1/31/50	232,980
75,000	EOG Resources Inc., Senior Unsecured Notes, 4.950% due 4/15/50	103,188
50,000	EQM Midstream Partners LP, Senior Unsecured Notes, 6.500% due 7/1/27(c)	55,125
125,000	EQT Corp., Senior Unsecured Notes, 7.875% due 2/1/25	143,125
	Equinor ASA, Company Guaranteed Notes:
250,000	2.450% due 1/17/23	261,013
100,000	3.700% due 3/1/24	109,921
100,000	3.250% due 11/18/49	111,295
100,000	3.700% due 4/6/50	119,908
135,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	110,053
50,000	Extraction Oil & Gas Inc., Company Guaranteed Notes, 5.625% due 2/1/26(c)(h)	12,500
	Exxon Mobil Corp., Senior Unsecured Notes:
100,000	1.571% due 4/15/23	102,794
645,000	2.992% due 3/19/25	704,645
500,000	3.043% due 3/1/26	552,872
100,000	3.294% due 3/19/27	112,627
200,000	3.482% due 3/19/30	231,238
100,000	3.567% due 3/6/45	114,395
51,000	4.327% due 3/19/50	65,920
149,000	3.452% due 4/15/51	169,414
1,000,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	1,019,350
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(c)	85,002
1,100,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	475,750
175,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25(h)	107,187
	Halliburton Co., Senior Unsecured Notes:
620,000	2.920% due 3/1/30	634,778
150,000	5.000% due 11/15/45	168,967
100,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	123,754
	Hess Midstream Operations LP, Company Guaranteed Notes:
160,000	5.625% due 2/15/26(c)	165,200
145,000	5.125% due 6/15/28(c)	148,715
190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(c)	188,100
600,000	Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.625% due 8/2/21	616,800
90,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 6.875% due 2/15/26(c)	91,350
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
100,000	4.250% due 9/1/24	110,903
150,000	6.950% due 1/15/38	201,414
75,000	5.000% due 8/15/42	87,179
	Kinder Morgan Inc., Company Guaranteed Notes:
200,000	4.300% due 6/1/25	227,468
150,000	5.050% due 2/15/46	180,564
100,000	Magellan Midstream Partners LP, Senior Unsecured Notes, 3.950% due 3/1/50	108,261
50,000	Marathon Oil Corp., Senior Unsecured Notes, 5.200% due 6/1/45	54,907
	Marathon Petroleum Corp., Senior Unsecured Notes:
200,000	4.700% due 5/1/25	227,187
75,000	6.500% due 3/1/41	95,241
300,000	Medco Bell Pte Ltd., Senior Secured Notes, 6.375% due 1/30/27(c)	298,950

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 1.9% - (continued)
$215,000	MEG Energy Corp., Company Guaranteed Notes, 7.125% due 2/1/27(c)	$210,700
120,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(c)	81,600
	MPLX LP, Senior Unsecured Notes:
425,000	1.750% due 3/1/26	430,625
200,000	4.125% due 3/1/27	225,538
250,000	5.200% due 3/1/47	294,991
105,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(c)	58,800
115,000	Newfield Exploration Co., Company Guaranteed Notes, 5.625% due 7/1/24	122,106
90,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	36,900
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	173,626
100,000	4.950% due 8/15/47	137,842
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	278,913
	Occidental Petroleum Corp., Senior Unsecured Notes:
147,000	2.700% due 8/15/22	144,839
95,000	8.000% due 7/15/25	104,172
275,000	3.500% due 8/15/29	240,625
225,000	6.625% due 9/1/30	234,999
	ONEOK Inc., Company Guaranteed Notes:
100,000	4.000% due 7/13/27	108,962
100,000	5.200% due 7/15/48	108,718
150,000	4.450% due 9/1/49	149,735
400,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	405,087
260,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(c)	247,000
205,000	Parkland Corp., Company Guaranteed Notes, 5.875% due 7/15/27(c)	220,375
210,000	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/27(c)	226,170
85,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28(c)	44,625
135,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(c)	54,000
450,000	Pertamina Persero PT, Senior Unsecured Notes, 4.300% due 5/20/23	482,400
750,000	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30	577,688
200,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 4/21/30(c)	228,612
	Phillips 66, Company Guaranteed Notes:
250,000	4.300% due 4/1/22	262,593
150,000	4.875% due 11/15/44	189,404
	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
100,000	4.500% due 12/15/26	109,802
100,000	4.900% due 2/15/45	100,667
200,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 2.587% due 6/10/27(c)	208,144
235,000	QEP Resources Inc., Senior Unsecured Notes, 5.250% due 5/1/23	200,925
110,000	Rattler Midstream LP, Company Guaranteed Notes, 5.625% due 7/15/25(c)	116,119
1,500,000	Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	1,575,861
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
100,000	5.750% due 5/15/24	113,650
620,000	5.000% due 3/15/27	717,648
100,000	4.200% due 3/15/28	112,618

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 1.9% - (continued)
	Shell International Finance BV, Company Guaranteed Notes:
$250,000	2.500% due 9/12/26	$273,070
200,000	3.875% due 11/13/28	236,548
250,000	2.375% due 11/7/29	268,158
200,000	2.750% due 4/6/30	221,703
100,000	4.000% due 5/10/46	123,914
150,000	3.750% due 9/12/46	180,269
300,000	Sinopec Group Overseas Development 2012 Ltd., Company Guaranteed Notes, 3.900% due 5/17/22	312,329
850,000	Sinopec Group Overseas Development 2018 Ltd., Company Guaranteed Notes, 2.700% due 5/13/30(c)	879,238
305,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(c)	300,425
	Suncor Energy Inc., Senior Unsecured Notes:
150,000	3.600% due 12/1/24	165,214
100,000	6.500% due 6/15/38	133,297
100,000	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 4.250% due 4/1/24	107,117
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
195,000	5.500% due 2/15/26	200,411
105,000	6.000% due 4/15/27	112,455
55,000	4.500% due 5/15/29(c)	56,856
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
125,000	6.500% due 7/15/27	135,313
240,000	4.875% due 2/1/31(c)	255,300
125,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.250% due 1/31/23(c)	129,063
	Total Capital International SA, Company Guaranteed Notes:
500,000	3.700% due 1/15/24	548,273
200,000	3.750% due 4/10/24	221,225
50,000	3.461% due 7/12/49	57,258
150,000	3.127% due 5/29/50	164,195
715,000	3.386% due 6/29/60	814,856
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	296,384
75,000	7.625% due 1/15/39	117,290
100,000	4.875% due 5/15/48	129,063
100,000	5.100% due 3/15/49	133,665
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	324,627
50,000	Transocean Inc., Company Guaranteed Notes, 11.500% due 1/30/27(c)	25,625
300,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(c)	252,000
110,500	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(c)	102,765
325,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	342,589
	Valero Energy Corp., Senior Unsecured Notes:
545,000	2.850% due 4/15/25	572,400
250,000	4.000% due 4/1/29	279,270
75,000	4.900% due 3/15/45	86,668
60,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/23(c)	48,000
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(c)	131,994
4,000	Weatherford International Ltd., Company Guaranteed Notes, 11.000% due 12/1/24(c)	2,780
	Western Midstream Operating LP, Senior Unsecured Notes:
150,000	4.100% due 2/1/25	149,669
155,000	5.050% due 2/1/30	165,547

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - 1.9% - (continued)
	Williams Cos., Inc., Senior Unsecured Notes:
$415,000	3.750% due 6/15/27	$465,984
100,000	6.300% due 4/15/40	130,437
150,000	5.100% due 9/15/45	180,216
	WPX Energy Inc., Senior Unsecured Notes:
155,000	5.250% due 10/15/27	163,525
120,000	5.875% due 6/15/28	129,300
90,000	4.500% due 1/15/30	93,240
	Total Energy	41,477,053
Financial - 5.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
350,000	3.500% due 5/26/22	359,971
200,000	6.500% due 7/15/25	231,167
30,000	Aflac Inc., Senior Unsecured Notes, 4.750% due 1/15/49	41,524
	Air Lease Corp., Senior Unsecured Notes:
830,000	3.250% due 3/1/25	871,133
250,000	3.625% due 4/1/27	262,871
	Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
250,000	3.950% due 1/15/28	288,442
1,065,000	1.875% due 2/1/33	1,049,881
135,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(c)	144,787
100,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	135,342
100,000	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 11/1/31	143,246
50,000	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 2.850% due 2/1/30	51,522
500,000	American Express Co., Subordinated Notes, 3.625% due 12/5/24	554,537
	American International Group Inc., Senior Unsecured Notes:
200,000	2.500% due 6/30/25	214,781
75,000	3.750% due 7/10/25	84,171
250,000	4.200% due 4/1/28	297,906
200,000	3.400% due 6/30/30	227,981
150,000	4.500% due 7/16/44	192,473
	American Tower Corp., Senior Unsecured Notes:
100,000	3.500% due 1/31/23	106,433
100,000	4.000% due 6/1/25	112,738
250,000	3.800% due 8/15/29	288,821
100,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	138,101
310,000	AssuredPartners Inc., Senior Unsecured Notes, 7.000% due 8/15/25(c)	320,075
100,000	Athene Holding Ltd., Senior Unsecured Notes, 6.150% due 4/3/30	124,592
250,000	Australia & New Zealand Banking Group Ltd., Senior Unsecured Notes, 2.050% due 11/21/22	258,565
250,000	AvalonBay Communities Inc., Senior Unsecured Notes, 3.300% due 6/1/29	281,700
330,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.250% due 2/15/27(c)	319,703
300,000	Banco BBVA Peru SA, Senior Unsecured Notes, 5.000% due 8/26/22	319,500
300,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	317,853
400,000	Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(b)(c)	431,400
	Banco de Credito del Peru, Subordinated Notes:
200,000	6.125% (3-Month USD-LIBOR + 7.043%) due 4/24/27(b)	210,502
200,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)(c)	202,500
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	824,000

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.4% - (continued)
	Banco Macro SA, Subordinated Notes:
$200,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(b)(c)	$156,502
650,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(b)	508,632
	Banco Mercantil del Norte SA, Junior Subordinated Notes:
500,000	6.875% (5-Year CMT Index + 5.035%) (b)(f)	521,000
800,000	7.625% (5-Year CMT Index + 5.353%) (b)(f)	865,008
200,000	Banco Santander SA, Senior Unsecured Notes, 4.379% due 4/12/28	232,086
	Bank of America Corp.:
	Senior Unsecured Notes:
1,000,000	2.881% (3-Month USD-LIBOR + 1.021%) due 4/24/23(b)	1,032,843
430,000	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(b)	451,733
750,000	3.875% due 8/1/25	852,302
500,000	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(b)	548,276
100,000	2.015% (3-Month USD-LIBOR + 0.640%) due 2/13/26(b)	104,333
250,000	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(b)	281,318
250,000	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(b)	293,106
200,000	2.496% (3-Month USD-LIBOR + 0.990%) due 2/13/31(b)	211,492
200,000	2.592% (SOFR rate + 2.150%) due 4/29/31(b)	212,982
1,340,000	1.898% (SOFR rate + 1.530%) due 7/23/31(b)	1,345,111
100,000	4.443% (3-Month USD-LIBOR + 1.990%) due 1/20/48(b)	133,951
150,000	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(b)	197,906
300,000	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(b)	382,842
250,000	Subordinated Notes, 7.750% due 5/14/38	427,828
200,000	Bank of Montreal, Senior Unsecured Notes, 1.850% due 5/1/25	209,660
	Bank of New York Mellon Corp., Senior Unsecured Notes:
250,000	3.450% due 8/11/23	270,406
250,000	3.400% due 1/29/28	286,841
	Bank of Nova Scotia, Senior Unsecured Notes:
500,000	2.700% due 3/7/22	515,692
520,000	1.625% due 5/1/23	534,917
520,000	3.400% due 2/11/24	565,490
	Barclays PLC, Senior Unsecured Notes:
200,000	4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(b)	209,280
200,000	2.852% (3-Month USD-LIBOR + 2.452%) due 5/7/26(b)	212,300
250,000	4.950% due 1/10/47	339,012
200,000	BBVA Bancomer SA, Subordinated Notes, 5.350% (5-Year CMT Index + 3.000%) due 11/12/29(b)	205,500
1,000,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	1,042,224
	Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
150,000	4.200% due 8/15/48	201,749
50,000	4.250% due 1/15/49	67,772
	Berkshire Hathaway Inc., Senior Unsecured Notes:
250,000	2.750% due 3/15/23	262,793
250,000	3.125% due 3/15/26	280,885
	Boston Properties LP, Senior Unsecured Notes:
100,000	3.200% due 1/15/25	108,417
1,610,000	3.650% due 2/1/26	1,811,557
250,000	3.400% due 6/21/29	274,970
57,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.700% due 6/22/27	61,986
100,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	109,884
	Brookfield Finance Inc., Company Guaranteed Notes:
350,000	4.000% due 4/1/24	384,007
50,000	4.850% due 3/29/29	61,280

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.4% - (continued)
$585,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	$610,171
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 3.100% due 4/2/24	270,528
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	258,067
200,000	3.900% due 1/29/24	219,258
250,000	3.750% due 3/9/27	284,595
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	145,096
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	279,997
250,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	282,191
	CIMB Bank Bhd, Senior Unsecured Notes:
200,000	3.263% due 3/15/22	205,758
200,000	1.010% (3-Month USD-LIBOR + 0.780%) due 10/9/24(b)	201,019
	Citigroup Inc.:
	Senior Unsecured Notes:
500,000	2.750% due 4/25/22	515,556
500,000	4.044% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	542,874
300,000	3.106% (SOFR rate + 2.750%) due 4/8/26(b)	326,103
1,790,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(b)	2,029,194
200,000	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(b)	234,144
300,000	4.412% (SOFR rate + 3.914%) due 3/31/31(b)	361,921
100,000	5.316% (SOFR rate + 4.548%) due 3/26/41(b)	141,790
100,000	4.650% due 7/23/48	138,677
	Subordinated Notes:
250,000	4.450% due 9/29/27	293,181
100,000	5.300% due 5/6/44	140,835
150,000	4.750% due 5/18/46	198,480
250,000	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	276,591
100,000	CME Group Inc., Senior Unsecured Notes, 5.300% due 9/15/43	150,285
50,000	Comerica Inc., Senior Unsecured Notes, 4.000% due 2/1/29	58,179
330,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(c)	413,172
	Cooperatieve Rabobank UA:
	Company Guaranteed Notes:
250,000	4.375% due 8/4/25	285,700
250,000	3.750% due 7/21/26	281,214
250,000	Senior Unsecured Notes, 2.750% due 1/10/23	262,779
225,000	Credit Acceptance Corp., Company Guaranteed Notes, 6.625% due 3/15/26	237,937
	Credit Suisse Group AG, Senior Unsecured Notes:
300,000	3.800% due 6/9/23	322,869
250,000	3.750% due 3/26/25	277,468
250,000	4.550% due 4/17/26	292,956
	Credito Real SAB de CV SOFOM ER:
300,000	Company Guaranteed Notes, 9.500% due 2/7/26(c)	321,000
803,000	Junior Subordinated Notes, 9.125% (5-Year CMT Index + 7.026%) (b)(f)	714,670
	Crown Castle International Corp., Senior Unsecured Notes:
300,000	3.150% due 7/15/23	319,455
100,000	3.650% due 9/1/27	113,107
795,000	4.300% due 2/15/29	940,700
100,000	4.000% due 11/15/49	115,844

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.4% - (continued)
$50,000	CubeSmart LP, Company Guaranteed Notes, 3.000% due 2/15/30	$54,153
	DBS Group Holdings Ltd.:
1,350,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (b)(f)	1,360,125
200,000	Senior Unsecured Notes, 0.835% (3-Month USD-LIBOR + 0.620%) due 7/25/22(b)	200,975
300,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(b)	328,055
500,000	Deutsche Bank AG, Senior Unsecured Notes, 3.950% due 2/27/23	530,779
250,000	Digital Realty Trust LP, Company Guaranteed Notes, 3.600% due 7/1/29	286,562
925,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	1,053,905
40,000	Duke Realty LP, Senior Unsecured Notes, 2.875% due 11/15/29	43,887
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	206,594
	Equinix Inc., Senior Unsecured Notes:
30,000	2.625% due 11/18/24	31,956
35,000	3.200% due 11/18/29	38,637
200,000	2.150% due 7/15/30	203,783
	Equitable Holdings Inc., Senior Unsecured Notes:
250,000	3.900% due 4/20/23	269,804
50,000	5.000% due 4/20/48	66,212
250,000	ERP Operating LP, Senior Unsecured Notes, 3.000% due 7/1/29	277,293
190,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(c)	194,750
100,000	Essex Portfolio LP, Company Guaranteed Notes, 2.650% due 3/15/32	106,070
150,000	Federal Realty Investment Trust, Senior Unsecured Notes, 3.200% due 6/15/29	160,363
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.950% due 3/14/28	293,257
250,000	First Republic Bank, Senior Unsecured Notes, 1.912% (SOFR rate + 0.620%) due 2/12/24(b)	257,473
200,000	GE Capital Funding LLC, Company Guaranteed Notes, 4.400% due 5/15/30(c)	230,294
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	274,355
200,000	4.418% due 11/15/35	230,674
	Gilex Holding SARL, Senior Secured Notes:
200,000	8.500% due 5/2/23(c)	207,502
450,000	8.500% due 5/2/23	466,880
202,068	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(c)(g)	179,861
1,200,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	1,232,100
100,000	Globe Life Inc., Senior Unsecured Notes, 2.150% due 8/15/30	101,768
150,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	172,200
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
200,000	5.750% due 1/24/22	212,277
500,000	3.000% due 4/26/22	505,242
1,645,000	1.391% (3-Month USD-LIBOR + 1.170%) due 5/15/26(b)	1,672,261
300,000	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(b)	355,599
300,000	4.750% due 10/21/45	418,720
	Subordinated Notes:
250,000	4.250% due 10/21/25	287,039
175,000	6.750% due 10/1/37	267,822
250,000	5.150% due 5/22/45	351,173
400,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	416,600
100,000	Hartford Financial Services Group Inc., Senior Unsecured Notes, 3.600% due 8/19/49	119,811
100,000	Healthcare Trust of America Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	108,646
150,000	Healthpeak Properties Inc., Senior Unsecured Notes, 3.500% due 7/15/29	169,589
100,000	Highwoods Realty LP, Senior Unsecured Notes, 3.050% due 2/15/30	104,380

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.4% - (continued)
	Host Hotels & Resorts LP, Senior Unsecured Notes:
$100,000	3.875% due 4/1/24	$104,031
50,000	3.375% due 12/15/29	50,296
	HSBC Holdings PLC:
	Senior Unsecured Notes:
500,000	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(b)	517,398
200,000	3.600% due 5/25/23	214,869
250,000	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(b)	283,672
200,000	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(b)	235,707
200,000	4.950% due 3/31/30	248,692
200,000	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(b)	229,869
250,000	Subordinated Notes, 5.250% due 3/14/44	337,137
200,000	Huntington Bancshares Inc., Senior Unsecured Notes, 2.625% due 8/6/24	214,078
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
255,000	6.250% due 5/15/26	266,460
135,000	5.250% due 5/15/27	141,750
100,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	105,251
	ING Groep NV, Senior Unsecured Notes:
500,000	3.150% due 3/29/22	517,832
300,000	4.100% due 10/2/23	330,006
	Intercontinental Exchange Inc.:
	Senior Unsecured Notes:
200,000	2.100% due 6/15/30	209,717
25,000	4.250% due 9/21/48	32,455
200,000	3.000% due 9/15/60	212,559
250,000	Company Guaranteed Notes, 3.750% due 12/1/25	283,100
	Iron Mountain Inc., Company Guaranteed Notes:
70,000	4.875% due 9/15/29(c)	72,792
100,000	4.500% due 2/15/31(c)	102,008
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	105,000
100,000	Jefferies Group LLC/Jefferies Group Capital Finance Inc., Senior Unsecured Notes, 4.850% due 1/15/27	116,588
	JPMorgan Chase & Co.:
	Senior Unsecured Notes:
750,000	4.500% due 1/24/22	785,825
250,000	2.972% due 1/15/23	257,356
300,000	3.207% (3-Month USD-LIBOR + 0.695%) due 4/1/23(b)	311,214
100,000	2.005% (SOFR rate + 1.585%) due 3/13/26(b)	104,570
100,000	2.083% (SOFR rate + 1.850%) due 4/22/26(b)	104,760
250,000	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(b)	286,593
250,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(b)	283,619
250,000	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(b)	292,523
100,000	2.522% (SOFR rate + 2.040%) due 4/22/31(b)	106,901
250,000	3.882% (3-Month USD-LIBOR + 1.360%) due 7/24/38(b)	303,581
100,000	3.109% (SOFR rate + 2.460%) due 4/22/41(b)	110,992
150,000	5.400% due 1/6/42	225,102
200,000	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(b)	265,265
100,000	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(b)	127,663
200,000	3.109% (SOFR rate + 2.440%) due 4/22/51(b)	223,731

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.4% - (continued)
	Subordinated Notes:
$200,000	3.875% due 9/10/24	$222,834
200,000	3.625% due 12/1/27	225,650
250,000	KeyBank NA, Senior Unsecured Notes, 3.375% due 3/7/23	266,859
100,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	108,429
100,000	Kilroy Realty LP, Company Guaranteed Notes, 3.050% due 2/15/30	106,273
200,000	Kimco Realty Corp., Senior Unsecured Notes, 3.800% due 4/1/27	224,809
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
500,000	2.500% due 2/15/22	513,884
500,000	2.125% due 3/7/22	512,137
500,000	1.750% due 8/22/22	513,301
500,000	2.375% due 12/29/22	522,295
200,000	1.625% due 2/15/23	206,170
100,000	2.500% due 11/20/24	108,502
250,000	2.875% due 4/3/28	288,057
	Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
250,000	2.375% due 6/10/25	271,325
75,000	1.750% due 7/27/26	79,845
85,000	LD Holdings Group LLC, Company Guaranteed Notes, 6.500% due 11/1/25(c)	89,462
250,000	Lincoln National Corp., Senior Unsecured Notes, 3.800% due 3/1/28	287,152
200,000	Lloyds Banking Group PLC, Subordinated Notes, 4.344% due 1/9/48	249,360
50,000	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	59,168
	Macquarie Group Ltd., Senior Unsecured Notes:
270,000	3.189% (3-Month USD-LIBOR + 1.023%) due 11/28/23(b)(c)	281,996
1,275,000	4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(b)(c)	1,367,769
1,300,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	1,325,168
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD 1100 Run ICE Swap Rate + 1.647%) due 2/24/32(b)	274,317
	Markel Corp., Senior Unsecured Notes:
95,000	3.350% due 9/17/29	105,890
50,000	5.000% due 5/20/49	69,023
	Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
100,000	3.875% due 3/15/24	110,385
100,000	4.900% due 3/15/49	147,213
815,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(c)	880,684
	Mastercard Inc., Senior Unsecured Notes:
200,000	3.350% due 3/26/30	234,835
100,000	3.950% due 2/26/48	129,845
	MetLife Inc., Senior Unsecured Notes:
100,000	3.600% due 4/10/24	110,004
250,000	4.600% due 5/13/46	343,082
500,000	Mexarrend SAPI de CV, Senior Unsecured Notes, 10.250% due 7/24/24(c)	432,505
235,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 5.750% due 2/1/27	261,926
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	270,983
	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes:
500,000	2.998% due 2/22/22	516,019
770,000	0.968% (3-Month USD-LIBOR + 0.740%) due 3/2/23(b)	775,005
200,000	3.407% due 3/7/24	216,939
250,000	3.741% due 3/7/29	291,266
200,000	3.195% due 7/18/29	225,313

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.4% - (continued)
	Mizuho Financial Group Inc., Senior Unsecured Notes:
$250,000	2.953% due 2/28/22	$258,182
250,000	3.663% due 2/28/27	283,700
	Morgan Stanley:
	Senior Unsecured Notes:
500,000	3.125% due 1/23/23	528,282
1,600,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(b)	1,720,153
100,000	2.188% (SOFR rate + 1.990%) due 4/28/26(b)	105,471
250,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(b)	284,213
150,000	3.772% (3-Month USD-LIBOR + 1.140%) due 1/24/29(b)	173,305
300,000	4.431% (3-Month USD-LIBOR + 1.628%) due 1/23/30(b)	365,397
100,000	3.622% (SOFR rate + 3.120%) due 4/1/31(b)	116,334
250,000	6.375% due 7/24/42	409,481
100,000	5.597% (SOFR rate + 4.840%) due 3/24/51(b)	161,411
250,000	Subordinated Notes, 4.350% due 9/8/26	293,436
260,000	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 5.000% due 10/15/27	275,291
300,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	307,496
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	281,164
100,000	National Retail Properties Inc., Senior Unsecured Notes, 2.500% due 4/15/30	101,716
	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes:
30,000	6.000% due 1/15/27(c)	31,106
150,000	5.500% due 8/15/28(c)	156,187
	Natwest Group PLC, Senior Unsecured Notes:
200,000	3.875% due 9/12/23	216,691
250,000	4.892% (3-Month USD-LIBOR + 1.754%) due 5/18/29(b)	300,144
200,000	4.445% (3-Month USD-LIBOR + 1.871%) due 5/8/30(b)	236,931
	Navient Corp., Senior Unsecured Notes:
300,000	6.500% due 6/15/22	315,900
100,000	5.000% due 3/15/27	99,500
	NFP Corp.:
20,000	Senior Secured Notes, 7.000% due 5/15/25(c)	21,400
135,000	Senior Unsecured Notes, 6.875% due 8/15/28(c)	141,413
200,000	Nomura Holdings Inc., Senior Unsecured Notes, 2.679% due 7/16/30	211,251
400,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(c)	406,296
200,000	Northern Trust Corp., Subordinated Notes, 3.950% due 10/30/25	230,968
1,250,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(c)	1,409,521
500,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 2/12/25	521,744
100,000	Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.500% due 4/1/27	110,206
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	132,375
40,000	6.625% due 1/15/28	45,900
90,000	5.375% due 11/15/29	98,100
450,000	Operadora de Servicios Mega SA de CV Sofom ER, Senior Unsecured Notes, 8.250% due 2/11/25(c)	453,375
	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
800,000	4.250% due 6/19/24	875,560
200,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(b)(c)	201,459
190,000	PennyMac Financial Services Inc., Company Guaranteed Notes, 5.375% due 10/15/25(c)	198,550

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.4% - (continued)
$500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	$513,517
	PNC Financial Services Group Inc.:
200,000	Senior Unsecured Notes, 2.550% due 1/22/30	218,705
150,000	Subordinated Notes, 3.900% due 4/29/24	165,420
250,000	Principal Financial Group Inc., Company Guaranteed Notes, 3.700% due 5/15/29	294,465
125,000	Progressive Corp., Senior Unsecured Notes, 4.125% due 4/15/47	166,857
100,000	Prologis LP, Senior Unsecured Notes, 2.250% due 4/15/30	106,933
	Prudential Financial Inc.:
	Senior Unsecured Notes:
143,000	3.935% due 12/7/49	173,606
100,000	3.700% due 3/13/51	120,508
250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920%) due 6/15/43(b)	269,032
105,000	Realogy Group LLC/Realogy Co.-Issuer Corp., Secured Notes, 7.625% due 6/15/25(c)	113,738
75,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	85,183
200,000	Regions Financial Corp., Senior Unsecured Notes, 3.800% due 8/14/23	217,613
	Royal Bank of Canada:
1,995,000	Senior Unsecured Notes, 2.550% due 7/16/24	2,131,893
250,000	Subordinated Notes, 4.650% due 1/27/26	296,435
200,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	220,623
	Santander Holdings USA Inc., Senior Unsecured Notes:
250,000	3.700% due 3/28/22	258,824
835,000	3.400% due 1/18/23	877,577
200,000	3.500% due 6/7/24	215,929
250,000	Santander UK Group Holdings PLC, Senior Unsecured Notes, 3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(b)	262,904
1,500,000	SBA Tower Trust, Asset Backed, 3.168% due 4/11/22(c)	1,516,430
	Simon Property Group LP, Senior Unsecured Notes:
100,000	3.375% due 10/1/24	108,209
100,000	2.450% due 9/13/29	102,243
50,000	4.250% due 11/30/46	56,145
65,000	3.250% due 9/13/49	63,790
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
697,533	zero coupon, due 12/5/22(c)	683,582
507,297	zero coupon, due 12/5/22	497,151
200,000	State Street Corp., Senior Unsecured Notes, 2.400% due 1/24/30	219,877
	Sumitomo Mitsui Financial Group Inc.:
	Senior Unsecured Notes:
250,000	2.778% due 10/18/22	261,189
630,000	0.958% (3-Month USD-LIBOR + 0.740%) due 1/17/23(b)	633,915
250,000	3.102% due 1/17/23	263,963
200,000	2.448% due 9/27/24	211,768
100,000	2.632% due 7/14/26	108,520
250,000	Subordinated Notes, 3.202% due 9/17/29	271,755
200,000	SURA Asset Management SA, Company Guaranteed Notes, 4.875% due 4/17/24	219,102
350,000	Synchrony Bank, Senior Unsecured Notes, 3.000% due 6/15/22	361,699
800,000	Temasek Financial I Ltd., Company Guaranteed Notes, 1.000% due 10/6/30(c)	781,666
250,000	Toronto-Dominion Bank, Senior Unsecured Notes, 3.250% due 3/11/24	271,094
	Travelers Cos., Inc., Senior Unsecured Notes:
125,000	5.350% due 11/1/40	183,899
100,000	4.100% due 3/4/49	131,800
	Truist Bank:
250,000	Senior Unsecured Notes, 3.200% due 4/1/24	270,945
250,000	Subordinated Notes, 2.636% (5-Year CMT Index + 1.150%) due 9/17/29(b)	261,896
500,000	Truist Financial Corp., Senior Unsecured Notes, 2.750% due 4/1/22	515,245
100,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	111,449

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - 5.4% - (continued)
$1,700,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%) (b)(f)	$1,275,000
	United Overseas Bank Ltd.:
300,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%) (b)(f)	308,706
1,200,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(b)	1,220,280
100,000	Unum Group, Senior Unsecured Notes, 4.000% due 6/15/29	113,944
	US Bancorp, Senior Unsecured Notes:
750,000	2.625% due 1/24/22	768,613
400,000	1.375% due 7/22/30	401,314
100,000	Ventas Realty LP, Company Guaranteed Notes, 4.375% due 2/1/45	108,362
200,000	VEREIT Operating Partnership LP, Company Guaranteed Notes, 3.400% due 1/15/28	216,429
	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes:
25,000	3.750% due 2/15/27(c)	25,500
125,000	4.125% due 8/15/30(c)	128,850
	Visa Inc., Senior Unsecured Notes:
650,000	2.800% due 12/14/22	681,809
200,000	2.050% due 4/15/30	213,032
100,000	4.150% due 12/14/35	130,412
100,000	4.300% due 12/14/45	138,138
200,000	Voya Financial Inc., Company Guaranteed Notes, 3.650% due 6/15/26	229,103
	Wells Fargo & Co.:
	Senior Unsecured Notes:
550,000	2.625% due 7/22/22	569,793
1,060,000	3.069% due 1/24/23	1,090,537
250,000	3.000% due 4/22/26	274,445
200,000	3.000% due 10/23/26	220,203
1,125,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(b)	1,271,050
250,000	4.150% due 1/24/29	296,245
200,000	5.013% (3-Month USD-LIBOR + 4.240%) due 4/4/51(b)	284,903
	Subordinated Notes:
500,000	3.450% due 2/13/23	530,600
200,000	4.900% due 11/17/45	266,099
250,000	4.400% due 6/14/46	316,060
250,000	4.750% due 12/7/46	332,557
150,000	Welltower Inc., Senior Unsecured Notes, 4.125% due 3/15/29	172,467
250,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	258,580
	Westpac Banking Corp.:
	Senior Unsecured Notes:
250,000	3.650% due 5/15/23	269,838
200,000	2.350% due 2/19/25	213,802
250,000	3.350% due 3/8/27	283,760
100,000	2.650% due 1/16/30	111,683
200,000	Subordinated Notes, 4.110% (5-Year CMT Index + 2.000%) due 7/24/34(b)	227,071
75,000	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(c)	51,750
	Weyerhaeuser Co., Senior Unsecured Notes:
250,000	4.625% due 9/15/23	276,851
200,000	4.000% due 4/15/30	234,647
	Willis North America Inc., Company Guaranteed Notes:
50,000	4.500% due 9/15/28	60,493
100,000	2.950% due 9/15/29	110,570
745,000	3.875% due 9/15/49	916,508
100,000	XHR LP, Senior Secured Notes, 6.375% due 8/15/25(c)	104,750
250,000	Zions Bancorp NA, Subordinated Notes, 3.250% due 10/29/29	256,752
	Total Financial	117,101,728

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Government - 0.4%
$250,000	African Development Bank, Senior Unsecured Notes, 1.625% due 9/16/22	$256,133
	Asian Development Bank, Senior Unsecured Notes:
1,500,000	2.000% due 2/16/22	1,532,877
500,000	1.875% due 1/24/30	541,030
200,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 2.375% due 9/14/25(c)	204,540
	European Investment Bank, Senior Unsecured Notes:
1,400,000	2.625% due 5/20/22	1,450,008
500,000	3.250% due 1/29/24	546,252
250,000	2.625% due 3/15/24	269,154
500,000	2.250% due 6/24/24	534,480
	Inter-American Development Bank, Senior Unsecured Notes:
200,000	0.500% due 5/24/23	201,256
500,000	0.875% due 4/3/25	509,379
500,000	2.375% due 7/7/27	552,100
200,000	4.375% due 1/24/44	303,134
500,000	International Finance Corp., Senior Unsecured Notes, 2.875% due 7/31/23	534,350
300,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	328,093
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	513,170
	Total Government	8,275,956
Industrial - 1.5%
	3M Co., Senior Unsecured Notes:
250,000	2.750% due 3/1/22	257,247
250,000	3.375% due 3/1/29	288,801
100,000	3.250% due 8/26/49	115,647
130,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.000% due 9/30/27(c)	136,500
65,000	Agilent Technologies Inc., Senior Unsecured Notes, 2.750% due 9/15/29	70,953
100,000	Allegion PLC, Company Guaranteed Notes, 3.500% due 10/1/29	109,991
100,000	Amphenol Corp., Senior Unsecured Notes, 2.800% due 2/15/30	109,195
615,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	693,983
230,000	Berry Global Inc., Secured Notes, 5.625% due 7/15/27(c)	244,950
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	507,642
200,000	4.875% due 5/1/25	223,264
100,000	3.200% due 3/1/29	102,392
860,000	2.950% due 2/1/30	867,233
200,000	5.150% due 5/1/30	234,783
100,000	5.705% due 5/1/40	126,232
250,000	3.650% due 3/1/47	239,295
250,000	5.805% due 5/1/50	330,271
	Bombardier Inc., Senior Unsecured Notes:
105,000	6.000% due 10/15/22(c)	99,771
110,000	7.875% due 4/15/27(c)	93,775
	Builders FirstSource Inc.:
140,000	Company Guaranteed Notes, 5.000% due 3/1/30(c)	150,850
64,000	Senior Secured Notes, 6.750% due 6/1/27(c)	69,200
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	3.250% due 6/15/27	170,622
100,000	4.150% due 4/1/45	131,988
250,000	4.125% due 6/15/47	337,349
100,000	3.550% due 2/15/50	125,296
75,000	BWX Technologies Inc., Company Guaranteed Notes, 4.125% due 6/30/28(c)	78,094

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - 1.5% - (continued)
$100,000	Canadian National Railway Co., Senior Unsecured Notes, 4.450% due 1/20/49	$142,650
	Canadian Pacific Railway Co.:
250,000	Company Guaranteed Notes, 4.000% due 6/1/28	295,277
100,000	Senior Unsecured Notes, 2.900% due 2/1/25	108,550
660,000	Carrier Global Corp., Senior Unsecured Notes, 3.577% due 4/5/50(c)	752,077
	Caterpillar Inc., Senior Unsecured Notes:
1,510,000	3.400% due 5/15/24	1,649,741
250,000	2.600% due 9/19/29	277,055
100,000	3.803% due 8/15/42	127,979
100,000	3.250% due 4/9/50	119,347
	Clean Harbors Inc., Company Guaranteed Notes:
250,000	4.875% due 7/15/27(c)	264,730
45,000	5.125% due 7/15/29(c)	49,331
270,000	Colfax Corp., Company Guaranteed Notes, 6.375% due 2/15/26(c)	289,575
160,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(c)	168,800
135,000	Crown Americas LLC/Crown Americas Capital Corp. IV, Company Guaranteed Notes, 4.500% due 1/15/23	142,425
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	273,329
100,000	4.300% due 3/1/48	131,489
745,000	3.350% due 9/15/49	860,297
200,000	4.500% due 8/1/54	269,118
100,000	Deere & Co., Senior Unsecured Notes, 3.750% due 4/15/50	130,530
100,000	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	125,736
165,000	Energizer Holdings Inc., Company Guaranteed Notes, 7.750% due 1/15/27(c)	179,850
	FedEx Corp., Company Guaranteed Notes:
300,000	3.400% due 1/14/22	309,703
100,000	3.300% due 3/15/27	112,259
310,000	4.750% due 11/15/45	403,593
200,000	4.400% due 1/15/47	251,694
100,000	5.250% due 5/15/50	142,427
200,000	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	235,120
225,000	Flex Acquisition Co., Inc., Senior Unsecured Notes, 6.875% due 1/15/25(c)	230,553
100,000	Fortune Brands Home & Security Inc., Senior Unsecured Notes, 3.250% due 9/15/29	111,002
265,000	frontdoor Inc., Company Guaranteed Notes, 6.750% due 8/15/26(c)	283,550
160,000	Gates Global LLC/Gates Corp., Company Guaranteed Notes, 6.250% due 1/15/26(c)	167,600
100,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	112,567
	General Dynamics Corp., Company Guaranteed Notes:
100,000	3.625% due 4/1/30	119,626
100,000	4.250% due 4/1/40	131,553
	General Electric Co., Senior Unsecured Notes:
200,000	3.450% due 5/1/27	220,296
100,000	3.625% due 5/1/30	112,094
200,000	6.750% due 3/15/32	272,680
430,000	5.875% due 1/14/38	556,051
12,000	4.125% due 10/9/42	13,488
100,000	4.350% due 5/1/50	117,396
	GFL Environmental Inc.:
	Senior Secured Notes:
105,000	3.750% due 8/1/25(c)	107,100
160,000	5.125% due 12/15/26(c)	168,800
210,000	Company Guaranteed Notes, 4.000% due 8/1/28(c)	208,950
310,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	328,445
105,000	Hillman Group Inc., Company Guaranteed Notes, 6.375% due 7/15/22(c)	104,207

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - 1.5% - (continued)
	Honeywell International Inc., Senior Unsecured Notes:
$75,000	2.500% due 11/1/26	$82,424
100,000	2.800% due 6/1/50	111,203
100,000	Illinois Tool Works Inc., Senior Unsecured Notes, 2.650% due 11/15/26	110,435
85,000	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, Senior Secured Notes, 6.000% due 9/15/28(c)	90,353
240,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(c)	244,800
	John Deere Capital Corp., Senior Unsecured Notes:
500,000	2.950% due 4/1/22	517,785
100,000	2.250% due 9/14/26	107,773
250,000	2.800% due 9/8/27	278,150
100,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	129,991
	Kansas City Southern, Company Guaranteed Notes:
60,000	2.875% due 11/15/29	64,568
75,000	3.500% due 5/1/50	82,316
30,000	Kenan Advantage Group Inc., Senior Unsecured Notes, 7.875% due 7/31/23(c)	29,925
160,000	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 6.500% due 11/30/25(c)	167,632
250,000	L3Harris Technologies Inc., Senior Unsecured Notes, 4.400% due 6/15/28	299,350
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	283,984
150,000	4.700% due 5/15/46	212,819
155,000	Masonite International Corp., Company Guaranteed Notes, 5.750% due 9/15/26(c)	162,362
	Norfolk Southern Corp., Senior Unsecured Notes:
250,000	2.900% due 6/15/26	276,636
250,000	3.800% due 8/1/28	292,356
100,000	3.400% due 11/1/49	117,425
	Northrop Grumman Corp., Senior Unsecured Notes:
200,000	2.550% due 10/15/22	207,798
200,000	4.030% due 10/15/47	254,166
100,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	107,303
100,000	Owens Corning, Senior Unsecured Notes, 3.400% due 8/15/26	109,670
	Parker-Hannifin Corp., Senior Unsecured Notes:
100,000	3.250% due 3/1/27	111,232
150,000	4.100% due 3/1/47	185,060
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
40,000	3.400% due 11/15/26(c)	44,287
300,000	4.200% due 4/1/27(c)	345,570
50,000	PerkinElmer Inc., Senior Unsecured Notes, 3.300% due 9/15/29	55,869
	Raytheon Technologies Corp., Senior Unsecured Notes:
100,000	3.200% due 3/15/24(c)	107,746
75,000	3.950% due 8/16/25	85,931
200,000	4.450% due 11/16/38	258,027
100,000	4.500% due 6/1/42	132,169
125,000	3.750% due 11/1/46	151,578
200,000	4.625% due 11/16/48	277,307
	Republic Services Inc., Senior Unsecured Notes:
250,000	2.500% due 8/15/24	266,380
100,000	3.050% due 3/1/50	110,861
85,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 4.000% due 10/15/27(c)	86,441
25,000	Rockwell Automation Inc., Senior Unsecured Notes, 4.200% due 3/1/49	33,784

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - 1.5% - (continued)
	Roper Technologies Inc., Senior Unsecured Notes:
$25,000	1.000% due 9/15/25	$25,143
570,000	4.200% due 9/15/28	681,223
250,000	2.950% due 9/15/29	275,780
	Ryder System Inc., Senior Unsecured Notes:
300,000	2.800% due 3/1/22	308,161
30,000	2.500% due 9/1/24	31,793
90,000	2.900% due 12/1/26	97,936
225,000	Silgan Holdings Inc., Senior Unsecured Notes, 4.125% due 2/1/28	233,437
100,000	Snap-on Inc., Senior Unsecured Notes, 3.100% due 5/1/50	112,837
250,000	Stanley Black & Decker Inc., Senior Unsecured Notes, 3.400% due 3/1/26	282,229
200,000	Stevens Holding Co., Inc., Company Guaranteed Notes, 6.125% due 10/1/26(c)	216,750
797,025	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27(e)(h)	318,252
200,000	Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	209,002
145,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(c)	150,468
	Textron Inc., Senior Unsecured Notes:
100,000	3.000% due 6/1/30	107,041
1,330,000	2.450% due 3/15/31	1,348,618
55,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(c)	57,062
250,000	Trane Technologies Luxembourg Finance SA, Company Guaranteed Notes, 3.800% due 3/21/29	294,836
	TransDigm Inc.:
	Company Guaranteed Notes:
140,000	6.375% due 6/15/26	145,285
125,000	5.500% due 11/15/27	129,000
	Senior Secured Notes:
35,000	8.000% due 12/15/25(c)	38,237
220,000	6.250% due 3/15/26(c)	233,200
140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(c)	140,000
	Triumph Group Inc.:
109,000	Company Guaranteed Notes, 7.750% due 8/15/25	95,647
55,000	Secured Notes, 6.250% due 9/15/24(c)	53,350
	Union Pacific Corp., Senior Unsecured Notes:
200,000	3.950% due 9/10/28	237,563
250,000	3.350% due 8/15/46	282,315
150,000	3.250% due 2/5/50	171,747
125,000	3.875% due 2/1/55	153,228
590,000	2.973% due 9/16/62(c)	623,416
	United Parcel Service Inc., Senior Unsecured Notes:
200,000	4.450% due 4/1/30	252,175
150,000	3.750% due 11/15/47	188,381
50,000	5.300% due 4/1/50	76,772
200,000	Vertical US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(c)	210,000
100,000	Vulcan Materials Co., Senior Unsecured Notes, 4.500% due 6/15/47	123,536
100,000	Waste Management Inc., Company Guaranteed Notes, 4.150% due 7/15/49	132,388
130,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(c)	134,225
	WRKCo Inc., Company Guaranteed Notes:
740,000	3.750% due 3/15/25	824,982
250,000	4.900% due 3/15/29	306,734
	Total Industrial	32,990,179
Technology - 1.0%
900,000	Activision Blizzard Inc., Senior Unsecured Notes, 2.500% due 9/15/50	869,203

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology - 1.0% - (continued)
	Apple Inc., Senior Unsecured Notes:
$130,000	1.700% due 9/11/22	$133,396
500,000	2.850% due 2/23/23	526,054
300,000	2.400% due 5/3/23	315,021
250,000	3.000% due 2/9/24	269,015
200,000	2.050% due 9/11/26	213,619
250,000	3.350% due 2/9/27	285,044
150,000	3.000% due 6/20/27	168,767
95,000	2.200% due 9/11/29	102,262
1,675,000	1.250% due 8/20/30	1,675,872
100,000	4.375% due 5/13/45	138,622
100,000	4.650% due 2/23/46	143,871
150,000	4.250% due 2/9/47	206,218
250,000	3.750% due 11/13/47	319,957
100,000	2.650% due 5/11/50	107,233
100,000	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	138,645
	Ascend Learning LLC, Senior Unsecured Notes:
205,000	6.875% due 8/1/25(c)	211,662
125,000	6.875% due 8/1/25(c)	128,750
60,000	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(c)	64,275
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(c)	16,194
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.625% due 1/15/24	107,967
	Broadcom Inc., Company Guaranteed Notes:
200,000	4.700% due 4/15/25	228,898
795,000	3.150% due 11/15/25	866,022
200,000	4.250% due 4/15/26	228,376
250,000	4.750% due 4/15/29	297,588
100,000	5.000% due 4/15/30	120,984
100,000	4.300% due 11/15/32	119,284
75,000	BY Crown Parent LLC/BY Bond Finance Inc., Senior Secured Notes, 4.250% due 1/31/26(c)	77,062
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(c)	47,081
60,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(c)	57,000
	Dell International LLC/EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(c)	110,641
250,000	6.020% due 6/15/26(c)	303,482
100,000	5.300% due 10/1/29(c)	120,801
100,000	8.100% due 7/15/36(c)	144,004
	Dun & Bradstreet Corp.:
92,000	Company Guaranteed Notes, 10.250% due 2/15/27(c)	103,270
60,000	Senior Secured Notes, 6.875% due 8/15/26(c)	64,275
150,000	DXC Technology Co., Senior Unsecured Notes, 4.750% due 4/15/27	169,003
	Fiserv Inc., Senior Unsecured Notes:
200,000	3.200% due 7/1/26	224,229
250,000	3.500% due 7/1/29	286,226
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
250,000	2.250% due 4/1/23	259,000
150,000	6.200% due 10/15/35	191,963
100,000	HP Inc., Senior Unsecured Notes, 6.000% due 9/15/41	128,209

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology - 1.0% - (continued)
	Intel Corp., Senior Unsecured Notes:
$500,000	2.700% due 12/15/22	$524,374
50,000	3.400% due 3/25/25	55,678
250,000	4.100% due 5/19/46	323,002
250,000	4.750% due 3/25/50	353,072
350,000	3.100% due 2/15/60	391,631
	International Business Machines Corp., Senior Unsecured Notes:
250,000	2.500% due 1/27/22	256,379
100,000	3.300% due 5/15/26	112,726
250,000	3.300% due 1/27/27	280,988
100,000	1.700% due 5/15/27	103,721
250,000	3.500% due 5/15/29	289,191
200,000	1.950% due 5/15/30	206,706
100,000	4.000% due 6/20/42	126,832
100,000	4.250% due 5/15/49	132,812
125,000	KLA Corp., Senior Unsecured Notes, 4.650% due 11/1/24	142,149
	Lam Research Corp., Senior Unsecured Notes:
100,000	4.000% due 3/15/29	119,926
100,000	1.900% due 6/15/30	103,956
	Micron Technology Inc., Senior Unsecured Notes:
800,000	2.497% due 4/24/23	835,409
100,000	5.327% due 2/6/29	122,402
	Microsoft Corp., Senior Unsecured Notes:
100,000	2.400% due 2/6/22	102,420
250,000	2.875% due 2/6/24	268,284
400,000	3.125% due 11/3/25	446,943
250,000	3.300% due 2/6/27	285,328
250,000	3.450% due 8/8/36	309,159
550,000	2.525% due 6/1/50	589,013
150,000	3.950% due 8/8/56	206,106
410,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	426,999
	NVIDIA Corp., Senior Unsecured Notes:
100,000	2.850% due 4/1/30	112,078
100,000	3.500% due 4/1/50	121,570
200,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 3.400% due 5/1/30(c)	225,322
	Oracle Corp., Senior Unsecured Notes:
100,000	2.950% due 11/15/24	108,482
100,000	2.650% due 7/15/26	109,074
400,000	2.950% due 4/1/30	448,795
250,000	3.850% due 7/15/36	303,632
100,000	3.600% due 4/1/40	116,690
250,000	4.000% due 7/15/46	305,588
200,000	4.000% due 11/15/47	244,415
840,000	3.600% due 4/1/50	977,400
100,000	3.850% due 4/1/60	122,945
	QUALCOMM Inc., Senior Unsecured Notes:
209,000	1.300% due 5/20/28(c)	209,870
100,000	4.650% due 5/20/35	134,769
100,000	4.300% due 5/20/47	135,889
10,000	Rackspace Technology Global Inc., Senior Unsecured Notes, 5.375% due 12/1/28(c)	10,452
80,000	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(c)	55,600
60,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(c)	63,300
200,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.125% due 1/15/31(c)	225,500

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology - 1.0% - (continued)
$40,000	ServiceNow Inc., Senior Unsecured Notes, 1.400% due 9/1/30	$38,929
350,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Unsecured Notes, 6.750% due 6/1/25(c)	358,750
100,000	Texas Instruments Inc., Senior Unsecured Notes, 3.875% due 3/15/39	126,107
200,000	VMware Inc., Senior Unsecured Notes, 3.900% due 8/21/27	224,491
	Total Technology	22,183,899
Utilities - 1.5%
510,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	580,900
1,300,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	1,326,000
	AES Gener SA, Junior Subordinated Notes:
900,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(b)(c)	968,382
300,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(b)	322,794
200,000	6.350% (5-Year CMT Index + 4.917%) due 10/7/79(b)(c)	213,000
400,000	AES Panama Generation Holdings SRL, Senior Secured Notes, 4.375% due 5/31/30(c)	432,000
65,000	Ameren Corp., Senior Unsecured Notes, 2.500% due 9/15/24	69,128
50,000	Ameren Illinois Co., 1st Mortgage Notes, 3.700% due 12/1/47	61,587
	American Water Capital Corp., Senior Unsecured Notes:
250,000	3.750% due 9/1/28	292,775
50,000	4.150% due 6/1/49	65,730
100,000	Arizona Public Service Co., Senior Unsecured Notes, 4.250% due 3/1/49	127,094
	Atmos Energy Corp., Senior Unsecured Notes:
100,000	4.125% due 3/15/49	129,922
65,000	3.375% due 9/15/49	75,671
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	299,367
150,000	5.150% due 11/15/43	208,976
100,000	4.450% due 1/15/49	134,876
50,000	4.250% due 10/15/50(c)	65,323
85,000	Black Hills Corp., Senior Unsecured Notes, 3.050% due 10/15/29	92,868
	Calpine Corp.:
	Senior Unsecured Notes:
60,000	5.125% due 3/15/28(c)	63,072
75,000	4.625% due 2/1/29(c)	77,438
95,000	Senior Secured Notes, 4.500% due 2/15/28(c)	98,088
	CenterPoint Energy Inc., Senior Unsecured Notes:
250,000	3.850% due 2/1/24	273,748
100,000	3.700% due 9/1/49	114,427
135,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(c)	144,777
	Commonwealth Edison Co., 1st Mortgage Notes:
75,000	3.750% due 8/15/47	92,304
75,000	4.000% due 3/1/48	95,501
50,000	3.200% due 11/15/49	56,530
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
250,000	3.950% due 3/1/43	298,218
100,000	4.125% due 5/15/49	125,545
100,000	3.950% due 4/1/50	123,118
	Consumers Energy Co., 1st Mortgage Notes:
200,000	3.800% due 11/15/28	236,242
100,000	3.100% due 8/15/50	115,664
50,000	Dominion Energy Inc., Senior Unsecured Notes, 4.600% due 3/15/49	67,747
100,000	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 5.100% due 6/1/65	157,407
100,000	DTE Electric Co., General and Refunding Mortgage Bonds, 3.750% due 8/15/47	124,055
100,000	DTE Energy Co., Senior Unsecured Notes, 2.950% due 3/1/30	109,310

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 1.5% - (continued)
	Duke Energy Corp., Senior Unsecured Notes:
$1,735,000	2.650% due 9/1/26	$1,887,709
350,000	3.750% due 9/1/46	417,249
	Duke Energy Progress LLC, 1st Mortgage Notes:
250,000	6.300% due 4/1/38	384,126
100,000	4.200% due 8/15/45	128,804
75,000	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 3.900% due 11/15/49	87,760
221,700	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	221,423
900,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	748,395
200,000	ENN Energy Holdings Ltd., Senior Unsecured Notes, 3.250% due 7/24/22	205,476
250,000	Entergy Corp., Senior Unsecured Notes, 2.800% due 6/15/30	271,768
200,000	Entergy Louisiana LLC, Collateral Trust, 4.000% due 3/15/33	250,072
	Essential Utilities Inc., Senior Unsecured Notes:
100,000	2.704% due 4/15/30	107,625
815,000	3.351% due 4/15/50	909,177
250,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	271,422
100,000	Eversource Energy, Senior Unsecured Notes, 2.900% due 10/1/24	107,944
100,000	Exelon Corp., Senior Unsecured Notes, 4.700% due 4/15/50	134,980
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	517,527
	FirstEnergy Corp., Senior Unsecured Notes:
100,000	3.900% due 7/15/27	110,503
50,000	4.850% due 7/15/47	60,476
100,000	3.400% due 3/1/50	95,802
	Florida Power & Light Co., 1st Mortgage Notes:
250,000	3.125% due 12/1/25	277,600
100,000	3.700% due 12/1/47	124,648
150,000	3.950% due 3/1/48	195,978
50,000	3.150% due 10/1/49	59,043
	Georgia Power Co., Senior Unsecured Notes:
100,000	2.200% due 9/15/24	105,346
200,000	3.250% due 3/30/27	218,635
100,000	4.300% due 3/15/42	125,329
200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(c)	207,330
751,200	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(c)	878,716
100,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	112,671
	Minejesa Capital BV, Senior Secured Notes:
400,000	4.625% due 8/10/30	426,000
500,000	5.625% due 8/10/37	528,750
255,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(c)	349,343
	National Rural Utilities Cooperative Finance Corp., Collateral Trust:
250,000	3.050% due 2/15/22	256,651
50,000	4.300% due 3/15/49	66,008
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
845,000	2.750% due 5/1/25	915,558
125,000	3.550% due 5/1/27	142,486
	NiSource Inc., Senior Unsecured Notes:
150,000	3.490% due 5/15/27	168,656
100,000	4.375% due 5/15/47	128,314
	Northern States Power Co., 1st Mortgage Notes:
150,000	3.600% due 5/15/46	183,224
100,000	3.600% due 9/15/47	123,813
200,000	NRG Energy Inc., Senior Unsecured Notes, 3.625% due 2/15/31(c)	207,500
	NSTAR Electric Co., Senior Unsecured Notes:
150,000	3.250% due 5/15/29	172,194
100,000	3.950% due 4/1/30	121,282

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 1.5% - (continued)
$50,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	$62,858
	Oncor Electric Delivery Co. LLC, Senior Secured Notes:
100,000	5.300% due 6/1/42	143,173
100,000	3.100% due 9/15/49	114,197
	Pacific Gas & Electric Co., 1st Mortgage Notes:
200,000	3.150% due 1/1/26	211,297
510,000	2.500% due 2/1/31	513,624
100,000	4.500% due 7/1/40	112,168
200,000	4.950% due 7/1/50	235,340
100,000	3.500% due 8/1/50	100,018
50,000	PacifiCorp, 1st Mortgage Notes, 4.150% due 2/15/50	65,295
850,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	699,763
220,000	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(c)	235,400
250,000	PECO Energy Co., 1st Ref Notes, 4.150% due 10/1/44	320,385
75,000	PG&E Corp., Senior Secured Notes, 5.000% due 7/1/28	80,063
140,000	Pike Corp., Senior Unsecured Notes, 5.500% due 9/1/28(c)	146,650
	PPL Capital Funding Inc., Company Guaranteed Notes:
100,000	3.400% due 6/1/23	106,429
250,000	3.100% due 5/15/26	277,776
250,000	4.125% due 4/15/30	296,467
50,000	PPL Electric Utilities Corp., 1st Mortgage Notes, 3.000% due 10/1/49	55,530
	Public Service Electric & Gas Co., 1st Mortgage Notes:
200,000	3.200% due 5/15/29	228,300
100,000	4.050% due 5/1/48	131,693
100,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 2.650% due 11/15/22	104,229
150,000	Puget Sound Energy Inc., 1st Mortgage Notes, 4.223% due 6/15/48	192,797
100,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 6.000% due 6/1/39	146,079
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	136,722
	Southern California Edison Co., 1st Ref Notes:
125,000	4.050% due 3/15/42	141,199
250,000	4.000% due 4/1/47	297,565
	Southern California Gas Co., 1st Mortgage Notes:
150,000	3.150% due 9/15/24	163,972
100,000	3.950% due 2/15/50	124,255
	Southern Co., Senior Unsecured Notes:
810,000	3.700% due 4/30/30	940,810
150,000	4.400% due 7/1/46	193,745
150,000	Southern Co. Gas Capital Corp, Company Guaranteed Notes, 4.400% due 5/30/47	186,622
	Southwestern Electric Power Co., Senior Unsecured Notes:
250,000	3.900% due 4/1/45	289,229
100,000	3.850% due 2/1/48	116,018
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	129,787
362,800	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	403,722
300,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	315,918
500,000	State Grid Overseas Investment 2016 Ltd., Company Guaranteed Notes, 3.750% due 5/2/23	533,390
200,000	State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	197,714
50,000	Union Electric Co., 1st Mortgage Notes, 3.250% due 10/1/49	56,529
	Virginia Electric & Power Co., Senior Unsecured Notes:
100,000	2.950% due 1/15/22	102,210
150,000	3.500% due 3/15/27	171,769
250,000	4.000% due 1/15/43	315,593

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - 1.5% - (continued)
$50,000	Washington Gas Light Co., Senior Unsecured Notes, 3.650% due 9/15/49	$58,509
150,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 3.000% due 7/1/29	170,536
50,000	Wisconsin Public Service Corp., Senior Unsecured Notes, 3.300% due 9/1/49	56,686
	Total Utilities	30,534,928
	TOTAL CORPORATE BONDS & NOTES (Cost - $378,800,466)	405,679,742
ASSET-BACKED SECURITIES - 8.3%
	522 Funding CLO I Ltd.:
500,000	Series 2018-3A, Class A, 1.448% (3-Month USD-LIBOR + 1.230%) due 10/20/31(b)(c)	496,439
500,000	Series 2019-5A, Class A1, 1.627% (3-Month USD-LIBOR + 1.390%) due 1/15/33(b)(c)	500,680
1,834,442	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(c)	1,732,805
1,798,122	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(c)	1,702,251
500,000	AGL Core CLO 5 Ltd., Series 2020-5A, Class B, 3.079% (3-Month USD-LIBOR + 2.780%) due 7/20/30(b)(c)	502,553
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 2.087% (3-Month USD-LIBOR + 1.850%) due 10/15/29(b)(c)	498,437
500,000	Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.820% due 3/18/24	525,831
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(c)	4,009,306
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 1.722% (3-Month USD-LIBOR + 1.500%) due 1/28/31(b)(c)	987,078
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 2.037% (3-Month USD-LIBOR + 1.800%) due 4/15/31(b)(c)	475,861
1,000,000	Bain Capital Credit CLO Ltd., Series 2019-3A, Class B2, 2.079% (3-Month USD-LIBOR + 1.870%) due 10/21/32(b)(c)	991,247
1,971,667	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(c)	1,983,709
991,833	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.267% (3-Month USD-LIBOR + 1.050%) due 7/27/31(b)(c)	984,394
	Carrington Mortgage Loan Trust:
2,536,215	Series 2006-NC4, Class A3, 0.310% (1-Month USD-LIBOR + 0.160%) due 10/25/36(b)	2,421,730
6,219,382	Series 2007-RFC1, Class A3, 0.290% (1-Month USD-LIBOR + 0.140%) due 12/25/36(b)	5,885,296
1,492,210	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(c)	1,410,096
1,000,000	CFIP CLO Ltd., Series 2014-1A, Class AR, 1.544% (3-Month USD-LIBOR + 1.320%) due 7/13/29(b)(c)	995,000
1,000,000	CIFC Funding Ltd., Series 2020-1A, Class B, 2.537% (3-Month USD-LIBOR + 2.300%) due 7/15/32(b)(c)	1,002,177
600,000	Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6, 3.210% due 12/7/24	635,127
1,394,000	CLNC Ltd., Series 2019-FL1, Class A, 1.400% (1-Month USD-LIBOR + 1.250%) due 8/20/35(b)(c)	1,370,319
5,466,984	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 0.390% (1-Month USD-LIBOR + 0.240%) due 5/25/36(b)	4,474,213
7,105,927	CSMC Trust, Series 2018-RPL8, Class A1, 4.125% due 7/25/58(b)(c)	7,134,296
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 1.558% (3-Month USD-LIBOR + 1.340%) due 7/20/30(b)(c)	1,000,134
1,000,000	Elevation CLO Ltd., Series 2014-2A, Class A1R, 1.467% (3-Month USD-LIBOR + 1.230%) due 10/15/29(b)(c)	993,550
6,923,550	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 0.290% (1-Month USD-LIBOR + 0.140%) due 3/25/37(b)	4,814,471
800,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class B, 1.821% (3-Month USD-LIBOR + 1.600%) due 5/15/30(b)(c)	792,711
500,000	Fort Washington CLO, Series 2019-1A, Class A, 1.638% (3-Month USD-LIBOR + 1.420%) due 10/20/32(b)(c)	500,086
982,397	Global SC Finance VII Srl, Series 2020-1A, Class A, 2.170% due 10/17/40(c)	985,829

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.3% (continued)
$320,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800% due 7/20/23	$321,995
53,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490% due 12/16/24	53,911
1,000,000	Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, 1.607% (3-Month USD-LIBOR + 1.370%) due 4/15/33(b)(c)	1,001,095
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 1.568% (3-Month USD-LIBOR + 1.350%) due 1/20/33(b)(c)	995,012
1,000,000	Series 2019-1A, Class B1, 2.418% (3-Month USD-LIBOR + 2.200%) due 1/20/33(b)(c)	999,425
4,224,725	Helios Issuer LLC, Series 2017-1A, Class A, 4.940% due 9/20/49(c)	4,446,757
4,828,860	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(c)	4,600,714
	Invitation Homes Trust:
2,240,000	Series 2018-SFR1, Class C, 1.386% (1-Month USD-LIBOR + 1.250%) due 3/17/37(b)(c)	2,249,444
1,425,000	Series 2018-SFR1, Class D, 1.586% (1-Month USD-LIBOR + 1.450%) due 3/17/37(b)(c)	1,423,228
967,500	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(c)	997,347
1,000,000	LCM XV LP, Series 15A, Class DR, 3.918% (3-Month USD-LIBOR + 3.700%) due 7/20/30(b)(c)	971,902
428,610	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(c)	433,448
1,237,000	LoanCore Issuer Ltd., Series 2019-CRE2, Class AS, 1.641% (1-Month USD-LIBOR + 1.500%) due 5/15/36(b)(c)	1,215,352
21,019,038	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 0.340% (1-Month USD-LIBOR + 0.190%) due 3/25/46(b)	9,782,437
500,000	Madison Park Funding XXV Ltd., Series 2017-25A, Class A2, 1.965% (3-Month USD-LIBOR + 1.750%) due 4/25/29(b)(c)	497,061
469,951	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 1.542% (3-Month USD-LIBOR + 1.320%) due 10/28/25(b)(c)	469,262
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 1.548% (3-Month USD-LIBOR + 1.330%) due 1/20/32(b)(c)	996,097
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 1.468% (3-Month USD-LIBOR + 1.250%) due 10/20/30(b)(c)	994,700
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 1.495% (3-Month USD-LIBOR + 1.280%) due 7/25/29(b)(c)	996,170
492,590	Northwoods Capital XI-B Ltd., Series 2018-11BA, Class A1, 1.318% (3-Month USD-LIBOR + 1.100%) due 4/19/31(b)(c)	483,969
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.491% (3-Month USD-LIBOR + 1.270%) due 11/15/30(b)(c)	973,929
1,000,000	OFSI Fund IX Ltd., Series 2018-1A, Class A, 1.387% (3-Month USD-LIBOR + 1.150%) due 7/15/31(b)(c)	990,376
12,715,698	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 0.340% (1-Month USD-LIBOR + 0.190%) due 7/25/37(b)	11,508,309
	Pretium Mortgage Credit Partners I LLC:
925,971	Series 2019-CFL1, Class A1, step bond to yield, 3.721% due 1/25/59(c)	924,964
4,621,341	Series 2020-NPL2, Class A1, step bond to yield, 3.721% due 2/27/60(c)	4,624,355
2,098,517	Series 2020-NPL3, Class A1, step bond to yield, 3.105% due 6/27/60(c)	2,098,947
2,853,179	PRPM LLC, Series 2019-3A, Class A1, step bond to yield, 3.351% due 7/25/24(c)	2,858,008
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 1.868% (3-Month USD-LIBOR + 1.650%) due 7/17/31(b)(c)	984,990
1,000,000	Rockford Tower CLO Ltd., Series 2017-3A, Class A, 1.408% (3-Month USD-LIBOR + 1.190%) due 10/20/30(b)(c)	994,701
25,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110% due 12/15/25	26,726
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(c)	1,054,626

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 8.3% (continued)
$500,000	Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class A, 1.597% (3-Month USD-LIBOR + 1.360%) due 4/15/30(b)(c)	$499,552
500,000	Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, 1.395% (3-Month USD-LIBOR + 1.180%) due 10/26/31(b)(c)	494,150
	Steele Creek CLO Ltd.:
1,000,000	Series 2015-1A, Class AR, 1.473% (3-Month USD-LIBOR + 1.260%) due 5/21/29(b)(c)	989,939
1,000,000	Series 2016-1A, Class AR, 1.370% (3-Month USD-LIBOR + 1.120%) due 6/15/31(b)(c)	987,039
5,813,952	Structured Asset Investment Loan Trust, Series 2005-5, Class M5, 1.125% (1-Month USD-LIBOR + 0.975%) due 6/25/35(b)	5,642,983
1,951,154	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(c)	2,050,592
1,000,000	Symphony CLO XV Ltd., Series 2014-15A, Class AR2, 1.478% (3-Month USD-LIBOR + 1.260%) due 1/17/32(b)(c)	996,500
1,960,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318% due 11/25/48(c)	1,990,321
1,000,000	THL Credit Wind River CLO Ltd., Series 2014-2A, Class AR, 1.377% (3-Month USD-LIBOR + 1.140%) due 1/15/31(b)(c)	988,947
1,394,000	TRTX Issuer Ltd., Series 2019-FL3, Class AS, 1.594% (1-Month USD-LIBOR + 1.450%) due 10/15/34(b)(c)	1,378,387
2,000,000	Upgrade Receivables Trust, Series 2019-1A, Class C, 5.150% due 3/15/25(c)	2,017,189
1,750,000	Venture 32 CLO Ltd., Series 2018-32A, Class A1, 1.318% (3-Month USD-LIBOR + 1.100%) due 7/18/31(b)(c)	1,727,500
993,913	Venture XV CLO Ltd., Series 2013-15A, Class A1R2, 1.607% (3-Month USD-LIBOR + 1.370%) due 7/15/32(b)(c)	979,373
	Vericrest Opportunity Loan Trust:
1,103,951	Series 2019-NPL2, Class A1, step bond to yield, 3.967% due 2/25/49(c)	1,106,036
3,707,583	Series 2020-NPL5, Class A1A, step bond to yield, 2.982% due 3/25/50(c)	3,709,495
500,000	Vibrant CLO X Ltd., Series 2018-10A, Class A1, 1.418% (3-Month USD-LIBOR + 1.200%) due 10/20/31(b)(c)	497,065
1,868,315	VOLT LXXX LLC, Series 2019-NPL6, Class A1A, step bond to yield, 3.228% due 10/25/49(c)	1,870,237
8,262,194	VOLT LXXXV LLC, Series 2020-NPL1, Class A1A, step bond to yield, 3.228% due 1/25/50(c)	8,282,772
4,612,497	VOLT LXXXVII LLC, Series 2020-NPL3, Class A1A, step bond to yield, 2.981% due 2/25/50(c)	4,613,309
9,294,422	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE4, Class 1A, 0.320% (1-Month USD-LIBOR + 0.170%) due 7/25/47(b)	7,635,466
12,311,855	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 0.305% (1-Month USD-LIBOR + 0.155%) due 8/25/36(b)	11,617,384
	Wellfleet CLO Ltd.:
1,000,000	Series 2017-3A, Class A1, 1.368% (3-Month USD-LIBOR + 1.150%) due 1/17/31(b)(c)	990,433
500,000	Series 2018-2A, Class A1, 1.418% (3-Month USD-LIBOR + 1.200%) due 10/20/31(b)(c)	496,436
1,000,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(c)	1,005,989
4,000,000	York CLO-6 Ltd., Series 2019-1A, Class A1, 1.566% (3-Month USD-LIBOR + 1.350%) due 7/22/32(b)(c)	3,996,000
976,384	Zais CLO 5 Ltd., Series 2016-2A, Class A1, 1.767% (3-Month USD-LIBOR + 1.530%) due 10/15/28(b)(c)	971,075
	TOTAL ASSET-BACKED SECURITIES (Cost - $176,500,671)	178,309,052
SENIOR LOANS(b) - 1.9%
247,935	1011778 B.C. Unlimited Liability Co., 1.896% (1-Month USD-LIBOR + 0.175%) due 11/19/26	240,730
212,395	Access CIG LLC, 3.975% (3-Month USD-LIBOR + 0.375%) due 2/27/25	207,837
153,741	Acrisure LLC, 3.646% (1-Month USD-LIBOR + 0.350%) due 2/15/27	150,346

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.9% (continued)
$34,907	Advanced Drainage Systems Inc., 2.438% (1-Month USD-LIBOR + 0.225%) due 7/31/26	$34,820
242,404	Agiliti Health Inc., 3.188% (1-Month USD-LIBOR + 0.300%) due 1/4/26	238,768
126,032	Air Methods Corp., 4.500% (3-Month USD-LIBOR + 0.350%) due 4/22/24	117,479
154,250	Aldevron LLC, 5.250% (1-Month USD-LIBOR + 0.425%) due 10/12/26	154,250
251,215	Alera Group Intermediate Holdings Inc., 4.500% (1-Month USD-LIBOR + 0.400%) due 8/1/25	246,191
238,253	AlixPartners LLP, 2.646% (1-Month USD-LIBOR + 0.250%) due 4/4/24	233,280
50,000	Alliance Laundry Systems LLC, 4.250% (3-Month USD-LIBOR + 0.350%) due 10/8/27	49,854
108,625	Alliant Holdings Intermediate LLC, 3.393% (1-Month USD-LIBOR + 0.325%) due 5/9/25	105,834
243,163	Allied Universal Holdco LLC, 4.396% (1-Month USD-LIBOR + 0.425%) due 7/10/26	241,460
206,337	Alterra Mountain Co., 2.896% (1-Month USD-LIBOR + 0.275%) due 7/31/24	199,631
251,219	Altice France SA, 4.237% (3-Month USD-LIBOR + 0.400%) due 8/14/26	247,639
24,938	Amentum Government Services Holdings LLC, 3.646% (1-Month USD-LIBOR + 0.350%) due 1/29/27	24,408
	American Airlines Inc.:
44,235	2.141% (1-Month USD-LIBOR + 0.200%) due 12/15/23	39,092
25,000	1.896% (1-Month USD-LIBOR + 0.175%) due 1/29/27	20,985
45,000	American Residential Services LLC, 4.250% (3-Month USD-LIBOR + 0.350%) due 10/15/27	44,522
72,243	American Tire Distributors Inc., 8.500% (3-Month USD-LIBOR + 0.750%) due 9/2/24	65,122
155,000	Ancestry.com Operations Inc., due 11/24/27(e)(j)	154,419
243,230	Applied Systems Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 9/19/24	242,208
	Aramark Intermediate HoldCo Corp.:
135,000	1.896% (1-Month USD-LIBOR + 0.175%) due 3/11/25	130,540
59,700	1.896% (1-Month USD-LIBOR + 0.175%) due 1/15/27	57,775
252,236	Ascend Learning LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 7/12/24	248,515
120,000	Asplundh Tree Expert LLC, 2.638% (1-Month USD-LIBOR + 0.250%) due 9/7/27	120,107
247,667	AssuredPartners Inc., 3.646% (1-Month USD-LIBOR + 0.350%) due 2/12/27	242,520
	Asurion LLC:
281,799	3.146% (1-Month USD-LIBOR + 0.300%) due 11/3/23	278,688
131,993	6.646% (1-Month USD-LIBOR + 0.650%) due 8/4/25	132,709
120,955	athenahealth Inc., 4.750% (3-Month USD-LIBOR + 0.450%) due 2/11/26	120,048
	Avantor Funding Inc.:
53,838	3.250% (1-Month USD-LIBOR + 0.225%) due 11/21/24	53,771
85,000	0.000% (1-Month USD-LIBOR + 0.250%) due 11/8/27	84,894
	Avaya Inc.:
75,900	4.391% (1-Month USD-LIBOR + 0.425%) due 12/15/24	75,768
94,286	4.391% (1-Month USD-LIBOR + 0.425%) due 12/15/27	93,010
121,560	Aventiv Technologies LLC, 5.500% (3-Month USD-LIBOR + 0.450%) due 11/1/24	107,262
251,085	Axalta Coating Systems Dutch Holding B BV, 1.970% (3-Month USD-LIBOR + 0.175%) due 6/1/24	246,536
120,768	Azalea TopCo Inc., 3.714% (3-Month USD-LIBOR + 0.350%) due 7/24/26	117,779
168,400	Bass Pro Group LLC, 5.750% (3-Month USD-LIBOR + 0.500%) due 9/25/24	168,220
	Bausch Health Cos., Inc.:
78,481	3.143% (1-Month USD-LIBOR + 0.300%) due 6/2/25	77,500
144,000	2.893% (1-Month USD-LIBOR + 0.275%) due 11/27/25	141,660
77,000	BellRing Brands LLC, 6.000% (1-Month USD-LIBOR + 0.500%) due 10/21/24	77,192
230,242	Berry Global Inc., 2.128% (1-Month USD-LIBOR + 0.200%) due 7/1/26	225,978
148,662	BJ's Wholesale Club Inc., 2.140% (1-Month USD-LIBOR + 0.200%) due 2/3/24	148,048
143,088	Blackhawk Network Holdings Inc., 3.146% (1-Month USD-LIBOR + 0.300%) due 6/15/25	136,947
133,064	Blackstone CQP Holdco LP, 3.725% (3-Month USD-LIBOR + 0.350%) due 9/30/24	131,449
166,042	Boxer Parent Co., Inc., 4.396% (1-Month USD-LIBOR + 0.425%) due 10/2/25	163,998
173,922	Brand Energy & Infrastructure Services Inc., 5.250% (3-Month USD-LIBOR + 0.425%) due 6/21/24	166,617
125,841	Brazos Delaware II LLC, 4.146% (1-Month USD-LIBOR + 0.400%) due 5/21/25	101,751

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.9% (continued)
$92,557	Bright Bidco BV, 4.500% (3-Month USD-LIBOR + 0.350%) due 6/30/24	$50,791
115,287	Brookfield WEC Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.300%) due 8/1/25	114,080
164,175	Buckeye Partners LP, 2.899% (1-Month USD-LIBOR + 0.275%) due 11/1/26	162,656
114,713	BY Crown Parent LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 2/2/26	113,565
85,000	Cablevision Lightpath LLC, due 9/29/27(j)	84,469
	Caesars Resort Collection LLC:
212,812	2.896% (1-Month USD-LIBOR + 0.275%) due 12/23/24	205,710
100,000	4.646% (1-Month USD-LIBOR + 0.450%) due 7/21/25	98,984
	Calpine Corp.:
283,076	2.400% (1-Month USD-LIBOR + 0.225%) due 4/5/26	279,928
14,850	2.146% (1-Month USD-LIBOR + 0.200%) due 8/12/26	14,625
95,000	Cambium Learning Group Inc., 4.720% (3-Month USD-LIBOR + 0.450%) due 12/18/25	93,100
	Camelot U.S. Acquisition 1 Co.:
243,163	3.146% (1-Month USD-LIBOR + 0.300%) due 10/30/26	240,001
10,000	4.000% (1-Month USD-LIBOR + 0.300%) due 10/30/26	9,958
59,850	Carnival Corp., 8.500% (1-Month USD-LIBOR + 0.750%) due 6/30/25	61,795
258,937	Castle US Holding Corp., 3.970% (3-Month USD-LIBOR + 0.375%) due 1/29/27	249,592
81,290	Catalent Pharma Solutions Inc., 3.250% (1-Month USD-LIBOR + 0.225%) due 5/18/26	81,188
174,129	Cengage Learning Inc., 5.250% (3-Month USD-LIBOR + 0.425%) due 6/7/23	161,578
243,250	CenturyLink Inc., 2.396% (1-Month USD-LIBOR + 0.225%) due 3/15/27	237,599
230,525	Change Healthcare Holdings LLC, 3.500% (3-Month USD-LIBOR + 0.250%) due 3/1/24	228,250
125,000	Charter Nex US Holdings Inc., due 11/24/27(j)	124,688
78,291	Charter NEX US Inc., 3.396% (1-Month USD-LIBOR + 0.325%) due 5/16/24	78,017
243,741	CHG Healthcare Services Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 6/7/23	240,633
203,767	CHG PPC Parent LLC, 2.896% (1-Month USD-LIBOR + 0.275%) due 3/31/25	199,437
65,039	Cincinnati Bell Inc., 4.250% (1-Month USD-LIBOR + 0.325%) due 10/2/24	64,981
232,552	Clarios Global LP, due 4/30/26(j)	229,810
24,750	Clear Channel Outdoor Holdings Inc., 3.714% (2-Month USD-LIBOR + 0.350%) due 8/21/26	23,265
76,831	ClubCorp Holdings Inc., 2.970% (3-Month USD-LIBOR + 0.275%) due 9/18/24	68,025
90,000	CNT Holdings I Corp., 4.500% (3-Month USD-LIBOR + 0.375%) due 11/8/27	89,164
183,830	Compass Power Generation LLC, 4.500% (1-Month USD-LIBOR + 0.350%) due 12/20/24	181,877
64,675	Connect Finco SARL, 5.500% (1-Month USD-LIBOR + 0.450%) due 12/11/26	64,500
100,000	Conservice Midco LLC, 4.470% (3-Month USD-LIBOR + 0.425%) due 5/13/27	98,531
40,000	Consolidated Communications Inc., 5.750% (1-Month USD-LIBOR + 0.475%) due 10/2/27	39,965
156,789	CornerStone OnDemand Inc., 4.396% (1-Month USD-LIBOR + 0.425%) due 4/22/27	156,593
130,000	CP Atlas Buyer Inc., due 11/23/27(j)	129,717
	CSC Holdings LLC:
15,504	2.389% (1-Month USD-LIBOR + 0.225%) due 7/17/25	15,094
54,038	2.389% (1-Month USD-LIBOR + 0.225%) due 1/15/26	52,563
168,303	2.639% (1-Month USD-LIBOR + 0.250%) due 4/15/27	164,215
111,288	CSM Bakery Solutions Ltd., 7.250% (3-Month USD-LIBOR + 0.625%) due 1/4/22	109,341
240,929	Cvent Inc., 3.896% (1-Month USD-LIBOR + 0.375%) due 11/29/24	227,376
39,585	Cyanco Intermediate 2 Corp., 0.000% (1-Month USD-LIBOR + 0.350%) due 3/16/25	38,764
101,972	Cyxtera DC Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 5/1/24	94,261
124,375	DCert Buyer Inc., 6.146% (1-Month USD-LIBOR + 0.600%) due 10/16/26	123,261
14,888	Dealer Tire LLC, 4.396% (1-Month USD-LIBOR + 0.425%) due 12/12/25	14,739
284,350	Deerfield Dakota Holding LLC, due 4/9/27(j)	283,196
234,979	Dell International LLC, 2.750% (1-Month USD-LIBOR + 0.200%) due 9/19/25	234,432
200,214	Dentalcorp Health Services ULC, 4.750% (1-Month USD-LIBOR + 0.375%) due 6/6/25	194,542
69,291	Dhanani Group Inc., 3.896% (1-Month USD-LIBOR + 0.375%) due 7/20/25	66,910
218,153	Diamond BC BV, 3.214% (3-Month USD-LIBOR + 0.300%) due 9/6/24	213,290

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.9% (continued)
$59,524	Diamond Sports Group LLC, 3.400% (1-Month USD-LIBOR + 0.325%) due 8/24/26	$49,405
274,701	Dun & Bradstreet Corp., due 2/6/26(j)	272,770
	Dynasty Acquisition Co., Inc.:
108,987	3.720% (3-Month USD-LIBOR + 0.350%) due 4/6/26	101,494
110,185	Dynatrace LLC, 2.396% (1-Month USD-LIBOR + 0.225%) due 8/22/25	108,440
252,067	E.W. Scripps Co., 2.646% (1-Month USD-LIBOR + 0.250%) due 5/1/26	246,449
203,962	EAB Global Inc., 4.750% (3-Month USD-LIBOR + 0.375%) due 11/15/24	200,733
247,264	Edelman Financial Center LLC, 3.146% (1-Month USD-LIBOR + 0.300%) due 7/21/25	242,166
68,332	EG Group Ltd., 4.220% (3-Month USD-LIBOR + 0.400%) due 2/7/25	66,923
234,386	Elanco Animal Health Inc., 1.899% (1-Month USD-LIBOR + 0.175%) due 8/1/27	230,619
126,549	Envision Healthcare Corp., 3.896% (1-Month USD-LIBOR + 0.375%) due 10/10/25	102,835
77,637	ESH Hospitality Inc., 2.146% (1-Month USD-LIBOR + 0.200%) due 9/18/26	75,909
69,288	Excelitas Technologies Corp., 4.500% (3-Month USD-LIBOR + 0.350%) due 12/2/24	68,335
48,702	Exgen Renewables IV LLC, 4.000% (3-Month USD-LIBOR + 0.300%) due 11/28/24	48,555
209,312	Filtration Group Corp., 3.146% (1-Month USD-LIBOR + 0.300%) due 3/31/25	204,864
	Flex Acquisition Co., Inc.:
62,616	4.000% (1-Month USD-LIBOR + 0.300%) due 12/29/23	61,729
124,865	3.225% (3-Month USD-LIBOR + 0.300%) due 6/29/25	121,635
108,345	Flexera Software LLC, 4.250% (3-Month USD-LIBOR + 0.325%) due 2/26/25	107,431
152,558	Flutter Entertainment PLC, 3.720% (3-Month USD-LIBOR + 0.350%) due 7/10/25	152,828
250,000	Formula One Management Ltd., 3.500% (1-Month USD-LIBOR + 0.250%) due 2/1/24	242,985
49,353	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 10/25/23	49,098
249,375	Froneri International Ltd., 2.396% (1-Month USD-LIBOR + 0.225%) due 1/29/27	243,181
52,223	Frontdoor Inc., 2.688% (1-Month USD-LIBOR + 0.250%) due 8/16/25	51,701
65,184	Frontera Generation Holdings LLC, 5.250% (3-Month USD-LIBOR + 0.425%) due 5/2/25	17,437
60,000	Frontier Communications Corp., due 10/8/21(j)	59,925
210,000	Garda World Security Corp., 4.910% (1-Month USD-LIBOR + 0.475%) due 10/30/26	209,212
39,693	Gates Global LLC, 3.750% (1-Month USD-LIBOR + 0.275%) due 4/1/24	39,296
238,800	Genesee & Wyoming Inc., 2.220% (3-Month USD-LIBOR + 0.200%) due 12/30/26	236,861
227,007	Gentiva Health Services Inc., 3.438% (1-Month USD-LIBOR + 0.325%) due 7/2/25	225,400
122,096	Getty Images Inc., 4.688% (1-Month USD-LIBOR + 0.450%) due 2/19/26	117,632
100,000	GFL Environmental Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 5/30/25	99,732
	Go Daddy Operating Co. LLC:
245,937	1.896% (1-Month USD-LIBOR + 0.175%) due 2/15/24	242,029
144,638	2.646% (1-Month USD-LIBOR + 0.250%) due 8/10/27	144,034
247,667	GOBP Holdings Inc., 2.893% (1-Month USD-LIBOR + 0.275%) due 10/22/25	244,447
254,507	Golden Nugget Inc., 3.250% (2-Month USD-LIBOR + 0.250%) due 10/4/23	242,191
257,260	GoodRx Inc., 2.896% (1-Month USD-LIBOR + 0.275%) due 10/10/25	252,694
106,440	Graftech International Ltd., 4.500% (1-Month USD-LIBOR + 0.350%) due 2/12/25	105,553
135,000	Graham Packaging Co., Inc., 4.500% (1-Month USD-LIBOR + 0.375%) due 8/4/27	134,781
154,548	Granite US Holdings Corp., 5.470% (3-Month USD-LIBOR + 0.525%) due 9/30/26	150,104
245,924	Gray Television Inc., 2.649% (1-Month USD-LIBOR + 0.250%) due 1/2/26	242,039
	Greeneden U.S. Holdings I LLC:
242,295	3.398% (1-Month USD-LIBOR + 0.325%) due 12/1/23	241,762
5,000	due 10/8/27(j)	4,979
81,356	GTT Communications Inc., 2.970% (3-Month USD-LIBOR + 0.275%) due 5/31/25	62,759
91,850	Gulf Finance LLC, 6.250% (1-Month USD-LIBOR + 0.525%) due 8/25/23	66,630
170,000	Harbor Freight Tools USA Inc., 4.000% (1-Month USD-LIBOR + 0.325%) due 10/19/27	168,649
149,389	Hayward Industries Inc., due 8/5/24(j)	146,370
51,709	HD Supply Inc., 1.896% (1-Month USD-LIBOR + 0.175%) due 10/17/23	51,635
59,250	Hexion Inc., 3.730% (3-Month USD-LIBOR + 0.350%) due 7/1/26	58,287
208,528	H-Food Holdings LLC, 3.833% (1-Month USD-LIBOR + 0.369%) due 5/23/25	203,836
210,000	Hilton Worldwide Finance LLC, 1.900% (1-Month USD-LIBOR + 0.175%) due 6/22/26	204,767

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.9% (continued)
	Hyland Software Inc.:
$212,849	4.250% (1-Month USD-LIBOR + 0.350%) due 7/1/24	$211,653
40,125	7.750% (1-Month USD-LIBOR + 0.700%) due 7/7/25	40,325
233,538	IAA Inc., 2.438% (1-Month USD-LIBOR + 0.225%) due 6/28/26	230,618
106,904	iHeartCommunications Inc., 3.146% (1-Month USD-LIBOR + 0.300%) due 5/1/26	103,296
150,000	Illuminate Buyer LLC, 4.146% (1-Month USD-LIBOR + 0.400%) due 6/30/27	149,625
115,000	Infoblox Inc., due 10/7/27(j)	113,850
159,200	Informatica LLC, 3.396% (1-Month USD-LIBOR + 0.325%) due 2/25/27	156,414
44,775	Ingersoll-Rand Services Co., 1.896% (1-Month USD-LIBOR + 0.175%) due 3/1/27	43,879
	Intelsat Jackson Holdings SA:
27,629	5.775% (3-Month USD-LIBOR + 0.550%) due 7/13/22	28,182
245,000	8.000% (1-Month USD-LIBOR + 0.475%) due 11/27/23	247,722
207,821	ION Trading Technologies SARL, 5.000% (3-Month USD-LIBOR + 0.400%) due 11/21/24	204,660
	Iqvia Inc.:
171,899	1.896% (1-Month USD-LIBOR + 0.175%) due 1/17/25	169,482
84,454	1.970% (3-Month USD-LIBOR + 0.175%) due 6/11/25	83,240
	IRB Holding Corp.:
258,460	3.750% (3-Month USD-LIBOR + 0.275%) due 2/5/25	253,701
120,000	due 11/19/27(j)	119,050
253,127	IRI Holdings Inc., 4.396% (1-Month USD-LIBOR + 0.425%) due 12/1/25	249,277
247,639	Iron Mountain Information Management LLC, 1.896% (1-Month USD-LIBOR + 0.175%) due 1/2/26	241,653
	Ivanti Software Inc.:
110,000	due 11/22/27(j)	108,809
187,928	Jaguar Holding Co. I LLC, 3.500% (1-Month USD-LIBOR + 0.250%) due 8/18/22	187,498
255,296	JBS USA Lux SA, 2.146% (1-Month USD-LIBOR + 0.200%) due 5/1/26	251,262
250,530	KAR Auction Services Inc., 2.438% (1-Month USD-LIBOR + 0.225%) due 9/19/26	244,267
79,802	KBR Inc., 2.896% (1-Month USD-LIBOR + 0.275%) due 2/5/27	79,104
114,138	Kestrel Bidco Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 12/11/26	106,902
99,235	Kindred Healthcare LLC, 5.188% (1-Month USD-LIBOR + 0.500%) due 7/2/25	98,987
76,264	Klockner Pentaplast of America Inc., 5.250% (3-Month USD-LIBOR + 0.425%) due 6/30/22	75,196
211,749	Kronos Acquisition Intermediate Inc., 5.000% (1-Month USD-LIBOR + 0.400%) due 5/15/23	210,952
7,012	Lealand Finance Co. BV, 0.000% (1-Month USD-LIBOR + 0.400%) due 6/30/25	4,628
254,888	Level 3 Financing Inc., 1.896% (1-Month USD-LIBOR + 0.175%) due 3/1/27	248,697
135,438	Life Time Fitness Inc., 0.000% (3-Month USD-LIBOR + 0.275%) due 6/10/22	126,789
204,957	LifePoint Health Inc., 3.896% (1-Month USD-LIBOR + 0.375%) due 11/16/25	201,755
238,687	Lineage Logistics LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 2/27/25	237,195
34,979	Lions Gate Capital Holdings LLC, 2.397% (1-Month USD-LIBOR + 0.225%) due 3/24/25	33,973
85,000	LogMeIn Inc., 4.888% (1-Month USD-LIBOR + 0.475%) due 8/31/27	83,938
127,843	Lower Cadence Holdings LLC, 4.146% (1-Month USD-LIBOR + 0.400%) due 5/22/26	121,504
132,725	Lucid Energy Group II Borrower LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 2/17/25	122,970
36,667	Maravai Intermediate Holdings LLC, 5.250% (2-Month USD-LIBOR + 0.425%) due 10/19/27	36,713
	Mavis Tire Express Services Corp.:
110,000	due 3/20/25(j)	108,969
163,524	3.470% (3-Month USD-LIBOR + 0.325%) due 3/20/25	158,823
	MED ParentCo LP:
16,696	4.352% (1-Month USD-LIBOR + 0.425%) due 8/31/26	16,002
95,154	4.396% (1-Month USD-LIBOR + 0.425%) due 8/31/26	91,200
144,349	Messer Industries GmbH, 2.720% (3-Month USD-LIBOR + 0.250%) due 3/2/26	142,126
210,000	Milano Acquisition Corp., 4.750% (3-Month USD-LIBOR + 0.400%) due 10/1/27	207,726

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.9% (continued)
$110,000	Mileage Plus Holdings LLC, 6.250% (3-Month USD-LIBOR + 0.525%) due 6/21/27	$113,251
200,886	Minotaur Acquisition Inc., 5.146% (1-Month USD-LIBOR + 0.500%) due 3/27/26	196,115
30,000	Mirion Technologies Finance LLC, due 3/6/26(j)	29,752
218,271	Mister Car Wash Holdings Inc., 3.397% (1-Month USD-LIBOR + 0.325%) due 5/14/26	208,620
	Misys Ltd.:
131,142	4.500% (3-Month USD-LIBOR + 0.350%) due 6/13/24	126,910
45,000	8.250% (3-Month USD-LIBOR + 0.725%) due 6/13/25	44,598
	Mitchell International Inc.:
121,843	3.396% (1-Month USD-LIBOR + 0.325%) due 11/29/24	117,609
30,000	7.396% (1-Month USD-LIBOR + 0.725%) due 12/1/25	28,922
61,834	MLN US HoldCo LLC, 4.641% (1-Month USD-LIBOR + 0.450%) due 11/30/25	53,815
	Motion Acquisition Ltd.:
39,701	3.470% (3-Month USD-LIBOR + 0.325%) due 11/12/26	37,390
95,123	MPH Acquisition Holdings LLC, 3.750% (3-Month USD-LIBOR + 0.275%) due 6/7/23	93,720
59,788	NASCAR Holdings LLC, 2.896% (1-Month USD-LIBOR + 0.275%) due 10/19/26	58,825
44,550	NCR Corp., 2.650% (1-Month USD-LIBOR + 0.250%) due 8/28/26	43,826
220,484	Nexstar Broadcasting Inc., 2.899% (1-Month USD-LIBOR + 0.275%) due 9/18/26	217,617
247,456	Nouryon Finance BV, 3.141% (1-Month USD-LIBOR + 0.300%) due 10/1/25	242,445
	OneDigital Borrower LLC:
250,000	due 11/16/27(j)	248,282
248,499	Option Care Health Inc., 4.396% (1-Month USD-LIBOR + 0.425%) due 8/6/26	247,463
44,213	Outcomes Group Holdings Inc., 3.470% (3-Month USD-LIBOR + 0.325%) due 10/24/25	42,983
65,000	Packaging Coordinators Midco Inc., due 9/25/27(j)	64,391
75,000	Pactiv Evergreen Inc., 3.396% (1-Month USD-LIBOR + 0.325%) due 2/5/26	73,711
60,000	PAI Holdco Inc., 5.000% (3-Month USD-LIBOR + 0.400%) due 10/28/27	59,925
253,963	Parexel International Corp., 2.896% (1-Month USD-LIBOR + 0.275%) due 9/27/24	248,249
	Pathway Vet Alliance LLC:
6,767	4.062% (1-Month USD-LIBOR + 0.400%) due 3/31/27	6,671
193,245	4.146% (1-Month USD-LIBOR + 0.400%) due 3/31/27	190,506
48,305	PCI Gaming Authority, 2.646% (1-Month USD-LIBOR + 0.250%) due 5/29/26	47,267
195,759	Peak 10 Holding Corp., 3.720% (3-Month USD-LIBOR + 0.350%) due 8/1/24	174,470
39,727	Penn National Gaming Inc., 3.000% (1-Month USD-LIBOR + 0.225%) due 10/15/25	39,032
201,117	PetSmart Inc., 4.500% (3-Month USD-LIBOR + 0.350%) due 3/11/22	199,945
129,675	PG&E Corp., 5.500% (1-Month USD-LIBOR + 0.450%) due 6/23/25	130,485
39,695	Phoenix Services International LLC, 4.750% (1-Month USD-LIBOR + 0.375%) due 3/1/25	38,467
83,910	Playtika Holding Corp., 7.000% (3-Month USD-LIBOR + 0.600%) due 12/10/24	84,234
65,583	Ply Gem Midco Inc., 3.880% (1-Month USD-LIBOR + 0.375%) due 4/12/25	64,928
160,498	PODS LLC, 3.750% (1-Month USD-LIBOR + 0.275%) due 12/6/24	158,652
77,794	PowerTeam Services LLC, 4.250% (3-Month USD-LIBOR + 0.325%) due 3/6/25	75,850
54,113	Prairie ECI Acquiror LP, 4.896% (1-Month USD-LIBOR + 0.475%) due 3/11/26	50,535
143,913	Pregis TopCo LLC, 3.896% (1-Month USD-LIBOR + 0.375%) due 7/31/26	141,889
24,938	Presidio Holdings Inc., 3.720% (3-Month USD-LIBOR + 0.350%) due 1/22/27	24,610
253,361	Prime Security Services Borrower LLC, due 9/23/26(j)	251,777
69,289	Pro Mach Group Inc., 2.896% (1-Month USD-LIBOR + 0.275%) due 3/7/25	67,283
251,115	Project Alpha Intermediate Holding Inc., 4.500% (3-Month USD-LIBOR + 0.350%) due 4/26/24	246,092
39,700	Pug LLC, 3.646% (1-Month USD-LIBOR + 0.350%) due 2/12/27	37,070
220,000	Radiate HoldCo LLC, 4.250% (1-Month USD-LIBOR + 0.350%) due 9/25/26	219,039
257,696	Radiology Partners Inc., 4.800% (3-Month USD-LIBOR + 0.425%) due 7/9/25	247,979
409,745	Refinitiv US Holdings Inc., 3.396% (1-Month USD-LIBOR + 0.325%) due 10/1/25	407,037
186,509	Renaissance Holding Corp., 3.396% (1-Month USD-LIBOR + 0.325%) due 5/30/25	181,924
136,125	RentPath LLC, 0.000% (3-Month USD-LIBOR + 0.380%) due 12/17/21	94,145

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.9% (continued)
$45,710	Reynolds Consumer Products LLC, 1.896% (1-Month USD-LIBOR + 0.175%) due 2/4/27	$45,131
91,610	Reynolds Group Holdings Inc., 2.896% (1-Month USD-LIBOR + 0.275%) due 2/5/23	90,379
95,000	RSA Security LLC, 6.000% (3-Month USD-LIBOR + 0.500%) due 9/1/27	94,644
45,000	Ryan Specialty Group LLC, 4.000% (1-Month USD-LIBOR + 0.325%) due 9/1/27	44,775
89,769	Sabre GLBL Inc., 2.146% (1-Month USD-LIBOR + 0.200%) due 2/22/24	85,393
40,800	Science Applications International Corp., 2.396% (1-Month USD-LIBOR + 0.225%) due 3/12/27	40,481
173,903	Scientific Games International Inc., 2.896% (1-Month USD-LIBOR + 0.275%) due 8/14/24	167,708
144,074	Sedgwick Claims Management Services Inc., 3.396% (1-Month USD-LIBOR + 0.325%) due 12/31/25	140,652
240,000	Select Medical Corp., 2.780% (1-Month USD-LIBOR + 0.250%) due 3/6/25	235,426
248,976	Severin Acquisition LLC, 3.390% (1-Month USD-LIBOR + 0.325%) due 8/1/25	242,958
207,900	Sinclair Television Group Inc., 2.650% (1-Month USD-LIBOR + 0.250%) due 9/30/26	203,093
179,162	SIWF Holdings Inc., 4.396% (1-Month USD-LIBOR + 0.425%) due 6/15/25	175,654
86,819	Six Flags Theme Parks Inc., 1.900% (1-Month USD-LIBOR + 0.175%) due 4/17/26	81,903
90,000	SkyMiles IP Ltd., 4.750% (3-Month USD-LIBOR + 0.375%) due 10/20/27	91,902
19,850	SMG US Midco 2 Inc., 2.694% (3-Month USD-LIBOR + 0.250%) due 1/23/25	18,097
243,125	SolarWinds Holdings Inc., 2.896% (1-Month USD-LIBOR + 0.275%) due 2/5/24	239,726
	Solenis Holdings LLC:
119,814	0.000% (3-Month USD-LIBOR + 0.400%) due 6/26/25	118,166
5,000	8.733% (3-Month USD-LIBOR + 0.850%) due 6/26/26	4,850
243,303	Solera LLC, 2.896% (1-Month USD-LIBOR + 0.275%) due 3/3/23	239,841
250,000	Sophia LP, 4.500% (3-Month USD-LIBOR + 0.375%) due 10/7/27	248,125
204,367	Sotera Health Holdings LLC, 5.500% (3-Month USD-LIBOR + 0.450%) due 12/11/26	204,154
245,710	Sound Inpatient Physicians Inc., 2.896% (1-Month USD-LIBOR + 0.275%) due 6/27/25	241,761
61,024	Southern Graphics Inc., 3.396% (1-Month USD-LIBOR + 0.325%) due 12/31/22	41,191
	Southern Veterinary Partners LLC:
19,394	due 10/5/27(j)	19,200
140,606	5.000% (6-Month USD-LIBOR + 0.400%) due 10/5/27	139,200
132,872	SS&C Technologies Holdings Inc., 1.896% (1-Month USD-LIBOR + 0.175%) due 4/16/25	130,953
73,932	Staples Inc., 5.214% (3-Month USD-LIBOR + 0.500%) due 4/16/26	71,178
29,925	STG-Fairway Holdings LLC, 3.396% (1-Month USD-LIBOR + 0.325%) due 1/31/27	29,158
34,738	Sunshine Luxembourg VII SARL, 5.250% (3-Month USD-LIBOR + 0.425%) due 10/1/26	34,688
244,388	Surf Holdings SARL, 3.750% (3-Month USD-LIBOR + 0.350%) due 3/5/27	238,801
31,667	Syncreon Group BV, 6.000% (1-Month USD-LIBOR + 0.500%) due 10/1/24	30,638
99,099	TAMKO Building Products LLC, 3.396% (1-Month USD-LIBOR + 0.325%) due 5/29/26	97,861
1,417	Tapstone Energy Holdings III LLC, 5.000% (1-Month USD-LIBOR + 0.400%) due 4/17/24(i)	1,412
64,410	Team Health Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.275%) due 2/6/24	56,016
	Tech Data Corp.:
180,000	3.646% (1-Month USD-LIBOR + 0.350%) due 6/30/25	180,113
80,000	5.646% (1-Month USD-LIBOR + 0.550%) due 6/30/25	79,400
158,800	Telesat Canada, 2.900% (1-Month USD-LIBOR + 0.275%) due 12/7/26	154,886
215,793	Tempo Acquisition LLC, 3.750% (1-Month USD-LIBOR + 0.325%) due 11/2/26	211,971
143,913	Terrier Media Buyer Inc., 4.396% (1-Month USD-LIBOR + 0.425%) due 12/17/26	141,957
	TIBCO Software Inc.:
238,750	0.000% (1-Month USD-LIBOR + 0.375%) due 6/30/26	233,378
15,000	7.400% (1-Month USD-LIBOR + 0.725%) due 3/3/28	15,038
197,515	Titan Acquisition Ltd., 3.361% (3-Month USD-LIBOR + 0.300%) due 3/28/25	189,747
156,524	TKC Holdings Inc., 4.750% (2-Month USD-LIBOR + 0.375%) due 2/1/23	146,937
38,546	Trans Union LLC, 0.000% (1-Month USD-LIBOR + 0.175%) due 11/16/26	37,957
192,981	TransDigm Inc., 2.396% (1-Month USD-LIBOR + 0.225%) due 12/9/25	186,850
104,667	Travel Leaders Group LLC, 4.146% (1-Month USD-LIBOR + 0.400%) due 1/25/24	94,200

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) - 1.9% (continued)
	Travelport Finance (Luxembourg) SARL:
$87,691	due 2/28/25(j)	$84,608
41,046	5.220% (3-Month USD-LIBOR + 0.500%) due 5/29/26	27,897
214,288	Trident TPI Holdings Inc., due 10/17/24(j)	209,772
	Uber Technologies Inc.:
9,871	3.646% (1-Month USD-LIBOR + 0.350%) due 7/13/23	9,814
201,805	5.000% (1-Month USD-LIBOR + 0.400%) due 4/4/25	201,327
245,565	UFC Holdings LLC, 4.250% (3-Month USD-LIBOR + 0.325%) due 4/29/26	242,971
64,150	UGI Energy Services LLC, 3.896% (1-Month USD-LIBOR + 0.375%) due 8/13/26	63,990
	Ultimate Software Group Inc.:
118,387	3.896% (1-Month USD-LIBOR + 0.375%) due 5/4/26	117,587
185,000	4.750% (3-Month USD-LIBOR + 0.400%) due 5/4/26	185,211
20,000	7.500% (3-Month USD-LIBOR + 0.675%) due 5/3/27	20,325
36,930	United Natural Foods Inc., 4.396% (1-Month USD-LIBOR + 0.425%) due 10/22/25	36,648
29,775	Univar Solutions USA Inc., 2.146% (1-Month USD-LIBOR + 0.200%) due 7/1/26	29,137
36,752	Univision Communications Inc., 4.750% (1-Month USD-LIBOR + 0.375%) due 3/15/26	36,349
54,725	Upstream Newco Inc., 4.646% (1-Month USD-LIBOR + 0.450%) due 11/20/26	53,767
207,900	US Foods Inc., 2.146% (1-Month USD-LIBOR + 0.200%) due 9/13/26	199,867
108,318	USIC Holdings Inc., 4.000% (1-Month USD-LIBOR + 0.300%) due 12/8/23	106,795
90,000	Vantage Specialty Chemicals Inc., due 10/28/24(j)	83,025
239,961	Verscend Holding Corp., 4.646% (1-Month USD-LIBOR + 0.450%) due 8/27/25	238,835
250,000	Vertical Midco GmbH, 4.570% (6-Month USD-LIBOR + 0.425%) due 7/14/27	249,203
259,917	VICI Properties 1 LLC, 1.896% (1-Month USD-LIBOR + 0.175%) due 12/20/24	253,034
50,284	Victory Capital Holdings Inc., 2.734% (3-Month USD-LIBOR + 0.250%) due 7/1/26	49,656
243,520	Virgin Media Bristol LLC, 2.641% (1-Month USD-LIBOR + 0.250%) due 1/31/28	238,625
238,198	Vistra Operations Co. LLC, 1.894% (1-Month USD-LIBOR + 0.175%) due 12/31/25	235,632
248,862	VS Buyer LLC, 3.396% (1-Month USD-LIBOR + 0.325%) due 2/28/27	245,440
168,031	Wand Newco 3 Inc., 3.146% (1-Month USD-LIBOR + 0.300%) due 2/5/26	163,252
65,000	Web.com Group Inc., 3.893% (1-Month USD-LIBOR + 0.375%) due 10/10/25	63,480
203,451	Whatabrands LLC, 2.890% (1-Month USD-LIBOR + 0.275%) due 7/31/26	199,890
244,357	Wink Holdco Inc., 4.000% (1-Month USD-LIBOR + 0.300%) due 12/2/24	243,868
243,775	Zayo Group Holdings Inc., 3.146% (1-Month USD-LIBOR + 0.300%) due 3/9/27	239,280
124,486	Zelis Cost Management Buyer Inc., 4.896% (1-Month USD-LIBOR + 0.475%) due 9/30/26	124,351
20,000	Ziggo Financing Partnership, 2.641% (1-Month USD-LIBOR + 0.250%) due 4/30/28	19,556
	TOTAL SENIOR LOANS (Cost - $41,558,096)	41,461,998
SOVEREIGN BONDS - 1.3%
Canada - 0.2%
500,000	Canada Government International Bond, 1.625% due 1/22/25	524,675
250,000	Export Development Canada, 1.750% due 7/18/22	255,961
500,000	Province of Alberta Canada, 3.350% due 11/1/23	541,930
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	1,025,067
	Province of Quebec Canada:
750,000	2.375% due 1/31/22	767,625
400,000	1.350% due 5/28/30	408,371
	Total Canada	3,523,629
Chile - 0.0%
200,000	Chile Government International Bond, 3.860% due 6/21/47	240,200
Colombia - 0.1%
	Colombia Government International Bond:
400,000	3.875% due 4/25/27	438,800
200,000	3.000% due 1/30/30	208,102
100,000	6.125% due 1/18/41	132,250

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS - (continued)
Colombia - 0.1% - (continued)
$250,000	5.625% due 2/26/44	$318,502
	Total Colombia	1,097,654
Indonesia - 0.1%
	Indonesia Government International Bond:
500,000	3.375% due 4/15/23	529,285
200,000	3.850% due 10/15/30	233,734
200,000	5.350% due 2/11/49	277,761
1,300,000	Perusahaan Penerbit SBSN Indonesia III, 3.750% due 3/1/23	1,382,628
	Total Indonesia	2,423,408
Israel - 0.0%
200,000	Israel Government International Bond, 3.875% due 7/3/50	238,950
200,000	State of Israel, 2.500% due 1/15/30	216,500
	Total Israel	455,450
Italy - 0.0%
	Republic of Italy Government International Bond:
200,000	2.875% due 10/17/29	212,305
100,000	5.375% due 6/15/33	129,261
	Total Italy	341,566
Japan - 0.1%
	Japan Bank for International Cooperation:
200,000	2.500% due 5/23/24	213,966
250,000	2.875% due 6/1/27	281,503
250,000	2.750% due 11/16/27	280,141
200,000	2.000% due 10/17/29	215,642
	Total Japan	991,252
Mexico - 0.1%
	Mexico Government International Bond:
350,000	3.750% due 1/11/28	387,016
200,000	4.500% due 4/22/29	230,900
200,000	3.250% due 4/16/30	212,400
200,000	4.750% due 4/27/32	236,500
750,000	4.600% due 1/23/46	851,250
	Total Mexico	1,918,066
Panama - 0.1%
	Panama Government International Bond:
500,000	4.000% due 9/22/24	546,875
200,000	3.750% due 3/16/25	219,102
200,000	3.875% due 3/17/28	226,500
200,000	3.160% due 1/23/30	219,000
250,000	4.500% due 5/15/47	316,250
	Total Panama	1,527,727
Peru - 0.1%
	Peruvian Government International Bond:
350,000	2.392% due 1/23/26	368,375
250,000	2.844% due 6/20/30	272,250
1,000,000	2.783% due 1/23/31	1,079,010
100,000	5.625% due 11/18/50	153,000
	Total Peru	1,872,635
Philippines - 0.1%
	Philippine Government International Bond:
200,000	4.200% due 1/21/24	222,644
400,000	2.457% due 5/5/30	431,624
500,000	3.950% due 1/20/40	599,516

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units		Security	Value
SOVEREIGN BONDS - (continued)
Philippines - 0.1% - (continued)
$200,000		2.950% due 5/5/45	$213,045
		Total Philippines	1,466,829
Poland - 0.0%
500,000		Republic of Poland Government International Bond, 4.000% due 1/22/24	554,782
Qatar - 0.1%
		Qatar Government International Bond:
400,000		3.875% due 4/23/23	429,386
800,000		3.375% due 3/14/24	864,000
		Total Qatar	1,293,386
Saudi Arabia - 0.1%
		Saudi Government International Bond:
900,000		2.375% due 10/26/21	913,311
400,000		2.875% due 3/4/23	418,298
800,000		2.900% due 10/22/25(c)	859,952
		Total Saudi Arabia	2,191,561
South Korea - 0.1%
250,000		Export-Import Bank of Korea, 2.625% due 5/26/26	273,875
400,000		Korea Electric Power Corp., 1.125% due 6/15/25(c)	404,280
200,000		Korea International Bond, 2.500% due 6/19/29	221,054
		Total South Korea	899,209
Supranational - 0.1%
		International Bank for Reconstruction & Development:
500,000		2.500% due 3/19/24	536,082
1,000,000		1.625% due 1/15/25	1,049,050
500,000		0.625% due 4/22/25	504,265
250,000		1.875% due 10/27/26	268,386
250,000		2.500% due 11/22/27	279,450
		Total Supranational	2,637,233
Thailand - 0.0%
500,000		Export Import Bank of Thailand, 1.063% due 5/23/24(b)	499,310
United Arab Emirates - 0.0%
		Abu Dhabi Government International Bond:
200,000		0.750% due 9/2/23(c)	200,282
300,000		2.500% due 4/16/25(c)	320,208
300,000		3.125% due 4/16/30(c)	339,390
		Total United Arab Emirates	859,880
Uruguay - 0.0%
		Uruguay Government International Bond:
250,000		4.375% due 1/23/31	301,878
250,000		4.125% due 11/20/45	302,812
		Total Uruguay	604,690
		TOTAL SOVEREIGN BONDS (Cost - $23,887,373)	25,398,467
	Rating††
MUNICIPAL BONDS - 0.2%
California - 0.1%
125,000	AA	Bay Area Toll Authority, Revenue Bonds, Series F2, 6.263% due 4/1/49	216,066
100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	179,216
150,000	AA+	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series B, 6.603% due 7/1/50	267,270
150,000	A+	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	220,671

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 0.2% - (continued)
California - 0.1% - (continued)
		State of California, GO:
$25,000	AA-	3.500% due 4/1/28	$29,124
40,000	AA-	4.600% due 4/1/38	47,200
100,000	AA-	7.500% due 4/1/34	164,536
200,000	AA-	7.550% due 4/1/39	349,142
125,000	AA-	7.600% due 11/1/40	225,910
		University of California, Revenue Bonds:
100,000	AA	Series AJ, 4.601% due 5/15/31	119,573
25,000	AA	Series AX, 3.063% due 7/1/25	27,473
75,000	AA	Series R, 5.770% due 5/15/43	107,855
		Total California	1,954,036
Florida - 0.0%
20,000	A-	County of Miami-Dade FL Aviation Revenue, Revenue Bonds, Series C, 4.280% due 10/1/41	21,827
Georgia - 0.0%
100,000	A	Municipal Electric Authority of Georgia, Revenue Bonds, 6.637% due 4/1/57	150,002
Illinois - 0.0%
20,000	A	Chicago O'Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	25,109
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	250,810
100,000	BBB-	Series 3, 6.725% due 4/1/35	109,721
		Total Illinois	385,640
Massachusetts - 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	141,083
100,000	AA+	Commonwealth of Massachusetts Transportation Fund Revenue, Revenue Bonds, 5.731% due 6/1/40	144,466
		Total Massachusetts	285,549
Missouri - 0.0%
100,000	AA+	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, 3.652% due 8/15/57	125,779
Nevada - 0.0%
100,000	A+	County of Clark Department of Aviation, Revenue Bonds, Series C, 6.820% due 7/1/45	165,136
New Jersey - 0.0%
		New Jersey Turnpike Authority, Revenue Bonds:
100,000	A+	7.102% due 1/1/41	162,973
100,000	A+	Series F, 7.414% due 1/1/40	167,474
		Total New Jersey	330,447
New York - 0.1%
100,000	AA	City of New York NY, GO, 5.517% due 10/1/37	140,422
150,000	AA	Metropolitan Transportation Authority, Revenue Bonds, Series C, 7.336% due 11/15/39	240,498
125,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series AA, 5.440% due 6/15/43	190,444
100,000	Aa2(k)	New York State Dormitory Authority, Revenue Bonds, 3.110% due 2/15/39	107,244
200,000	A+	Port Authority of New York & New Jersey, Revenue Bonds, 4.458% due 10/1/62	260,564
		Total New York	939,172
Ohio - 0.0%
100,000	A	American Municipal Power Inc., Revenue Bonds, Series B, 8.084% due 2/15/50	187,005
100,000	AA	Ohio State University, Revenue Bonds, 3.798% due 12/1/46	122,992
		Total Ohio	309,997
Texas - 0.0%
50,000	Aa1(k)	Grand Parkway Transportation Corp., Revenue Bonds, 3.236% due 10/1/52	51,753
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	110,557
95,000	Aaa(k)	Texas Transportation Commission, GO, 2.472% due 10/1/44	95,381
		Total Texas	257,691

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 0.2% - (continued)
Wisconsin - 0.0%
$10,000	AA-	State of Wisconsin, Revenue Bonds, Series C, 3.154% due 5/1/27	$11,237
		TOTAL MUNICIPAL BONDS (Cost - $4,204,607)	4,936,513

Shares/Units
OPEN-END FUND - 1.0%
138,280	iShares 20+ Year Treasury Bond	22,127,566
	(Cost - $22,056,877)
COMMON STOCKS - 0.0%
DIVERSIFIED - 0.0%
SPACs - 0.0%
1,640	Foresight Energy LLC/Foresight Energy Finance Corp.(e)(i)	27,379
ENERGY - 0.0%
Oil & Gas - 0.0%
2,475	Oasis Petroleum Inc.	84,645
1,842	Tapstone Energy LLC/Tapstone Energy Finance Corp.(e)(i)	6,208
3,735	Whiting Petroleum Corp.	84,560
	Total Oil & Gas	175,413
Oil & Gas Services - 0.0%
3,027	FTS International Inc., Class A Shares	56,575
659	Weatherford International PLC*	2,471
	Total Oil & Gas Services	59,046
	TOTAL ENERGY	234,459
INDUSTRIAL - 0.0%
Engineering & Construction - 0.0%
3,092	Mcdermott International Ltd.(i)	3,432
	TOTAL COMMON STOCKS (Cost - $555,130)	265,270
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,953,345,081)	2,020,955,299

Face Amount
SHORT-TERM INVESTMENTS - 8.7%
TIME DEPOSITS - 6.3%
35,119,843	BNP Paribas - Paris, 0.010% due 12/1/20	35,119,843
48,737,957	JPMorgan Chase & Co. - New York, 0.010% due 12/1/20	48,737,957
51,449,600	Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	51,449,600
	TOTAL TIME DEPOSITS (Cost - $135,307,400)	135,307,400

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - (continued)
U.S. GOVERNMENT OBLIGATIONS - 2.4%
	U.S. Treasury Bills:
$31,000,000	0.151% due 12/3/20(l)	$30,999,740
20,700,000	0.103% due 4/29/21(l)	20,692,289
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $51,690,959)	51,692,029
	TOTAL SHORT-TERM INVESTMENTS (Cost - $186,998,359)	186,999,429
	TOTAL INVESTMENTS - 102.5% (Cost - $2,140,343,440)	2,207,954,728
	Liabilities in Excess of Other Assets - (2.5)%	(53,067,831)
	TOTAL NET ASSETS - 100.0%	$2,154,886,897

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	This security is traded on a TBA basis.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to approximately $296,681,335 and represents 13.77% of net assets.
(d)	Interest only security.
(e)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2020, amounts to approximately $5,826,762 and represents 0.27% of net assets.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(h)	Security is currently in default.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rating by Moody's Investors Service. All ratings are unaudited.
(l)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
UMBS	—	Uniform Mortgage Backed Securities

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Core Fixed Income Fund (continued)

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	21.4%
Mortgage-Backed Securities	21.2
Corporate Bonds & Notes	18.4
Collateralized Mortgage Obligations	18.3
Asset-Backed Securities	8.1
Senior Loans	1.8
Sovereign Bonds	1.2
Open-End Fund	1.0
Municipal Bonds	0.1
Common Stocks	0.0 *
Short-Term Investments	8.5
100.0%

^ As a percentage of total investments.
* Position represents less than 0.05%.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 46.3%
Basic Materials - 2.2%
$4,613,000		Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.750% due 9/30/24(a)	$4,768,689
65,000		DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	75,732
200,000		LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	214,566
200,000		POSCO, Senior Unsecured Notes, 2.375% due 11/12/22	205,530
3,040,000		Taseko Mines Ltd., Senior Secured Notes, 8.750% due 6/15/22(a)	3,002,000
		Total Basic Materials	8,266,517
Communications - 8.8%
105,000		AT&T Inc., Senior Unsecured Notes, 4.450% due 4/1/24	117,515
200,000		Baidu Inc., Senior Unsecured Notes, 3.075% due 4/7/25	213,272
1,675,000	EUR	Catena Media PLC, Company Guaranteed Notes, 5.500% (3-Month EURIBOR + 5.500%) due 3/2/22(b)	1,997,940
4,297,000		CenturyLink Inc., Senior Unsecured Notes, 6.450% due 6/15/21	4,410,871
967,000		Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	992,103
6,135,000		DISH DBS Corp., Company Guaranteed Notes, 6.750% due 6/1/21	6,268,436
115,000		eBay Inc., Senior Unsecured Notes, 2.750% due 1/30/23	120,178
3,966,000		HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(a)	3,886,680
200,000		JD.com Inc., Senior Unsecured Notes, 3.125% due 4/29/21	202,065
6,468,000	EUR	Linkem SpA, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 8/9/22(a)(b)	7,604,242
1,395,000		Netflix Inc., Senior Unsecured Notes, 5.375% due 2/1/21	1,405,463
115,000		Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.625% due 5/1/22	120,131
200,000		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	219,841
2,102,000		Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	2,133,530
200,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	210,300
200,000		Tencent Holdings Ltd., Senior Unsecured Notes, 1.810% due 1/26/26(a)	204,061
1,810,000		T-Mobile USA Inc., Company Guaranteed Notes, 6.000% due 3/1/23	1,813,493
1,581,000		VeriSign Inc., Senior Unsecured Notes, 4.625% due 5/1/23	1,596,810
120,000		Verizon Communications Inc., Senior Unsecured Notes, 1.321% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	123,242
		Total Communications	33,640,173
Consumer Cyclical - 4.5%
175,000		Daimler Finance North America LLC, Company Guaranteed Notes, 2.300% due 2/12/21(a)	175,628
		Dollar Tree Inc., Senior Unsecured Notes:
75,000		3.700% due 5/15/23	80,411
35,000		4.000% due 5/15/25	39,491
1,700,000	EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 7.750%) due 2/22/21(c)	1,318,044
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,007,000		3.200% due 1/15/21	1,008,108
992,000		3.336% due 3/18/21	995,422
7,000,000	SEK	Gaming Innovation Group PLC, Senior Secured Notes, 8.985% (3-Month SEK-STIBOR + 9.000%) due 6/28/22(b)	773,239
7,212,720		Hawaiian Airlines Class B Pass-Through Certificates, Pass-Thru Certificates, 4.950% due 1/15/22	6,407,436
3,169,000		Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	3,105,620
115,000		Hyundai Capital America, Senior Unsecured Notes, 2.850% due 11/1/22(a)	119,137
90,000		McDonald's Corp., Senior Unsecured Notes, 2.625% due 1/15/22	92,287
1,000,000	EUR	SB Holdco PLC, Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(b)	1,189,818
55,000		Target Corp., Senior Unsecured Notes, 2.900% due 1/15/22	56,668
1,729,000		Universal Entertainment Corp., Senior Secured Notes, 8.500% due 12/11/24(a)	1,802,483
		Total Consumer Cyclical	17,163,792

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 46.3% (continued)
Consumer Non-cyclical - 3.9%
$105,000		AbbVie Inc., Senior Unsecured Notes, 2.300% due 11/21/22	$108,698
25,000		Anthem Inc., Senior Unsecured Notes, 3.300% due 1/15/23	26,477
5,297,000		APX Group Inc., Senior Secured Notes, 7.875% due 12/1/22	5,303,621
120,000		BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	122,142
115,000		Bristol-Myers Squibb Co., Senior Unsecured Notes, 2.600% due 5/16/22	118,886
110,000		Cardinal Health Inc., Senior Unsecured Notes, 2.616% due 6/15/22	113,295
110,000		Cigna Corp., Company Guaranteed Notes, 3.400% due 9/17/21	112,652
115,000		Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	118,739
46,000		CVS Health Corp., Senior Unsecured Notes, 3.700% due 3/9/23	49,209
16,250,000	SEK	Desenio Holding AB, Secured Notes, 5.397% (3-Month SEK-STIBOR + 5.500%) due 12/16/24(b)(d)(g)	1,894,480
279,209		ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	282,702
120,000		GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 0.534% due 10/1/23	120,338
200,000		HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	207,382
2,122,000		Ingles Markets Inc., Senior Unsecured Notes, 5.750% due 6/15/23	2,137,957
		Mondelez International Inc., Senior Unsecured Notes:
45,000		0.625% due 7/1/22	45,217
70,000		2.125% due 4/13/23	72,622
997,000		Nielsen Co. Luxembourg SARL, Company Guaranteed Notes, 5.500% due 10/1/21(a)	992,015
		PayPal Holdings Inc., Senior Unsecured Notes:
95,000		2.200% due 9/26/22	98,158
15,000		1.350% due 6/1/23	15,370
2,649,000		Primo Water Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	2,738,404
200,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	213,864
60,000		Royalty Pharma PLC, Company Guaranteed Notes, 0.750% due 9/2/23(a)	60,260
		Total Consumer Non-cyclical	14,952,488
Energy - 4.5%
18,486,000	NOK	Beerenberg AS, Secured Notes, 8.480% (3-Month NOK-LIBOR + 8.000%) due 11/13/23(a)(b)(d)	2,057,071
836,000		CITGO Petroleum Corp., Senior Secured Notes, 6.250% due 8/15/22(a)	816,103
39,699		Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	39,698
85,000		Exxon Mobil Corp., Senior Unsecured Notes, 1.571% due 4/15/23	87,375
		Martin Midstream Partners LP/Martin Midstream Finance Corp.:
789,000		Company Guaranteed Notes, 7.250% due 2/15/21	781,110
5,161,712		Secured Notes, 10.000% due 2/29/24(a)	5,264,946
1,463,000		NuStar Logistics LP, Company Guaranteed Notes, 6.750% due 2/1/21	1,465,194
200,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	202,543
4,416,000		PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	4,233,928
200,000		Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	206,334
250,000		Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	262,644
200,000		Saudi Arabian Oil Co., Senior Unsecured Notes, 2.750% due 4/16/22	205,880
80,000		Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	86,789
		SESI LLC, Company Guaranteed Notes:
3,697,000		7.125% due 12/15/21(a)(c)	1,090,615
640,000		7.125% due 12/15/21(c)	188,800
55,000		Valero Energy Corp., Senior Unsecured Notes, 1.200% due 3/15/24	54,990
		Total Energy	17,044,020
Financial - 6.1%
115,000		American Express Co., Senior Unsecured Notes, 3.700% due 11/5/21	118,265
60,000		Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.625% due 5/1/22(a)	60,890
150,000		Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	154,500

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 46.3% (continued)
Financial - 6.1% - (continued)
$120,000		Bank of America Corp., Senior Unsecured Notes, 1.038% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	$121,035
120,000		Bank of Nova Scotia, Senior Unsecured Notes, 0.550% due 9/15/23	120,520
		Capital One Financial Corp., Senior Unsecured Notes:
50,000		3.200% due 1/30/23	52,865
60,000		3.900% due 1/29/24	65,777
120,000		Citigroup Inc., Senior Unsecured Notes, 1.248% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	121,341
120,000		Crown Castle International Corp., Senior Unsecured Notes, 1.350% due 7/15/25	121,908
3,476,000		CTO Realty Growth Inc., Senior Unsecured Notes, 3.875% due 4/15/25(a)	3,342,997
200,000		Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	205,350
75,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	83,089
200,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	204,000
2,875,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	2,891,215
100,000		Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	105,251
41,639		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	39,454
120,000		JPMorgan Chase & Co., Senior Unsecured Notes, 3.207% (3-Month USD-LIBOR + 0.695%) due 4/1/23(b)	124,486
90,000		Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(a)	92,948
200,000		Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	203,872
90,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 1.418% (3-Month USD-LIBOR + 1.200%) due 12/29/21(b)	90,038
125,000		Morgan Stanley, Senior Unsecured Notes, 1.146% (3-Month USD-LIBOR + 0.930%) due 7/22/22(b)	125,597
200,000		NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(a)	203,148
200,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	201,459
140,447		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	133,074
75,000		Prudential Financial Inc., Senior Unsecured Notes, 3.500% due 5/15/24	82,586
3,306,000		SBA Communications Corp., Senior Unsecured Notes, 4.000% due 10/1/22	3,343,193
85,000		Simon Property Group LP, Senior Unsecured Notes, 2.000% due 9/13/24	88,354
13,750,000	SEK	Stockwik Förvaltning AB, Senior Secured Notes, 7.000% (3-Month SEK-STIBOR + 7.000%) due 9/3/23(b)	1,618,661
4,764,000		StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	5,084,617
120,000		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	121,279
250,000		Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	260,570
115,000		Toronto-Dominion Bank, Senior Unsecured Notes, 0.562% (SOFR rate + 0.480%) due 1/27/23(b)	115,325
55,000		Truist Financial Corp., Senior Unsecured Notes, 2.200% due 3/16/23	57,126
200,000		Unifin Financiera SAB de CV, Company Guaranteed Notes, 7.000% due 1/15/25	180,000
200,000		United Overseas Bank Ltd., Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(b)	203,380
2,069,000		VEREIT Inc., Senior Unsecured Notes, 3.750% due 12/15/20	2,069,048
5,040,000	SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	594,891
115,000		Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFR rate + 1.600%) due 6/2/24(b)	117,682
105,000		Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	114,227
		Total Financial	23,034,018
Government - 0.1%
200,000		Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 2.375% due 9/14/25(a)	204,540

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 46.3% (continued)
Industrial - 9.8%
$3,000,000		Altera Shuttle Tankers LLC, Senior Unsecured Notes, 7.125% due 8/15/22	$3,012,000
3,931,000		ATS Automation Tooling Systems Inc., Company Guaranteed Notes, 6.500% due 6/15/23(a)	3,985,051
2,880,000		BMC East LLC, Senior Secured Notes, 5.500% due 10/1/24(a)	2,963,520
1,677,000		Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/23(a)	1,605,727
120,000		Carrier Global Corp., Senior Unsecured Notes, 1.923% due 2/15/23(a)	123,491
1,545,000		FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	1,548,863
560,078		Golar LNG Partners LP, Senior Unsecured Notes, 6.463% (3-Month USD-LIBOR + 6.250%) due 11/22/21(b)	453,663
5,748,000		Great Lakes Dredge & Dock Corp., Company Guaranteed Notes, 8.000% due 5/15/22	5,891,700
55,000		Honeywell International Inc., Senior Unsecured Notes, 0.483% due 8/19/22	55,083
2,305,000		Louisiana-Pacific Corp., Senior Unsecured Notes, 4.875% due 9/15/24	2,370,116
1,841,390		MPC Container Ships Invest BV, Senior Secured Notes, 4.975% (3-Month USD-LIBOR + 4.750%) due 3/22/23(e)	1,712,493
		Northrop Grumman Corp., Senior Unsecured Notes:
25,000		3.250% due 8/1/23	26,968
80,000		2.930% due 1/15/25	86,878
115,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(a)	122,506
115,000		Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	122,535
2,199,000		SFL Corp., Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	2,139,818
10,500,000	NOK	Stolt-Nielsen Ltd., Senior Unsecured Notes, 4.810% (3-Month NOK-LIBOR + 4.500%) due 6/29/23(a)(b)	1,174,642
2,841,000		Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22(a)	2,968,873
115,000		Union Pacific Corp., Senior Unsecured Notes, 3.200% due 6/8/21	116,692
1,099,000		WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	1,101,901
5,802,000		XPO Logistics Inc., Company Guaranteed Notes, 6.500% due 6/15/22(a)	5,807,512
		Total Industrial	37,390,032
Technology - 6.0%
2,511,000	EUR	Azerion Holding BV, Senior Secured Notes, 8.500% (3-Month EURIBOR + 8.500%) due 3/17/23(b)	3,062,511
9,818,000		Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.875% due 6/15/21(a)	9,837,636
110,000		Microchip Technology Inc., Senior Secured Notes, 3.922% due 6/1/21	111,798
35,000		Micron Technology Inc., Senior Unsecured Notes, 2.497% due 4/24/23	36,549
35,000		Oracle Corp., Senior Unsecured Notes, 2.500% due 4/1/25	37,531
7,355,000		Rackspace Technology Global Inc., Company Guaranteed Notes, 8.625% due 11/15/24(a)	7,677,149
1,890,000		Xerox Corp., Senior Unsecured Notes, 4.500% due 5/15/21	1,914,476
		Total Technology	22,677,650
Utilities - 0.4%
200,000		AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	215,196
		DTE Energy Co., Senior Unsecured Notes:
20,000		2.250% due 11/1/22	20,718
50,000		2.529% due 10/1/24	53,242
45,000		1.050% due 6/1/25	45,372
147,800		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	147,615
200,000		Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	166,310
115,000		Entergy Corp., Senior Unsecured Notes, 0.900% due 9/15/25	115,168
200,000		Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	228,250
200,000		Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(a)	207,330
200,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 5.500% due 11/22/21	208,490
105,000		PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	113,348

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 46.3% (continued)
Utilities - 0.4% - (continued)
$200,000	State Grid Overseas Investment Ltd., Secured Notes, 1.000% due 8/5/25	$197,714
	Total Utilities	1,718,753
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $177,781,724)	176,091,983
SENIOR LOANS - 16.4%(b)
6,727,733	Cincinnati Bell Inc., 4.250% (1-Month USD-LIBOR + 3.250%) due 10/2/24	6,721,745
1,893,781	Crestwood Holdings LLC, 7.650% (1-Month USD-LIBOR + 7.500%) due 3/6/23	1,192,286
4,764,000	EP Energy LLC, due 11/23/21(d)(f)	4,761,023
	Fieldwood Energy LLC:
476,014	3.675% (1-Month USD-LIBOR + 8.750%) due 8/4/21	473,634
5,080,000	7.500% (3-Month USD-LIBOR + 4.250%) due 4/11/22(c)	1,130,300
7,176,808	First Brands Group LLC, 8.50% (3-Month USD-LIBOR + 7.50%) due 2/2/24(f)	7,154,416
4,916,195	Golden Nugget Online Gaming Inc., 13.000% (3-Month USD-LIBOR + 12.000%) due 10/4/23	5,506,138
996,000	Intelsat Jackson Holdings SA, 5.775% (3-Month USD-LIBOR + 5.500%) due 7/13/22	1,015,920
807,811	Internap Holding LLC, 2.000% (3-Month USD-LIBOR + 1.000%) due 5/8/25	444,296
4,572,000	Ion Media Networks Inc., due 12/18/24(f)	4,546,305
3,620,000	Ivanti Software Inc., due 1/20/24(f)	3,614,353
10,715,000	JZ Capital Partners Ltd., due 10/8/25(d)(f)(g)	10,715,000
2,882,656	Lealand Finance Co. BV, due 6/28/24(f)	2,306,125
3,737,350	New rue21 LLC, due 9/22/22(f)	3,643,916
3,367,000	The Hertz Corp., due 12/31/21(f)	3,453,566
5,763,000	Wink Holdco Inc., 4.000% (1-Month USD-LIBOR + 3.000%) due 12/2/24	5,751,474
	TOTAL SENIOR LOANS
	(Cost - $67,085,013)	62,430,497
ASSET-BACKED SECURITIES - 6.4%
1,000,000	522 Funding CLO I Ltd., Series 2019-4A, Class A, 1.568% (3-Month USD-LIBOR + 1.350%) due 4/20/30(a)(b)	1,000,010
458,611	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	433,201
	AccessLex Institute:
235,045	Series 2004-2, Class A3, 0.405% (3-Month USD-LIBOR + 0.190%) due 10/25/24(b)	230,594
244,182	Series 2007-A, Class A3, 0.507% (3-Month USD-LIBOR + 0.300%) due 5/25/36(b)	236,668
	Affirm Asset Securitization Trust:
200,000	Series 2020-A, Class A, 2.100% due 2/18/25(a)	201,130
250,000	Series 2020-Z2, Class A, 1.900% due 1/15/25(a)	249,986
1,154,687	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.950% due 10/25/58(a)(b)	1,158,620
141,135	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	141,772
177,000	Arbor Realty Collateralized Loan ObligationLtd., Series 2020-FL1, Class AS, 1.541% (1-Month USD-LIBOR + 1.400%) due 2/15/35(a)(b)	173,460
235,023	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(a)	237,826
508,813	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	510,206
352,000	BSPRT Issuer Ltd., Series 2019-FL5, Class A, 1.291% (1-Month USD-LIBOR + 1.150%) due 5/15/29(a)(b)	347,600
492,917	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	495,927
991,833	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.267% (3-Month USD-LIBOR + 1.050%) due 7/27/31(a)(b)	984,394
500,000	Catamaran CLO Ltd., Series 2018-1A, Class A1, 1.465% (3-Month USD-LIBOR + 1.250%) due 10/25/31(a)(b)	498,757
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 1.700% (1-Month USD-LIBOR + 1.550%) due 8/20/35(a)(b)	172,404
406,827	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	415,646

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 6.4% (continued)
$112,319	DRB Prime Student Loan Trust, Series 2016-R, Class A1, 2.050% (1-Month USD-LIBOR + 1.900%) due 10/25/44(a)(b)	$112,788
139,646	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140% due 1/16/24(a)	140,233
96,636	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	97,984
260,450	Freed ABS Trust, Series 2020-FP1, Class A, 2.520% due 3/18/27(a)	261,233
264,252	Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.080% due 7/20/30(a)	264,670
250,000	Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650% due 9/22/25(a)	249,719
	GLS Auto Receivables Issuer Trust:
58,875	Series 2019-1A, Class A, 3.370% due 1/17/23(a)	59,152
111,758	Series 2019-2A, Class A, 3.060% due 4/17/23(a)	112,613
2,677	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350% due 8/15/22(a)	2,681
500,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 1.375% (3-Month USD-LIBOR + 1.160%) due 1/27/31(a)(b)	497,977
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 1.398% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)	997,109
500,000	Hayfin Kingsland VIII Ltd., Series 2018-8A, Class A, 1.338% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	493,695
430,174	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	447,799
	Invitation Homes Trust:
180,167	Series 2017-SFR2, Class A, 0.986% (1-Month USD-LIBOR + 0.850%) due 12/17/36(a)(b)	180,392
175,294	Series 2018-SFR1, Class A, 0.836% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	173,808
80,732	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	82,160
173,000	LMREC Inc., Series 2019-CRE3, Class A, 1.551% (1-Month USD-LIBOR + 1.400%) due 12/22/35(a)(b)	170,042
173,000	LoanCore Issuer Ltd., Series 2019-CRE2, Class A, 1.271% (1-Month USD-LIBOR + 1.130%) due 5/15/36(a)(b)	171,062
144,389	Marlette Funding Trust, Series 2019-2A, Class A, 3.130% due 7/16/29(a)	145,758
218,729	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(a)	219,938
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 1.741% (1-Month USD-LIBOR + 1.600%) due 2/15/36(a)(b)	336,738
190,922	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.193% due 1/25/23(a)	191,273
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 1.504% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	976,368
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 1.295% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	248,420
250,000	Pagaya AI Debt Selection Trust, Series 2020-3, Class A, 2.100% due 5/17/27(a)	249,781
994,727	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 1.447% (3-Month USD-LIBOR + 1.210%) due 10/15/30(a)(b)	990,157
1,000,000	Regatta Funding LP, Series 2013-2A, Class A1R2, 1.487% (3-Month USD-LIBOR + 1.250%) due 1/15/29(a)(b)	997,080
	Sofi Professional Loan Program LLC:
249,435	Series 2015-C, Class A2, 2.510% due 8/25/33(a)	250,934
45,232	Series 2019-A, Class A1FX, 3.180% due 6/15/48(a)	45,379
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 1.468% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	988,658
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 1.338% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	494,250
	Steele Creek CLO Ltd.:
1,000,000	Series 2015-1A, Class AR, 1.473% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	989,939
1,000,000	Series 2018-2A, Class A, 1.420% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	985,750

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 6.4% (continued)
$194,330	Tesla Auto Lease Trust, Series 2018-B, Class A, 3.710% due 8/20/21(a)	$195,952
1,000,000	Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.678% (3-Month USD-LIBOR + 1.460%) due 7/20/32(a)(b)	1,002,276
721,655	Upstart Securitization Trust, Series 2020-3, Class A, 1.702% due 11/20/30(a)	723,998
	Vericrest Opportunity Loan Trust:
955,599	Series 2019-NPL7, Class A1A, step bond to yield, 3.179% due 10/25/49(a)	957,514
251,009	Series 2019-NPL8, Class A1A, step bond to yield, 3.278% due 11/25/49(a)	251,576
897,042	Series 2020-NPL2, Class A1A, step bond to yield, 2.981% due 2/25/50(a)	897,996
290,148	VOLT LXXXIV LLC, Series 2019-NP10, Class A1A, step bond to yield, 3.426% due 12/27/49(a)	290,907
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $24,440,160)	24,433,960
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
695,276	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	696,002
	BANK:
1,526,496	Series 2017-BNK4, Class XA, 1.564% due 5/15/50(b)(h)	98,116
1,836,925	Series 2017-BNK6, Class XA, 0.963% due 7/15/60(b)(h)	73,772
	BBCMS Mortgage Trust:
192,000	Series 2017-DELC, Class B, 1.171% (1-Month USD-LIBOR + 1.030%) due 8/15/36(a)(b)	184,071
240,000	Series 2018-TALL, Class B, 1.112% (1-Month USD-LIBOR + 0.971%) due 3/15/37(a)(b)	230,380
200,000	Series 2019-BWAY, Class A, 1.097% (1-Month USD-LIBOR + 0.956%) due 11/15/34(a)(b)	194,613
75,000	BHMS, Series 2018-ATLS, Class A, 1.391% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	72,625
118,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class E, 2.092% (1-Month USD-LIBOR + 1.951%) due 3/15/37(a)(b)	117,186
323,000	BX Trust, Series 2019-MMP, Class B, 1.441% (1-Month USD-LIBOR + 1.300%) due 8/15/36(a)(b)	321,382
	BXMT Ltd.:
117,000	Series 2017-FL1, Class C, 2.094% (1-Month USD-LIBOR + 1.950%) due 6/15/35(a)(b)	116,450
192,000	Series 2020-FL2, Class C, 1.794% (1-Month USD-LIBOR + 1.650%) due 2/16/37(a)(b)	187,680
1,664,200	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.449% due 5/10/50(b)(h)	98,352
	CFCRE Commercial Mortgage Trust:
1,328,571	Series 2017-C8, Class XA, 1.767% due 6/15/50(b)(h)	94,355
287,000	Series 2017-C8, Class XB, 1.112% due 6/15/50(b)(h)	15,222
296,902	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 0.931% (1-Month USD-LIBOR + 0.790%) due 7/15/32(a)(b)	296,812
	Citigroup Commercial Mortgage Trust:
178,000	Series 2018-TBR, Class B, 1.291% (1-Month USD-LIBOR + 1.150%) due 12/15/36(a)(b)	167,298
386,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	396,208
861,191	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, step bond to yield, 4.125% due 3/25/59(a)	860,821
617,286	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	625,408
	Commercial Mortgage Trust:
20,426,629	Series 2013-CR9, Class XA, 0.138% due 7/10/45(b)(h)	38,729
1,515,892	Series 2013-LC6, Class XA, 1.470% due 1/10/46(b)(h)	31,795
303,859	Series 2014-CR15, Class A2, 2.928% due 2/10/47	303,631
325,000	Series 2014-FL5, Class C, 1.535% (1-Month USD-LIBOR + 2.150%) due 10/15/31(a)(b)	295,129

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2% (continued)
$344,000	Series 2014-FL5, Class D, 1.535% (1-Month USD-LIBOR + 4.000%) due 10/15/31(a)(b)	$301,534
227,000	Series 2018-HCLV, Class A, 1.141% (1-Month USD-LIBOR + 1.000%) due 9/15/33(a)(b)	216,196
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 2.041% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(b)	61,560
573,000	Series 2017-CHOP, Class E, 3.441% (1-Month USD-LIBOR + 3.300%) due 7/15/32(a)(b)	458,400
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	105,570
128,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	124,724
47,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	45,225
8,157,000	Series 2017-LSTK, Class XACP, –% due 4/5/33(a)(b)(h)	82
2,969,000	Series 2017-LSTK, Class XBCP, –% due 4/5/33(a)(b)(h)	30
1,261,414	Series 2020-BPL1, Class A1, step bond to yield, 3.393% due 2/25/24(a)	1,262,208
686,062	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	686,288
344,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 1.391% (1-Month USD-LIBOR + 1.250%) due 1/15/34(a)(b)	333,416
	CSAIL Commercial Mortgage Trust:
811,795	Series 2017-C8, Class XA, 1.378% due 6/15/50(b)(h)	39,657
4,781,276	Series 2017-CX10, Class XA, 0.854% due 11/15/50(b)(h)	182,807
3,499,080	Series 2018-CX12, Class XA, 0.768% due 8/15/51(b)(h)	129,337
	Deephaven Residential Mortgage Trust:
48,740	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	48,861
48,740	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	48,885
122,802	Series 2018-3A, Class A2, 3.891% due 8/25/58(a)(b)	121,652
	Federal Home Loan Mortgage Corp., REMICS:
410,744	Series 4703, Class FA, 0.491% (1-Month USD-LIBOR + 0.350%) due 7/15/47(b)	410,675
776,108	Series 4710, Class KA, 3.500% due 10/15/42	782,532
538,268	Series 4911, Class MB, 3.000% due 9/25/49	558,298
1,200,000	Federal National Mortgage Association, Aces, Series 2020-M49, Class 1A1, 1.256% due 11/25/30(b)	1,228,641
	Federal National Mortgage Association, REMICS:
310,653	Series 2012-110, Class MF, 0.610% (1-Month USD-LIBOR + 0.460%) due 10/25/42(b)	312,877
43,457	Series 2013-81, Class EF, 0.500% (1-Month USD-LIBOR + 0.350%) due 12/25/42(b)	43,549
413,313	Series 2014-84, Class BF, 0.499% (1-Month USD-LIBOR + 0.350%) due 12/25/44(b)	415,130
434,448	Series 2018-77, Class BA, 3.000% due 4/25/44	438,322
239,000	GB Trust, Series 2020-FLIX, Class D, 2.491% (1-Month USD-LIBOR + 2.350%) due 8/15/37(a)(b)	239,535
	GS Mortgage Securities Corp. Trust:
161,000	Series 2012-ALOH, Class A, 3.551% due 4/10/34(a)	162,464
77,000	Series 2017-500K, Class E, 1.750% (1-Month USD-LIBOR + 1.500%) due 7/15/32(a)(b)	76,373
53,000	Series 2017-500K, Class F, 2.150% (1-Month USD-LIBOR + 1.800%) due 7/15/32(a)(b)	52,534
	GS Mortgage Securities Trust:
4,531,322	Series 2016-GS4, Class XA, 0.675% due 11/10/49(b)(h)	114,251
1,755,933	Series 2017-GS6, Class XA, 1.181% due 5/10/50(b)(h)	98,662
3,598,414	Series 2017-GS8, Class XA, 1.118% due 11/10/50(b)(h)	178,864
78,000	Hilton Orlando Trust, Series 2018-ORL, Class B, 1.191% (1-Month USD-LIBOR + 1.050%) due 12/15/34(a)(b)	74,388

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2% (continued)
	JP Morgan Chase Commercial Mortgage Securities Trust:
$2,498,297	Series 2014-C20, Class XA, 1.090% due 7/15/47(b)(h)	$42,424
4,075,000	Series 2020-MKST, Class XCP, 2.628% due 12/15/36(a)(b)(h)	111,425
1,061,324	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.384% due 11/15/48(b)(h)	35,146
176,971	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 1.511% (1-Month USD-LIBOR + 1.370%) due 4/15/34(a)(b)	172,104
	MF1 Ltd.:
244,000	Series 2019-FL2, Class A, 1.280% (1-Month USD-LIBOR + 1.130%) due 12/25/34(a)(b)	240,950
225,000	Series 2020-FL3, Class A, 2.191% (1-Month USD-LIBOR + 2.050%) due 7/15/35(a)(b)	226,055
	Morgan Stanley Capital I Trust:
164,000	Series 2011-C1, Class D, 5.795% due 9/15/47(a)(b)	164,581
1,393,242	Series 2016-UB11, Class XA, 1.686% due 8/15/49(b)(h)	85,516
4,083,849	Series 2016-UB12, Class XA, 0.888% due 12/15/49(b)(h)	127,707
76,000	Series 2017-ASHF, Class D, 2.341% (1-Month USD-LIBOR + 2.200%) due 11/15/34(a)(b)	67,814
186,000	Series 2017-CLS, Class E, 2.091% (1-Month USD-LIBOR + 1.950%) due 11/15/34(a)(b)	184,716
206,000	Series 2017-CLS, Class F, 2.741% (1-Month USD-LIBOR + 2.600%) due 11/15/34(a)(b)	200,375
971,376	Series 2017-H1, Class XA, 1.578% due 6/15/50(b)(h)	59,384
	Natixis Commercial Mortgage Securities Trust:
350,000	Series 2018-850T, Class C, 1.294% (1-Month USD-LIBOR + 1.154%) due 7/15/33(a)(b)	333,485
350,000	Series 2018-850T, Class D, 1.594% (1-Month USD-LIBOR + 1.454%) due 7/15/33(a)(b)	313,569
	New Residential Mortgage Loan Trust:
574,289	Series 2020-NPL1, Class A1, step bond to yield, 4.335% due 7/25/60(a)	575,328
597,372	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	607,708
244,000	PFP Ltd., Series 2019-6, Class A, 1.186% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	240,340
585,194	PRPM, Series 2019-GS1, Class A1, 3.500% due 10/25/24(a)(b)	588,396
672,393	PRPM LLC, Series 2020-3, Class A1, step bond to yield, 2.857% due 9/25/25(a)	672,890
427,703	RCO Trust, Series 2017-INV1, Class A, 3.197% due 11/25/52(a)(b)	435,510
29,861	Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, 2.239% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	29,692
346,022	Shelter Growth CRE Issuer Ltd., Series 2019-FL2, Class B, 2.441% (1-Month USD-LIBOR + 2.300%) due 5/15/36(a)(b)	332,144
161,347	SLIDE, Series 2018-FUN, Class A, 1.041% (1-Month USD-LIBOR + 0.900%) due 6/15/31(a)(b)	156,489
	UBS Commercial Mortgage Trust:
1,667,608	Series 2012-C1, Class XA, 2.246% due 5/10/45(a)(b)(h)	29,200
1,094,658	Series 2017-C1, Class XA, 1.707% due 6/15/50(b)(h)	79,653
386,000	Series 2018-NYCH, Class D, 2.241% (1-Month USD-LIBOR + 2.100%) due 2/15/32(a)(b)	355,015
	Verus Securitization Trust:
1,139,047	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	1,166,069
345,141	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	348,501
372,096	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	373,586
251,397	VMC Finance LLC, Series 2018-FL2, Class A, 1.064% (1-Month USD-LIBOR + 0.920%) due 10/15/35(a)(b)	250,047
	Wells Fargo Commercial Mortgage Trust:
2,596,569	Series 2015-LC22, Class XA, 0.923% due 9/15/58(b)(h)	77,899

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2% (continued)
$4,965,369	Series 2015-NXS2, Class XA, 0.807% due 7/15/58(b)(h)	$128,578
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $25,664,781)	23,681,860
U.S. GOVERNMENT OBLIGATIONS - 1.5%
	U.S. Treasury Notes:
1,130,000	2.625% due 5/15/21	1,143,066
1,430,000	1.500% due 9/30/21	1,446,534
570,000	1.375% due 1/31/22	578,261
810,000	0.125% due 5/15/23	809,209
1,355,000	2.250% due 12/31/23	1,440,376
290,000	0.375% due 7/31/27	286,080
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $5,643,264)	5,703,526
SOVEREIGN BONDS - 0.7%
Brazil - 0.1%
200,000	Brazilian Government International Bond, 2.875% due 6/6/25	206,302
Colombia - 0.0%
200,000	Colombia Government International Bond, 2.625% due 3/15/23	205,252
Dominican Republic - 0.0%
100,000	Dominican Republic International Bond, 7.500% due 5/6/21	102,250
Indonesia - 0.1%
200,000	Indonesia Government International Bond, 3.375% due 4/15/23	211,714
300,000	Perusahaan Penerbit SBSN Indonesia III, 3.300% due 11/21/22	314,196
	Total Indonesia	525,910
Panama - 0.1%
200,000	Panama Government International Bond, 3.750% due 3/16/25	219,102
Peru - 0.1%
250,000	Peruvian Government International Bond, 2.392% due 1/23/26	263,125
Qatar - 0.0%
200,000	Qatar Government International Bond, 2.375% due 6/2/21	201,754
Saudi Arabia - 0.1%
250,000	Saudi Government International Bond, 2.875% due 3/4/23	261,436
South Korea - 0.1%
200,000	Korea Electric Power Corp., 1.125% due 6/15/25	202,140
United Arab Emirates - 0.1%
200,000	Abu Dhabi Government International Bond, 2.500% due 4/16/25(a)	213,472
	TOTAL SOVEREIGN BONDS
	(Cost - $2,367,779)	2,400,743
MORTGAGE-BACKED SECURITIES - 0.6%
FHLMC - 0.4%
961,450	Federal Home Loan Mortgage Corp. (FHLMC)., Gold UMBS, 2.000% due 7/1/35	1,001,238
689,343	Freddie Mac Pool, 1.500% due 10/1/35	707,084
	TOTAL FHLMC	1,708,322
FNMA - 0.2%
672,524	Federal National Mortgage Association (FNMA), UMBS, 2.000% due 8/1/35	700,258
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $2,396,352)	2,408,580

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 6.3%
BASIC MATERIALS - 0.1%
Forest Products & Paper - 0.1%
20,309	Appvion Inc.*(d)(g)	$201,059
COMMUNICATIONS - 0.0%
Internet - 0.0%
175,417	Internap Loan Equity*(d)(g)	1,754
DIVERSIFIED - 6.2%
SPACs - 6.2%
175,373	Atlantic Avenue Acquisition Corp., Class A Shares*	1,701,118
316,913	Atlas Crest Investment Corp.*	3,205,575
143,644	Cerberus Telecom Acquisition Corp.*	1,457,987
21,608	CM Life Sciences Inc., Class A Shares*	216,944
109,346	Cohn Robbins Holdings Corp., Class A Shares*	1,085,806
84,148	DPCM Capital Inc.*	854,102
70,124	Equity Distribution Acquisition Corp., Class A Shares*	697,033
57,621	FG New America Acquisition Corp.*	588,887
36,013	Foley Trasimene Acquisition Corp. II, Class A Shares*(i)	377,773
56,100	Forum Merger III Corp., Class A Shares*	674,322
56,100	Horizon Acquisition Corp., Class A Shares*	575,025
201,672	Landcadia Holdings III Inc.*	2,042,937
56,099	Oaktree Acquisition Corp. II, Class A Shares*	555,380
126,248	Starboard Value Acquisition Corp., Class A Shares*	1,265,005
210,375	Tailwind Acquisition Corp., Class A Shares*	2,086,920
168,297	Tekkorp Digital Acquisition Corp.*	1,708,214
241,111	TS Innovation Acquisitions Corp.*	2,435,221
170,887	Vector Acquisition Corp., Class A Shares*	1,691,781
	Total SPACs	23,220,030
	TOTAL DIVERSIFIED	23,220,030
	TOTAL COMMON STOCKS (Cost - $23,608,339)	23,422,843
EXCHANGE TRADED FUND (ETF) - 5.3%
393,240	iShares Core 1-5 Year USD Bond	20,306,914
	(Cost - $19,980,226)
WARRANTS - 0.1%
DIVERSIFIED - 0.1%
SPACs - 0.1%
87,686	Atlantic Avenue Acquisition Corp.*	61,380
15,077	Equity Distribution Acquisition Corp.*	19,600
8,126	Oaktree Acquisition Corp. II*	9,914
66,575	Tailwind Acquisition Corp.*	69,245
56,962	Vector Acquisition Corp.*	59,810
	Total SPACs	219,949
	TOTAL DIVERSIFIED	219,949
	TOTAL WARRANTS (Cost - $176,259)	219,949
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $349,143,897)	341,100,855

Face Amount†
SHORT-TERM INVESTMENTS - 16.2%
COMMERCIAL PAPER - 0.9%
$3,548,000	General Motors Co., 0.651% due 1/22/21(j)
	(Cost - $3,544,669)	$3,544,511
TIME DEPOSITS - 15.3%
51,203,036	BNP Paribas - Paris, 0.010% due 12/1/20	51,203,036
3,289,256	Citibank - New York, 0.010% due 12/1/20	3,289,256
3,749,173	Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	3,749,173
	TOTAL TIME DEPOSITS (Cost - $58,241,465)	58,241,465
	TOTAL SHORT-TERM INVESTMENTS (Cost - $61,786,134)	61,785,976
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
379,140	Federated Government Obligations Fund, Premier Class, 0.010%(k)
	(Cost - $379,140)	379,140
	TOTAL INVESTMENTS - 106.0% (Cost - $411,309,171)	403,265,971
	Liabilities in Excess of Other Assets - (6.0%)	(22,960,283)
	TOTAL NET ASSETS - 100.0%	$380,305,688

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to approximately $129,906,318 and represents 34.16% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(c)	Security is currently in default.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2020, amounts to approximately $12,812,293 and represents 3.37% of net assets.
(h)	Interest only security.
(i)	All or a portion of this security is on loan.
(j)	Rate shown represents yield-to-maturity.
(k)	Represents investment of collateral received from securities lending transactions.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à responsabilité limitée
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
STIBOR	—	Stockholm Interbank Offered Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	43.6%
Senior Loans	15.5
Asset-Backed Securities	6.1
Collateralized Mortgage Obligations	5.9
Common Stocks	5.8
Exchange Traded Fund (ETF)	5.0
U.S. Government Agencies & Obligations	1.4
Mortgage-Backed Securities	0.6
Sovereign Bonds	0.6
Warrants	0.1
Short-Term Investments	15.3
Money Market Fund	0.1
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
99	$3,065	Superior Energy Services Inc.	BBH	4/22/21	$100.00	$59,328
		TOTAL OPTION CONTRACTS WRITTEN
		(Premiums received — $59,328)				$59,328

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

At November 30, 2020, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Norwegian Krone	27,025,000	BBH	$3,037,857	12/15/20	$50,220	$–	$50,220
Swedish Krona	2,584,000	BBH	301,339	12/15/20	1,410	–	1,410
					$51,630	$–	51,630

Contracts to Sell:
Euro	11,375,000	BBH	13,573,727	12/15/20	$–	$(122,107)	$(122,107)
Norwegian Krone	55,840,000	BBH	6,276,926	12/15/20	–	(93,759)	(93,759)
Swedish Krona	28,445,000	BBH	3,317,181	12/15/20	–	(16,309)	(16,309)
					$–	$(232,175)	(232,175)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$51,630	$(232,175)	$(180,545)

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 62.6%
Australia - 0.2%
$1,300,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)@	$1,465,750
Bermuda - 1.7%
600,000	Credicorp Ltd., Senior Unsecured Notes, 2.750% due 6/17/25(b)	620,370
	Digicel Group 0.5 Ltd.:
359,665	Senior Unsecured Notes, 8.000% due 4/1/25(b)(c)	133,526
59,410	Subordinated Notes, 7.000% (b)(c)(d)	11,882
800,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	815,480
3,326,000	SFL Corp., Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	3,236,487
6,900,000	Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	7,074,448
	Total Bermuda	11,892,193
Brazil - 1.2%
	Banco Bradesco SA:
2,500,000	Senior Unsecured Notes, 2.850% due 1/27/23(b)	2,556,250
2,900,000	Subordinated Notes, 5.900% due 1/16/21	2,912,180
500,000	Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	539,250
	Itau Unibanco Holding SA, Subordinated Notes:
1,900,000	5.750% due 1/22/21	1,909,025
400,000	6.200% due 12/21/21	419,080
	Total Brazil	8,335,785
British Virgin Islands - 1.6%
1,500,000	CNOOC Finance 2013 Ltd., Company Guaranteed Notes, 3.000% due 5/9/23	1,569,939
3,600,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	3,743,010
1,200,000	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	1,216,704
800,000	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes: 2.000% due 9/29/21(b)	807,320
1,500,000	2.000% due 9/29/21	1,513,725
200,000	Sinopec Group Overseas Development 2018 Ltd., Company Guaranteed Notes: 2.150% due 5/13/25(b)	205,603
300,000	2.150% due 5/13/25	308,405
1,783,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	1,877,606
500,000	State Grid Overseas Investment Ltd., Secured Notes, 1.000% due 8/5/25	494,285
	Total British Virgin Islands	11,736,597
Canada - 0.9%
194,000	ATS Automation Tooling Systems Inc., Company Guaranteed Notes, 6.500% due 6/15/23(b)	196,667
590,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	676,872
480,000	Enbridge Inc., Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(a)	522,631
1,000,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(b)	1,109,220
4,193,000	Taseko Mines Ltd., Senior Secured Notes, 8.750% due 6/15/22(b)	4,140,588
	Total Canada	6,645,978
Cayman Islands - 4.0%
3,400,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 2.800% due 6/6/23	3,578,040
	Baidu Inc., Senior Unsecured Notes:
1,100,000	3.500% due 11/28/22	1,155,088
2,400,000	3.875% due 9/29/23	2,581,673
650,000	3.075% due 4/7/25	693,134
200,000	ENN Energy Holdings Ltd., Senior Unsecured Notes, 3.250% due 7/24/22	205,476

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Cayman Islands - 4.0% - (continued)
$1,400,000		Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	$1,458,100
4,300,000		HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	4,458,713
416,391		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	394,535
1,200,000		JD.com Inc., Senior Unsecured Notes, 3.125% due 4/29/21	1,212,392
2,600,000		Latam Finance Ltd., Company Guaranteed Notes, 6.875% due 4/11/24(e)(g)	1,133,652
297,748		Peru Enhanced Pass-Through Finance Ltd., Pass Thru Certificates, zero coupon, due 6/2/25	282,116
1,943,581		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes: zero coupon, due 12/5/22(b)	1,904,709
3,211,823		zero coupon, due 12/5/22	3,147,587
1,900,000		Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	1,985,519
		Tencent Holdings Ltd., Senior Unsecured Notes:
374,000		3.280% due 4/11/24	398,028
3,500,000		1.810% due 1/26/26(b)	3,571,070
		Total Cayman Islands	28,159,832
Chile - 2.6%
		AES Gener SA:
		Junior Subordinated Notes:
1,000,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	1,075,979
800,000		7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	860,784
200,000		Senior Unsecured Notes, 5.000% due 7/14/25	205,500
400,000		Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	439,400
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
500,000		3.875% due 11/3/21	512,685
1,100,000		3.000% due 7/17/22	1,129,597
500,000		4.500% due 8/13/23	544,019
889,017		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	887,906
1,524,000		Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	1,267,283
5,135,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,353,237
6,000,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	6,309,000
		Total Chile	18,585,390
Colombia - 0.6%
3,945,000		Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	4,023,900
Denmark - 0.1%
1,000,000	EUR	Georg Jensen AS, Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 5/15/23(a)	996,281
Dominican Republic - 0.2%
1,100,000		Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,133,000
France - 0.3%
1,000,000		BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%) (a)(b)(d)	1,090,000
775,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%) (a)(b)(d)	934,844
290,000		Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%) (a)(b)(d)	320,421
		Total France	2,345,265
Germany - 0.4%
2,640,000	EUR	LifeFit Group, Secured Notes, 7.500% (3-Month EURIBOR + 7.500%) due 7/26/23(a)	3,070,267
Hong Kong - 0.3%
2,000,000		CNAC HK Finbridge Co., Ltd., Company Guaranteed Notes, 3.500% due 7/19/22	2,015,871

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
India - 1.9%
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
$3,350,000		3.950% due 1/19/22	$3,426,411
900,000		3.375% due 7/24/24	929,783
		Indian Oil Corp., Ltd., Senior Unsecured Notes:
2,995,000		5.625% due 8/2/21	3,078,859
1,500,000		5.750% due 8/1/23	1,647,364
900,000		ONGC Videsh Ltd., Company Guaranteed Notes, 3.750% due 5/7/23	940,468
3,150,000		Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	3,309,309
		Total India	13,332,194
Indonesia - 0.1%
1,000,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 5.500% due 11/22/21	1,042,450
Ireland - 0.2%
1,400,000		C&W Senior Financing DAC, Senior Unsecured Notes, 7.500% due 10/15/26	1,489,250
Israel - 0.2%
615,090		Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	615,076
500,000		Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	570,625
		Total Israel	1,185,701
Italy - 1.8%
365,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%) (a)(b)(d)	410,037
10,374,000	EUR	Linkem SpA, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 8/9/22(a)(b)	12,196,415
445,000		UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%) (a)(d)@	482,269
		Total Italy	13,088,721
Japan - 0.3%
2,248,000		Universal Entertainment Corp., Senior Secured Notes, 8.500% due 12/11/24(b)	2,343,540
Malaysia - 1.0%
200,000		CIMB Bank Bhd, Senior Unsecured Notes, 3.263% due 3/15/22	205,759
1,715,000		Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,748,202
1,000,000		Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,093,642
2,700,000		Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	2,785,503
1,000,000		Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	1,023,330
		Total Malaysia	6,856,436
Marshall Islands - 0.8%
3,895,000		Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/23(b)	3,729,463
1,121,335		Golar LNG Partners LP, Senior Unsecured Notes, 6.463% (3-Month USD-LIBOR + 6.250%) due 11/22/21(a)	908,281
5,000,000	NOK	Teekay LNG Partners LP, Secured Notes, 5.380% (3-Month NOK-LIBOR + 5.150%) due 9/2/25(a)	557,791
		Total Marshall Islands	5,195,535
Mauritius - 0.4%
3,000,000		UPL Corp., Ltd., Senior Unsecured Notes, 3.250% due 10/13/21	3,039,665
Mexico - 2.8%
3,800,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%) (a)(d)	3,959,600
5,000,000		Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	4,993,800

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Mexico - 2.8% - (continued)
		BBVA Bancomer SA, Subordinated Notes:
$1,500,000		6.500% due 3/10/21	$1,522,620
457,000		6.750% due 9/30/22	494,474
1,943,000		5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	1,996,433
1,000,000		Cemex SAB de CV, Senior Secured Notes, 7.750% due 4/16/26	1,056,000
350,000		Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	364,829
1,400,000		Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.500% due 1/25/22	1,458,874
		Unifin Financiera SAB de CV, Company Guaranteed Notes:
2,450,000		7.250% due 9/27/23	2,254,000
1,700,000		7.000% due 1/15/25	1,530,000
		Total Mexico	19,630,630
Multinational - 1.4%
9,397,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	9,738,111
Netherlands - 1.4%
1,090,000		AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(a)	1,029,363
400,000		AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	408,000
3,266,000	EUR	Azerion Holding BV, Senior Secured Notes, 8.500% (3-Month EURIBOR + 8.500%) due 3/17/23(a)	3,983,338
600,000		ING Groep NV, Junior Subordinated Notes, 5.750% (5-Year CMT Index + 4.342%) (a)(d)	647,628
2,393,953		MPC Container Ships Invest BV, Senior Secured Notes, 4.975% (3-Month USD-LIBOR + 4.750%) due 3/22/23(a)(c)	2,226,376
1,644,000		Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	1,652,220
		Total Netherlands	9,946,925
Norway - 0.7%
20,000,000	NOK	Grieg Seafood ASA, Senior Secured Notes, 3.670% due 6/25/25(a)(b)(f)(g)	2,174,964
2,200,000		Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)	440,000
9,600,000	SEK	Mercell Holding AS, zero coupon, due 12/8/25(g)	1,118,204
13,500,000	NOK	Wallenius Wilhelmsen Logistics AB, Secured Notes, 6.010% (3-Month NOK-LIBOR + 5.750%) due 9/9/24(a)	1,540,178
		Total Norway	5,273,346
Panama - 1.2%
300,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	307,128
4,253,467		ENA Norte Trust, Pass Thru Certificates, 4.950% due 4/25/23	4,306,678
1,000,000		Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	1,026,750
3,000,000		Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	3,074,955
		Total Panama	8,715,511
Peru - 0.6%
4,100,000		Banco de Credito del Peru, Subordinated Notes, 6.125% (3-Month USD-LIBOR + 7.043%) due 4/24/27(a)	4,315,291
Philippines - 0.7%
700,000		Bank of the Philippine Islands, Senior Unsecured Notes, 2.500% due 9/10/24	720,595
3,000,000		BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	3,126,672
800,000		Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	837,969
		Total Philippines	4,685,236
Portugal - 0.0%
70,068		Invepar, zero coupon, due 12/30/28(f)(g)	2,996

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Saudi Arabia - 0.3%
		Saudi Arabian Oil Co., Senior Unsecured Notes:
$2,100,000		2.750% due 4/16/22	$2,161,736
300,000		1.250% due 11/24/23(b)	303,277
		Total Saudi Arabia	2,465,013
Singapore - 5.0%
		DBS Group Holdings Ltd.:
4,600,000		Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%) (a)(d)	4,634,500
500,000		Senior Unsecured Notes, 2.850% due 4/16/22	515,291
500,000		Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	546,759
5,190,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	5,256,004
		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
200,000		4.250% due 6/19/24	218,890
4,100,000		1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	4,129,918
2,500,000		1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	2,518,242
450,000		PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	481,194
		SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000		3.250% due 6/30/25	1,319,045
2,100,000		2.375% due 10/3/26	2,261,574
3,000,000		SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,107,613
4,000,000		Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	4,169,119
		United Overseas Bank Ltd., Subordinated Notes:
4,500,000		3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	4,576,050
1,900,000		3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	2,031,151
		Total Singapore	35,765,350
South Korea - 3.5%
		Korea East-West Power Co., Ltd., Senior Unsecured Notes:
2,200,000		1.750% due 5/6/25(b)	2,280,630
2,700,000		1.750% due 5/6/25	2,798,956
6,200,000		KT Corp., Senior Unsecured Notes, 1.000% due 9/1/25	6,187,848
3,100,000		LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	3,325,772
		NongHyup Bank, Senior Unsecured Notes:
2,000,000		1.250% due 7/20/25	2,031,480
2,000,000		1.250% due 7/20/25(b)	2,031,480
		POSCO, Senior Unsecured Notes:
2,000,000		2.375% due 11/12/22	2,055,307
3,044,000		2.375% due 1/17/23	3,123,387
700,000		2.750% due 7/15/24	734,111
		Total South Korea	24,568,971
Sweden - 0.1%
3,750,000	SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	442,628
Switzerland - 0.4%
1,455,000		Credit Suisse Group AG, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 4.822%) (a)(b)(d)	1,620,506
1,200,000		UBS Group AG, Junior Subordinated Notes, 6.875% (5-Year USD Swap Rate + 4.590%) (a)(d)@	1,354,500
		Total Switzerland	2,975,006
Thailand - 0.3%
1,800,000		Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	1,888,283
United Kingdom - 1.0%
1,300,000		Barclays PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 4.842%) (a)(d)	1,397,500
1,225,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.496%) (a)(d)	1,384,618

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
United Kingdom - 1.0% - (continued)
$600,000		Natwest Group PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.625%) (a)(d)	$656,400
2,400,000	EUR	SB Holdco PLC, Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(a)	2,855,563
		Vedanta Resources Ltd., Senior Unsecured Notes:
800,000		7.125% due 5/31/23	518,400
200,000		6.125% due 8/9/24	122,028
210,000		Vodafone Group PLC, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	258,132
		Total United Kingdom	7,192,641
United States - 22.4%
395,000		American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	445,362
3,007,000		Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(c)	3,322,735
11,016,000		APX Group Inc., Senior Secured Notes, 7.875% due 12/1/22	11,029,770
700,000		Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	777,000
1,169,000		Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	1,213,688
3,496,000		At Home Holding III Inc., Senior Secured Notes, 8.750% due 9/1/25(b)	3,771,310
1,000,000		Bank of America Corp., Junior Subordinated Notes, 6.300% (3-Month USD-LIBOR + 4.553%) (a)(d)	1,148,910
133,000		Briggs & Stratton Corp., Senior Unsecured Notes, 6.875% due 12/15/20(e)	10,640
205,000		Capital One Financial Corp., Junior Subordinated Notes, 4.025% (3-Month USD-LIBOR + 3.800%) (a)(d)	199,895
495,000		CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%) (a)(d)	511,137
565,000		Charles Schwab Corp., Junior Subordinated Notes, 5.375% (5-Year CMT Index + 4.971%) (a)(d)	629,975
260,000		CIT Group Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972%) (a)(d)	265,200
1,087,000		CITGO Petroleum Corp., Senior Secured Notes, 6.250% due 8/15/22(b)	1,061,129
1,494,000		Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%) (a)(d)	1,612,252
225,000		Citizens Financial Group Inc., Junior Subordinated Notes, 6.375% (3-Month USD-LIBOR + 3.157%) (a)(d)	229,509
1,075,000		CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%) (a)(d)	1,169,062
376,113		Continental Airlines Class A Pass-Through Trust, Pass Thru Certificates, 5.983% due 4/19/22	375,664
137,874		Continental Airlines Class A-1 Pass-Through Trust, Pass Thru Certificates, 7.707% due 4/2/21	136,927
2,412,000		CTO Realty Growth Inc., Senior Unsecured Notes: 3.875% due 4/15/25(b)	2,319,709
2,683,000		3.875% due 4/15/25	2,580,340
535,000		Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (b)(d)	490,805
5,164,000		Dell International LLC/EMC Corp., Company Guaranteed Notes, 7.125% due 6/15/24(b)	5,357,030
2,127,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 12.750% due 12/1/26(b)	1,807,950
310,000		Discover Financial Services, Junior Subordinated Notes, 6.125% (5-Year CMT Index + 5.783%) (a)(d)	341,775
8,461,000		DISH DBS Corp., Company Guaranteed Notes, 6.750% due 6/1/21	8,645,027
1,321,000		Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	1,403,562
615,000		Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%) (a)(d)	644,213
2,933,000		Ferrellgas LP/Ferrellgas Finance Corp., Senior Secured Notes, 10.000% due 4/15/25(b)	3,226,300

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - 22.4% - (continued)
$610,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%) (a)(d)	$632,875
2,882,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(b)	3,249,455
920,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%) (a)(d)	819,273
	General Motors Financial Co., Inc., Junior Subordinated Notes:
150,000	5.700% (5-Year CMT Index + 4.997%) (a)(d)	163,875
775,000	5.750% (3-Month USD-LIBOR + 3.598%) (a)(d)	794,375
1,099,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.500% (5-Year CMT Index + 3.623%) (a)(d)	1,208,383
8,196,629	Hawaiian Airlines Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	6,606,310
994,925	Hawaiian Airlines Class B Pass-Through Certificates, Pass Thru Certificates, 4.950% due 1/15/22	883,844
	HC2 Holdings Inc.:
5,167,000	Senior Secured Notes, 11.500% due 12/1/21(b)	5,063,660
1,112,000	Senior Unsecured Notes, 7.500% due 6/1/22(b)	1,016,207
4,121,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	4,038,580
905,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%) (a)(d)	1,047,085
4,789,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 4.750% due 9/15/24	4,932,670
	JPMorgan Chase & Co., Junior Subordinated Notes:
790,000	5.000% (SOFR + 3.380%) (a)(d)	829,770
685,000	6.750% (3-Month USD-LIBOR + 3.780%) (a)(d)	765,047
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%) (a)(d)	498,750
1,655,000	Land O' Lakes Inc., Junior Subordinated Notes, 7.250% (b)(d)	1,572,250
500,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%) (a)(d)	536,250
670,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%) (a)(d)	726,950
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
7,118,576	10.000% due 2/29/24(b)	7,260,947
2,983,055	11.500% due 2/28/25(b)	2,804,072
690,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%) (a)(d)	777,975
9,926,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	10,043,921
510,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%) (a)(d)	522,750
4,036,000	ORBCOMM Inc., Senior Secured Notes, 8.000% due 4/1/24(b)	4,197,440
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(a)	202,396
7,670,000	PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	7,353,766
547,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%) (a)(d)	596,230
480,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	554,749
5,468,000	Rackspace Technology Global Inc., Company Guaranteed Notes, 8.625% due 11/15/24(b)	5,707,498
590,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%) (a)(d)	644,575
875,000	SBL Holdings Inc., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.580%) (a)(b)(d)	726,250
300,000	Sempra Energy, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.550%) (a)(d)	317,250

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - 22.4% - (continued)
	SESI LLC, Company Guaranteed Notes:
$3,758,000	7.125% due 12/15/21(e)	$1,108,610
1,882,000	7.125% due 12/15/21(b)(e)	555,190
3,475,000	7.750% due 9/15/24(e)	963,270
500,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(a)	523,504
8,705,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	9,290,847
1,156,000	StorCentric Inc., Senior Secured Notes, 5.875% due 2/19/23(b)(g)	1,158,890
4,019,000	Tapestry Inc., Senior Unsecured Notes, 4.250% due 4/1/25	4,283,167
4,378,000	T-Mobile USA Inc., Company Guaranteed Notes, 6.000% due 3/1/23	4,386,450
193,026	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	60,798
1,245,000	Truist Financial Corp., Junior Subordinated Notes, 4.800% (5-Year CMT Index + 3.003%) (a)(d)	1,305,021
770,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%) (a)(d)	806,575
1,873,000	W&T Offshore Inc., Secured Notes, 9.750% due 11/1/23(b)	1,151,895
1,265,000	Wells Fargo & Co., Junior Subordinated Notes, 5.900% (3-Month USD-LIBOR + 3.110%) (a)(d)	1,337,105
	Total United States	158,753,626
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $439,013,464)	444,339,165
SENIOR LOANS - 8.6%(a)
988,764	Appvion Operations Inc., 7.000% (3-Month USD-LIBOR + 5.000%) due 6/12/26	967,338
6,364,159	Crestwood Holdings LLC, 7.650% (1-Month USD-LIBOR + 7.500%) due 3/6/23	4,006,747
3,519,678	Elevate Textiles Inc., 5.367% (3-Month USD-LIBOR + 5.000%) due 5/1/24	3,055,080
8,261,000	Fieldwood Energy LLC, 7.500% (3-Month USD-LIBOR + 4.250%) due 4/11/22(e)	1,838,073
9,734,823	First Brands Group LLC, 8.500% (3-Month USD-LIBOR + 7.500%) due 2/2/24	9,704,450
6,699,086	Golden Nugget Online Gaming Inc., 13.000% (3-Month USD-LIBOR + 12.000%) due 10/4/23	7,502,976
2,777,853	IEA Energy Services LLC, 6.970% (3-Month USD-LIBOR + 6.750%) due 9/25/24	2,770,908
2,706,015	Internap Holding LLC, 2.000% (3-Month USD-LIBOR + 1.000%) due 5/8/25	1,488,308
6,305,000	Ion Media Networks Inc., due 12/18/24(h)	6,269,566
14,779,000	JZ Capital Partners Ltd., due 10/8/25(f)(h)(g)	14,779,000
4,446,186	Lealand Finance Co., BV due 6/30/25(h)	2,934,483
4,538,386	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500%) due 10/31/24	4,519,961
1,144,361	RA Acquisition Purchaser LLC, 11.000% (3-Month USD-LIBOR + 10.000%) due 5/31/23(f)	1,144,361
	TOTAL SENIOR LOANS
	(Cost - $ 70,478,744)	60,981,251
SOVEREIGN BONDS - 7.8%
Brazil - 0.9%
5,900,000	Brazilian Government International Bond, 2.875% due 6/6/25	6,085,909

Colombia - 0.7%
	Colombia Government International Bond:
2,500,000	4.375% due 7/12/21	2,557,325
2,100,000	2.625% due 3/15/23	2,155,146
	Total Colombia	4,712,471
Dominican Republic - 0.4%
3,160,000	Dominican Republic International Bond, 7.500% due 5/6/21	3,231,100

India - 0.3%
2,000,000	Export-Import Bank of India, 3.125% due 7/20/21	2,024,584

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - (continued)
Indonesia - 1.4%
	Indonesia Government International Bond:
$1,500,000	3.750% due 4/25/22	$1,559,160
2,200,000	2.950% due 1/11/23	2,291,102
300,000	3.375% due 4/15/23	317,571
	Perusahaan Penerbit SBSN Indonesia III:
1,000,000	3.400% due 3/29/22	1,034,040
3,018,000	3.300% due 11/21/22	3,160,812
1,321,000	3.750% due 3/1/23	1,404,963
	Total Indonesia	9,767,648
Panama - 0.3%
2,000,000	Panama Government International Bond, 3.750% due 3/16/25	2,191,020

Peru - 0.5%
3,550,000	Peruvian Government International Bond, 2.392% due 1/23/26	3,736,375

Qatar - 0.5%
	Qatar Government International Bond:
2,300,000	2.375% due 6/2/21	2,320,171
900,000	4.500% due 1/20/22	939,150
	Total Qatar	3,259,321
Saudi Arabia - 0.9%
	Saudi Government International Bond:
3,500,000	2.375% due 10/26/21	3,551,765
3,000,000	2.875% due 3/4/23	3,137,232
	Total Saudi Arabia	6,688,997
South Korea - 1.4%
	Korea Development Bank:
300,000	1.250% due 6/3/25	305,854
2,200,000	0.800% due 4/27/26	2,199,457
1,900,000	Korea Electric Power Corp.: 1.125% due 6/15/25(b)	1,920,329
5,300,000	1.125% due 6/15/25	5,356,708
	Total South Korea	9,782,348
United Arab Emirates - 0.5%
	Abu Dhabi Government International Bond:
2,000,000	0.750% due 9/2/23(b)	2,002,820
1,600,000	2.500% due 4/16/25(b)	1,707,776
	Total United Arab Emirates	3,710,596
	TOTAL SOVEREIGN BONDS
	(Cost - $54,445,736)	55,190,369

Face Amount	Rating††
MUNICIPAL BONDS - 1.1%
Puerto Rico - 0.6%
6,427,000	NR	Gdb Debt Recovery Authority Of Commonwealth Puerto Rico Taxable, 7.500% due 8/20/40	4,659,575

Texas - 0.5%
1,775,000	A-	Mission Economic Development Corp., Solid Waste Disposal Revenue Various Refunding Waste Management Incorporate Project, 0.400% due 7/1/40(a)(i)	1,775,000
1,135,000	A-	Mission Economic Development Corp., Solid Waste Disposal Revenue Various Waste Management Incorporate Project Series A, 0.400% due 5/1/46(a)(i)	1,135,000
		Total Texas	2,910,000
		TOTAL MUNICIPAL BONDS
		(Cost - $7,360,673)	7,569,575

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - 8.4%
Canada - 0.0%
$21,182	Frontera Energy Corp.	$47,024
Cayman Islands - 0.3%
222,207	Vector Acquisition Corp., Class A Shares*	2,199,849
United States - 8.1%
53,841	Alpine Income Property Trust Inc.	861,994
267,281	Appvion Inc.*(f)(g)	2,646,082
241,887	Atlantic Avenue Acquisition Corp., Class A Shares*(j)	2,346,304
412,089	Atlas Crest Investment Corp.*	4,168,280
99,874	Cascade Acquisition Corp.*	1,000,738
186,783	Cerberus Telecom Acquisition Corp.*	1,895,847
97,508	Ceres Acquisition Corp., Class A Shares*(f)(g)	926,326
28,097	CM Life Sciences Inc., Class A Shares*	282,094
151,228	Cohn Robbins Holdings Corp., Class A Shares*	1,501,694
34,029	CTO Realty Growth Inc.	1,389,744
116,063	DPCM Capital Inc.*	1,178,040
352	Energy Harbor Corp.*(f)	7,942
96,719	Equity Distribution Acquisition Corp., Class A Shares*	961,387
74,925	FG New America Acquisition Corp.*	765,734
46,828	Foley Trasimene Acquisition Corp. II, Class A Shares*(j)	491,221
166,457	Fortress Value Acquisition Corp. II, Class A Shares*	1,706,184
77,588	Forum Merger III Corp., Class A Shares*	932,608
299,622	Genesis Park Acquisition Corp.*	3,011,201
77,488	Horizon Acquisition Corp., Class A Shares*	794,252
587,615	Internap Loan Equity*(f)(g)	5,876
38,287	Ladder Capital Corp., Class A Shares	349,177
262,238	Landcadia Holdings III Inc.*	2,656,471
18,600	Magellan Midstream Partners LP	765,390
251,150	Mcdermott International Ltd.*(f)	278,777
77,376	Oaktree Acquisition Corp. II, Class A Shares*	766,022
466,079	Omnichannel Acquisition Corp.*	4,684,094
52	Real Alloy Holding Inc.*(f)(g)	1,119,901
621,485	Rescap Liquidating Trust*	497,188
174,604	Starboard Value Acquisition Corp., Class A Shares*	1,749,532
887,359	Subversive Capital Acquisition Corp., Class A Shares*(g)	9,068,809
290,955	Tailwind Acquisition Corp., Class A Shares*	2,886,274
228,158	Tekkorp Digital Acquisition Corp.*	2,315,804
313,522	TS Innovation Acquisitions Corp.*	3,166,572
45,000	Tuscan Holdings Corp. II*	459,000
	Total United States	57,636,559
	TOTAL COMMON STOCKS
	(Cost - $63,188,571)	59,883,432
PREFERRED STOCKS - 1.9%
Bermuda - 0.3%
30,926	Aspen Insurance Holdings Ltd., 5.625%(d)	808,715
21,215	Athene Holding Ltd., 6.375% (5-Year CMT Index + 5.970%)(a)(d)	582,776
6,150	Axis Capital Holdings Ltd., 5.500%(d)	158,178
19,388	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(d)	542,864
	Total Bermuda	2,092,533
United States - 1.6%
13,299	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(d)	349,232
30,635	American Equity Investment Life Holding Co., 6.625% (5-Year CMT Index + 6.297%)(a)(d)	815,810
2,900	Assurant Inc., 5.250%*	79,025

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS - (continued)
United States - 1.6% - (continued)
3,290	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(d)	$345,450
1,000	Dairy Farmers of America Inc., 7.875%(b)(d)(g)	93,500
50,000	Delphi Financial Group Inc., 3.411% (3-Month USD-LIBOR + 3.190%)(a)(d)	987,500
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(d)	1,268,820
13,850	GMAC Capital Trust I, 6.007% (3-Month USD-LIBOR + 5.785%)(a) (d)	359,961
6,650	Great Elm Capital Corp., 6.500%(d)	162,726
77,421	Monmouth Real Estate Investment Corp., 6.125%(d)	1,935,525
48,505	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)(j)	1,406,645
16,061	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	435,574
49,161	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)	878,015
6,165	Synchrony Financial, 5.625%(d)	160,290
60,924	WESCO International Inc., 10.625% (5-Year CMT Index + 10.325%)(a)(d)	1,869,148
6,536	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(a)(d)	180,786
	Total United States	11,328,007
	TOTAL PREFERRED STOCKS
	(Cost - $13,156,180)	13,420,540
CONVERTIBLE PREFERRED STOCK - 0.4%
Canada - 0.4%
47,718	GFL Environmental Inc., 6.000%	3,125,529
	(Cost - $2,419,171)
WARRANTS - 0.1%
Bermuda - 0.0%
558,670	McDermott International Inc.*(f)	5,587
502,803	WT PUR COM*(f)	5,028
	Total Bermuda	10,615
Brazil - 0.0%
58,463	OAS finance Ltd. Warrants*(f)	–
United States - 0.1%
120,943	Atlantic Avenue Acquisition Corp.*	84,660
19,605	Equity Distribution Acquisition Corp.*	25,487
10,566	Oaktree Acquisition Corp. II*	12,891
86,568	Tailwind Acquisition Corp.*	90,039
74,069	Vector Acquisition Corp.*	77,772
	Total United States	290,849
	TOTAL WARRANTS
	(Cost - $593,382)	301,464

Number of Contracts	Notional Amounts
PURCHASED OPTIONS - 0.0%
United States - 0.0%
222	$661,782	Barrick Gold Corp., Call $22.00, expires 01/15/2021	41,514
238	$388,178	Crestwood Equity Partners LP, Put $10.00, expires 12/18/2020	1,190
595	$970,445	Crestwood Equity Partners LP, Put $10.00, expires 01/15/2021	2,975
127	$172,466	Hawaiian Holdings Inc., Put $8.00, expires 12/18/2020	635
		Total United States	46,314
		TOTAL PURCHASED OPTIONS
		(Cost - $316,099)	46,314
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $650,972,020)	644,857,639

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 9.0%
COMMERCIAL PAPERS - 2.6%
$4,250,000	Albemarle Corp., 0.300% due 12/8/20(k)	$4,249,617
6,658,000	Dow Chemical Co., 0.230% due 12/29/20(k)	6,656,938
4,614,000	General Motors Co., 0.651% due 1/22/21(k)	4,609,463
3,595,000	Glencore Funding LLC, 0.320% due 12/8/20(k)	3,594,789
	TOTAL COMMERCIAL PAPERS
	(Cost - $19,111,005)	19,110,807
TIME DEPOSITS - 6.4%
29,744,055	Citibank - New York, 0.010% due 12/1/20	29,744,055
15,664,220	Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	15,664,220
	TOTAL TIME DEPOSITS
	(Cost - $45,408,275)	45,408,275
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $64,519,280)	64,519,082
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.4%
MONEY MARKET FUND - 0.4%
2,587,870	Federated Government Obligations Fund, Premier Class, 0.010%(l)
	(Cost - $2,587,870)	2,587,870
	TOTAL INVESTMENTS - 100.3%
	(Cost - $718,079,170)	711,964,591
	Liabilities in Excess of Other Assets – (0.3%)	(2,401,375)
	TOTAL NET ASSETS - 100.0%	$709,563,216

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to approximately $137,129,253 and represents 19.33% of net assets.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is currently in default.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(g)	Illiquid security. The aggregate value of illiquid holdings at November 30, 2020, amounts to approximately $34,228,200 and represents 4.82% of net assets. (h) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(j)	All or a portion of this security is on loan.
(k)	Rate shown represents yield-to-maturity.
(l)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44	10/2/18	$2,109,000	$1,465,750	0.21%
UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)	5/4/17	328,006	482,269	0.07%
UBS Group AG, Junior Subordinated Notes, 6.875% (5-Year USD Swap Rate + 4.590%)	4/18/17	1,300,500	1,354,500	0.19%
Total			$3,302,519	0.47%

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	62.4%
Senior Loans	8.6
Common Stocks	8.4
Sovereign Bonds	7.7
Preferred Stocks	1.9
Municipal Bonds	1.1
Convertible Preferred Stock	0.4
Warrants	0.0	*
Purchased Options	0.0	*
Short-Term Investments	9.1
Money Market Fund	0.4
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Schedule of Options Contracts Written Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
222	$661,782	Barrick Gold Corp.	CIBC	1/15/21	$24.00	$37,740
265	$4,426	Briggs & Stratton Corp.	CIBC	1/15/21	$1.00	1,325
199	$3,323	Briggs & Stratton Corp.	CIBC	1/15/21	$5.00	995
238	$388,178	Crestwood Equity Partners LP	CIBC	12/18/20	$15.00	44,506
595	$970,445	Crestwood Equity Partners LP	CIBC	1/15/21	$20.00	17,850
596	$972,076	Crestwood Equity Partners LP	CIBC	4/16/21	$15.00	163,900
134	$363,542	GFL Environmental Inc.	CIBC	1/15/21	$20.00	94,068
662	$9,167,376	iShares iBoxx HighYield Corp.	CIBC	1/15/21	$86.00	48,988
159	$2,650,053	SPDR Gold Trust	CIBC	1/15/21	$157.00	16,218
206	$6,319	Superior Energy Services Inc.	BBH	4/22/21	$100.00	123,306
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $669,466)				$548,896

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

At November 30, 2020, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized (Depreciation)
Contracts to Sell:
Euro	15,825,000	BBH	$18,883,888	12/15/20	$–	$(169,876)	$(169,876)
Euro	336,700	BBH	401,782	12/15/20	–	(3,419)	(3,419)
Norwegian Krone	18,660,000	BBH	2,097,554	12/15/20	–	(31,331)	(31,331)
Swedish Krona	3,830,000	BBH	446,645	12/15/20	–	(2,196)	(2,196)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$–	$(206,822)	$(206,822)

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
CIBC	—	CIBC World Markets Corp.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT - 0.4%
CORPORATE BONDS & NOTES - 0.3%
Consumer Non-cyclical - 0.1%
$840,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$977,682

Financial - 0.2%
1,014,000	Capital One Financial Corp., Senior Unsecured Notes, 3.450% due 4/30/21	1,024,343

	TOTAL CORPORATE BONDS & NOTES
	(Proceeds - $1,823,590)	2,002,025

Shares/Units
COMMON STOCKS - 0.1%
ENERGY - 0.1%
Pipelines - 0.1%
59,600	Crestwood Equity Partners LP	972,076

INDUSTRIAL - 0.0%
Machinery-Diversified - 0.0%
116,500	Briggs & Stratton Corp.*	19,455
	TOTAL COMMON STOCKS
	(Proceeds - $712,684)	991,531
	TOTAL SECURITIES SOLD SHORT - 0.4%
	(Proceeds - $2,536,274)	$2,993,556

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.6%
	Alternative Loan Trust:
$2,735,762	Series 2005-61, Class 2A2, 0.530% (1-Month USD-LIBOR + 0.380%) due 12/25/35*(a)	$2,341,797
471,591	Series 2005-81, Class A1, 0.430% (1-Month USD-LIBOR + 0.280%) due 2/25/37(a)	420,588
893,424	Series 2006-OA8, Class 1A1, 0.340% (1-Month USD-LIBOR + 0.190%) due 7/25/46*(a)	790,029
1,000,596	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 0.470% (1-Month USD-LIBOR + 0.320%) due 2/25/34*(a)	942,612
	Connecticut Avenue Securities Trust:
1,008,754	Series 2019-R05, Class 1M2, 2.150% (1-Month USD-LIBOR + 2.000%) due 7/25/39*(a)(b)	1,004,909
2,767,984	Series 2019-R07, Class 1M2, 2.250% (1-Month USD-LIBOR + 2.100%) due 10/25/39*(a)(b)@	2,754,114
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities@:
2,245,738	Series 2015-C04, Class 1M2, 5.850% (1-Month USD-LIBOR + 5.700%) due 4/25/28*(a)	2,395,415
8,284,101	Series 2016-C01, Class 1M2, 6.900% (1-Month USD-LIBOR + 6.750%) due 8/25/28*(a)	8,867,942
1,249,151	Series 2016-C01, Class 2M2, 7.100% (1-Month USD-LIBOR + 6.950%) due 8/25/28*(a)	1,351,267
3,244,963	Series 2016-C03, Class 1M2, 5.450% (1-Month USD-LIBOR + 5.300%) due 10/25/28*(a)	3,453,002
6,297,512	Series 2016-C03, Class 2M2, 6.050% (1-Month USD-LIBOR + 5.900%) due 10/25/28*(a)	6,735,788
6,865,200	Series 2016-C05, Class 2M2, 4.600% (1-Month USD-LIBOR + 4.450%) due 1/25/29*(a)	7,124,627
10,581,361	Series 2016-C07, Class 2M2, 4.500% (1-Month USD-LIBOR + 4.350%) due 5/25/29*(a)	10,985,179
2,560,000	Series 2017-C01, Class 1B1, 5.900% (1-Month USD-LIBOR + 5.750%) due 7/25/29*(a)	2,738,526
871,190	Series 2017-C01, Class 1M2, 3.700% (1-Month USD-LIBOR + 3.550%) due 7/25/29*(a)	895,190
1,800,000	Series 2017-C01, Class 1M2C, 3.700% (1-Month USD-LIBOR + 3.550%) due 7/25/29*(a)	1,849,130
13,636,925	Series 2017-C02, Class 2M2, 3.800% (1-Month USD-LIBOR + 3.650%) due 9/25/29*(a)	13,857,867
1,000,000	Series 2017-C02, Class 2M2C, 3.800% (1-Month USD-LIBOR + 3.650%) due 9/25/29*(a)	1,002,252
13,646,178	Series 2017-C03, Class 1M2, 3.150% (1-Month USD-LIBOR + 3.000%) due 10/25/29*(a)	13,802,300
10,667,543	Series 2017-C05, Class 1M2, 2.350% (1-Month USD-LIBOR + 2.200%) due 1/25/30*(a)	10,607,747
2,601,676	Series 2017-C07, Class 1M2, 2.550% (1-Month USD-LIBOR + 2.400%) due 5/25/30*(a)	2,586,319
306,000	Series 2017-C07, Class 2B1, 4.600% (1-Month USD-LIBOR + 4.450%) due 5/25/30*(a)	311,430
11,157,141	Series 2018-C01, Class 1M2, 2.400% (1-Month USD-LIBOR + 2.250%) due 7/25/30*(a)	11,087,876
7,465,163	Series 2018-C03, Class 1M2, 2.300% (1-Month USD-LIBOR + 2.150%) due 10/25/30*(a)	7,399,369
1,117,000	Series 2018-C05, Class 1B1, 4.400% (1-Month USD-LIBOR + 4.250%) due 1/25/31*(a)	1,107,245
	Freddie Mac STACR REMIC Trust:
700,000	Series 2020-DNA4, Class B1, 6.149% (1-Month USD-LIBOR + 6.000%) due 8/25/50*(a)(b)	737,655

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.6% (continued)
$6,029,000	Series 2020-DNA4, Class M2, 3.899% (1-Month USD-LIBOR + 3.750%) due 8/25/50*(a)(b)	$6,110,156
	Freddie Mac STACR Trust:
200,000	Series 2019-DNA1, Class B1, 4.800% (1-Month USD-LIBOR + 4.650%) due 1/25/49*(a)(b)	201,251
5,009,883	Series 2019-DNA3, Class M2, 2.200% (1-Month USD-LIBOR + 2.050%) due 7/25/49*(a)(b)	4,953,624
	Freddie Mac Structured Agency Credit Risk Debt Notes@:
7,013,940	Series 2016-DNA1, Class M3, 5.699% (1-Month USD-LIBOR + 5.550%) due 7/25/28*(a)	7,394,181
692,398	Series 2016-DNA2, Class M3, 4.800% (1-Month USD-LIBOR + 4.650%) due 10/25/28*(a)	720,277
3,290,581	Series 2016-DNA3, Class M3, 5.150% (1-Month USD-LIBOR + 5.000%) due 12/25/28*(a)	3,438,999
5,230,551	Series 2016-HQA1, Class M3, 6.500% (1-Month USD-LIBOR + 6.350%) due 9/25/28*(a)	5,548,221
1,182,000	Series 2017-DNA2, Class B1, 5.300% (1-Month USD-LIBOR + 5.150%) due 10/25/29*(a)	1,236,267
4,935,241	Series 2017-DNA2, Class M2, 3.600% (1-Month USD-LIBOR + 3.450%) due 10/25/29*(a)	5,085,192
9,326,951	Series 2017-HQA1, Class M2, 3.700% (1-Month USD-LIBOR + 3.550%) due 8/25/29*(a)	9,528,550
3,041,000	Series 2017-HQA1, Class M2B, 3.700% (1-Month USD-LIBOR + 3.550%) due 8/25/29*(a)	3,074,397
9,374,800	Series 2017-HQA2, Class M2, 2.800% (1-Month USD-LIBOR + 2.650%) due 12/25/29*(a)	9,368,855
2,492,000	STACR Trust, Series 2018-DNA2, Class M2, 2.300% (1-Month USD-LIBOR + 2.150%) due 12/25/30(a)(b)	2,463,584
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $174,380,639)	176,273,729
ASSET-BACKED SECURITIES - 13.8%
3,500,000	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 0.930% (1-Month USD-LIBOR + 0.780%) due 10/25/35*(a)	3,464,250
2,172,264	ABFC Trust, Series 2005-WF1, Class M2, 0.750% (1-Month USD-LIBOR + 0.600%) due 10/25/34*(a)	2,136,396
2,380,750	Accredited Mortgage Loan Trust, Series 2006-2, Class A4, 0.410% (1-Month USD-LIBOR + 0.260%) due 9/25/36*(a)	2,321,988
460,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 0.580% (1-Month USD-LIBOR + 0.430%) due 12/25/35*(a)	435,449
880,000	Allegro CLO IV Ltd., Series 2016-1A, Class ER, 7.517% (3-Month USD-LIBOR + 7.280%) due 1/15/30*(a)(b)	777,238
1,300,000	Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class DR, 6.787% (3-Month USD-LIBOR + 6.550%) due 7/15/29*(a)(b)	1,098,172
974,130	BNC Mortgage Loan Trust, Series 2006-2, Class A4, 0.310% (1-Month USD-LIBOR + 0.160%) due 11/25/36*(a)	934,955
410,000	Brookside Mill CLO Ltd., Series 2013-1A, Class ER, 5.718% (3-Month USD-LIBOR + 5.500%) due 1/17/28*(a)(b)	334,946
1,350,000	Carlyle Global Market Strategies CLO 2015-3 Ltd., Series 2015-3A, Class ER, 8.472% (3-Month USD-LIBOR + 8.250%) due 7/28/28*(a)(b)	981,271
	Countrywide Asset-Backed Certificates:
20,097,257	Series 2006-22, Class 1A, 0.290% (1-Month USD-LIBOR + 0.140%) due 6/25/35*(a)	18,473,119
690,000	Series 2007-BC1, Class 2A4, 0.380% (1-Month USD-LIBOR + 0.230%) due 5/25/37(a)	606,337
740,000	Crown Point CLO 5 Ltd., Series 2018-5A, Class E, 5.868% (3-Month USD-LIBOR + 5.650%) due 7/17/28*(a)(b)	605,680

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 13.8% (continued)
$1,624,377	CWABS Asset-Backed Certificates Trust, Series 2007-12, Class 2A3, 0.950% (1-Month USD-LIBOR + 0.800%) due 8/25/47*(a)	$1,603,932
470,962	Ellington Loan Acquisition Trust, Series 2007-1, Class M1, 2.250% (1-Month USD-LIBOR + 2.100%) due 5/25/37*(a)(b)	386,233
5,779,610	Flatiron CLO 2015-1 Ltd., Series 2015-1A, Class AR, 1.127% (3-Month USD-LIBOR + 0.890%) due 4/15/27*(a)(b)	5,749,968
1,863,957	Gallatin CLO VIII 2017-1 Ltd., Series 2017-1A, Class A, 1.537% (3-Month USD-LIBOR + 1.300%) due 7/15/27*(a)(b)	1,855,491
	Home Equity Asset Trust:
3,511,425	Series 2004-2, Class M1, 0.945% (1-Month USD-LIBOR + 0.795%) due 7/25/34*(a)	3,469,620
1,415,000	Series 2005-5, Class M4, 1.094% (1-Month USD-LIBOR + 0.945%) due 11/25/35*(a)	1,365,445
2,344,363	Series 2005-7, Class M1, 0.600% (1-Month USD-LIBOR + 0.450%) due 1/25/36*(a)	2,337,504
2,000,000	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.540% (1-Month USD-LIBOR + 0.390%) due 1/25/36*(a)	1,983,673
1,200,000	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class E, 5.918% (3-Month USD-LIBOR + 5.700%) due 1/17/28*(a)(b)	901,681
	JP Morgan Mortgage Acquisition Trust:
4,300,000	Series 2007-CH4, Class A5, 0.390% (1-Month USD-LIBOR + 0.240%) due 5/25/37*(a)	4,195,974
1,164,799	Series 2007-CH5, Class A5, 0.410% (1-Month USD-LIBOR + 0.260%) due 6/25/37*(a)	1,151,861
5,000,000	KKR CLO 16 Ltd., Series 16, Class A1R, 1.468% (3-Month USD-LIBOR + 1.250%) due 1/20/29*(a)(b)	4,992,500
2,700,000	KVK CLO 2018-1 Ltd., Series 2018-1A, Class E, 6.074% (3-Month USD-LIBOR + 5.850%) due 5/20/29*(a)(b)	2,318,856
1,356,293	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 7.937% (3-Month USD-LIBOR + 7.700%) due 4/15/29*(a)(b)	1,116,304
800,000	Mastr Asset Backed Securities Trust, Series 2004-FRE1, Class M7, 2.850% (1-Month USD-LIBOR + 2.700%) due 7/25/34*(a)	792,289
1,436,553	Merrill Lynch Mortgage Investors Trust, Series 2005-FM1, Class M1, 0.870% (1-Month USD-LIBOR + 0.720%) due 5/25/36*(a)	1,414,780
	Nationstar Home Equity Loan Trust:
5,604,745	Series 2006-B, Class AV4, 0.430% (1-Month USD-LIBOR + 0.280%) due 9/25/36*(a)	5,581,367
3,723,734	Series 2007-C, Class 1AV1, 0.325% (1-Month USD-LIBOR + 0.175%) due 6/25/37*(a)	3,611,461
7,168,314	Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A1R2, 1.037% (3-Month USD-LIBOR + 0.800%) due 7/15/27*(a)(b)	7,140,092
1,169,579	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 0.885% (1-Month USD-LIBOR + 0.735%) due 8/25/35*(a)	1,159,977
1,820,000	OZLM IX Ltd., Series 2014-9A, Class DRR, 6.338% (3-Month USD-LIBOR + 6.120%) due 10/20/31*(a)(b)	1,603,564
2,000,000	OZLM XI Ltd., Series 2015-11A, Class DR, 7.214% (3-Month USD-LIBOR + 7.000%) due 10/30/30*(a)(b)	1,729,720
3,737,932	Park Place Securities Inc., Series 2005-WCW1, Class M2, 0.855% (1-Month USD-LIBOR + 0.705%) due 9/25/35*(a)	3,734,306
3,357,333	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, 0.945% (1-Month USD-LIBOR + 0.795%) due 7/25/35*(a)	3,346,394
3,500,000	People's Choice Home Loan Securities Trust, Series 2005-1, Class M5, 1.650% (1-Month USD-LIBOR + 1.500%) due 1/25/35*(a)	2,742,345
1,516,967	SG Mortgage Securities Trust, Series 2006-OPT2, Class A3B, 0.260% (1-Month USD-LIBOR + 0.110%) due 10/25/36*(a)	1,504,696
	Soundview Home Loan Trust:
6,582,227	Series 2006-EQ1, Class A3, 0.310% (1-Month USD-LIBOR + 0.160%) due 10/25/36(a)	6,516,539
366,839	Series 2007-1, Class 2A3, 0.320% (1-Month USD-LIBOR + 0.170%) due 3/25/37*(a)	366,180
2,360,000	Series 2007-OPT3, Class 2A4, 0.400% (1-Month USD-LIBOR + 0.250%) due 8/25/37*(a)	1,971,631
380,000	Steele Creek CLO 2016-1 Ltd., Series 2016-1A, Class ER, 6.000% (3-Month USD-LIBOR + 5.750%) due 6/15/31*(a)(b)	293,598

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 13.8% (continued)
$3,436,128	Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 0.990% (1-Month USD-LIBOR + 0.840%) due 8/25/34*(a)	$3,424,782
	Structured Asset Securities Corp. Mortgage Loan Trust:
1,000,000	Series 2005-WF4, Class M6, 1.155% (1-Month USD-LIBOR + 1.005%) due 11/25/35*(a)	971,644
14,316,523	Series 2006-BC6, Class A1, 0.310% (1-Month USD-LIBOR + 0.160%) due 1/25/37*(a)	13,650,302
3,315,782	Series 2006-BC6, Class A4, 0.320% (1-Month USD-LIBOR + 0.170%) due 1/25/37*(a)	3,267,227
3,241,547	Series 2006-GEL1, Class M2, 0.950% (1-Month USD-LIBOR + 0.800%) due 11/25/35*(a)(b)	3,229,240
3,152,103	Series 2006-GEL1, Class M3, 2.400% (1-Month USD-LIBOR + 2.250%) due 11/25/35*(a)(b)	2,763,323
641,418	Trinitas CLO III Ltd., Series 2015-3A, Class E, 5.487% (3-Month USD-LIBOR + 5.250%) due 7/15/27*(a)(b)	482,392
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 6.827% (3-Month USD-LIBOR + 6.590%) due 10/15/29*(a)(b)	819,907
	TOTAL ASSET-BACKED SECURITIES (Cost - $130,586,843)	137,716,599
CORPORATE BONDS & NOTES - 6.2%
Communications - 1.3%
6,446,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24*(b)(c)	6,663,681
5,276,000	Consolidated Communications Inc., Senior Secured Notes, 6.500% due 10/1/28*(b)(c)	5,718,815
1,245,500	HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21*(b)(c)	1,220,590
	Total Communications	13,603,086
Consumer Cyclical - 1.0%
7,515,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24*(b)(c)	6,556,837
3,922,000	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23*	3,712,369
	Total Consumer Cyclical	10,269,206
Consumer Non-cyclical - 0.2%
916,000	Cytokinetics Inc., Senior Unsecured Notes, 4.000% due 11/15/26*	1,637,048
Energy - 0.6%
6,329,700	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(b)	5,910,357
Financial - 2.7%
4,926	Capital Southwest Corp., Corporate Unsecured Notes, 5.950% due 12/15/22	123,741
8,756,000	ILFC E-Capital Trust I, Limited Guaranteed Notes, 2.980% due 12/21/65*(a)(b)(c)	5,253,600
13,243,000	JPMorgan Chase & Co., Junior Subordinated Notes, 3.684% (3-Month USD-LIBOR + 3.470%)*(a)(c)(d)	13,103,989
11,627,000	USB Realty Corp., Junior Subordinated Notes, 1.384% (3-Month USD-LIBOR + 1.147%) *(a)(b)(c)(d)	9,028,365
	Total Financial	27,509,695
Industrial - 0.4%
3,200,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 9.750% due 8/1/27*(b)	3,632,000
	TOTAL CORPORATE BONDS & NOTES (Cost - $62,165,738)	62,561,392

Shares/Units
COMMON STOCKS - 25.1%
COMMUNICATIONS - 1.0%
Internet - 0.7%
49,933	IAC/InterActiveCorp*	7,089,987

Telecommunications - 0.3%
165,058	Consolidated Communications Holdings Inc.*	924,325

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMUNICATIONS - 1.0% - (continued)
Telecommunications - 0.3% - (continued)
511,856	HC2 Holdings Inc.*(e)	$1,714,717
	Total Telecommunications	2,639,042
	TOTAL COMMUNICATIONS	9,729,029
CONSUMER CYCLICAL - 0.5%
Auto Manufacturers - 0.0%
2,077	Navistar International Corp.*	91,928
Retail - 0.5%
37,974	Tiffany & Co.	4,992,822
	TOTAL CONSUMER CYCLICAL	5,084,750
CONSUMER NON-CYCLICAL - 13.1%
Biotechnology - 5.6%
17,678	Argenx SE, ADR*(c)	5,070,404
39,445	Ascendis Pharma AS, ADR*(c)	6,655,555
110,305	Black Diamond Therapeutics Inc.*	3,677,569
256,434	Crinetics Pharmaceuticals Inc.*	3,428,523
44,618	Essa Pharma Inc.*	312,326
763,956	Gamida Cell Ltd.*(e)	5,500,483
385,132	Orchard Therapeutics PLC, ADR*(c)	1,952,619
316,460	Relay Therapeutics Inc.*	16,870,483
127,104	SpringWorks Therapeutics Inc.*	8,317,686
195,229	Trillium Therapeutics Inc.*(e)	3,929,960
	Total Biotechnology	55,715,608
Healthcare-Products - 0.7%
202,255	Alphatec Holdings Inc.*	2,123,678
378,593	SeaSpine Holdings Corp.*	5,383,592
	Total Healthcare-Products	7,507,270
Healthcare-Services - 1.9%
376,638	Invitae Corp.*(e)	18,700,077
Pharmaceuticals - 4.9%
624,142	AdaptHealth Corp., Class A Shares*(c)	18,636,880
211,221	Bausch Health Cos., Inc.*	3,922,374
818,623	Cytokinetics Inc.*(c)	13,752,866
102,748	Merus NV*	1,760,073
141,382	Ocular Therapeutix Inc.*	2,474,185
409,487	Odonate Therapeutics Inc.*	6,150,495
232,361	scPharmaceuticals Inc.*	2,142,368
	Total Pharmaceuticals	48,839,241
	TOTAL CONSUMER NON-CYCLICAL	130,762,196
DIVERSIFIED - 4.4%
SPACs - 4.4%
256,654	BCTG Acquisition Corp.*	2,874,525
675,373	Flying Eagle Acquisition Corp., Class A Shares*(e)	10,468,281
125,929	ION Acquisition Corp. 1 Ltd.*	1,378,923
469,500	L&F Acquisition Corp.*	4,718,475
55,633	Landcadia Holdings II Inc., Class A Shares*(e)	1,112,660
849,810	Montes Archimedes Acquisition Corp.*	8,532,092
210,177	Panacea Acquisition Corp.*	2,238,385
388,071	Sustainable Opportunities Acquisition Corp., Class A Shares*	4,043,700
422,512	Tekkorp Digital Acquisition Corp.*	4,288,497

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
DIVERSIFIED - 4.4% - (continued)
SPACs - 4.4% - (continued)
467,940	TS Innovation Acquisitions Corp.*	$4,726,194
	Total SPACs	44,381,732
	TOTAL DIVERSIFIED	44,381,732
FINANCIAL - 5.2%
Banks - 2.4%
812,880	Eastern Bankshares Inc.*(c)	12,030,624
707,580	HarborOne Bancorp Inc.	6,941,360
491,829	Kearny Financial Corp.	4,864,189
	Total Banks	23,836,173
Equity Real Estate Investment Trusts (REITs) - 1.8%
145,656	Equity Commonwealth	3,861,341
293,488	MGM Growth Properties LLC, Class A Shares	8,971,928
113,163	Taubman Centers Inc.	4,834,323
	Total Equity Real Estate Investment Trusts (REITs)	17,667,592
Savings & Loans - 1.0%
547,584	Waterstone Financial Inc.(c)	9,618,313
	TOTAL FINANCIAL	51,122,078
UTILITIES - 0.9%
Electric - 0.9%
463,915	Vistra Corp.	8,665,932
	TOTAL COMMON STOCKS
	(Cost - $197,383,126)	249,745,717
OPEN-END FUNDS - 15.9%
50,119	BlackRock New York Municipal Opportunities Fund, Class A Shares	556,818
13,740,810	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	158,156,718
	TOTAL OPEN-END FUNDS (Cost - $159,495,753)	158,713,536
PREFERRED STOCKS - 0.6%
FINANCIAL - 0.6%
Banks - 0.4%
146,387	GMAC Capital Trust I, 6.007%(a)	3,804,598
Financial Services - 0.2%
1,210,522	14ner Oncology Inc.*@	2,311,250
	TOTAL FINANCIAL	6,115,848
	TOTAL PREFERRED STOCKS (Cost - $4,942,322)	6,115,848
CLOSED-END FUND - 0.5%
221,716	Fortress Transportation & Infrastructure Investors LLC, Class Common Shares
	(Cost - $4,235,426)	4,627,213
WARRANTS - 0.1%
DIVERSIFIED - 0.1%
SPACs - 0.1%
123,898	Flying Eagle Acquisition Corp.*	498,070
174,900	Sustainable Opportunities Acquisition Corp.*	274,733
23,299	X4 Pharmaceuticals Inc.*	$77
	TOTAL DIVERSIFIED	772,880
	TOTAL WARRANTS (Cost - $376,095)	772,880

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Number of Contracts	Notional Amounts	Security	Value
PURCHASED SWAPTION - 0.2%
Interest Rate Swaption - 0.2%
22,500,000	51,217	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call, 1.91, expires 12/23/20	2,325,221
		TOTAL PURCHASED SWAPTION (Cost - $148,500)	2,325,221
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $733,714,442)	798,852,135

Face Amount†
SHORT-TERM INVESTMENTS - 16.4%
TIME DEPOSITS - 16.4%
128,006,894	Banco Bilbao Vizcaya Argentaria SA - Madrid, 0.010% due 12/1/20	128,006,894
22,581,621	BNP Paribas - Paris, 0.010% due 12/1/20	22,581,621
26	Brown Brothers Harriman - Grand Cayman, 0.010% due 12/1/20	26
12,666,163	Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	12,666,163
	TOTAL TIME DEPOSITS (Cost - $163,254,704)	163,254,704
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.0%
MONEY MARKET FUND - 4.0%
39,979,268	Federated Government Obligations Fund, Premier Class, 0.010%(f)
	(Cost - $39,979,268)	39,979,268
	TOTAL INVESTMENTS - 100.4% (Cost - $936,948,414)	1,002,086,107
	Liabilities in Excess of Other Assets – (0.4%)	(3,736,132)
	TOTAL NET ASSETS - 100.0%	$998,349,975

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to approximately $101,389,714 and represents 10.16% of net assets.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is on loan.
(f)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
14ner Oncology Inc.	11/10/2020	$2,311,250	$2,311,250	0.23%
Connecticut Avenue Securities Trust:
Series 2019-R07, Class 1M2, 2.250% (1-Month USD-LIBOR + 2.100%) due 10/25/1939	11/5/2020	2,740,304	2,754,114	0.28%
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, 5.850% (1-Month USD-LIBOR + 5.700%) due 4/25/28	7/27/2020	1,924,404	2,395,415	0.24%
Series 2016-C01, Class 1M2, 6.900% (1-Month USD-LIBOR + 6.750%) due 8/25/28	7/27/2020	8,372,744	8,867,942	0.89%
Series 2016-C01, Class 2M2, 7.100% (1-Month USD-LIBOR + 6.950%) due 8/25/28	6/22/2020	1,312,480	1,351,267	0.14%
Series 2016-C03, Class 1M2, 5.450% (1-Month USD-LIBOR + 5.300%) due 10/25/28	3/25/2020	3,189,755	3,453,002	0.35%
Series 2016-C03, Class 2M2, 6.050% (1-Month USD-LIBOR + 5.900%) due 10/25/28	4/27/2020	6,334,768	6,735,788	0.67%
Series 2016-C05, Class 2M2, 4.600% (1-Month USD-LIBOR + 4.450%) due 1/25/29	8/25/2020	7,048,546	7,124,627	0.71%
Series 2016-C07, Class 2M2, 4.500% (1-Month USD-LIBOR + 4.350%) due 5/25/29	6/10/2020	11,077,712	10,985,179	1.10%
Series 2017-C01, Class 1B1, 5.900% (1-Month USD-LIBOR + 5.750%) due 7/25/29	11/17/2020	2,737,817	2,738,526	0.27%
Series 2017-C01, Class 1M2, 3.700% (1-Month USD-LIBOR + 3.550%) due 7/25/29	11/24/2020	895,065	895,190	0.09%
Series 2017-C01, Class 1M2C, 3.700% (1-Month USD-LIBOR + 3.550%) due 7/25/29	4/16/2020	1,525,990	1,849,130	0.19%
Series 2017-C02, Class 2M2, 3.800% (1-Month USD-LIBOR + 3.650%) due 9/25/29	4/27/2020	14,205,426	13,857,867	1.39%
Series 2017-C02, Class 2M2C, 3.800% (1-Month USD-LIBOR + 3.650%) due 9/25/29	5/19/2020	879,417	1,002,252	0.10%
Series 2017-C03, Class 1M2, 3.150% (1-Month USD-LIBOR + 3.000%) due 10/25/29	8/25/2020	13,999,769	13,802,300	1.38%
Series 2017-C05, Class 1M2, 2.350% (1-Month USD-LIBOR + 2.200%) due 1/25/30	4/27/2020	10,765,469	10,607,747	1.06%
Series 2017-C07, Class 1M2, 2.550% (1-Month USD-LIBOR + 2.400%) due 5/25/30	8/25/2020	2,522,230	2,586,319	0.26%
Series 2017-C07, Class 2B1, 4.600% (1-Month USD-LIBOR + 4.450%) due 5/25/30	11/5/2020	298,569	311,430	0.03%

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities - (continued):
Series 2018-C01, Class 1M2, 2.400% (1-Month USD-LIBOR + 2.250%) due 7/25/30	8/25/2020	$11,225,383	$11,087,876	1.11%
Series 2018-C03, Class 1M2, 2.300% (1-Month USD-LIBOR + 2.150%) due 10/25/30	7/27/2020	7,512,176	7,399,369	0.74%
Series 2018-C05, Class 1B1, 4.400% (1-Month USD-LIBOR + 4.250%) due 1/25/31	10/22/2020	1,054,366	1,107,245	0.11%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M3, 5.699% (1-Month USD-LIBOR + 5.550%) due 7/25/28	6/9/2020	7,365,183	7,394,181	0.74%
Series 2016-DNA2, Class M3, 4.800% (1-Month USD-LIBOR + 4.650%) due 10/25/28	4/27/2020	610,250	720,277	0.07%
Series 2016-DNA3, Class M3, 5.150% (1-Month USD-LIBOR + 5.000%) due 12/25/28	8/25/2020	3,382,684	3,438,999	0.34%
Series 2016-HQA1, Class M3, 6.500% (1-Month USD-LIBOR + 6.350%) due 9/25/28	3/6/2020	5,461,816	5,548,221	0.56%
Series 2017-DNA2, Class B1, 5.300% (1-Month USD-LIBOR + 5.150%) due 10/25/29	3/13/2020	1,238,217	1,236,267	0.12%
Series 2017-DNA2, Class M2, 3.600% (1-Month USD-LIBOR + 3.450%) due 10/25/29	3/9/2020	5,007,349	5,085,192	0.51%
Series 2017-HQA1, Class M2, 3.700% (1-Month USD-LIBOR + 3.550%) due 8/25/29	8/25/2020	9,570,824	9,528,550	0.96%
Series 2017-HQA1, Class M2B, 3.700% (1-Month USD-LIBOR + 3.550%) due 8/25/29	8/4/2020	2,920,032	3,074,397	0.31%
Series 2017-HQA2, Class M2, 2.800% (1-Month USD-LIBOR + 2.650%) due 12/25/29	8/25/2020	9,571,626	9,368,855	0.94%
			$158,618,774	15.89%

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
ADR	—	American Depositary Receipts
CLO	—	Collateralized Loan Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SPACs	—	Special Purpose Acquisition Companies

Summary of Investments by Security Type^
Common Stocks	24.9%
Collateralized Mortgage Obligations	17.6
Open-End Funds	15.9
Asset-Backed Securities	13.7
Corporate Bonds & Notes	6.2
Preferred Stocks	0.6
Closed-End Fund	0.5
Purchased Swaption	0.2
Warrants	0.1
Short-Term Investments	16.3
Money Market Fund	4.0
100.0%

^ As a percentage of total investments.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

Schedule of Options Contracts Written

Interest Rate Swaptions

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
		10-Year Constant Maturity
		Swap, 3-Month
45,000,000	102,434	USD-LIBOR, Call	GSC	12/23/20	$1.16	$1,352,879
		TOTAL SWAPTIONS CONTRACTS WRITTEN				$1,352,879

At November 30, 2020, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at11/30/20(2)	Notional Amounts in (000’s)(3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	1.898%	USD	10,000	$(252,382)	$(750,000)	$497,618
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	1.898%	USD	20,000	(504,764)	(1,206,000)	701,236
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	2.839%	USD	10,000	(705,029)	(1,152,000)	446,971
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	2.839%	USD	10,000	(705,029)	(2,040,000)	1,334,971
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	2.839%	USD	10,000	(705,029)	(2,600,000)	1,894,971
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	2.839%	USD	10,000	(705,028)	(670,000)	(35,028)
CDX.NA.IG.33	1.000%	12/20/25	3-Month	GSC	2.236%	USD	10,000	(587,027)	(905,000)	317,973
								$(4,164,288)	$(9,323,000)	$5,158,712

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:

GSC      — Goldman Sachs & Co.

MSCS   — Morgan Stanley Capital Services LLC

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 7.3%
CORPORATE BONDS & NOTES - 0.5%
Communications - 0.4%
$3,744,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes, 5.000% due 8/15/27*(a)	$3,832,733
Financial - 0.1%
790,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.625% due 6/15/25*(a)	833,450
	TOTAL CORPORATE BONDS & NOTES
	(Proceeds - $4,334,993)	4,666,183

Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 6.5%
79,458	iShares Nasdaq Biotechnology	11,519,821
394,776	SPDR S&P Biotech	52,584,163
	Total Exchange Traded Funds (ETFs)	64,103,984
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Proceeds - $48,555,515)	64,103,984
COMMON STOCKS - 0.3%
COMMUNICATIONS - 0.3%
Internet - 0.3%
244,668	ANGI Homeservices Inc., Class A Shares*	3,024,096
Telecommunications - 0.0%
13,988	Cincinnati Bell Inc.*	212,757
	TOTAL COMMUNICATIONS	3,236,853
CONSUMER NON-CYCLICAL - 0.0%
Pharmaceuticals - 0.0%
5,711	Herbalife Nutrition Ltd.*	273,614
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
10,556	AerCap Holdings NV*	388,039
	TOTAL COMMON STOCKS
	(Proceeds - $4,688,158)	3,898,506
	TOTAL SECURITIES SOLD SHORT - 7.3%
	(Proceeds - $57,578,666)	72,668,673

*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to approximately $4,666,183 and represents 0.47% of net assets.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 92.3%
Alabama - 2.4%
$6,000,000	AA	Alabama Public School & College Authority, Revenue Bonds, Series A, 5.000% due 11/1/31	$8,342,940
2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	2,538,400
1,835,000	Aa2(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 4.000% due 7/1/46(b)	1,862,727
355,000	AA-	County of Jefferson AL, GO, Series B, 5.000% due 4/1/21	360,531
2,540,000	A3(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,931,465
		Mobile County Board of School Commissioners, Special Tax:
260,000	A-	5.000% due 3/1/28	314,108
175,000	A-	5.000% due 3/1/29	210,371
180,000	A-	5.000% due 3/1/30	215,410
185,000	A-	5.000% due 3/1/31	220,714
145,000	A-	5.000% due 3/1/32	172,401
215,000	A-	5.000% due 3/1/33	254,680
3,500,000	A2(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,893,400
		Total Alabama	21,317,147
Alaska - 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,244,320
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	255,029
		Total Alaska	1,499,349
Arizona - 4.0%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	6,275,250
3,810,000	AA+	5.000% due 7/1/34	4,647,400
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,591,920
1,800,000	A+	Chandler Industrial Development Authority, Revenue Bonds, 5.000% due 6/1/49(b)(c)	2,068,866
		City of Glendale AZ, Revenue Bonds:
105,000	AA	Series A, 5.000% due 7/1/23	116,571
230,000	AA	Series A, 5.000% due 7/1/27	273,001
215,000	AA	Series A, 5.000% due 7/1/28	253,392
235,000	AA	Series A, 5.000% due 7/1/29	275,925
85,000	AA	Series A, 5.000% due 7/1/32	103,604
65,000	AA	City of Glendale AZ, GO, AGM-Insured, 4.000% due 7/1/21	66,429
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA	5.000% due 7/1/24	64,289
60,000	AA	5.000% due 7/1/25	72,783
105,000	AA	5.000% due 7/1/26	126,680
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	A+	Series A, 5.000% due 7/1/27(c)	81,037
90,000	A+	Series A, 5.000% due 7/1/28(c)	111,242
6,365,000	AAA	Series B, 4.000% due 7/1/29	7,126,127
30,000	AAA	Series C, 5.000% due 7/1/21	30,844
1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	1,123,920
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(c)	161,773
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/22	16,138
30,000	AA	Series A, 5.000% due 7/1/23	32,258
60,000	AA	Series B, Prerefunded 7/1/21 @ 100, 5.000% due 7/1/25(d)	61,670
820,000	AAA	Maricopa County Community College District, GO, Series D, 4.250% due 7/1/25	839,499
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	5.000% due 1/1/46(b)	980,720
200,000	A2(a)	5.000% due 7/1/47	239,214
190,000	AA-	Series A, 4.000% due 1/1/24	210,642

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Arizona - 4.0% - (continued)
$70,000	AA-	Series A, 5.000% due 1/1/22	$73,445
145,000	AA-	Series A, 5.000% due 1/1/23	158,736
60,000	AA-	Series A, 5.000% due 1/1/24	68,352
225,000	AA-	Series A, 5.000% due 1/1/25	266,326
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	863,956
430,000	AA-	Series B, 5.000% due 1/1/48(b)	465,772
290,000	AA-	Series C, 5.000% due 1/1/48(b)	338,961
50,000	AA-	McAllister Academic Village LLC, Revenue Bonds, 5.000% due 7/1/21	51,365
		Salt River Project Agricultural Improvement & Power District, Revenue Bonds:
2,000,000	AA+	Series A, 5.000% due 1/1/29	2,569,800
145,000	AA+	Series A, 5.000% due 1/1/33	185,852
		State of Arizona, COP:
215,000	AA-	Series A, 5.000% due 10/1/21	223,578
225,000	AA-	Series A, 5.000% due 10/1/22	244,723
300,000	AA-	Series A, 5.000% due 10/1/23	340,254
310,000	AA-	Series A, 5.000% due 10/1/24	365,456
		Western Maricopa Education Center District No 402, GO:
560,000	AA-	Series B, 4.000% due 7/1/21	572,309
330,000	AA-	Series B, 5.000% due 7/1/25	400,145
		Total Arizona	35,140,224
Arkansas - 0.0%
90,000	Aa2(a)	Little Rock School District, GO, 3.000% due 2/1/22	92,875

California - 7.6%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	67,145
		Bay Area Toll Authority, Revenue Bonds:
210,000	AA	Series B, 2.850% due 4/1/47(b)	228,705
195,000	AA	Series C, 2.100% due 4/1/45(b)	198,024
		California Health Facilities Financing Authority, Revenue Bonds:
115,000	AA-	Series A, 5.000% due 7/1/25	128,784
85,000	A+	Series D, Prerefunded 8/15/21 @ 100, 5.000% due 8/15/35(d)	87,876
		California State Public Works Board, Revenue Bonds:
60,000	A+	Series A, 5.000% due 4/1/22	63,833
145,000	A+	Series A, 5.000% due 4/1/23	154,116
3,000,000	A+	Series A, 5.000% due 2/1/28	3,681,540
3,000,000	A+	Series A, 5.000% due 2/1/29	3,748,110
115,000	A+	Series A, 5.250% due 10/1/24	119,807
115,000	A+	Series A, 5.250% due 10/1/25	119,807
70,000	A+	Series D, 5.000% due 12/1/21	73,338
30,000	A+	Series G, 5.000% due 11/1/23	32,708
30,000	A+	Series G, 5.000% due 11/1/24	32,708
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,843,750
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	170,137
145,000	A+	Series A, 5.000% due 6/1/29	160,450
115,000	BBB	Series A1, 5.000% due 6/1/25	137,141
30,000	BBB	Series A1, 5.000% due 6/1/26	36,745
		Los Angeles County Metropolitan Transportation Authority, Revenue Bonds:
4,550,000	AA	Series A, 5.000% due 6/1/31	6,264,258
5,150,000	AA	Series A, 5.000% due 6/1/33	7,007,296
290,000	AA-	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	343,264
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,931,625

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
California - 7.6% - (continued)
		Modesto Irrigation District, Revenue Bonds:
$30,000	A+	Series A, 5.000% due 7/1/22	$30,810
110,000	A+	Series A, 5.000% due 7/1/23	113,061
170,000	Aa3(a)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Series A, 5.000% due 2/1/23	178,204
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	120,530
30,000	A-	Series A, 5.000% due 8/1/28	35,604
1,500,000	AA+	Ohlone Community College District, GO, Series A, Prerefunded 8/1/21 @ 100, 5.000% due 8/1/38(d)	1,548,465
145,000	A+	Port of Oakland, Revenue Bonds, Series P, 5.000% due 5/1/22(c)	153,926
90,000	A	Sacramento City Financing Authority, Series A, NPFG, zero coupon, due 12/1/26	83,843
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, Prerefunded 4/15/22 @ 100, 5.000% due 4/15/23(d)	271,695
185,000	A	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	232,582
		State of California, GO:
10,000,000	AA	AGM, 5.250% due 8/1/32	14,328,300
760,000	AA-	4.000% due 3/1/26	905,031
3,125,000	AA-	4.000% due 12/1/30(b)	3,184,469
80,000	AA-	5.000% due 9/1/29	99,465
1,000,000	AA-	5.000% due 4/1/30	1,374,350
760,000	AA-	5.000% due 8/1/30	970,991
3,000,000	AA-	5.000% due 11/1/31	4,154,310
3,000,000	AA-	5.000% due 4/1/36	3,909,750
435,000	AA-	Series B, 5.000% due 8/1/26	547,595
3,650,000	AA-	Series B, 5.000% due 11/1/29	4,983,892
205,000	AA-	Series C, 5.000% due 8/1/29	254,294
65,000	AAA	State of California Department of Water Resources, Revenue Bonds, Series AI, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/25(d)	68,134
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	113,091
230,000	AA-	West Contra Costa Unified School District, GO, 5.000% due 8/1/26	247,820
		Total California	66,541,379
Colorado - 1.7%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(c)	75,960
315,000	A	Series A, 5.000% due 12/1/26(c)	389,507
30,000	A+	Series A, 5.000% due 11/15/27(c)	37,911
195,000	A+	Series A, 5.000% due 11/15/28(c)	244,115
145,000	A+	Series A, 5.000% due 11/15/29(c)	180,144
115,000	A+	Series A, 5.000% due 11/15/30(c)	142,219
915,000	A+	Series C, 5.000% due 11/15/30	1,200,819
		Colorado Health Facilities Authority, Revenue Bonds:
655,000	#Aaa(a)	zero coupon, due 7/15/22	651,194
220,000	A-	2.800% due 5/15/42(b)	229,297
2,115,000	AA	5.000% due 11/15/36(b)	2,398,727
190,000	Baa1(a)	5.000% due 9/1/46	217,212
640,000	AA	5.000% due 11/15/49(b)	803,808
500,000	BBB+	Series A, 5.000% due 8/1/44	602,020
325,000	BBB+	Series B-2, 5.000% due 8/1/49(b)	389,353
220,000	BBB+	Series D3, 5.000% due 10/1/38(b)	228,463
115,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	129,637
		E-470 Public Highway Authority, Revenue Bonds:
60,000	A	zero coupon, due 9/1/35	44,663
85,000	A	zero coupon, due 9/1/37	59,535

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Colorado - 1.7% - (continued)
$110,000	A	zero coupon, due 9/1/38	$74,686
165,000	A	Series A, 5.000% due 9/1/34	219,092
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, Prerefunded 4/1/22 @ 100, 4.000% due 4/1/30(d)	1,575,900
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,664,675
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,515,145
210,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(b)	216,991
		Vauxmont Metropolitan District, GO, AGM:
150,000	AA	5.000% due 12/1/21	156,230
125,000	AA	5.000% due 12/15/27	147,978
120,000	AA	5.000% due 12/15/29	140,951
135,000	AA	5.000% due 12/15/31	157,784
285,000	AA	5.000% due 12/1/34	365,703
		Total Colorado	15,259,719
Connecticut - 1.5%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
1,075,000	AAA	5.000% due 7/1/29	1,465,934
410,000	A	Series A, 5.000% due 7/1/34	521,499
505,000	AA-	Series B, 1.800% due 7/1/49(b)	524,963
65,000	A-	Series S, 5.000% due 7/1/26	79,604
30,000	A-	Series S, 5.000% due 7/1/29	37,820
4,465,000	AAA	Series V1, 0.040% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
90,000	A	Series A, 5.000% due 3/15/26	110,767
375,000	A	Series A, 5.000% due 4/15/26	462,656
150,000	A	Series A, 5.000% due 4/15/30	196,845
170,000	A	Series A, 5.000% due 4/15/34	218,275
60,000	A	Series A, 5.000% due 4/15/35	76,869
175,000	A	Series B, 5.000% due 1/15/26	214,315
85,000	A	Series E, 5.000% due 9/15/23	92,096
100,000	A	Series E, 5.000% due 10/15/26	125,138
150,000	A	Series E, 5.000% due 10/15/29	184,323
1,600,000	A	Series F, 5.000% due 9/15/26	1,997,568
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,653,120
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	420,209
		Total Connecticut	12,847,001
Delaware - 0.5%
		Delaware River & Bay Authority, Revenue Bonds:
85,000	A	Series C, 5.000% due 1/1/22	89,335
35,000	A	Series C, 5.000% due 1/1/24	39,642
80,000	A	Series C, 5.000% due 1/1/25	90,347
220,000	A	Delaware State Economic Development Authority, Revenue Bonds, 1.050% due 1/1/31(b)	223,445
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(d)	3,683,612
		Total Delaware	4,126,381
District of Columbia - 1.0%
2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	2,300,540
		District of Columbia, Revenue Bonds:
80,000	AAA	Series A, 5.000% due 12/1/36	83,461
40,000	NR	Series A, Prerefunded 12/01/21 @ 100, 5.000% due 12/1/36(d)	41,895
		Metropolitan Washington Airports Authority, Revenue Bonds:
90,000	A+	Series A, 5.000% due 10/1/21(c)	93,406
50,000	A+	Series A, 5.000% due 10/1/22(c)	53,970
75,000	A+	Series A, 5.000% due 10/1/23(c)	84,450

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
District of Columbia - 1.0% - (continued)
$2,625,000	A+	Series A, 5.000% due 10/1/24(c)	$3,067,234
225,000	A+	Series A, 5.000% due 10/1/25(c)	271,989
115,000	A+	Series A, 5.000% due 10/1/28(c)	148,674
120,000	A+	Series A, 5.000% due 10/1/29(c)	153,523
95,000	A+	Series A, 5.000% due 10/1/30(c)	120,718
205,000	A+	Series A, 5.000% due 10/1/31(c)	256,450
60,000	A+	Series A, 5.000% due 10/1/34(c)	73,178
55,000	A+	Series A, 5.000% due 10/1/36(c)	66,726
195,000	A+	Series C, 5.000% due 10/1/22(c)	201,979
210,000	A+	Series C, 5.000% due 10/1/23(c)	217,946
190,000	A+	Series C, 5.000% due 10/1/24(c)	197,108
255,000	A+	Series C, 5.000% due 10/1/25(c)	264,366
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 4.000% due 10/1/35	460,764
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	296,717
		Total District of Columbia	8,455,094
Florida - 4.8%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	109,317
215,000	Aa3(a)	5.000% due 7/1/30	246,497
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	98,366
		Citizens Property Insurance Inc., Revenue Bonds:
80,000	A+	Series A1, 5.000% due 6/1/21	81,866
60,000	A+	Series A1, 5.000% due 6/1/22	64,200
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
40,000	AA+	5.000% due 12/1/21	41,928
65,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(d)	68,113
70,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(d)	73,353
		City of Jacksonville FL, Revenue Bonds:
115,000	A+	5.000% due 10/1/22	124,263
155,000	A+	5.000% due 10/1/23	168,384
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	58,622
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A	5.000% due 10/1/30(c)	73,866
90,000	A	5.000% due 10/1/31(c)	110,162
120,000	A	Series A, 5.000% due 10/1/29(c)	141,298
85,000	A	Series A, 5.000% due 10/1/31(c)	99,432
115,000	A	Series A, 5.000% due 10/1/32(c)	133,999
1,000,000	A	Series B, 5.000% due 10/1/29(c)	1,300,500
90,000	A	Series Q1, 5.000% due 10/1/23	96,943
185,000	A+	County of Clay FL Sales Surtax Revenue, Revenue Bonds, 5.000% due 10/1/25	225,907
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
40,000	AA+	Series A, 5.000% due 9/1/21(c)	41,384
50,000	AA+	Series A, 5.000% due 9/1/22(c)	53,890
60,000	AA+	Series A, 5.000% due 9/1/23(c)	67,237
65,000	AA+	Series A, 5.000% due 9/1/24(c)	75,479
65,000	AA+	Series A, 5.000% due 9/1/25(c)	77,978
65,000	AA+	Series A, 5.000% due 9/1/26(c)	80,073
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	136,490
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	196,786
120,000	A+	5.000% due 10/1/29	147,085
215,000	A+	5.000% due 10/1/30	262,967
65,000	A+	Series A, 5.000% due 10/1/25	70,265

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - 4.8% - (continued)
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
$295,000	AA	AGM, Series B, 5.000% due 10/1/35	$298,472
175,000	A-	Series A, 5.000% due 10/1/21(c)	181,204
85,000	A-	Series A, 5.000% due 10/1/22(c)	91,522
290,000	A-	Series A, 5.000% due 10/1/24(c)	312,539
55,000	A-	Series A, 5.000% due 10/1/27(c)	62,869
80,000	A-	Series A, 5.000% due 10/1/29(c)	90,866
70,000	A-	Series A, 5.000% due 10/1/30	84,254
30,000	A-	Series A, 5.000% due 10/1/31	35,984
160,000	A-	Series A, 5.000% due 10/1/33(c)	179,818
70,000	A-	Series A, 5.000% due 10/1/35(c)	78,449
90,000	A-	Series A1, 5.000% due 10/1/22	90,312
65,000	A-	Series B, 5.000% due 10/1/24	70,300
215,000	A-	Series B, 5.000% due 10/1/37	243,255
500,000	A-	Series B, 5.000% due 10/1/40(c)	592,240
		County of Miami-Dade FL Transit System, Revenue Bonds:
35,000	AA	5.000% due 7/1/21	35,949
50,000	AA	Series Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	53,794
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	148,991
30,000	A+	Series B, 5.000% due 7/1/28	35,683
190,000	A+	Series B, 5.000% due 7/1/30	225,710
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	35,241
45,000	A2(a)	5.000% due 10/1/27	54,171
80,000	A1(a)	Series A, 5.000% due 10/1/22	86,751
355,000	A2(a)	Series A, 5.000% due 10/1/26	384,302
55,000	A2(a)	Series A, 5.000% due 10/1/30	67,585
60,000	A2(a)	Series A, 5.000% due 10/1/31	73,663
2,500,000	AA	Florida's Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,726,350
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A	Series A, 5.000% due 10/1/28(c)	124,340
60,000	A	Series A, 5.000% due 10/1/30(c)	73,472
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	5.000% due 6/1/28	40,534
70,000	A-	5.000% due 6/1/35	79,505
1,000,000	Baa1(a)	Hillsborough County Industrial Development Authority, Revenue Bonds, Series A, 4.000% due 8/1/45	1,133,570
		Hillsborough County Port District, Revenue Bonds:
850,000	A(e)	Series B, 5.000% due 6/1/33(c)	1,022,235
185,000	A(e)	Series B, 5.000% due 6/1/38(c)	218,872
		Indian River County District School Board, COP:
75,000	AA-	Series A, 5.000% due 7/1/24	86,160
60,000	AA-	Series A, 5.000% due 7/1/25	71,336
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	247,294
		Lake County School Board, COP:
30,000	AA	Series A, AGM, 5.000% due 6/1/25	34,542
50,000	AA	Series A, AGM, 5.000% due 6/1/26	57,419
15,000	AA	Series A, AGM, 5.000% due 6/1/28	17,203
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A, 5.000% due 4/1/33	697,285
755,000	A+	Series A, 5.000% due 4/1/33(b)	877,695
415,000	A+	Series A, 5.000% due 4/1/35	523,431
60,000	AA	Manatee County School District, Revenue Bonds, AGM-Insured, 5.000% due 10/1/25	71,740
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	53,861

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - 4.8% - (continued)
$115,000	A	Series A, 5.000% due 7/1/32	$137,236
95,000	A	Series A, 5.000% due 7/1/33	113,144
30,000	A	Series A, 5.000% due 7/1/34	35,659
235,000	A	Series A, 5.000% due 7/1/40	235,663
85,000	A	Series A, 5.000% due 7/1/44	93,774
		Orange County Health Facilities Authority, Revenue Bonds:
200,000	A+	Series A, 5.000% due 10/1/39	237,170
365,000	A+	Series A, Prerefunded 4/01/22 @ 100, 5.000% due 10/1/42(d)	387,813
150,000	A+	Series B, Prerefunded 4/01/22 @ 100, 5.000% due 10/1/42(d)	159,375
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	124,185
200,000	Aa2(a)	Series C, 5.000% due 8/1/29	239,156
		Orlando Utilities Commission, Revenue Bonds:
50,000	AA	Series A, 5.000% due 10/1/23	56,755
25,000	AA	Series A, 5.000% due 10/1/25	30,636
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(e)	5.000% due 12/1/23	11,388
20,000	WD(e)	5.000% due 12/1/24	23,680
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	59,335
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	39,255
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	46,656
135,000	Aa3(a)	Series A, 5.000% due 8/1/25	163,434
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	883,887
135,000	Aa3(a)	Series B, 5.000% due 8/1/25	163,434
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	363,807
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	290,054
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	192,960
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	842,820
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	380,696
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	132,660
250,000	AA+	Palm Beach County Solid Waste Authority, Revenue Bonds, 5.000% due 10/1/24	259,783
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	403,563
		School Board of Miami-Dade County, COP:
120,000	AA	AGM, Series A, 5.000% due 5/1/27	142,398
570,000	A+	Series A, 5.000% due 5/1/31	690,264
220,000	A+	Series B, 5.000% due 8/1/27	271,383
395,000	A+	Series B, 5.000% due 5/1/28	466,270
340,000	A+	Series D, 5.000% due 11/1/24	400,095
355,000	A+	Series D, 5.000% due 11/1/25	415,787
230,000	A+	Series D, 5.000% due 11/1/26	269,383
115,000	A+	Series D, 5.000% due 2/1/29	139,132
190,000	A+	Series D, 5.000% due 2/1/30	229,227
		School District of Broward County, COP:
155,000	A+	Series A, 5.000% due 7/1/21	159,278
145,000	A+	Series A, 5.000% due 7/1/22	155,858
45,000	A+	Series A, 5.000% due 7/1/25	48,195
460,000	A+	Series A, 5.000% due 7/1/26	533,173
265,000	A+	Series A, 5.000% due 7/1/27	314,150
115,000	A+	Series A, 5.000% due 7/1/28	135,932
70,000	A+	Series A, 5.000% due 7/1/32	83,993
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	128,906
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(d)	623,048
60,000	A+	Series B, 5.000% due 7/1/25	72,177
335,000	A+	Series B, 5.000% due 7/1/26	400,131

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - 4.8% - (continued)
$230,000	A+	Series B, 5.000% due 7/1/27	$272,658
390,000	A+	Series B, 5.000% due 7/1/28	460,988
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	67,121
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	58,153
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	138,698
		South Miami Health Facilities Authority, Revenue Bonds:
75,000	AA-	5.000% due 8/15/24	86,771
120,000	AA-	5.000% due 8/15/25	143,743
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	66,628
125,000	A	Series A, 5.000% due 7/1/27	138,605
		State of Florida, GO:
5,995,000	AAA	5.000% due 7/1/32	7,897,453
289,000	AAA	Series C, 5.000% due 6/1/22	295,919
145,000	AAA	Series E, 5.000% due 6/1/24	148,471
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,575,500
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	100,586
70,000	AA+	Series NPFG, 5.500% due 10/1/22	76,748
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A3(a)	4.000% due 10/15/36	174,344
80,000	A3(a)	5.000% due 10/15/44	98,628
150,000	A3(a)	5.000% due 10/15/49	183,620
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	693,198
145,000	AA	Series A, 5.000% due 8/1/32	174,450
		Total Florida	41,936,458
Georgia - 3.9%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	35,971
70,000	AA-	5.000% due 11/1/29	83,791
2,000,000	AA-	5.000% due 11/1/40	2,373,080
205,000	#Aaa(a)	Colquitt County Development Authority, Revenue Bonds, zero coupon, due 12/1/21	204,428
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	46,827
		Development Authority of Burke County, Revenue Bonds:
600,000	A-	1.700% due 12/1/49(b)	618,894
830,000	A-	2.925% due 11/1/53(b)	885,652
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	193,879
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa2(a)	Series A, 4.000% due 4/1/48(b)	5,454,950
840,000	Aa2(a)	Series C, 4.000% due 8/1/48(b)	922,639
195,000	A3(a)	Monroe County Development Authority, Revenue Bonds, 2.350% due 10/1/48(b)	195,090
		Municipal Electric Authority of Georgia, Revenue Bonds:
265,000	A-	Series A, 5.000% due 1/1/21	266,012
160,000	A-	Series A, 5.000% due 1/1/27	198,787
145,000	A-	Series A, 5.000% due 1/1/30	185,164
105,000	A	Series GG, 5.000% due 1/1/24	114,847
35,000	A	Series GG, 5.000% due 1/1/25	38,216
145,000	A	Series GG, 5.000% due 1/1/26	158,395
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	65,167
35,000	AA-	Series S, 5.000% due 10/1/22	38,014

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Georgia - 3.9% - (continued)
$70,000	AA-	Series S, 5.000% due 10/1/24	$75,867
40,000	AA-	Series U, 5.000% due 10/1/24	46,905
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,624,500
5,000,000	AAA	Series A, 5.000% due 8/1/30	7,002,800
2,500,000	AAA	Series A, 5.000% due 7/1/32	3,357,975
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,919,883
		Total Georgia	34,107,733
Hawaii - 0.1%
		City & County of Honolulu HI, GO:
115,000	Aa1(a)	Series D, 5.000% due 9/1/22	124,581
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	113,345
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	625,670
		Total Hawaii	863,596
Idaho - 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
90,000	A2(a)	5.000% due 7/15/21	92,479
100,000	A2(a)	5.000% due 7/15/22	107,130
45,000	A2(a)	5.000% due 7/15/23	50,156
35,000	A2(a)	5.000% due 7/15/24	40,508
35,000	A2(a)	5.000% due 7/15/25	41,984
95,000	A2(a)	5.000% due 7/15/27	120,622
75,000	Aa1(a)	Series A, 4.000% due 1/1/50	83,443
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d'Alene, GO, 4.000% due 9/15/28	2,848,551
		Total Idaho	3,384,873
Illinois - 3.6%
		Chicago Midway International Airport, Revenue Bonds:
65,000	A-	Series A, 5.000% due 1/1/29(c)	76,036
100,000	A-	Series A, 5.000% due 1/1/30(c)	116,433
70,000	A-	Series A, 5.000% due 1/1/31(c)	81,264
190,000	A-	Series A, 5.000% due 1/1/32(c)	209,490
30,000	A-	Series B, 5.000% due 1/1/22	31,493
95,000	A-	Series B, 5.000% due 1/1/24	106,915
		Chicago O'Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	87,548
50,000	A	Series A, 5.000% due 1/1/22	52,516
125,000	A	Series A, 5.000% due 1/1/24(c)	140,962
270,000	A	Series A, 5.000% due 1/1/29	333,828
200,000	A	Series A, 5.000% due 1/1/48(c)	239,226
1,000,000	A	Series A, Prerefunded 1/01/22 @ 100, 5.000% due 1/1/25(c)(d)	1,049,880
200,000	A	Series B, 5.000% due 1/1/22(c)	209,508
285,000	A	Series B, 5.000% due 1/1/32	329,825
120,000	A	Series B, 5.000% due 1/1/53	144,602
65,000	A	Series C, 5.000% due 1/1/22	68,271
80,000	A	Series C, 5.000% due 1/1/23	87,666
45,000	A	Series C, 5.000% due 1/1/24	51,294
65,000	A	Series C, 5.000% due 1/1/25	76,910
60,000	A	Series C, 5.000% due 1/1/26	73,429
70,000	A	Series C, 5.000% due 1/1/33	81,994
80,000	A	Series C, 5.000% due 1/1/34	93,446
420,000	A	Series C, Prerefunded 1/1/21 @ 100, 6.500% due 1/1/41(d)	422,150
60,000	A	Series D, 5.000% due 1/1/27(c)	73,549
15,000	A	Series D, 5.000% due 1/1/28(c)	18,245
85,000	A	Series D, 5.000% due 1/1/31(c)	101,616
45,000	A	Series D, 5.000% due 1/1/33(c)	53,355

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - 3.6% - (continued)
$40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	$41,861
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	30,105
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	31,994
40,000	AA-	Series B, 5.000% due 12/15/24	42,767
60,000	AA-	Series C, 5.000% due 12/15/25	64,064
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	183,108
		County of Cook IL, GO:
565,000	A+	Series A, 5.250% due 11/15/24	568,711
60,000	A+	Series C, 5.000% due 11/15/22	64,727
145,000	A+	Series C, 5.000% due 11/15/23	156,207
540,000	A+	Series C, 5.000% due 11/15/24	581,661
15,000	AA	Series C, AGM, 5.000% due 11/15/25	16,228
85,000	A+	Series G, 5.000% due 11/15/25	85,274
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	42,754
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	825,222
		Illinois Finance Authority, Revenue Bonds:
100,000	AA+	2.250% due 11/15/42(b)	102,710
40,000	AA+	5.000% due 7/15/25	48,083
60,000	AA+	5.000% due 7/15/26	74,410
75,000	A+	5.000% due 11/15/26	81,197
25,000	A3(a)	5.000% due 8/15/27	29,309
70,000	A	5.000% due 5/15/28	83,636
60,000	AA+	5.000% due 7/15/28	76,706
40,000	A	5.000% due 5/15/29	47,547
150,000	AAA	5.000% due 7/1/29	189,985
25,000	A+	5.000% due 11/15/29	26,900
110,000	A3(a)	5.000% due 12/1/29	129,911
145,000	AAA	5.000% due 1/1/30	183,064
330,000	AA-	5.000% due 8/15/30	445,335
255,000	AAA	5.000% due 7/1/31	321,445
235,000	AA+	5.000% due 9/1/32	250,562
175,000	A3(a)	5.000% due 8/15/35	198,872
170,000	A	5.000% due 1/1/36	200,049
870,000	A	5.000% due 1/1/38	1,036,457
315,000	AA+	5.000% due 9/1/38	336,231
95,000	A+	5.000% due 11/15/43	100,445
1,300,000	A	5.000% due 1/1/44	1,533,077
100,000	A3(a)	5.000% due 12/1/46	113,558
25,000	BBB+	5.000% due 8/1/49	27,444
10,000	A+	Series A, 5.000% due 11/15/21	10,421
495,000	AA-	Series A, 5.000% due 2/15/24	559,835
95,000	AA-	Series A, 5.000% due 2/15/25	111,223
45,000	AA-	Series A, 5.000% due 2/15/26	54,372
30,000	A	Series A, 5.000% due 11/15/27	35,535
35,000	A	Series A, 5.000% due 11/15/28	41,262
55,000	A	Series A, 5.000% due 11/15/29	64,535
75,000	A	Series A, 5.000% due 7/1/30	89,003
100,000	A	Series A, 5.000% due 11/15/32	116,190
50,000	A	Series A, 5.000% due 7/1/34	58,609
15,000	AA+	Series A, 5.000% due 9/1/34	16,975

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - 3.6% - (continued)
$60,000	A+	Series A, 5.000% due 11/15/34	$68,578
255,000	A	Series A, 5.000% due 7/1/36	297,684
20,000	BBB+	Series A, 5.000% due 8/1/47	21,972
45,000	A	Series A, Prerefunded 5/15/22 @ 100, 5.000% due 5/15/23(d)	48,105
95,000	AA-	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	119,431
85,000	A+	Series B, 5.000% due 11/15/26	100,257
35,000	AA+	Series C, 3.750% due 2/15/34	38,967
160,000	AA+	Series C, 4.000% due 2/15/36	180,538
35,000	AA+	Series C, 5.000% due 2/15/22	36,838
15,000	AA+	Series C, 5.000% due 2/15/24	17,144
75,000	AA+	Series C, 5.000% due 2/15/26	91,990
200,000	AA+	Series C, 5.000% due 2/15/28	250,140
135,000	AA+	Series C, 5.000% due 2/15/29	167,871
50,000	AA+	Series C, 5.000% due 2/15/31	61,624
365,000	AA+	Series C, 5.000% due 2/15/32	448,092
145,000	AA+	Series C, 5.000% due 2/15/33	177,229
65,000	AA+	Series C, 5.000% due 2/15/36	78,927
205,000	AA+	Series C, 5.000% due 2/15/41	246,894
1,055,000	AA+	Series E, 1.750% due 11/15/42(b)	1,060,011
60,000	AA-	Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(d)	62,843
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	24,284
		Illinois Municipal Electric Agency, Revenue Bonds:
1,000,000	A	Series A, 5.000% due 2/1/22	1,052,990
290,000	A	Series A, 5.000% due 2/1/28	343,992
105,000	A	Series A, 5.000% due 2/1/31	123,811
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	60,049
175,000	AA-	Series D, 5.000% due 1/1/24	199,302
255,000	Aa3(a)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Series B, AMBAC-Insured, zero coupon, due 1/1/22	254,011
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	307,523
55,000	AA	5.000% due 1/1/29	70,083
155,000	Baa2(a)	Lake County Community High School District No 117 Antioch, GO, Series B, NPFG, zero coupon, due 12/1/20	155,000
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM-Insured, zero coupon, due 1/1/24	223,141
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/24	208,832
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	216,007
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	160,929
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	74,422
175,000	AA+	5.000% due 2/1/27	207,860
70,000	AA	Regional Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/21	71,757
		State of Illinois, GO:
345,000	AA	AGM, 5.000% due 1/1/21	346,132
80,000	BBB-	5.000% due 3/1/21	80,712
45,000	BBB-	5.000% due 8/1/21	46,030
225,000	BBB-	5.000% due 1/1/22	232,954
145,000	BBB-	5.000% due 3/1/22	150,700
190,000	BBB-	5.000% due 8/1/22	199,069
45,000	BBB-	5.000% due 2/1/23	47,574
220,000	BBB-	5.000% due 4/1/23	233,352
100,000	BBB-	5.000% due 8/1/23	106,650

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - 3.6% - (continued)
$225,000	BBB-	5.000% due 6/1/25	$245,288
65,000	BBB-	5.000% due 2/1/26	69,237
270,000	BBB-	5.000% due 2/1/27	295,737
180,000	BBB-	5.000% due 2/1/28	198,272
60,000	BBB-	5.000% due 4/1/28	63,401
25,000	BBB-	5.000% due 5/1/28	26,452
165,000	BBB-	5.000% due 2/1/29	180,908
70,000	BBB-	5.000% due 5/1/32	73,379
190,000	BBB-	5.000% due 5/1/33	198,713
305,000	BBB-	5.250% due 2/1/31	321,833
115,000	BBB-	5.500% due 7/1/38	120,160
65,000	BBB-	Series A, 4.000% due 1/1/23	66,286
105,000	BBB-	Series A, 5.000% due 1/1/33	106,886
365,000	BBB-	Series B, 5.000% due 9/1/21	374,311
360,000	BBB-	Series B, 5.000% due 9/1/22	377,701
365,000	BBB-	Series B, 5.000% due 9/1/23	389,984
365,000	BBB-	Series B, 5.000% due 9/1/24	394,189
620,000	BBB-	Series D, 5.000% due 11/1/23	654,435
405,000	BBB-	Series D, 5.000% due 11/1/25	440,004
390,000	BBB-	Series D, 5.000% due 11/1/26	427,573
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	126,625
115,000	A-	6.250% due 10/1/38	127,888
		Will County Community Unit School District No 365 Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,931,177
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	155,588
200,000	AA	Will County School District No 86 Joliet, GO AGM-Insured, , zero coupon, due 11/1/21	198,998
		Total Illinois	31,278,353
Indiana - 2.5%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 10/1/24	367,674
340,000	A+	Series A, 5.000% due 10/1/25	411,186
160,000	AA	Series B, AGM, 5.000% due 10/1/21	166,219
		City of Whiting IN, Revenue Bonds:
370,000	A-	5.000% due 12/1/44(b)(c)	448,462
1,020,000	A-	5.000% due 11/1/45(b)(c)	1,106,088
415,000	A-	5.250% due 1/1/21	416,664
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	329,739
		Indiana Finance Authority, Revenue Bonds:
535,000	AA	1.650% due 12/1/42(b)	542,378
320,000	AA	2.250% due 12/1/58(b)	341,334
30,000	AA-	5.000% due 3/1/22	31,777
90,000	AA-	5.000% due 8/15/25	100,178
30,000	AA-	5.000% due 9/1/25	35,850
30,000	AA-	5.000% due 9/1/26	36,881
15,000	AA-	5.000% due 9/1/29	18,114
5,000,000	AAA	5.000% due 2/1/35	6,539,100
240,000	AA-	5.000% due 3/1/36	273,636
60,000	AA-	5.000% due 9/1/36	70,982
65,000	AA	Series A, 5.000% due 10/1/25	70,487
70,000	AA	Series A, 5.000% due 10/1/26	82,444
35,000	AA	Series A, 5.000% due 10/1/28	40,985
115,000	AA	Series A, 5.250% due 10/1/24	119,678
45,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/23(d)	47,666
30,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/30(d)	31,777

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Indiana - 2.5% - (continued)
$155,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/41(d)	$164,182
		Indiana Health Facility Financing Authority, Revenue Bonds:
1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	1,034,570
7,500,000	AA+	Series E, 0.110% due 11/15/39(b)	7,500,000
295,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	323,689
		Indiana Municipal Power Agency, Revenue Bonds:
20,000	A+	Series A, 5.000% due 1/1/24	21,489
20,000	A+	Series A, 5.000% due 1/1/25	21,486
55,000	A+	Series A, 5.000% due 1/1/26	59,068
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	10,759
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(d)	10,759
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(d)	26,897
515,000	AAA	Indiana University, Revenue Bonds, Series W-1, 5.000% due 8/1/26	605,228
255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(c)	296,103
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 4.000% due 1/15/22	41,584
30,000	AA+	Series B, 5.000% due 7/15/22	32,190
40,000	AA+	Series B, 5.000% due 7/15/23	43,922
40,000	NR	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/23(d)	43,951
120,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/24(d)	131,987
125,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/25(d)	137,486
		Total Indiana	22,134,649
Iowa - 1.4%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,344,593
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,895,539
90,000	BBB(e)	Series A, 5.000% due 5/15/43	96,820
105,000	BBB(e)	Series A, 5.000% due 5/15/48	112,087
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	6,104,900
		Total Iowa	12,553,939
Kansas - 0.0%
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	35,734
35,000	A	Series A, 5.000% due 9/1/32	41,439
130,000	A	Series A, Prerefunded 9/01/22 @ 100, 5.000% due 9/1/24(d)	140,782
30,000	A	Series B, Prerefunded 9/01/22 @ 100, 5.000% due 9/1/23(d)	32,488
45,000	A	Series B, Prerefunded 9/01/22 @ 100, 5.000% due 9/1/24(d)	48,733
		Total Kansas	299,176
Kentucky - 1.3%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	29,392
15,000	A1(a)	5.000% due 1/1/26	18,214
45,000	A1(a)	5.000% due 1/1/29	53,612
50,000	A1(a)	5.000% due 1/1/30	59,235
5,000,000	A1(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,630,250
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	199,566
145,000	A-	5.000% due 5/1/28	184,035
15,000	A-	5.000% due 5/1/29	18,983
40,000	AA	5.000% due 5/1/31	50,607
110,000	A-	Series A, 5.000% due 10/1/27	122,734
165,000	A-	Series A, 5.000% due 2/1/29	196,998

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Kentucky - 1.3% - (continued)
$170,000	A-	Series A, 5.000% due 2/1/30	$201,943
65,000	A-	Series A, 5.000% due 2/1/32	76,692
80,000	A-	Series A, 5.000% due 2/1/33	94,034
325,000	A-	Series B, 5.000% due 11/1/26	402,301
1,445,000	A-	Series B, 5.000% due 11/1/27	1,777,841
55,000	A1(a)	Series D, 5.000% due 5/1/21	56,054
35,000	A1(a)	Series D, 5.000% due 5/1/26	42,757
30,000	A1(a)	Series D, 5.000% due 5/1/27	37,493
30,000	A1(a)	Series D, 5.000% due 5/1/28	37,301
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	254,946
525,000	A	Series A, 5.000% due 10/1/29	637,193
95,000	A	Series A, 5.000% due 10/1/32	113,983
70,000	A	Series A, 5.500% due 10/1/33	77,881
185,000	A	Series A, 5.750% due 10/1/38	205,961
100,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/28(d)	107,032
335,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/29(d)	358,557
355,000	A+	University of Louisville, Revenue Bonds, Series C, 3.000% due 9/1/21	361,823
		Total Kentucky	11,407,418
Louisiana - 0.3%
90,000	AA-	City of New Orleans LA, GO, 5.000% due 12/1/20	90,000
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,858,575
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A	Series A, 5.000% due 12/15/22	43,710
85,000	A	Series A, 5.000% due 12/15/23	96,691
		New Orleans Aviation Board, Revenue Bonds:
70,000	A-	Series B, 5.000% due 1/1/24(c)	78,779
85,000	A-	Series B, 5.000% due 1/1/25(c)	98,887
65,000	A-	Series B, 5.000% due 1/1/27(c)	75,082
10,000	A-	Series B, 5.000% due 1/1/29(c)	12,121
20,000	A-	Series B, 5.000% due 1/1/31(c)	24,025
20,000	A-	Series B, 5.000% due 1/1/36(c)	23,674
15,000	A-	Series B, 5.000% due 1/1/37(c)	17,712
20,000	A-	Series D2, 5.000% due 1/1/26(c)	23,976
15,000	A-	Series D2, 5.000% due 1/1/29(c)	18,181
20,000	A-	Series D2, 5.000% due 1/1/30(c)	24,108
45,000	A-	Series D2, 5.000% due 1/1/32(c)	53,856
35,000	A-	Series D2, 5.000% due 1/1/35(c)	41,532
15,000	A-	Series D2, 5.000% due 1/1/38(c)	17,677
		Total Louisiana	2,598,586
Maine - 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,716,725
		Maine Turnpike Authority, Revenue Bonds:
65,000	AA-	5.000% due 7/1/25	78,553
60,000	AA-	5.000% due 7/1/27	71,875
		Total Maine	2,867,153
Maryland - 4.8%
		City of Baltimore MD, Revenue Bonds:
105,000	AA	Series C, 5.000% due 7/1/28	131,886
195,000	AA	Series C, 5.000% due 7/1/31	241,997
200,000	AA	Series C, 5.000% due 7/1/33	246,244
170,000	AA-	Series D, 5.000% due 7/1/33	209,307
4,325,000	AAA	County of Harford MD, GO, Series B, 5.000% due 7/1/26	5,452,614
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	3,258,775

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Maryland - 4.8% - (continued)
		County of Prince George's MD, GO:
$3,595,000	AAA	Series A, 5.000% due 7/15/22	$3,875,698
5,805,000	AAA	Series A, 5.000% due 7/15/29	7,693,250
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(d)	2,271,624
		Maryland Community Development Administration, Revenue Bonds:
385,000	Aa1(a)	Series B, 4.000% due 9/1/49	428,466
310,000	Aa1(a)	Series C, 3.500% due 3/1/50	341,016
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	411,616
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB+	Series A, 4.000% due 7/1/42	165,366
65,000	BBB+	Series A, 5.000% due 7/1/33	74,424
50,000	BBB+	Series A, 5.000% due 7/1/34	57,150
20,000	BBB+	Series A, 5.000% due 7/1/35	22,819
50,000	BBB+	Series A, 5.000% due 7/1/36	56,918
35,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/24(d)	37,627
30,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	32,252
300,000	AA-	Maryland State Transportation Authority, Revenue Bonds, 5.000% due 7/1/34	404,880
		State of Maryland, GO:
3,000,000	AAA	5.000% due 8/1/33	4,123,500
5,000,000	AAA	Series A, 5.000% due 3/15/31	6,505,600
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,703,420
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,418,920
		Total Maryland	42,165,369
Massachusetts - 0.9%
		Commonwealth of Massachusetts, GO:
90,000	AA	Series B, 5.000% due 7/1/22	96,858
520,000	AA	Series C, 5.000% due 4/1/23	577,902
45,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/45	52,488
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	50,205
115,000	AA-	5.000% due 7/1/24	133,350
50,000	A	5.000% due 7/1/30	64,741
235,000	A	5.000% due 7/1/31	302,826
500,000	Baa2(a)	5.000% due 7/1/34	599,920
65,000	AAA	Series A, 5.000% due 7/15/22	70,119
145,000	NR	Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(d)(f)	165,657
500,000	AA+	Series N, 1.450% due 7/1/41(b)	501,355
105,000	AA-	Series S, 5.000% due 7/1/30	133,152
585,000	A+	Series S-1, 5.000% due 10/1/24	679,922
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	382,630
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,278,787
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, Prerefunded 11/01/22 @ 100, 4.000% due 11/1/43(d)	2,678,375
		Total Massachusetts	7,768,287
Michigan - 2.1%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 0.751% (3-Month USD-LIBOR) due 7/1/32(b)	153,384
85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	90,607
1,000,000	AA	Detroit City School District, GO, Series A, AGM-Insured, 5.250% due 5/1/30	1,346,940
155,000	AA	Detroit Downtown Development Authority, Series A, AGM-Insured, 5.000% due 7/1/37	173,969
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	51,019
55,000	AA	5.000% due 5/1/29	69,100

Schedules of Investments
November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Michigan - 2.1% - (continued)
$100,000	AA	5.000% due 5/1/30	$121,866
145,000	AA	5.000% due 5/1/31	176,191
20,000	AA	5.000% due 5/1/32	24,267
90,000	AA	5.000% due 5/1/33	108,989
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	121,542
75,000	A2(a)	5.000% due 5/15/28	90,664
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	107,935
20,000	AA	Kent Hospital Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/21	20,831
		Michigan Finance Authority, Revenue Bonds:
310,000	AA	AGM, 5.000% due 7/1/22	333,160
1,250,000	Aa3(a)	5.000% due 11/1/23	1,410,862
45,000	AA-	5.000% due 12/1/23	51,082
750,000	Aa3(a)	5.000% due 11/1/24	877,463
50,000	AA-	5.000% due 12/1/24	58,936
85,000	AA-	5.000% due 12/1/25	103,949
40,000	AA-	5.000% due 12/1/26	50,312
10,000	AA-	5.000% due 7/1/27	11,969
35,000	AA-	5.000% due 12/1/27	45,119
160,000	A+	5.000% due 8/15/28	178,134
60,000	AA-	5.000% due 12/1/28	76,292
30,000	AA-	5.000% due 7/1/29	35,698
60,000	A+	5.000% due 8/15/29	66,620
35,000	AA-	5.000% due 7/1/31	41,422
30,000	AA-	5.000% due 7/1/32	35,461
315,000	A	5.000% due 11/15/32	380,794
25,000	AA-	5.000% due 7/1/33	29,452
205,000	A	5.000% due 11/15/36	218,559
45,000	A	5.000% due 11/15/42	47,693
735,000	AA-	5.000% due 12/1/44(b)	865,345
45,000	WR(a)	Series A, 5.000% due 6/1/21	46,055
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(d)	69,621
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(d)	149,845
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	607,890
80,000	AA-	Series I, 5.000% due 4/15/35	98,091
		Michigan State Hospital Finance Authority, Revenue Bonds:
180,000	AA+	Series C, 2.400% due 11/15/47(b)	188,197
700,000	AA-	Series C, 5.000% due 12/1/20	700,000
45,000	AA-	Series C, 5.000% due 12/1/24	53,042
40,000	AA-	Series C, 5.000% due 12/1/25	48,917
60,000	AA-	Series C, 5.000% due 12/1/26	75,467
40,000	AA-	Series C, 5.000% due 12/1/27	51,564
60,000	AA-	Series C, 5.000% due 12/1/28	76,292
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	799,481
		Michigan Strategic Fund, Revenue Bonds:
290,000	A	1.450% due 8/1/29(b)	291,056
35,000	A	1.450% due 9/1/30(b)	35,127
500,000	A	1.800% due 10/1/49(b)(c)	520,690
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	42,840
90,000	AA-	5.000% due 11/1/29	109,839
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	5.000% due 9/1/22	32,307
60,000	A+	5.000% due 9/1/24	68,688

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Michigan - 2.1% - (continued)
		State of Michigan, GO:
$1,500,000	Aa1(a)	Series A, 4.000% due 5/15/38	$1,864,695
2,000,000	Aa1(a)	Series A, 5.000% due 5/15/33	2,722,860
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	120,354
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	159,507
140,000	AA	5.000% due 5/1/31	171,360
145,000	AA	5.000% due 5/1/32	176,877
		Wayne County Airport Authority, Revenue Bonds:
5,000	A-	Series A, 5.000% due 12/1/29	6,214
10,000	A-	Series A, 5.000% due 12/1/30	12,372
10,000	A-	Series A, 5.000% due 12/1/31	12,321
15,000	A-	Series A, 5.000% due 12/1/36	18,208
620,000	A-	Series B, 5.000% due 12/1/29(c)	756,177
15,000	A-	Series B, 5.000% due 12/1/30(c)	18,191
15,000	A-	Series B, 5.000% due 12/1/31(c)	18,105
10,000	A-	Series B, 5.000% due 12/1/33(c)	11,968
25,000	A-	Series B, 5.000% due 12/1/36(c)	29,713
60,000	A-	Series C, 5.000% due 12/1/22	65,071
65,000	A-	Series C, 5.000% due 12/1/23	73,245
70,000	A-	Series C, 5.000% due 12/1/24	81,693
70,000	A-	Series C, 5.000% due 12/1/25	84,413
45,000	A-	Series C, 5.000% due 12/1/26	55,614
45,000	A-	Series C, 5.000% due 12/1/27	56,785
		Total Michigan	18,156,378
Minnesota - 1.9%
40,000	WD(e)	Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds, Series Prerefunded 11/15/25 @ 100, 5.000% due 11/15/40(d)	49,059
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,577,150
		State of Minnesota, GO:
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,347,650
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,452,900
4,835,000	AAA	Series B, 5.000% due 8/1/27	6,295,218
		Total Minnesota	16,721,977
Mississippi - 0.3%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
225,000	A2(a)	5.000% due 1/1/30	292,340
435,000	A2(a)	5.000% due 1/1/34	553,755
170,000	A+	5.000% due 10/1/40(b)	205,794
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	204,390
1,250,000	AA	Series A, 5.000% due 10/1/34	1,574,288
		Total Mississippi	2,830,567
Missouri - 0.4%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	36,097
30,000	A+	5.000% due 5/15/30	35,945
30,000	A+	5.000% due 5/15/31	35,829
85,000	A+	5.000% due 5/15/36	99,912
20,000	A+	Series B, 4.000% due 2/1/40	21,862
70,000	A+	Series B, 5.000% due 2/1/30	83,069
80,000	A+	Series B, 5.000% due 2/1/32	94,311
65,000	A+	Series B, 5.000% due 2/1/36	75,717
105,000	A+	Series B, 5.000% due 2/1/45	120,432
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	3,115,250

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Missouri - 0.4% - (continued)
$85,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	$95,118
		Total Missouri	3,813,542
Montana - 0.1%
		Montana Board of Housing, Revenue Bonds:
95,000	AA+	Series A-1, 4.000% due 12/1/47(c)	100,639
40,000	AA+	Series B, 4.000% due 6/1/50	45,727
		Montana Facility Finance Authority, Revenue Bonds:
35,000	A+(e)	5.000% due 2/15/21	35,307
40,000	A+(e)	5.000% due 2/15/22	42,076
60,000	A+(e)	5.000% due 2/15/23	65,664
60,000	A+(e)	5.000% due 2/15/24	67,981
60,000	A+(e)	5.000% due 2/15/25	70,355
90,000	A+(e)	5.000% due 2/15/26	108,845
		Total Montana	536,594
Nebraska - 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
230,000	AA+	Series B, 4.000% due 9/1/49(c)	252,708
255,000	AA+	Series E, 3.750% due 9/1/49(c)	275,206
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	138,414
125,000	A+	Series B, 5.000% due 1/1/34	149,043
155,000	A+	Series B, 5.000% due 1/1/36	184,222
		Total Nebraska	999,593
Nevada - 1.2%
		City of Carson City NV, Revenue Bonds:
20,000	A-	5.000% due 9/1/24	22,746
15,000	A-	5.000% due 9/1/28	18,175
20,000	A-	5.000% due 9/1/30	23,936
20,000	A-	5.000% due 9/1/32	23,686
20,000	A-	5.000% due 9/1/34	23,560
		Clark County School District, GO:
75,000	A+	Series A, 5.000% due 6/15/21	76,801
65,000	A+	Series A, 5.000% due 6/15/23	72,130
170,000	A+	Series A, 5.000% due 6/15/25	202,492
1,000,000	A+	Series C, 5.000% due 6/15/23	1,109,690
280,000	A	County of Clark Department of Aviation, Revenue Bonds, Series C, 5.000% due 7/1/21(c)	287,260
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,819,115
1,300,000	A+	County of Washoe NV, Revenue Bonds, 2.050% due 3/1/36(b)(c)	1,325,844
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	104,278
145,000	AA	Series A, 5.000% due 6/1/33	177,274
155,000	AA	Series A, 5.000% due 6/1/34	189,126
30,000	AA	Series B, 5.000% due 6/1/22	32,156
60,000	AA	Series B, 5.000% due 6/1/23	64,289
60,000	AA	Series B, 5.000% due 6/1/24	64,280
30,000	AA	Series B, 5.000% due 6/1/25	32,150
125,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	139,481
		State of Nevada, GO:
40,000	AA+	5.000% due 8/1/21	41,278
80,000	AA+	5.000% due 3/1/25	88,479
2,665,000	AA+	Series A, 5.000% due 5/1/27	3,414,585
		Total Nevada	10,352,811

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New Hampshire - 0.4%
$1,535,000	BBB	City of Manchester NH General Airport Revenue, Revenue Bonds, Series A, 5.000% due 1/1/21	$1,541,048
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, 2.150% due 7/1/27(b)(c)	771,798
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	BBB+	4.000% due 7/1/22	41,767
25,000	A-	4.000% due 10/1/38	27,497
40,000	AA-	5.000% due 7/1/24	46,383
35,000	BBB+	5.000% due 7/1/26	36,970
135,000	A-	5.000% due 10/1/26	164,518
145,000	A-	5.000% due 10/1/27	176,104
60,000	A-	5.000% due 10/1/28	72,468
70,000	AA-	5.000% due 7/1/30	88,768
65,000	A	5.000% due 8/1/30	80,621
210,000	A-	5.000% due 10/1/30	251,330
70,000	A2(a)	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/43(d)	76,001
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/22	68,594
65,000	AA-	Series B, 5.000% due 2/1/23	68,537
50,000	AA-	Series B, 5.000% due 2/1/24	52,655
		Total New Hampshire	3,565,059
New Jersey - 2.4%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	67,251
30,000	BBB+	5.000% due 2/15/25	33,617
		City of Bayonne NJ, GO:
45,000	AA	5.000% due 7/1/31	55,192
30,000	AA	5.000% due 7/1/32	36,630
30,000	AA	5.000% due 7/1/33	36,484
		New Jersey Economic Development Authority, Revenue Bonds:
40,000	BBB	5.000% due 3/1/25	43,264
850,000	BBB	5.000% due 11/1/34	1,020,382
1,000,000	BBB	Series EEE, 5.000% due 6/15/30	1,212,740
220,000	BBB	Series II, 5.000% due 3/1/21	222,658
270,000	BBB	Series NN, 5.000% due 3/1/23	294,430
370,000	BBB	Series NN, 5.000% due 3/1/24	401,764
580,000	BBB	Series XX, 5.000% due 6/15/26	667,702
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	64,502
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
620,000	AA-	5.000% due 7/1/42(b)	739,015
625,000	AA-	5.000% due 7/1/45(b)	768,562
15,000	AA	Series A, 5.000% due 7/1/28	18,365
45,000	AA	Series A, 5.000% due 7/1/33	54,007
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AA	Series 1A, 5.000% due 12/1/22(c)	43,306
100,000	AA	Series 1A, 5.000% due 12/1/24(c)	114,786
40,000	AA	Series 1B, 5.000% due 12/1/21(c)	41,764
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	179,324
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	129,114
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	75,162
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	148,844
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
100,000	BBB	4.000% due 12/15/39	109,072
5,000,000	A+	5.000% due 6/15/24	5,674,900
435,000	A+	5.000% due 6/15/27	512,604

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New Jersey - 2.4% - (continued)
$1,320,000	BBB	5.000% due 12/15/28	$1,615,918
200,000	BBB	5.000% due 12/15/39	237,466
870,000	BBB	Series A, zero coupon, due 12/15/27	741,457
195,000	BBB	Series A, zero coupon, due 12/15/28	160,466
220,000	BBB	Series A, 5.000% due 12/15/33	262,275
2,000,000	BBB	Series A, 5.000% due 12/15/34	2,378,040
215,000	BBB	Series AA, 5.000% due 6/15/23	228,986
345,000	BBB	Series AA, 5.000% due 6/15/24	366,911
360,000	BBB	Series AA, 5.000% due 6/15/25	405,500
215,000	BBB	Series AA, 5.000% due 6/15/26	241,404
145,000	BBB	Series AA, 5.000% due 6/15/29	152,637
		New Jersey Turnpike Authority, Revenue Bonds:
60,000	A+	Series C1, 0.443% (1-Month USD-LIBOR) due 1/1/21(b)	59,993
555,000	A+	Series C5, 0.563% (1-Month USD-LIBOR) due 1/1/28(b)	554,967
750,000	BBB+	State of New Jersey, GO, Series A, 4.000% due 6/1/32	919,110
		Total New Jersey	21,090,571
New Mexico - 0.1%
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	572,286
175,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	193,982
		Total New Mexico	766,268
New York - 9.7%
		City of New York NY, GO:
190,000	AA	Series A, 5.000% due 8/1/22	204,512
5,880,000	AA	Series B1, 5.000% due 11/1/30	7,948,878
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,429,790
90,000	AA	Series C, 5.000% due 8/1/27	105,434
5,000,000	AA	Series D1, 5.000% due 12/1/34	6,328,400
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,214,610
2,000,000	AA	Series H, 5.000% due 1/1/36	2,505,380
90,000	AA	Series J, 5.000% due 8/1/22	96,874
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, , 5.000% due 4/1/32	2,434,779
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	A+	Series A, 5.000% due 2/15/32	140,333
215,000	A+	Series A, 5.000% due 2/15/35	259,312
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	1,051,518
60,000	A	Series B, 5.000% due 9/1/22	64,987
45,000	A	Series B, 5.000% due 9/1/23	50,851
40,000	A	Series B, 5.000% due 9/1/24	47,067
		Metropolitan Transportation Authority, Revenue Bonds:
245,000	BBB+	5.000% due 11/15/29	276,460
300,000	BBB+	5.000% due 11/15/31	342,381
125,000	BBB+	Series A1, 5.000% due 11/15/35	135,184
145,000	BBB+	Series A1, 5.000% due 11/15/36	156,687
270,000	BBB+	Series B, 5.000% due 11/15/30	301,574
290,000	BBB+	Series C1, 5.000% due 11/15/27	326,787
685,000	BBB+	Series C1, 5.000% due 11/15/28	755,904
415,000	BBB+	Series D1, 5.000% due 11/15/30	448,723
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(a)	Series A, 5.000% due 11/15/51	383,205
860,000	A3(a)	Series A, 5.000% due 11/15/56	933,521
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,788,190

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New York - 9.7% - (continued)
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
$2,500,000	AAA	0.120% due 8/1/45(b)	$2,500,000
2,500,000	AAA	4.000% due 11/1/40	2,921,125
2,500,000	AAA	5.000% due 11/1/30	3,424,350
160,000	AAA	Series A, 5.000% due 11/1/21	166,994
145,000	AAA	Series B, 4.000% due 2/1/21	145,899
100,000	AAA	Series B, 5.000% due 2/1/21	100,784
275,000	AAA	Series C2, 5.000% due 5/1/32	348,678
		New York City Water & Sewer System, Revenue Bonds:
4,285,000	AA+	0.120% due 6/15/50(b)	4,285,000
1,725,000	AA+	5.000% due 6/15/23	1,931,862
5,000,000	AA+	Series AA, 5.000% due 6/15/32	5,124,700
		New York State Dormitory Authority, Revenue Bonds:
2,000,000	AA-	2.000% due 7/1/33	2,068,300
385,000	AA	5.000% due 5/15/23	410,429
750,000	A-	5.000% due 5/1/48(b)	836,866
5,000,000	Aa2(a)	Series A, 5.000% due 9/15/22	5,422,950
4,000,000	Aa2(a)	Series A, 5.250% due 3/15/38	5,095,880
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,785,325
60,000	AA+	New York State Thruway Authority Highway & Bridge Trust Fund, Revenue Bonds, Series A1, 5.000% due 4/1/21	60,955
		New York State Urban Development Corp., Revenue Bonds:
285,000	AA+	Series A, 5.000% due 3/15/22	291,962
80,000	AA+	Series A, 5.000% due 3/15/32	98,901
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	233,314
5,000,000	A+	Port Authority of New York & New Jersey, Revenue Bonds, Series 207, 5.000% due 9/15/24(c)	5,826,550
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, 4.000% due 10/15/32	452,096
3,775,000	AA+	State of New York, GO, Series A, Prerefunded 2/15/21 @ 100, 5.000% due 2/15/41(d)	3,812,561
90,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 211, 3.500% due 10/1/32(c)	97,982
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
4,000,000	AA-	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	4,208,480
85,000	AA-	Series B, 5.000% due 11/15/23	96,456
115,000	AA-	Series B, 5.000% due 11/15/24	130,027
		Total New York	85,609,767
North Carolina - 1.3%
		County of New Hanover NC, Revenue Bonds:
25,000	A+	5.000% due 10/1/27	31,527
205,000	A+	5.000% due 10/1/47	242,792
655,000	AA-	North Carolina Medical Care Commission, Revenue Bonds, 2.200% due 12/1/48(b)	671,604
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	135,962
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	349,464
290,000	AA	5.000% due 3/1/23	320,322
10,000,000	AAA	University of North Carolina at Chapel Hill, Revenue Bonds, Series B, 0.449% (1-Month USD-LIBOR) due 12/1/34(b)	9,999,500
		Total North Carolina	11,751,171
Ohio - 0.8%
		American Municipal Power Inc., Revenue Bonds:
45,000	A	5.000% due 2/15/21	45,433
60,000	A	5.000% due 2/15/22	63,376
40,000	A	5.000% due 2/15/42	41,892

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Ohio - 0.8% - (continued)
$800,000	A	Series A, 2.300% due 2/15/38(b)	$808,040
65,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	68,673
60,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(d)	63,391
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	35,112
45,000	AA	Series A, 5.000% due 1/1/28	52,019
65,000	AA	Series A, 5.000% due 1/1/29	74,745
60,000	AA	Series A, 5.000% due 1/1/30	68,738
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	36,816
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(d)	47,335
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	67,341
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	166,879
125,000	A+	5.000% due 12/1/30	167,300
80,000	A+	Series B, 5.000% due 8/1/47(b)	85,129
		County of Franklin OH, Revenue Bonds:
60,000	Aa2(a)	5.000% due 11/1/25	72,998
60,000	Aa2(a)	5.000% due 11/1/26	75,096
140,000	A-	County of Hamilton OH, Revenue Bonds, 5.250% due 6/1/26	148,718
135,000	BBB	County of Lucas OH, Revenue Bonds, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(d)	142,970
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	535,605
285,000	Aa3(a)	Miami University/Oxford OH, Revenue Bonds, Series A, 5.000% due 9/1/30	386,514
55,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	62,311
1,000,000	AA	Ohio State University, Revenue Bonds, 5.000% due 12/1/30	1,385,810
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 0.100% due 12/1/36(b)	2,000,000
		State of Ohio, Revenue Bonds:
90,000	A	4.000% due 1/15/50	100,416
75,000	AA	5.000% due 1/1/27	94,907
145,000	AA	5.000% due 1/1/29	186,093
		Total Ohio	7,083,657
Oklahoma - 0.1%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	698,404
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	40,502
45,000	AA-	Series A, 5.000% due 6/1/28	51,904
90,000	WR(a)	Oklahoma Development Finance Authority, Revenue Bonds, Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	95,142
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, 5.000% due 1/1/26	59,211
175,000	A	Series A, 5.000% due 1/1/27	206,342
60,000	A	Series A, 5.000% due 1/1/28	70,468
45,000	A	Series A, 5.000% due 1/1/29	52,741
60,000	A	Series B, 5.000% due 1/1/27	70,746
		Total Oklahoma	1,345,460
Oregon - 1.0%
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	108,020
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,998,930
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	A+	5.000% due 7/1/28(c)	380,322
165,000	A+	5.000% due 7/1/29	208,449
205,000	A+	5.000% due 7/1/32(c)	243,985

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Oregon - 1.0% - (continued)
$2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	$3,467,522
		Total Oregon	8,407,228
Pennsylvania - 1.5%
		City of Philadelphia PA, GO:
550,000	A	Series A, 5.000% due 8/1/22	590,667
1,000,000	A	Series B, 5.000% due 2/1/24	1,137,160
85,000	A	Series B, 5.000% due 8/1/27	101,815
300,000	A	Series B, 5.000% due 8/1/29	357,669
320,000	A	Series B, 5.000% due 8/1/30	380,384
335,000	A	Series B, 5.000% due 8/1/31	396,864
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
155,000	A-	Series B, 5.000% due 7/1/22(c)	165,941
50,000	A-	Series B, 5.000% due 7/1/30(c)	60,928
70,000	A-	Series B, 5.000% due 7/1/31(c)	84,974
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,301,658
500,000	A	Series B, 5.000% due 6/1/25	597,225
		Commonwealth of Pennsylvania, GO:
290,000	A+	5.000% due 10/15/27	328,007
810,000	A+	5.000% due 9/15/29	1,007,097
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	238,650
310,000	Aa3(a)	5.000% due 6/1/39	388,523
1,000,000	A	Lehigh County Industrial Development Authority, Revenue Bonds, Series A, 1.800% due 9/1/29(b)	1,010,750
2,000,000	AA	Mechanicsburg Area School District, GO, Series AA, 4.000% due 5/15/50	2,332,040
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
325,000	A	5.000% due 9/1/33	400,767
115,000	A	Series A, AMBAC, 6.000% due 6/1/22	123,038
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,268,760
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
90,000	A	5.000% due 3/1/21	90,985
60,000	A	5.000% due 3/1/22	63,322
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
35,000	AA	Series A, 5.000% due 8/15/27	45,004
35,000	AA	Series A, 5.000% due 8/15/28	44,771
60,000	AA	Series A, 5.000% due 8/15/30	75,932
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	16,419
15,000	A1(a)	Series A1, 5.000% due 12/1/23	17,124
45,000	A1(a)	Series A1, 5.000% due 12/1/29	56,885
30,000	A1(a)	Series A1, 5.000% due 12/1/34	37,295
35,000	A	Series A2, 5.000% due 12/1/28	42,481
35,000	A	Series A2, 5.000% due 12/1/33	43,765
250,000	A-	Philadelphia Authority for Industrial Development, Revenue Bonds, 4.000% due 11/1/21	257,315
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	33,630
20,000	A	5.000% due 8/1/24	23,122
25,000	A	5.000% due 8/1/25	29,907
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, , 5.000% due 9/1/44	316,258
40,000	A2(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	47,116
		Total Pennsylvania	13,514,248

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Rhode Island - 0.5%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
$240,000	AA	AGM, 5.000% due 5/15/25	$285,523
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,548,300
155,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	172,258
		Rhode Island Student Loan Authority, Revenue Bonds:
80,000	AA	Series A, 3.500% due 12/1/34(c)	82,304
1,125,000	AA	Series A, 5.000% due 12/1/26(c)	1,338,289
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	63,685
70,000	BBB	Series A, 5.000% due 6/1/28	80,656
		Total Rhode Island	4,571,015
South Carolina - 2.0%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/22	31,808
30,000	AA+	Series B, 5.000% due 3/1/24	34,610
30,000	AA+	Series B, 5.000% due 3/1/25	35,981
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	3,275,200
8,000,000	Aa2(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)(g)	8,828,480
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	132,652
95,000	A-	5.000% due 12/1/29	108,687
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
65,000	A+	5.000% due 2/1/22	68,343
30,000	A+	5.000% due 2/1/24	34,034
50,000	A+	5.000% due 2/1/25	58,799
50,000	A+	5.000% due 2/1/26	60,633
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	82,726
140,000	A+	5.000% due 7/1/30(c)	175,447
		South Carolina Public Service Authority, Revenue Bonds:
2,080,000	A	Series A, 5.000% due 12/1/49	2,344,118
515,000	A	Series A, 5.500% due 12/1/54	588,073
185,000	A	Series B, 5.000% due 12/1/35	225,163
275,000	A	Series B, 5.000% due 12/1/36	333,872
115,000	A	Series C, 5.000% due 12/1/25	135,356
115,000	A	Series C, 5.000% due 12/1/26	135,030
90,000	A	Series C, 5.000% due 12/1/27	105,614
105,000	A	Series C, 5.000% due 12/1/46	120,412
190,000	A	Series E, 5.500% due 12/1/53	213,539
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
210,000	Aaa(a)	Series A, 4.000% due 1/1/50	237,214
170,000	Aaa(a)	Series A, 4.000% due 7/1/50	193,751
50,000	Aa3(a)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series A, 5.000% due 10/1/25	60,416
		Total South Carolina	17,619,958
South Dakota - 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	33,388
15,000	AA-	5.000% due 7/1/24	17,278
10,000	AA-	5.000% due 7/1/27	12,539
50,000	AA-	5.000% due 7/1/33	60,533
40,000	AA-	5.000% due 7/1/35	48,229

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
South Dakota - 0.0% - (continued)
$35,000	A+	Series B, 5.000% due 11/1/24	$41,097
35,000	A+	Series B, 5.000% due 11/1/25	41,174
5,000	A+	Series B, 5.000% due 11/1/26	5,859
		Total South Dakota	260,097
Tennessee - 1.1%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,958,204
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	37,332
35,000	A-	Series A, 5.000% due 7/1/30	43,323
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	37,211
30,000	BBB	5.000% due 4/1/24	33,557
30,000	BBB	5.000% due 9/1/24	33,989
40,000	BBB	5.000% due 4/1/25	46,108
6,240,000	Aa2(a)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(b)	7,263,547
350,000	A3(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 4.000% due 5/1/48(b)	377,209
		Total Tennessee	9,830,480
Texas - 13.4%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,367,007
40,000	AA-	Austin Community College District, Revenue Bonds, AMBAC-Insured, zero coupon, due 2/1/22	39,790
		Board of Regents of the University of Texas System, Revenue Bonds:
90,000	AAA	Series B, 5.000% due 8/15/22	97,421
65,000	AAA	Series D, 5.000% due 8/15/21	67,190
70,000	AAA	Series D, 5.000% due 8/15/22	75,772
80,000	AAA	Series E, 5.000% due 8/15/22	86,596
90,000	AAA	Series J, 5.000% due 8/15/22	97,421
6,990,000	Aaa(a)	Brazosport Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/29	9,350,034
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	A-	5.000% due 1/1/31	83,140
145,000	A-	5.000% due 1/1/32	171,438
95,000	A-	5.000% due 1/1/35	111,353
45,000	A-	5.000% due 1/1/36	52,635
35,000	A-	Series A, 5.000% due 1/1/31	40,992
30,000	A-	Series A, 5.000% due 1/1/32	34,991
60,000	A-	Series A, 5.000% due 1/1/34	69,501
160,000	A-	Series A, 5.000% due 1/1/40	183,619
1,800,000	A-	Series E, 5.000% due 1/1/38	2,294,406
90,000	AA	City of Arlington TX, Special Tax, Series C, 5.000% due 2/15/45	90,718
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	2,272,981
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A	5.000% due 11/15/26(c)	191,210
80,000	A	5.000% due 11/15/29(c)	91,634
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	49,144
		City of Dallas TX, GO:
130,000	AA-	5.000% due 2/15/23	137,375
170,000	AA-	5.000% due 2/15/24	194,709
2,060,000	AA-	5.000% due 2/15/25	2,451,256
3,000,000	AAA	City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/27	3,648,030
		City of Houston TX, GO:
2,000,000	AA	Series A, 5.000% due 3/1/22	2,119,520
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	66,317
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	333,746

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 13.4% - (continued)
$120,000	Aa3(a)	Series A, 5.000% due 3/1/25	$143,474
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	61,264
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	75,062
30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	38,206
350,000	A	Series A, Prerefunded 7/01/22 @ 100, 5.000% due 7/1/23(c)(d)	374,937
90,000	A1(a)	Series B, 5.000% due 7/1/28	116,428
360,000	A1(a)	Series B, 5.000% due 7/1/29	460,102
190,000	A1(a)	Series B, 5.000% due 7/1/30	240,599
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,807,440
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,488,806
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(a)	Series B, 4.000% due 11/15/21	259,037
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	86,141
75,000	AA	Series C, 5.000% due 5/15/28	86,630
355,000	Aa2(a)	Series C, 5.000% due 11/15/30	494,345
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,186,754
1,935,000	AA	City of New Braunfels TX, GO, 5.000% due 2/1/28	2,504,645
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A-	Series A, 5.000% due 7/1/27(c)	615,505
480,000	A	Series A, 5.000% due 7/1/28(c)	605,352
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	AA-	1.750% due 2/1/49(b)	1,053,000
45,000	AA	5.000% due 2/1/29	57,834
30,000	AA	5.000% due 2/1/30	38,446
45,000	AA	5.000% due 2/1/31	57,585
35,000	AA	5.000% due 2/1/33	44,546
90,000	AA	5.250% due 2/1/25	108,489
1,500,000	AA-	Series 2019, 2.750% due 2/1/48(b)	1,567,020
205,000	AA-	Series B, 2.000% due 2/1/33(b)	206,597
		Comal Independent School District, GO, PSF-GTD:
3,000,000	Aaa(a)	5.000% due 2/1/27	3,804,960
2,000,000	Aaa(a)	5.000% due 2/1/28	2,601,740
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	32,336
110,000	AA-	Series C, 5.000% due 8/15/25	118,505
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	97,912
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,931,174
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,783,613
		Cypress-Fairbanks Independent School District, GO, PSF-GTD,:
1,975,000	AAA	4.000% due 2/15/32	2,298,149
145,000	AAA	5.000% due 2/15/22	153,429
145,000	AAA	5.000% due 2/15/23	160,273
725,000	AAA	5.000% due 2/15/24	834,888
620,000	AAA	5.000% due 2/15/25	742,630
105,000	AAA	5.000% due 2/15/27	128,847
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds, AMBAC-Insured, 5.250% due 12/1/29	288,301
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	211,126
		Dallas Fort Worth International Airport, Revenue Bonds:
85,000	A	Series B, 5.000% due 11/1/26(c)	91,565
35,000	A	Series B, 5.000% due 11/1/27(c)	37,669
80,000	A	Series B, 5.000% due 11/1/28(c)	86,037
155,000	A	Series B, 5.000% due 11/1/30(c)	166,358
330,000	A	Series B, 5.000% due 11/1/31(c)	353,727

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 13.4% - (continued)
$420,000	A	Series B, 5.000% due 11/1/32(c)	$449,534
290,000	A	Series B, 5.000% due 11/1/33(c)	310,106
70,000	A	Series B, 5.000% due 11/1/34(c)	74,812
1,500,000	A	Series E, 5.000% due 11/1/22(c)	1,626,300
		Dallas Independent School District, GO, PSF-GTD,:
45,000	AAA	5.000% due 2/15/36(b)	47,526
20,000	Aaa(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(d)	21,143
40,000	Aaa(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(b)(d)	42,285
85,000	AAA	Denton Independent School District, GO, PSF-GTD-Insured, zero coupon, due 8/15/25	83,441
155,000	AAA	Fort Bend Independent School District, GO, Series D, PSF-GTD-Insured, 1.500% due 8/1/42(b)	156,243
		Fort Worth Independent School District, GO, PSF-GTD,:
80,000	AAA	5.000% due 2/15/22	84,650
105,000	AAA	5.000% due 2/15/26	130,431
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	193,497
125,000	AA+	Series A, 5.000% due 10/1/32	160,286
190,000	AA+	Series A, 5.000% due 10/1/33	242,563
145,000	AA+	Series A, 5.000% due 10/1/34	184,798
70,000	BBB	Series A, 5.125% due 10/1/43	74,991
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	1,008,216
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,182,870
590,000	A+	5.000% due 7/1/49(b)	667,831
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	17,458
20,000	A+	5.000% due 10/15/26	24,487
15,000	A+	5.000% due 10/15/27	18,214
20,000	A+	5.000% due 10/15/29	23,970
30,000	A+	5.000% due 10/15/31	35,623
40,000	A+	5.000% due 10/15/35	47,002
30,000	A+	5.000% due 10/15/36	35,169
35,000	A+	5.000% due 10/15/39	40,827
45,000	A+	5.000% due 10/15/44	52,020
		Lamar Consolidated Independent School District, GO:
7,280,000	AAA	PSF-GTD, 5.000% due 2/15/31	9,116,234
7,050,000	AAA	PSF-GTD, 5.000% due 2/15/34	8,708,442
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,483,818
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A-	5.000% due 11/1/30(c)	46,468
90,000	A-	5.000% due 11/1/31(c)	104,136
		Lower Colorado River Authority, Revenue Bonds:
1,135,000	A	5.000% due 5/15/22	1,159,539
200,000	A	5.000% due 5/15/26	248,322
135,000	A	5.000% due 5/15/32	173,642
70,000	A	5.000% due 5/15/34	89,396
70,000	A	5.000% due 5/15/36	88,711
195,000	A	Series B, 5.000% due 5/15/25	234,365
85,000	A	Series B, 5.000% due 5/15/27	101,494
85,000	A	Series B, 5.000% due 5/15/28	101,412
245,000	A	Series B, 5.000% due 5/15/29	291,354
25,000	A	Series D, 5.000% due 5/15/22	26,732
20,000	A	Series D, 5.000% due 5/15/23	22,279
35,000	A	Series D, 5.000% due 5/15/24	40,532
40,000	A	Series D, 5.000% due 5/15/26	47,879

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 13.4% - (continued)
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
$60,000	Aa3(a)	Series A, 5.000% due 8/15/24	$69,656
70,000	Aa3(a)	Series A, 5.000% due 8/15/25	84,210
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	55,653
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	57,119
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	87,554
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	76,598
40,000	A3(a)	5.000% due 4/1/28	46,886
125,000	AAA	North East Independent School District, GO, Series B, PSF-GTD-Insured, 1.420% due 8/1/40(b)	125,223
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	32,168
55,000	AA-	4.000% due 12/15/24	58,975
		North Texas Tollway Authority, Revenue Bonds:
50,000	A+	Series A, 5.000% due 1/1/23	54,825
145,000	A+	Series A, 5.000% due 1/1/24	165,568
35,000	A+	Series A, 5.000% due 1/1/30	42,135
40,000	A+	Series A, 5.000% due 1/1/33	49,214
200,000	A+	Series A, 5.000% due 1/1/39	235,460
1,615,000	WD(e)	Series A, Prerefunded 9/1/21 @ 100, 5.500% due 9/1/41(d)	1,678,631
30,000	WD(e)	Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(d)	31,292
185,000	A	Series B, 5.000% due 1/1/25	218,814
290,000	A+	Series B, 5.000% due 1/1/29	339,668
160,000	A+	Series B, 5.000% due 1/1/30	187,466
20,000	A	Series B, 5.000% due 1/1/31	23,831
85,000	A	Series B, 5.000% due 1/1/32	103,878
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	725,990
		Permanent University Fund - University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	53,794
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	61,602
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	48,748
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,486,102
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	150,984
215,000	AA+	5.000% due 9/15/24	231,749
270,000	AA+	5.000% due 9/15/25	290,833
		San Antonio Water System, Revenue Bonds:
175,000	NR	5.000% due 5/15/22	187,039
2,000,000	AA	Series A, 5.000% due 5/15/36	2,565,760
390,000	AA	Series B, 2.000% due 5/1/44(b)	400,787
5,000,000	AAA	Spring Branch Independent School District, GO, Series Prerefunded 2/1/21 @ 100 PSF-GTD-Insured, 5.000% due 2/1/41(d)	5,040,050
		State of Texas, GO:
110,000	AAA	1.850% due 8/1/29(b)	110,099
615,000	AAA	2.250% due 8/1/29(b)	615,972
360,000	AAA	4.000% due 8/1/21(c)	368,996
3,500,000	AAA	5.000% due 8/1/21	3,611,918
2,500,000	AAA	5.000% due 10/1/24	2,893,025
150,000	AAA	5.000% due 8/1/26(c)	175,679
200,000	AAA	5.500% due 8/1/26(c)	255,688
45,000	AAA	Series A, 5.000% due 8/1/21(c)	46,423
350,000	AAA	Series B, 5.000% due 8/1/25(c)	393,750
40,000	AAA	Series C, 5.000% due 8/1/21(c)	41,265

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - 13.4% - (continued)
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
$165,000	AA	5.000% due 2/15/25	$195,051
30,000	AA-	5.000% due 8/15/25	33,685
45,000	AA-	5.000% due 8/15/26	50,557
45,000	AA-	5.000% due 8/15/28	50,268
110,000	AA-	5.000% due 8/15/33	121,641
60,000	AA	5.000% due 2/15/34	72,017
155,000	A	5.500% due 9/1/43	169,398
400,000	A(e)	Series B, 5.000% due 11/15/40	451,212
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	184,320
		Texas Department of Housing & Community Affairs, Revenue Bonds:
412,735	Aaa(a)	2.950% due 7/1/36	438,312
420,000	AA+	Series A, 4.000% due 3/1/50	479,640
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	782,472
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	169,533
		Texas Water Development Board, Revenue Bonds:
1,000,000	AAA	3.000% due 8/1/21	1,018,970
125,000	AAA	Series A, 5.000% due 4/15/22	133,273
180,000	AAA	Series A, 5.000% due 4/15/25	216,979
75,000	AAA	Series A, 5.000% due 10/15/25	92,120
125,000	AAA	Series A, 5.000% due 4/15/26	156,095
190,000	AAA	Series A, 5.000% due 4/15/29	246,981
505,000	AAA	Series A, 5.000% due 4/15/30	652,894
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	230,956
		Total Texas	117,219,928
Utah - 0.5%
		Salt Lake City Corp. Airport Revenue, Revenue Bonds:
35,000	A	Series A, 5.000% due 7/1/26(c)	42,650
115,000	A	Series A, 5.000% due 7/1/28(c)	142,306
155,000	A	Series A, 5.000% due 7/1/30(c)	193,488
375,000	AAA	State of Utah, GO, Series B, 5.000% due 7/1/22	403,575
85,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	92,128
2,500,000	A+	Utah Transit Authority, Revenue Bonds, Series A, NPFG, 5.000% due 6/15/31	3,273,875
		Total Utah	4,148,022
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(c)	914,340
675,000	A	Series A, 5.000% due 6/15/30(c)	830,459
		Total Vermont	1,744,799
Virginia - 2.4%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	257,423
315,000	AAA	City of Chesapeake VA, GO, Series A, 5.000% due 8/1/34	432,536
30,000	BBB+	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	31,221
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,371,430
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,474,700
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	45,429
40,000	A3(a)	5.000% due 6/15/29	45,108
45,000	A3(a)	5.000% due 6/15/33	50,255
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 5.000% due 7/1/35	4,033,957
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(c)	1,105,374

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Virginia - 2.4% - (continued)
$320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	$413,011
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	21,932
50,000	A3(a)	5.000% due 6/15/32	58,909
65,000	A3(a)	5.000% due 6/15/34	76,186
		Virginia College Building Authority, Revenue Bonds:
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,656,458
165,000	AA+	Series D, 5.000% due 2/1/26	204,526
265,000	AA+	Series E, 5.000% due 2/1/30	343,350
305,000	AA+	Series E, 5.000% due 2/1/31	393,581
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	463,421
220,000	BBB-	Virginia Small Business Financing Authority, Revenue Bonds, 5.000% due 1/1/40(c)	228,004
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	70,231
75,000	A+	5.000% due 1/1/33	87,451
100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	103,663
		Total Virginia	20,968,156
Washington - 3.3%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	58,577
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	37,840
35,000	AA	5.000% due 1/1/36	43,106
3,330,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/1/22	3,583,213
		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds:
30,000	AA	Series A, 5.000% due 1/1/22	31,557
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/23(d)	32,276
65,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	69,932
		Port of Seattle WA, Revenue Bonds:
25,000	A-	5.000% due 6/1/23(c)	27,635
35,000	A+	5.000% due 2/1/27	42,069
70,000	A+	5.000% due 2/1/29	83,438
85,000	A+	Series A, 5.000% due 5/1/29(c)	103,125
1,000,000	AA-	Series B, 5.000% due 10/1/26(c)	1,205,490
980,000	AA-	Series B, 5.000% due 10/1/27(c)	1,169,022
135,000	AA-	Series B, 5.000% due 10/1/29(c)	159,281
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	62,783
3,430,000	AA+	Series A, 5.000% due 8/1/32	4,448,360
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,568,450
50,000	AA+	Series R2017A, 5.000% due 8/1/28	62,528
50,000	AA+	Series R2017A, 5.000% due 8/1/30	62,054
355,000	AA+	Series R2018C, 5.000% due 8/1/30	454,084
725,000	AA+	Series R2018D, 5.000% due 8/1/32	923,701
640,000	AA+	Series R2018D, 5.000% due 8/1/33	812,314
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	6,320,100
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	78,124
100,000	A	5.000% due 6/1/24	111,551
		Washington Health Care Facilities Authority, Revenue Bonds:
5,000	A	5.000% due 7/1/25	5,940

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Washington - 3.3% - (continued)
$60,000	A	5.000% due 7/1/26	$73,224
70,000	AA-	5.000% due 10/1/27	89,335
60,000	AA-	5.000% due 10/1/28	78,356
40,000	A+	5.000% due 1/1/29	46,979
90,000	A	5.000% due 7/1/29	111,987
20,000	A	5.000% due 7/1/34	24,388
780,000	A	5.000% due 7/1/42	933,730
115,000	AA-	Series A, 5.000% due 10/1/24	124,529
440,000	BBB+	Series A2, 5.000% due 8/1/39	541,385
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	16,880
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	39,163
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	44,582
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	231,756
		Total Washington	28,912,844
West Virginia - 1.8%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	12,679,763
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,568,120
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	232,396
		Total West Virginia	15,480,279
Wisconsin - 0.5%
160,000	A	Public Finance Authority, Revenue Bonds, 5.000% due 1/1/31	205,307
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	448,832
255,000	A+	5.000% due 11/15/24	298,870
325,000	A2(a)	5.000% due 10/1/25	390,124
25,000	BBB+	5.000% due 5/1/26	28,242
50,000	A3(a)	5.000% due 6/1/27	52,679
195,000	A+	5.000% due 11/15/27	224,778
50,000	BBB+	5.000% due 5/1/28	55,918
25,000	BBB+	5.000% due 5/1/29	27,866
30,000	A3(a)	5.000% due 6/1/32	31,385
70,000	A3(a)	5.000% due 6/1/39	72,918
1,505,000	AA	5.000% due 8/15/54(b)	1,685,100
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(d)	33,564
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(d)	223,760
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(d)	54,041
35,000	WD(e)	Series Prerefunded 8/15/25 @ 100, 4.000% due 2/15/38(d)	40,811
540,000	AA	Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series A, 3.500% due 9/1/50	600,809
		Total Wisconsin	4,475,004
		TOTAL MUNICIPAL BONDS
		(Cost - $764,657,210)	810,420,232
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $764,657,210)	810,420,232

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
SHORT-TERM INVESTMENTS - 7.8%
MUNICIPAL BONDS - 5.0%
$5,000,000	SP-1+	City of Los Angeles CA, Revenue Notes, 4.000% due 6/24/21	$5,107,300
10,000,000	MIG1(a)	School District of Broward County, Revenue Notes, 2.000% due 6/30/21	10,106,100
15,000,000	SP-1+	State of Colorado, Revenue Notes, 4.000% due 6/25/21	15,324,300
12,500,000	SP-1+	State of Texas, Revenue Notes, 4.000% due 8/26/21	12,850,125
		TOTAL MUNICIPAL BONDS
		(Cost - $43,376,180)	43,387,825
TIME DEPOSITS - 2.8%
7,430,102		ANZ National Bank - London, 0.010% due 12/1/20	7,430,102
1		Brown Brothers Harriman - Grand Cayman, 0.010% due 12/1/20	1
17,332,799		Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	17,332,799
		TOTAL TIME DEPOSITS
		(Cost - $24,762,902)	24,762,902
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $68,139,082)	68,150,727
		TOTAL INVESTMENTS - 100.1%
		(Cost - $832,796,292)	878,570,959
		Liabilities in Excess of Other Assets - (0.1)%	(973,519)
		TOTAL NET ASSETS - 100.0%	$877,597,440

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service. All ratings are unaudited.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e)	Rating by Fitch Ratings Service. All ratings are unaudited.
(f)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to approximately $165,657 and represents 0.02% of net assets.
(g)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Schedules of Investments

November 30, 2020 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
COP	—	Certificate of Participation
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MTA	—	Metropolitan Transportation Authority
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

Summary of Investments by Security Industry^
General Obligation	45.8%
Education	15.7
Health Care Providers & Services	7.6
Water and Sewer	7.2
Transportation	6.0
Airport	3.7
Power	2.1
Development	1.3
Single Family Housing	1.0
Utilities	0.8
Student Loan	0.5
Pollution	0.3
Multifamily Housing	0.1
Nursing Homes	0.1
Bond Bank	0.0	*
Facilities	0.0	*
Short-Term Investments	7.8
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

November 30, 2020 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by a pricing team established by the Adviser in accordance with such procedures under the oversight of the Board’s Valuation Committee as well as the full Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 —	unadjusted quoted prices in active markets for identical securities.

Level 2 —	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$126,272,745	$126,272,745	$–	$–
Communications	873,548,566	873,548,566	–	–
Consumer Cyclical	336,198,453	336,198,453	–	–
Consumer Non-cyclical	1,175,322,432	1,175,322,432	–	–
Energy	85,210,096	85,210,096	–	–
Financial	524,709,070	521,794,813	–	2,914,257
Industrial	405,916,360	405,916,360	–	–
Technology	1,004,521,804	1,001,955,094	–	2,566,710
Utilities	86,102,963	86,102,963	–	–
Preferred Stocks	17,651,649	–	–	17,651,649
Short-Term Investments:
Time Deposits	75,568,651	–	75,568,651	–
Money Market Fund	3,587,418	3,587,418	–	–
Total Investments, at value	$4,714,610,207	$4,615,908,940	$75,568,651	$23,132,616
Other Financial Instruments - Assets
Futures Contract	$584,814	$584,814	$–	$–
Total Other Financial Instruments - Assets	$584,814	$584,814	$–	$–

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$1,031,719,067	$1,031,719,067	$–	$–
Exchange Traded Funds (ETFs)	35,815,795	35,815,795	–	–
Short-Term Investments:
Time Deposits	31,011,731	–	31,011,731	–
Money Market Fund	36,438,919	36,438,919	–	–
Total Investments, at value	$1,134,985,512	$1,103,973,781	$31,011,731	$–

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks	$339,658,339	$339,658,339	$–	$–
Convertible Preferred Stocks	5,242,838	5,242,838	–	–
Equity Linked Notes	2,195,243	–	2,195,243	–
Exchange Traded Funds (ETFs)	37,270,427	37,270,427	–	–
Short-Term Investments:
Time Deposits	5,900,370	–	5,900,370	–
Money Market Fund	7,232,565	7,232,565	–	–
Total Investments, at value	$397,499,782	$389,404,169	$8,095,613	$–

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$18,099,562	$–	$18,099,562	$–
Austria	4,808,915	–	4,808,915	–
Belgium	2,897,318	–	2,897,318	–
Bermuda	7,347,191	1,897,141	5,450,050	–
Brazil	52,519,908	25,150,739	27,369,169	–
Canada	38,232,328	38,232,328	–	–
China	229,918,785	77,017,553	152,901,232	–
Cyprus	1,784,572	1,784,572	–	–
Denmark	12,290,371	–	12,290,371	–
Egypt	12,934,815	–	12,934,815	–
Finland	5,835,650	–	5,835,650	–
France	137,861,332	–	137,861,332	–
Germany	119,997,997	–	119,997,997	–
Greece	5,282,812	–	5,282,812	–
Hong Kong	31,963,744	1,440,025	30,523,719	–
Hungary	2,536,396	–	2,536,396	–
India	177,743,235	1,465,805	176,277,430	–
Indonesia	21,934,491	–	21,934,491	–
Ireland	16,574,809	4,738,346	11,836,463	–
Israel	7,920,683	4,080,239	3,840,444	–
Italy	18,238,453	–	18,238,453	–
Japan	369,400,942	–	369,400,942	–
Jersey, Channel Islands	5,393,708	–	5,393,708	–
Mexico	23,998,390	2,432,321	21,566,069	–
Netherlands	61,334,715	10,007,108	51,327,607	–
Norway	13,582,670	–	13,582,670	–
Peru	3,234,265	3,234,265	–	–
Philippines	13,713,265	–	13,713,265	–
Poland	3,378,953	–	3,378,953	–
Portugal	14,182,318	–	14,182,318	–
Russia	20,879,145	14,350,698	6,528,447	–
Singapore	4,107,179	–	4,107,179	–
South Africa	21,836,078	–	21,836,078	–
South Korea	88,075,572	–	88,075,572	–
Spain	13,582,819	–	13,582,819	–
Sweden	42,843,457	–	42,843,457	–
Switzerland	116,632,688	–	116,632,688	–
Taiwan	91,600,110	38,281,861	53,318,249	–
Thailand	14,406,951	–	14,406,951	–
United Arab Emirates	4,831,727	–	4,831,727	–
United Kingdom	174,562,064	15,605,380	158,952,556	4,128
United States	70,404,563	70,404,563	–	–
Exchange Traded Funds (ETFs)	56,387,488	56,387,488	–	–
Preferred Stock	793,594	–	–	793,594
Warrant	19,097	19,097	–	–
Short-Term Investments:
Time Deposits	63,332,589	–	63,332,589	–
Money Market Fund	56,256,943	56,256,943	–	–
Total Investments, at value	$2,275,494,657	$422,786,472	$1,851,910,463	$797,722
Other Financial Instruments - Liabilities
Options Contracts Written	$(123,758)	$(87,975)	$(35,783)	$–
Forward Foreign Currency Contracts	$(299,363)	$–	$(299,363)	$–
Total Other Financial Instruments - Liabilities	$(423,121)	$(87,975)	$(335,146)	$–

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Exchange Traded Funds (ETFs)	$13,902	$13,902	$–	$–
Short-Term Investments:
Time Deposit	15,815	–	15,815	–
Total Investments, at value	$29,717	$13,902	$15,815	$–

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$471,622,650	–	$471,622,650	$–
Mortgage-Backed Securities	467,023,774	–	467,023,774	–
Corporate Bonds & Notes	405,679,742	–	405,679,742	–
Collateralized Mortgage Obligations	404,130,267	–	404,130,267	–
Asset-Backed Securities	178,309,052	–	178,309,052	–
Senior Loans	41,461,998	–	41,461,998	–
Sovereign Bonds	25,398,467	–	25,398,467	–
Municipal Bonds	4,936,513	–	4,936,513	–
Open-End Fund	22,127,566	22,127,566	–	–
Common Stocks	265,270	265,270	–	–
Short-Term Investments:
Time Deposits	135,307,400	–	135,307,400	–
U.S. Government Obligations	51,692,029	–	51,692,029	–
Total Investments, at value	$2,207,954,728	$22,392,836	$2,185,561,892	$–

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$176,091,983	–	$176,091,983	$–
Senior Loans	62,430,497	–	46,954,474	15,476,023
Asset-Backed Securities	24,433,960	–	24,433,960	–
Collateralized Mortgage Obligations	23,681,860	–	23,681,860	–
U.S. Government Agencies & Obligations	5,703,526	–	5,703,526	–
Mortgage-Backed Securities	2,408,580	–	2,408,580	–
Sovereign Bonds	2,400,743	–	2,400,743	–
Common Stocks:
Basic Materials	201,059	–	–	201,059
Communications	1,754	–	–	1,754
Diversified	23,220,030	23,220,030	–	–
Exchange Traded Fund (ETF)	20,306,914	20,306,914	–	–
Warrants	219,949	219,949	–	–
Short-Term Investments:
Commercial Paper	3,544,511	–	3,544,511	–
Time Deposits	58,241,465	–	58,241,465	–
Money Market Fund	379,140	379,140	–	–
Total Investments, at value	$403,265,971	$44,126,033	$343,461,102	$15,678,836
Other Financial Instruments Assets
Forward Foreign Currency Contracts	$51,630	$–	$51,630	$–
Total Other Financial Instruments - Assets	$51,630	$–	$51,630	$–
Other Financial Instruments - Liabilities
Option Contracts Written	$(59,328)	$–	$–	$(59,328)
Forward Foreign Currency Contracts	$(232,175)	$–	$(232,175)	$–
Total Other Financial Instruments - Liabilities	$(291,503)	$–	$(232,175)	$(59,328)

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Australia	$1,465,750	$–	$1,465,750	$–
Bermuda	11,892,193	–	11,892,193	–
Brazil	8,335,785	–	8,335,785	–
British Virgin Islands	11,736,597	–	11,736,597	–
Canada	6,645,978	–	6,645,978	–
Cayman Islands	28,159,832	–	28,159,832	–
Chile	18,585,390	–	18,585,390	–
Colombia	4,023,900	–	4,023,900	–
Denmark	996,281	–	996,281	–
Dominican Republic	1,133,000	–	1,133,000	–
France	2,345,265	–	2,345,265	–
Germany	3,070,267	–	3,070,267	–
Hong Kong	2,015,871	–	2,015,871	–
India	13,332,194	–	13,332,194	–
Indonesia	1,042,450	–	1,042,450	–
Ireland	1,489,250	–	1,489,250	–
Israel	1,185,701	–	1,185,701	–
Italy	13,088,721	–	13,088,721	–
Japan	2,343,540	–	2,343,540	–
Malaysia	6,856,436	–	6,856,436	–
Marshall Islands	5,195,535	–	5,195,535	–
Mauritius	3,039,665	–	3,039,665	–
Mexico	19,630,630	–	19,630,630	–
Multinational	9,738,111	–	9,738,111	–
Netherlands	9,946,925	–	9,946,925	–
Norway	5,273,346	–	5,273,346	–
Panama	8,715,511	–	8,715,511	–
Peru	4,315,291	–	4,315,291	–
Philippines	4,685,236	–	4,685,236	–
Portugal	2,996	–	–	2,996
Saudi Arabia	2,465,013	–	2,465,013	–
Singapore	35,765,350	–	35,765,350	–
South Korea	24,568,971	–	24,568,971	–
Sweden	442,628	–	442,628	–
Switzerland	2,975,006	–	2,975,006	–
Thailand	1,888,283	–	1,888,283	–
United Kingdom	7,192,641	–	7,192,641	–
United States	158,753,626	–	158,753,626	–
Senior Loans	60,981,251	–	45,057,890	15,923,361
Sovereign Bonds	55,190,369	–	55,190,369	–
Municipal Bonds	7,569,575	–	7,569,575	–
Preferred Stocks:
Bermuda	2,092,533	2,092,533	–	–
United States	11,328,007	10,247,007	1,081,000	–
Common Stocks:
Canada	47,024	47,024	–	–
Cayman Islands	2,199,849	2,199,849	–	–
United States	57,636,559	52,651,655	–	4,984,904
Warrants:
Bermuda	10,615	–	–	10,615
Brazil	– *	–	–	– *
United States	290,849	290,849	–	–
Convertible Preferred Stock	3,125,529	3,125,529	–	–
Purchased Options
United States	46,314	41,514	4,800	–
Short-Term Investments:
Commercial Papers	19,110,807	–	19,110,807	–
Time Deposits	45,408,275	–	45,408,275	–
Money Market Fund	2,587,870	2,587,870	–	–
Total Investments, at value	$711,964,591	$73,283,830	$617,758,885	$20,921,876

Other Financial Instruments - Liabilities
Options Contracts Written	$(548,896)	$(423,270)	$(2,320)	$(123,306)
Forward Foreign Currency Contracts	(206,822)	–	(206,822)	–
Securities Sold Short:
Common Stocks	(991,531)	(991,531)	–	–
Corporate Bonds & Notes	(2,002,025)	–	(2,002,025)	–
Total Other Financial Instruments - Liabilities	$(3,749,274)	$(1,414,801)	$(2,211,167)	$(123,306)

* Includes securities that are fair valued by the Board at $0.

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$176,273,729	–	$176,273,729	$–
Asset-Backed Securities	137,716,599	–	137,716,599	–
Corporate Bonds & Notes:
Communications	13,603,086	–	13,603,086	–
Consumer Cyclical	10,269,206	–	10,269,206	–
Consumer Non-cyclical	1,637,048	–	1,637,048	–
Energy	5,910,357	–	5,910,357	–
Financial	27,509,695	123,741	27,385,954	–
Industrial	3,632,000	–	3,632,000	–
Common Stocks	249,745,717	249,745,717	–	–
Open-End Funds	158,713,536	158,713,536	–	–
Preferred Stocks:
Financial	6,115,848	3,804,598	–	2,311,250
Closed-End Fund	4,627,213	4,627,213	–	–
Warrants	772,880	772,880	–	–
Purchased Swaptions	2,325,221	2,325,221	–	–
Short-Term Investments:
Time Deposits	163,254,704	–	163,254,704	–
Money Market Fund	39,979,268	39,979,268	–	–
Total Investments, at value	$1,002,086,107	$460,092,174	$539,682,683	$2,311,250
Other Financial Instruments - Assets
OTC Credit Default Swaps	$5,193,740	$–	$5,193,740	$–
Total Other Financial Instruments - Assets	$5,193,740	$–	$5,193,740	$–
Other Financial Instruments - Liabilities
Swaption Contracts Written	$(1,352,879)	$–	$(1,352,879)	$–
OTC Credit Default Swaps	(35,028)	–	(35,028)	–
Securities Sold Short:
Exchange Traded Funds (ETFs)	(64,103,984)	(64,103,984)	–	–
Common Stocks	(3,898,506)	(3,898,506)	–	–
Corporate Bonds & Notes	(4,666,183)	–	(4,666,183)	–
Total Other Financial Instruments - Liabilities	$(74,056,580)	$(68,002,490)	$(6,054,090)	$–

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$810,420,232	–	$810,420,232	$–
Short-Term Investments:
Municipal Bonds	43,387,825	–	43,387,825	–
Time Deposits	24,762,902	–	24,762,902	–
Total Investments, at value	$878,570,959	$–	$878,570,959	$–

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 29, 2020 through November 30, 2020:

	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Municipal Bonds	Option Contracts
Destinations Large Cap Equity Fund
Balance as of February 29, 2020	$7,412,866	$2,130,232	$-	$5,282,634	$-	$-	$-	$-
Purchases	11,549,540	2,064,451	-	9,485,089	-	-	-	-
(Sales/Paydowns)	-	-	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	4,170,210	1,286,284	-	2,883,926	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-
Balance as of November 30, 2020	$23,132,616	$5,480,967	$-	$17,651,649	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2020	$4,170,210	$1,286,284	$-	$2,883,926	$-	$-	$-	$-

Destinations International Equity Fund
Balance as of February 29, 2020	$1,330,359	536,765	$-	$793,594	$-	$-	$-	$-
Purchases	-	-	-	-	-	-	-	-
(Sales/Paydowns)	(529,508)	(529,508)	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	200,807	200,807	-	-	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-
Transfers Out	(203,936)	(203,936)	-	-	-	-	-	-
Balance as of November 30, 2020	$797,722	$4,128	$-	$793,594	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2020	$200,807	$200,807	$-	$-	$-	$-	$-	$-

Destinations Low Duration Fixed Income Fund
Balance as of February 29, 2020	$4,962,081	$201,059	$-	$-	$4,761,022	$-	$-	$-
Purchases	11,534,891	819,890	-	-	10,715,001	-	-	-
(Sales/Paydowns)	(59,328)	-	-	-	-	-	-	(59,328)
Accrued Discounts (premiums)	-	-	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(818,136)	(818,136)	-	-	-	-	-	-
Transfers In	-	-	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-	-	-
Balance as of November 30, 2020	$15,619,508	$202,813	$-	$-	$15,476,023	$-	$-	$(59,328)
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2020	$(818,136)	$(818,136)	$-	$-	$-	$-	$-	$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 29, 2020	$6,455,082	$4,229,139	$1,156,106	$-	$1,069,837	$-	$-	$-
Purchases	18,729,102	3,513,066	-	-	14,853,524	362,512	-	-
(Sales/Paydowns)	(123,303)	-	-	-	-	-	-	(123,303)
Accrued Discounts (premiums)	-	-	-	-	-	-	-	-
Total realized gain (loss)	-	-	-	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(4,035,527)	(3,683,627)	-	-	-	(351,897)	-	(3)
Transfers In	926,326	926,326	-	-	-	-	-	-
Transfers Out	(1,153,110)	-	(1,153,110)	-	-	-	-	-
Balance as of November 30, 2020	$20,798,570	$4,984,904	$2,996	$-	$15,923,361	$10,615	$-	$(123,306)
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2020	$(4,035,527)	$(3,683,627)	$-	$-	$-	$(351,897)	$-	$(3)

* Includes securities that are fair valued at $0.

Destinations Multi Strategy Alternatives Fund
Balance as of February 29, 2020	$942,645	$-	$-	$-	$-	$942,475	$170	$-
Purchases	-	-	-	2,311,250	-	-	-	-
(Sales/Paydowns)	-	-	-	-	-	-	-	-
Accrued Discounts (premiums)	-	-	-	-	-	-	-	-
Total realized gain (loss)	(5,584,466)	-	-	-	-	(5,584,454)	(12)	-
Change in unrealized appreciation (depreciation)	4,641,898	-	-	-	-	4,642,056	(158)	-
Transfers In	-	-	-	-	-	-	-	-
Transfers Out	(77)	-	-	-	-	(77)	-	-
Balance as of November 30, 2020	$2,311,250	$-	$-	$2,311,250	$-	$-	$-	$-
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2020	$4,641,898	$-	$-	$-	$-	$4,642,056	$(158)	$-

* Includes securities that are fair valued at $0.

3. Investments

At November 30, 2020, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$3,257,259,759	$1,523,910,622	$(65,975,360)	$1,457,935,262
Destinations Small-Mid Cap Equity Fund	866,556,941	292,145,593	(23,717,022)	268,428,571
Destinations Equity Income Fund	370,608,235	47,105,802	(20,214,255)	26,891,547
Destinations International Equity Fund	1,605,306,873	725,032,763	(55,268,100)	669,764,663
Destinations Real Assets Fund	29,618	421	(322)	99
Destinations Core Fixed Income Fund	2,140,616,299	95,907,223	(28,568,794)	67,338,429
Destinations Low Duration Fixed Income Fund	411,556,642	4,592,256	(13,122,800)	(8,530,544)
Destinations Global Fixed Income Opportunities Fund	715,329,417	20,954,576	(28,068,676)	(7,114,100)
Destinations Multi Strategy Alternatives Fund	927,625,414	82,939,208	(13,995,682)	68,943,526
Destinations Municipal Fixed Income Fund	838,369,254	40,801,257	(599,552)	40,201,705